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                                                        Expires: Nov. 30, 2005

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                  811-1540
                                  ----------------------------------------------


                                 AIM Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:       12/31
                        ------------------

Date of reporting period:    06/30/05
                         -----------------

Item 1. Reports to Stockholders.

                                                               AIM BALANCED FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                 [COVER IMAGE]


EFFECTIVE JULY 18, 2005, AIM BALANCED FUND WAS REORGANIZED INTO AIM BASIC BALANCED FUND.


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM BALANCED FUND SEEKS TO ACHIEVE AS HIGH A TOTAL RETURN AS POSSIBLE, CONSISTENT pWITH THE PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES

o Class B shares are not available as an     o The blended index used in this report       o The average credit quality of the
investment for retirement plans              is composed of 60% RUSSELL                    Fund's holdings as of the close of the
maintained pursuant to Section 401 of the    1000--Registered Trademark-- VALUE INDEX      reporting period represents the weighted
Internal Revenue Code, including 401(k)      and 40% LEHMAN U.S. AGGREGATE BOND            average quality rating of the securities
plans, money purchase pension plans and      --Registered Trademark-- Index. The           in the portfolio as assigned by
profit sharing plans. Plans that have        unmanaged RUSSELL 1000--Registered            Nationally Recognized Statistical Rating
existing accounts invested in Class B        Trademark-- INDEX represents the              Organizations based on assessment of the
shares will continue to be allowed to        performance of the stocks of large-           credit quality of the individual
make additional purchases.                   capitalization companies; the Value           securities.
                                             segment measures the performance of
o Class R shares are available only to       Russell 1000 companies with lower             The Fund provides a complete list
certain retirement plans. Please see the     price/book ratios and lower forecasted        of its holdings four times in each
prospectus for more information.             growth values. The unmanaged Lehman U.S.      fiscal year, at the quarter-ends. For the
                                             Aggregate Bond Index, which represents        second and fourth quarters, the lists
PRINCIPAL RISKS OF INVESTING IN THE FUND     the U.S. investment-grade fixed-rate          appear in the Fund's semiannual and
                                             bond market (including government and         annual reports to shareholders. For the
o U.S. Treasury securities such as bills,    corporate securities, mortgage                first and third quarters, the Fund files
notes and bonds offer a high degree of       pass-through securities and asset-backed      the lists with the Securities and
safety, and they guarantee the payment of    securities), is compiled by Lehman            Exchange Commission (SEC) on Form N-Q.
principal and any applicable interest if     Brothers, a global investment bank.           The most recent list of portfolio
held to maturity. Fund shares are not                                                      holdings is available at
insured, and their value and yield will      o The Fund is not managed to track the        AIMinvestments.com. From our home
vary with market conditions.                 performance of any particular index,          page, click on Products & Performance,
                                             including the indexes defined here, and       then Mutual Funds, then Fund Overview.
o The Fund may invest up to 25% of its       consequently, the performance of the Fund     Select your Fund from the drop-down menu
assets in the securities of non-U.S.         may deviate significantly from the            and click on Complete Quarterly Holdings.
issuers. International investing presents    performance of the indexes.                   Shareholders can also look up the Fund's
certain risks not associated with                                                          Forms N-Q on the SEC's Web site at
investing solely in the United States.                                                     sec.gov. And copies of the Fund's Forms
These include risks relating to              o A direct investment cannot be made in       N-Q may be reviewed and copied at the
fluctuations in the value of the U.S.        an index. Unless otherwise indicated,         SEC's Public Reference Room at 450 Fifth
dollar relative to the values of other       index results include reinvested              Street, N.W., Washington,D.C. 20549-0102.
currencies, the custody arrangements made    dividends, and they do not reflect sales      You can obtain information on the
for the Fund's foreign holdings,             charges. Performance of an index of funds     operation of the Public Reference Room,
differences in accounting, political         reflects fund expenses; performance of a      including information about duplicating
risks and the lesser degree of public        market index does not.                        fee charges, by calling 1-202-942-8090 or
information required to be provided by                                                     1-800-732-0330, or by electronic request
non-U.S. companies.                          OTHER INFORMATION                             at the following e-mail address:
                                                                                           publicinfo@sec.gov. The SEC file numbers
ABOUT INDEXES USED IN THIS REPORT            o The returns shown in the management's       for the Fund are 811-1540 and 2-27334.
                                             discussion of Fund performance are based      The Fund's most recent portfolio
o The unmanaged Standard & Poor's            on net asset values calculated for            holdings, as filed on Form N-Q, are also
Composite Index of 500 Stocks (the S&P       shareholder transactions. Generally           available at AIMinvestments.com.
500--Registered Trademark-- INDEX) is an     accepted accounting principles require
index of common stocks frequently used as    adjustments to be made to the net assets      A description of the policies and
a general measure of U.S. stock market       of the fund at period end for financial       procedures that the Fund uses to
performance.                                 reporting purposes, and as such, the net      determine how to vote proxies relating to
                                             asset values for shareholder transactions     portfolio securities is available without
o The unmanaged Lipper BALANCED FUND         and the returns based on those net asset      charge, upon request, from our Client
INDEX represents an average of the 30        values may differ from the net asset          Services department at 800-959-4246 or on
largest balanced funds tracked by Lipper,    values and returns reported in the            the AIM Web site, AIMinvestments.com. On
Inc., an independent mutual fund             Financial Highlights.                         the home page, scroll down and click on
performance monitor. It is calculated                                                      AIM Funds Proxy Policy. The information
daily, with adjustments for distributions    o Industry classifications used in this       is also available on the SEC Web
as of the ex-dividend dates.                 report are generally according to the         site, sec.gov.
                                             Global Industry Classification Standard,
                                             which was developed by and is the             Information regarding how the Fund voted
                                             exclusive property and a service mark of      proxies related to its portfolio
                                             Morgan Stanley Capital International Inc.     securities during the 12 months ended
                                             and Standard & Poor's.                        June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
=======================================================================================    available on the SEC Web site, sec.gov.
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

 NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

 AIMINVESTMENTS.COM

AIM BALANCED FUND


                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
    [GRAHAM         Bruce Crockett, the independent Chair of the Board of
     PHOTO]         Trustees of the AIM Funds. We first introduced you to Mr.
                    Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board
                    since 1992; he assumed his responsibilities as Chair last
ROBERT H. GRAHAM    October.

                       Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a
                    valuable addition to the reports. The Board is charged with
  [WILLIAMSON       looking out for the interests of shareholders, and Mr.
     PHOTO]         Crockett's letter provides insight into some of the many
                    issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
MARK H. WILLIAMSON  manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM                 /S/ MARK H. WILLIAMSON

                    Robert H. Graham                     Mark H. Williamson
                    President & Vice Chair,              Chairman & President,
                    AIM Funds                            A I M Advisors, Inc.

                    August 10, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM BALANCED FUND


                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM
                    Funds, I'm writing to report on the work being done by your
   [CROCKETT        Board.
     PHOTO]
                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    August 10, 2005

AIM BALANCED FUND

MANAGEMENT'S DISCUSSION                                                                    business values, partly because we
OF FUND PERFORMANCE                                                                        believe investors regularly overreact to
                                                                                           negative news.
=======================================================================================
                                                                                              Since our application of this strategy
PERFORMANCE SUMMARY                          ==========================================    is highly disciplined and relatively
                                                                                           unique, it is important to understand the
AIM Balanced Fund shares were up modestly    FUND VS. INDEXES                              benefits and limitations of our process.
for the six-month period ended June                                                        First, the goal of our investment
30, 2005. Fund returns, at net asset         TOTAL RETURNS, 12/31/04-6/30/05, EXCLUDING    strategy is to help preserve your capital
value, were ahead of the S&P 500 Index,      APPLICABLE SALES CHARGES. IF SALES CHARGES    while seeking to grow it at above-market
tracked their peer group benchmark, and      WERE INCLUDED, RETURNS WOULD BE LOWER.        rates over the long term. Second, we have
trailed their style-specific                                                               little portfolio commonality with popular
index. Long-term Fund performance            Class A Shares                      0.80%     benchmarks and most of our peers.
information appears on page 5.                                                             (Commonality measures the similarity of
                                             Class B Shares                      0.42      holdings between two portfolios.) Third,
   We outperformed the S&P 500 Index                                                       short-term performance will differ from
during the period as the Fund's equity       Class C Shares                      0.42      the benchmarks and have little
and fixed-income returns exceeded those                                                    information value because our investments
of the broad market index. Equity returns    Class R Shares                      0.67      are materially different from benchmark
were driven largely by the strong returns                                                  constituents.
we experienced in the health care and        S&P 500 Index (Broad Market Index)-0.81
energy sectors. Our fixed-income portfolio                                                    We invest in a mixture of government
returns were driven by our overweight        60% Russell 1000 Value Index/                 and corporate bonds. Our fixed-income
position in longer maturity bonds, which     40% Lehman U.S. Aggregate Bond Index          investment process is accomplished
performed well. We underperformed our        (Style-specific Index)              2.10      through the use of duration management,
style-specific index as the Fund's equity                                                  yield-curve positioning and sector
returns were below those of the              Lipper Balanced Fund Index                    allocation. (Duration is the measure of a
benchmark. Weak stock returns in the         (Peer Group Index)                  0.50      debt security's sensitivity to interest
industrials and financials sectors and                                                     rate changes, expressed in terms of
lower sector weights in energy and           SOURCE: LIPPER,INC.                           years. Longer duration securities are
utilities, the two best-performing sectors                                                 usually more sensitive to interest rate
of the market, led to the relative           ==========================================    movements. The yield curve traces the
underperformance.                                                                          yields on debt securities of the same
                                                                                           quality but different maturities from the
=======================================================================================    shortest to the longest available.) In
HOW WE INVEST                                                                              addition, we use strategies involving
                                                                                           credit analysis and selection of specific
Our equity investment strategy is to         generated by the business. The Fund's         securities. By combining perspectives
create wealth by maintaining a long-term     philosophy is based on two elements that      from both the portfolio and security
investment horizon and investing in          we believe have empirical support:            level, we seek to consistently add value
companies that are selling at a                                                            over time while minimizing portfolio
significant discount to their estimated      o Companies have a measurable estimated       risk.
intrinsic value--a value that is based on    intrinsic value. Importantly, this fair
the estimated future cash flows              value is independent of the company's            While our historical investment
                                             stock price.                                  results provide evidence of success, we
                                                                                           believe the single most important
                                             o Market prices are more volatile than        indication of achieving
                                             intrinsic                                                                   (continued)

=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*

By security type                             1.Mortgage-Backed U.S. Agency                 1.Cardinal Health,Inc.              2.6%
                                               Securities                          10.1%
Stocks & Other Equity Interests    65.4%                                                   2.Tyco International Ltd.
                                             2.Non-Mortgaged Backed U.S. Agency              (Bermuda)                         2.5
Corporate Bond & Notes             18.9        Securities                            9.9
                                                                                           3.Halliburton Co.                   2.3
U.S. Government Mortgage Backed              3.Other Diversified Financial
Securities                         10.1        Services                              7.3   4.Sanofi-Aventis (France)           2.2

U.S. Government Agency                       4.Pharmaceuticals                       5.1   5.WellPoint,Inc.                    2.2
Securities                          9.9
                                             5.Health Care Distributors              4.4   6.Citigroup Inc.                    2.2
Corporate Asset-Backed Securities   1.0
                                             TOTAL NET ASSETS               $1.6 BILLION   7.Computer Associates
U.S. Treasury Securities            0.9                                                      International,Inc.                2.0
                                             TOTAL NUMBER OF HOLDINGS*               444
Other Assets Less Liabilities      -6.2                                                    8.JPMorgan Chase & Co.              1.9

The Fund's holdings are subject to                                                         9.First Data Corp.                  1.9
change, and there is no assurance that
the Fund will continue to hold any                                                         10.Omnicom Group Inc.               1.9
particular security.

*Excluding money market fund holdings.

=========================================    =========================================     =========================================

AIM BALANCED FUND

the Fund's objective in the future           We sold May following the announcement
resides in the difference between the        that the company intends to merge with                       BRET W. STANLEY,
portfolio's current market price and our     competitor Federated Department Stores                       Chartered Financial
estimate of intrinsic value. Since we        (not a Fund holding as of June 30, 2005).      [STANLEY      Analyst, senior portfolio
estimate the intrinsic value of each         The stock had appreciated 50% from its          PHOTO]       manager, is lead portfolio
holding in the portfolio, we can also        October lows and reflected what we                           manager of AIM Balanced
estimate the intrinsic value of the          believed to be fair value.                                   Fund. Mr. Stanley received
entire Fund. The difference between                                                                       a B.B.A. in finance from
market price and our estimate of                We managed your Fund's fixed-income        The University of Texas at Austin and an
portfolio intrinsic value remained           holdings with the intent of keeping a         M.S. in finance from the University of
attractive by historical standards for a     defensive position against rising             Houston.
balanced portfolio of stocks and bonds.      interest rates. The Fund's duration
While there is no assurance that market      generally remained shorter than that of                      R. CANON COLEMAN II,
value will ever reflect our estimate of      its benchmark, the Lehman U.S. Aggregate                     Chartered Financial
portfolio intrinsic value, this is the       Bond Index; a shorter duration suggests        [COLEMAN      Analyst, portfolio
primary metric we use in assessing and       that the Fund had less sensitivity to            PHOTO]      manager, is manager of AIM
managing the portfolio.                      changes in interest rates. With long-term                    Balanced Fund. Mr. Coleman
                                             interest rates falling in the period,                        earned a B.S. and an M.S.
CURRENT PERIOD ANALYSIS                      this defensive posture was a slight                          in accounting from the
                                             detractor to Fund performance. Part of        University of Florida. He also has an
Equity market returns were modestly          that underperformance was offset by being     M.B.A. from The Wharton School at the
negative during the period, as investors     overweight longer-dated bonds and             University of Pennsylvania.
were preoccupied with the impact that        underweight corporate bonds, one of the
high energy prices and rising interest       worst performing segments of the                             JAN H. FRIEDLI, senior
rates might have on continued economic       fixed-income market.                                         portfolio manager, is
growth. These concerns translated into                                                      [FRIEDLI      manager of AIM Balanced
muted or negative returns in most broad         With corporate bond prices becoming more      PHOTO]      Fund. Mr. Friedli
equity market sectors with the exception     attractive on the news of credit agency                      graduated cum laude from
of energy and utilities. Energy, which       downgrades of GENERAL MOTORS and FORD, we                    Villanova University with
rallied in response to record-high oil       increased our allocation to these issuers                    a B.S. in computer science
prices, was the Fund's best-performing       near the end of the period, but only in       and earned an M.B.A. with honors from the
sector, with oil service drilling and        issues that were short-term in maturity.      University of Chicago.
equipment providers TRANSOCEAN and           As of the close of the reporting period,
HALLIBURTON being among the largest          the average credit quality of the Fund's                     SCOT W. JOHNSON, Chartered
contributors to Fund performance.            bond holdings was A.                                         Financial Analyst, senior
                                                                                            [JOHNSON      portfolio manager, is
   Fund returns were driven largely by       IN CLOSING                                      PHOTO]       manager of AIM Balanced
our holdings in the health care sector.                                                                   Fund. Mr. Johnson received
MCKESSON, and HCA were notable               Results were favorable during this                           both his bachelor's degree
contributors in the period.                  period, but normal market volatility                         in economics
Pharmaceutical distributor McKesson          affects short-term performance. Over          and an M.B.A.in finance from Vanderbilt
rallied more than 40% in the period as       longer periods, we believe our investment     University.
the company continued to transition its      discipline has the potential to turn
distribution business to a                   market volatility into capital                               MATTHEW W. SEINSHEIMER,
fee-for-service platform, a move that        appreciation. Thank you for your                             Chartered Financial
will substantially reduce its exposure       investment and for sharing our long-term      [SEINSHEIMER   Analyst, senior portfolio
drug pricing volatility. The stock was       horizon.                                         PHOTO]      manager, is manager of AIM
further boosted by the settlement of a                                                                    Balanced Fund. He
class action suit related to HBO & Co., a    THE VIEWS AND OPINIONS EXPRESSED IN           received a B.B.A. from Southern Methodist
health care technology company McKesson      MANAGEMENT'S DISCUSSION OF FUND               University and an M.B.A. from The
purchased more than six years ago.           PERFORMANCE ARE THOSE OF A I M ADVISORS,      University of Texas at Austin.
                                             INC. THESE VIEWS AND OPINIONS ARE SUBJECT
   Our largest detractors to performance     TO CHANGE AT ANY TIME BASED ON FACTORS                       MICHAEL J. SIMON,
included TYCO INTERNATIONAL, FANNIE MAE,     SUCH AS MARKET AND ECONOMIC CONDITIONS.                      Chartered Financial
COMPUTER ASSOCIATES and BANK OF NEW YORK.    THESE VIEWS AND OPINIONS MAY NOT BE             [SIMON       Analyst, senior portfolio
Fannie Mae continued to make progress        RELIED UPON AS INVESTMENT ADVICE OR              PHOTO]      manager, is manager of AIM
toward restating its historical              RECOMMENDATIONS, OR AS AN OFFER FOR A                        Balanced Fund. He received
financials and rebuilding its capital        PARTICULAR SECURITY. THE INFORMATION IS                      a B.B.A. in finance from
base. However, recent concerns have          NOT A COMPLETE ANALYSIS OF EVERY ASPECT       Texas Christian University and an M.B.A.
focused on the company's regulatory          OF ANY MARKET, COUNTRY, INDUSTRY,             from the University of Chicago.
structure, generating news and               SECURITY OR THE FUND. STATEMENTS OF FACT
speculation that had a much bigger impact    ARE FROM SOURCES CONSIDERED RELIABLE, BUT     Assisted by the Basic Value Team and
on the company's stock price than on its     A I M ADVISORS, INC. MAKES NO                 Investment Grade Bond Team
business value.                              REPRESENTATION OR WARRANTY AS TO THEIR
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
   We did make some changes to the Fund's    HISTORICAL PERFORMANCE IS NO GUARANTEE OF
common stock holdings in the period. New     FUTURE RESULTS, THESE INSIGHTS MAY HELP
purchases included UNILEVER and FREDDIE      YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
MAC. We also sold our remaining shares of    PHILOSOPHY.
MAY DEPARTMENT STORES, AON and IMS
HEALTH.                                            See important fund and index
                                                   disclosures inside front cover.


AIM BALANCED FUND

YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

=========================================
AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS JUNE 3,        CLASS A SHARE PERFORMANCE REFLECTS THE
                                             2002. RETURNS SINCE THAT DATE ARE             MAXIMUM 4.75% SALES CHARGE, AND CLASS B
As of 6/30/05, including applicable sales    HISTORICAL RETURNS. ALL OTHER RETURNS ARE     AND CLASS C SHARE PERFORMANCE REFLECTS
charges                                      BLENDED RETURNS OF HISTORICAL CLASS R         THE APPLICABLE CONTINGENT DEFERRED SALES
                                             SHARE PERFORMANCE AND RESTATED CLASS A        CHARGE (CDSC) FOR THE PERIOD INVOLVED.
CLASS A SHARES                               SHARE PERFORMANCE (FOR PERIODS PRIOR TO       THE CDSC ON CLASS B SHARES DECLINES FROM
Inception (3/31/78)                9.18%     THE INCEPTION DATE OF CLASS R SHARES) AT      5% BEGINNING AT THE TIME OF PURCHASE TO
10 Years                           6.76      NET ASSET VALUE, ADJUSTED TO REFLECT THE      0% AT THE BEGINNING OF THE SEVENTH YEAR.
 5 Years                          -3.67      HIGHER RULE 12B-1 FEES APPLICABLE TO          THE CDSC ON CLASS C SHARES IS 1% FOR THE
 1 Year                           -0.31      CLASS R SHARES.                               FIRST YEAR AFTER PURCHASE. CLASS R SHARES
                                                                                           DO NOT HAVE A FRONT-END SALES CHARGE;
CLASS B SHARES                                  THE PERFORMANCE DATA QUOTED REPRESENT      RETURNS SHOWN ARE AT NET ASSET VALUE AND
Inception (10/18/93)               6.30%     PAST PERFORMANCE AND CANNOT GUARANTEE         DO NOT REFLECT A 0.75% CDSC THAT MAY BE
10 Years                           6.61      COMPARABLE FUTURE RESULTS; CURRENT            IMPOSED ON A TOTAL REDEMPTION OF
 5 Years                          -3.80      PERFORMANCE MAY BE LOWER OR HIGHER.           RETIREMENT PLAN ASSETS WITHIN THE FIRST
 1 Year                           -1.10      PLEASE VISIT AIMINVESTMENTS.COM FOR THE       YEAR.
                                             MOST RECENT MONTH-END PERFORMANCE.
CLASS C SHARES                               PERFORMANCE FIGURES REFLECT REINVESTED           THE PERFORMANCE OF THE FUND'S SHARE
Inception (8/4/97)                 2.06%     DISTRIBUTIONS, CHANGES IN NET ASSET VALUE     CLASSES WILL DIFFER DUE TO DIFFERENT
 5 Years                          -3.44      AND THE EFFECT OF THE MAXIMUM SALES           SALES CHARGE STRUCTURES AND CLASS
 1 Year                            2.90      CHARGE UNLESS OTHERWISE STATED.               EXPENSES.
                                             INVESTMENT RETURN AND PRINCIPAL VALUE
CLASS R SHARES                               WILL FLUCTUATE SO THAT YOU MAY HAVE A            HAD THE ADVISOR NOT WAIVED FEES AND/OR
10 Years                           7.02%     GAIN OR LOSS WHEN YOU SELL SHARES.            REIMBURSED EXPENSES IN THE PAST,
 5 Years                          -2.96                                                    PERFORMANCE WOULD HAVE BEEN LOWER FOR
 1 Year                            4.41                                                    CLASS A AND R SHARES.

=========================================

AIM BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or expenses
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          you paid for the period. You may use this
costs, which may include sales charges       multiply the result by the number in the      information to compare the ongoing costs
(loads) on purchase payments; contingent     table under the heading entitled "Actual      of investing in the Fund and other funds.
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         the expenses you paid on your account         example with the 5% hypothetical examples
ongoing costs, including management fees;    during this period                            that appear in the shareholder reports of
distribution and/or service fees (12b-1);                                                  the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR
intended to help you understand your         COMPARISON PURPOSES                              Please note that the expenses shown in
ongoing costs (in dollars) of investing                                                    the table are meant to highlight your
in the Fund and to compare these costs       The table below also provides information     ongoing costs only and do not reflect any
with ongoing costs of investing in other     about hypothetical account values and         transactional costs, such as sales
mutual funds. The example is based on an     hypothetical expenses based on the Fund's     charges (loads) on purchase payments,
investment of $1,000 invested at the         actual expense ratio and an assumed rate      contingent deferred sales charges on
beginning of the period and held for the     of return of 5% per year before expenses,     redemptions, and redemption fees, if any.
entire period January 1, 2005, through       which is not the Fund's actual return.        Therefore, the hypothetical information
June 30, 2005.                               The Fund's actual cumulative total            is useful in comparing ongoing costs
                                             returns at net asset value after expenses     only, and will not help you determine the
ACTUAL EXPENSES                              for the six months ended June 30, 2005,       relative total costs of owning different
                                             appear in the table "Fund vs. Indexes" on     funds. In addition, if these
The table below provides information         page 3.                                       transactional costs were included, your
about actual account values and actual                                                     costs would have been higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                        ACTUAL                               HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

           BEGINNING ACCOUNT       ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
SHARE            VALUE                 VALUE                 PAID DURING           VALUE                      PAID DURING
CLASS          (1/1/05)              (6/30/05)(1)              PERIOD(2)         (6/30/05)                      PERIOD(2)

A             $1,000.00              $1,008.00                  $5.53            $1,019.29                      $5.56
B              1,000.00               1,004.20                   9.24             1,015.57                       9.30
C              1,000.00               1,004.20                   9.24             1,015.57                       9.30
R              1,000.00               1,006.70                   6.77             1,018.05                       6.80


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.11%, 1.86%, 1.86% and 1.36% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

                                                                                                [ARROW
                                                                                                BUTTON    For More Information Visit
                                                                                                IMAGE]    AIMINVESTMENTS.COM


AIM BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Funds Group     o The quality of services to be provided      o Overall performance of AIM. The Board
(the "Board") oversees the management of     by AIM. The Board reviewed the                considered the overall performance of AIM
AIM Balanced Fund (the "Fund") and, as       credentials and experience of the             in providing investment advisory and
required by law, determines annually         officers and employees of AIM who will        portfolio administrative services to the
whether to approve the continuance of the    provide investment advisory services to       Fund and concluded that such performance
Fund's advisory agreement with A I M         the Fund. In reviewing the qualifications     was satisfactory.
Advisors, Inc. ("AIM"). Based upon the       of AIM to provide investment advisory
recommendation of the Investments            services, the Board reviewed the              o Fees relative to those of clients of
Committee of the Board, which is             qualifications of AIM's investment            AIM with comparable investment
comprised solely of independent trustees,    personnel and considered such issues as       strategies. The Board reviewed the
at a meeting held on June 30, 2005, the      AIM's portfolio and product review            advisory fee rate for the Fund under the
Board, including all of the independent      process, various back office support          Advisory Agreement. The Board noted that
trustees, approved the continuance of the    functions provided by AIM and AIM's           this rate (i) was the same as the initial
advisory agreement (the "Advisory            equity and fixed income trading               advisory fee rate for a variable
Agreement") between the Fund and AIM for     operations. Based on the review of these      insurance fund advised by AIM and offered
another year, effective July 1, 2005.        and other factors, the Board concluded        to insurance company separate accounts
                                             that the quality of services to be            with investment strategies comparable to
   The Board considered the factors          provided by AIM was appropriate and that      those of the Fund; and (ii) was lower
discussed below in evaluating the            AIM currently is providing satisfactory       than the advisory fee rates for two
fairness and reasonableness of the           services in accordance with the terms of      offshore funds for which an AIM affiliate
Advisory Agreement at the meeting on June    the Advisory Agreement.                       serves as advisor with investment
30, 2005 and as part of the Board's                                                        strategies comparable to those of the
ongoing oversight of the Fund. In their      o The performance of the Fund relative to     Fund. The Board noted that AIM has agreed
deliberations, the Board and the             comparable funds. The Board reviewed the      to waive advisory fees of the Fund, as
independent trustees did not identify any    performance of the Fund during the past       discussed below. Based on this review,
particular factor that was controlling,      one, three and five calendar years            the Board concluded that the advisory fee
and each trustee attributed different        against the performance of funds advised      rate for the Fund under the Advisory
weights to the various factors.              by other advisors with investment             Agreement was fair and reasonable.
                                             strategies comparable to those of the
   One of the responsibilities of the        Fund. The Board noted that the Fund's         o Fees relative to those of comparable
Senior Officer of the Fund, who is           performance in such periods was below the     funds with other advisors. The Board
independent of AIM and AIM's affiliates,     median performance of such comparable         reviewed the advisory fee rate for the
is to manage the process by which the        funds. The Board also noted that the Fund     Fund under the Advisory Agreement. The
Fund's proposed management fees are          is a target fund in a proposed fund           Board compared effective contractual
negotiated to ensure that they are           merger that has been approved by the          advisory fee rates at a common asset
negotiated in a manner which is at arm's     Board and, if approved by shareholders,       level and noted that the Fund's rate was
length and reasonable. To that end, the      will be consummated on or around July 1,      comparable to the median rate of the
Senior Officer must either supervise a       2005. In that regard, the Board noted         funds advised by other advisors with
competitive bidding process or prepare an    that they had previously reviewed the         investment strategies comparable to those
independent written evaluation. The Senior   projected advisory and non-advisory fees      of the Fund that the Board reviewed. The
Officer has recommended an independent       and expenses, including expense               Board noted that AIM has agreed to waive
written evaluation in lieu of a competitive  limitations and fee waivers, if any, and      advisory fees of the Fund, as discussed
bidding process and, upon the direction      the performance of the surviving fund in      below. Based on this review, the Board
of the Board, has prepared such an           this merger. Based on this review, the        concluded that the advisory fee rate for
independent written evaluation. Such         Board concluded that no changes should be     the Fund under the Advisory Agreement was
written evaluation also considered           made to the Fund and that it was not          fair and reasonable.
certain of the factors discussed below.      necessary to change the Fund's portfolio
In addition, as discussed below, the         management team at this time.                 o Expense limitations and fee waivers.
Senior Officer made certain                                                                The Board noted that AIM has
recommendations to the Board in              o The performance of the Fund relative to     contractually agreed to waive advisory
connection with such written evaluation.     indices. The Board reviewed the               fees of the Fund through June 30, 2006 to
                                             performance of the Fund during the past       the extent necessary so that the advisory
   The discussion below serves as a summary  one, three and five calendar years            fees payable by the Fund do not exceed a
of the Senior Officer's independent          against the performance of the Lipper         specified maximum advisory fee rate,
written evaluation and recommendations to    Balanced Fund Index. The Board noted that     which maximum rate includes breakpoints
the Board in connection therewith, as        the Fund's performance in such periods        and is based on net asset levels. The
well as a discussion of the material         was below the performance of such Index.      Board considered the contractual nature
factors and the conclusions with respect     The Board also noted that the Fund is a       of this fee waiver and noted that it
thereto that formed the basis for the        target fund in a proposed fund merger         remains in effect until June 30, 2006.
Board's approval of the Advisory             that has been approved by the Board and,      The Board considered the effect this fee
Agreement. After consideration of all of     if approved by shareholders, will be          waiver would have on the Fund's estimated
the factors below and based on its           consummated on or around July 1, 2005. In     expenses and concluded that the levels of
informed business judgment, the Board        that regard, the Board noted that they        fee waivers/expense limitations for the
determined that the Advisory Agreement is    had previously reviewed the projected         Fund were fair and reasonable.
in the best interests of the Fund and its    advisory and non-advisory fees and
shareholders and that the compensation to    expenses, including expense limitations       o Breakpoints and economies of scale. The
AIM under the Advisory Agreement is fair     and fee waivers, if any, and the              Board reviewed the structure of the
and reasonable and would have been           performance of the surviving fund in this     Fund's advisory fee under the Advisory
obtained through arm's length                merger. Based on this review, the Board       Agreement, noting that it includes one
negotiations.                                concluded that no changes should be made      breakpoint. The Board reviewed the level
                                             to the Fund and that it was not necessary     of the Fund's advisory fees, and noted
o The nature and extent of the advisory      to change the Fund's portfolio management     that such fees, as a percentage of the
services to be provided by AIM. The Board    team at this time.                            Fund's net assets, have decreased as net
reviewed the services to be provided by                                                    assets increased because the Advisory
AIM under the Advisory Agreement. Based      o Meetings with the Fund's portfolio          Agreement includes a breakpoint. The
on such review, the Board concluded that     managers and investment personnel. With       Board noted that AIM has contractually
the range of services to be provided by      respect to the Fund, the Board is meeting     agreed to waive advisory fees of the Fund
AIM under the Advisory Agreement was         periodically with such Fund's portfolio       through June 30, 2006 to the extent
appropriate and that AIM currently is        managers and/or other investment              necessary so that the advisory fees
providing services in accordance with the    personnel and believes that such              payable by the Fund do not exceed a
terms of the Advisory Agreement.             individuals are competent and able to         specified maximum advisory fee rate,
                                             continue to carry out their                   which maximum rate includes breakpoints
                                             responsibilities under the Advisory           and is based on net asset levels. The
                                             Agreement.                                    Board concluded that the Fund's fee
                                                                                           levels under the Advisory Agreement
                                                                                           therefore reflect economies of scale and
                                                                                           that it was not necessary to change the
                                                                                           advisory fee breakpoints in the Fund's
                                                                                           advisory fee schedule.

                                                                                                                         (continued)

AIM BALANCED FUND

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements (collectively, "cash            arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM            and/or other funds advised by AIM are
pursuant to the terms of an SEC exemptive    used to pay for research and execution
order. The Board found that the Fund may     services. This research is used by AIM in
realize certain benefits upon investing      making investment decisions for the Fund.
cash balances in AIM advised money market    The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to       obligations under the Advisory Agreement,
the extent the Fund invests in affiliated    and concluded that AIM has the financial
money market funds, AIM has voluntarily      resources necessary to fulfill its
agreed to waive a portion of the advisory    obligations under the Advisory Agreement.
fees it receives from the Fund
attributable to such investment. The         o Historical relationship between the
Board further determined that the            Fund and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the prior
lending Fund is in the best interests of     relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with       relationship, in part, because of such
the securities lending program in the        knowledge. The Board also reviewed the
money market funds according to the          general nature of the non- investment
procedures is in the best interests of       advisory services currently performed by
the lending Fund and its respective          AIM and its affiliates, such as
shareholders.                                administrative, transfer agency and
                                             distribution services, and the fees
o Independent written evaluation and         received by AIM and its affiliates for
recommendations of the Fund's Senior         performing such services. In addition to
Officer. The Board noted that, upon their    reviewing such services, the trustees
direction, the Senior Officer of the Fund    also considered the organizational
had prepared an independent written          structure employed by AIM and its
evaluation in order to assist the Board      affiliates to provide those services.
in determining the reasonableness of the     Based on the review of these and other
proposed management fees of the AIM          factors, the Board concluded that AIM and
Funds, including the Fund. The Board         its affiliates were qualified to continue
noted that the Senior Officer's written      to provide non-investment advisory
evaluation had been relied upon by the       services to the Fund, including
Board in this regard in lieu of a            administrative, transfer agency and
competitive bidding process. In              distribution services, and that AIM and
determining whether to continue the          its affiliates currently are providing
Advisory Agreement for the Fund, the         satisfactory non-investment advisory
Board considered the Senior Officer's        services.
written evaluation and the recommendation
made by the Senior Officer to the Board      o Other factors and current trends. In
that the Board consider implementing a       determining whether to continue the
process to assist them in more closely       Advisory Agreement for the Fund, the
monitoring the performance of the AIM        Board considered the fact that AIM, along
Funds. The Board concluded that it would     with others in the mutual fund industry,
be advisable to implement such a process     is subject to regulatory inquiries and
as soon as reasonably practicable.           litigation related to a wide range of
                                             issues. The Board also considered the
o Profitability of AIM and its               governance and compliance reforms being
affiliates. The Board reviewed               undertaken by AIM and its affiliates,
information concerning the profitability     including maintaining an internal
of AIM's (and its affiliates') investment    controls committee and retaining an
advisory and other activities and its        independent compliance consultant, and
financial condition. The Board considered    the fact that AIM has undertaken to cause
the overall profitability of AIM, as well    the Fund to operate in accordance with
as the profitability of AIM in connection    certain governance policies and
with managing the Fund. The Board noted      practices. The Board concluded that these
that AIM's operations remain profitable,     actions indicated a good faith effort on
although increased expenses in recent        the part of AIM to adhere to the highest
years have reduced AIM's profitability.      ethical standards, and determined that
Based on the review of the profitability     the current regulatory and litigation
of AIM's and its affiliates' investment      environment to which AIM is subject
advisory and other activities and its        should not prevent the Board from
financial condition, the Board concluded     continuing the Advisory Agreement for the
that the compensation to be paid by the      Fund.
Fund to AIM under its Advisory Agreement
was not excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05

AIM BALANCED FUND

EFFECTIVE JULY 18, 2005, AIM BALANCED FUND WAS REORGANIZED INTO AIM BASIC BALANCED FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (3/15/02)               1.92%       THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     1 Year                            5.16        REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  6 Months*                         1.01        ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                     PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      *Cumulative total return that has not         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans         been annualized                               OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  ========================================      FULL REPORT FOR INFORMATION ON
                                                                                           COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      YOUR FUND PROSPECTUS FOR MORE
                                             CHARGE; THEREFORE, PERFORMANCE IS AT          INFORMATION. FOR THE MOST CURRENT
                                             NAV. INSTITUTIONAL CLASS SHARES WOULD         MONTH-END PERFORMANCE, PLEASE CALL
                                             HAVE HAD DIFFERENT RETURNS DUE TO             800-451-4246 OR VISIT
                                             DIFFERENCES IN THE EXPENSE STRUCTURE          AIMinvestments.com.
                                             OF THE INSTITUTIONAL CLASS.


                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com     BAL-INS-2        YOUR GOALS. OUR SOLUTIONS.       [AIM INVESTMENTS LOGO APPEARS HERE]
                                         --Registered Trademark--              --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or
ongoing costs, including management fees     result by the number in the table under       expenses you paid for the period. You
and other Fund expenses. This example is     the heading entitled "Actual Expenses         may use this information to compare the
intended to help you understand your         Paid During Period" to estimate the           ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      expenses you paid on your account during      and other funds. To do so, compare this
in the Fund and to compare these costs       this period.                                  5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           shareholder reports of the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown
entire period January 1, 2005, through       The table below also provides                 in the table are meant to highlight your
June 30, 2005.                               information about hypothetical account        ongoing costs only. Therefore, the
                                             values and hypothetical expenses based        hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year      not help you determine the relative
The table below provides information         before expenses, which is not the Fund's      total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2005,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                       ACTUAL                                      HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES              ENDING ACCOUNT              EXPENSES
     SHARE             VALUE                 VALUE              PAID DURING                VALUE                  PAID DURING
     CLASS           (1/1/05)           (6/30/05)(1)             PERIOD(2)               (6/30/05)                 PERIOD(2)
 Institutional       $1,000.00            $1,010.10                $3.34                 $1,021.47                   $3.36

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.67% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIMinvestments.com    BAL-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-65.44%

ADVERTISING-3.01%

Interpublic Group of Cos., Inc. (The)(a)          1,525,000   $   18,574,500
----------------------------------------------------------------------------
Omnicom Group Inc.                                  377,000       30,107,220
============================================================================
                                                                  48,681,720
============================================================================

AEROSPACE & DEFENSE-1.01%

Honeywell International Inc.                        446,000       16,336,980
============================================================================

ALUMINUM-0.85%

Alcoa Inc.                                          525,300       13,726,089
============================================================================

APPAREL RETAIL-0.99%

Gap, Inc. (The)                                     808,000       15,958,000
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.28%

Bank of New York Co., Inc. (The)                    721,000       20,750,380
============================================================================

BUILDING PRODUCTS-2.02%

American Standard Cos. Inc.                         290,700       12,186,144
----------------------------------------------------------------------------
Masco Corp.                                         647,900       20,577,304
============================================================================
                                                                  32,763,448
============================================================================

COMMUNICATIONS EQUIPMENT-0.34%

Lucent Technologies Inc.-Wts., expiring
  12/10/07(b)                                         9,596            7,389
----------------------------------------------------------------------------
Motorola, Inc.                                      301,200        5,499,912
============================================================================
                                                                   5,507,301
============================================================================

CONSUMER ELECTRONICS-1.89%

Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                     536,000       13,501,840
----------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                              498,500       17,168,340
============================================================================
                                                                  30,670,180
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.92%

Ceridian Corp.(a)                                   845,100       16,462,548
----------------------------------------------------------------------------
First Data Corp.                                    768,700       30,855,618
============================================================================
                                                                  47,318,166
============================================================================

DIVERSIFIED BANKS-0.02%

HSBC Capital Funding L.P. (United Kingdom),
  4.61% Pfd., (Acquired 11/05/03;
  Cost $373,008)(c)(d)                              400,000          391,276
============================================================================

DIVERSIFIED CAPITAL MARKETS-0.07%

UBS Preferred Funding Trust I, 8.62% Pfd.(d)      1,000,000        1,197,550
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------


DIVERSIFIED CHEMICALS-0.38%

Dow Chemical Co. (The)                              138,000   $    6,145,140
============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.66%

Cendant Corp.                                     1,203,400       26,920,058
============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.81%

Waste Management, Inc.                            1,032,700       29,266,718
============================================================================

FOOD RETAIL-2.20%

Kroger Co. (The)(a)                               1,082,000       20,590,460
----------------------------------------------------------------------------
Safeway Inc.                                        664,000       14,999,760
============================================================================
                                                                  35,590,220
============================================================================

GENERAL MERCHANDISE STORES-1.58%

Target Corp.                                        471,500       25,654,315
============================================================================

HEALTH CARE DISTRIBUTORS-4.37%

Cardinal Health, Inc.                               739,000       42,551,620
----------------------------------------------------------------------------
McKesson Corp.                                      632,000       28,307,280
============================================================================
                                                                  70,858,900
============================================================================

HEALTH CARE EQUIPMENT-1.02%

Baxter International Inc.                           447,000       16,583,700
============================================================================

HEALTH CARE FACILITIES-1.58%

HCA Inc.                                            452,800       25,660,176
============================================================================

INDUSTRIAL CONGLOMERATES-3.95%

General Electric Co.                                681,200       23,603,580
----------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 1,383,200       40,389,440
============================================================================
                                                                  63,993,020
============================================================================

INDUSTRIAL MACHINERY-1.21%

Illinois Tool Works Inc.                            245,000       19,521,600
============================================================================

INTEGRATED OIL & GAS-0.12%

Shell Frontier Oil & Gas Inc.-Series B,
  3.96% Floating Rate Pfd.(d)(e)                         20        2,000,000
============================================================================

INVESTMENT BANKING & BROKERAGE-2.53%

Merrill Lynch & Co., Inc.                           339,700       18,686,897
----------------------------------------------------------------------------
Morgan Stanley                                      426,000       22,352,220
============================================================================
                                                                  41,039,117
============================================================================

LIFE & HEALTH INSURANCE-0.11%

Aegon N.V. (Netherlands), 6.38% Pfd                  72,500        1,832,075
============================================================================


                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

MANAGED HEALTH CARE-2.21%

WellPoint, Inc.(a)                                  513,800   $   35,781,032
============================================================================

MOVIES & ENTERTAINMENT-1.51%

Walt Disney Co. (The)                               972,000       24,474,960
============================================================================

MULTI-LINE INSURANCE-1.44%

Hartford Financial Services Group, Inc. (The)       311,700       23,308,926
============================================================================

OIL & GAS DRILLING-1.45%

Transocean Inc. (Cayman Islands)(a)                 436,300       23,547,111
============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.85%

Halliburton Co.                                     782,000       37,395,240
----------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                     328,000       24,908,320
============================================================================
                                                                  62,303,560
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.93%

ABN AMRO XVII Custodial Receipts- Series
  MM17,
  3.80% Floating Rate Pfd. (Acquired
  05/11/05; Cost $5,432,060)(c)(d)(f)(g)                 54        5,400,000
----------------------------------------------------------------------------
ABN AMRO XVIII Custodial Receipts- Series
  MM18,
  2.79% Floating Rate Pfd. (Acquired
  09/10/04-09/13/04; Cost
  $1,399,980)(c)(f)(g)(h)                                14        1,400,000
----------------------------------------------------------------------------
Citigroup Inc.                                      760,933       35,177,933
----------------------------------------------------------------------------
JPMorgan Chase & Co.                                873,700       30,859,084
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III,
  3.73% Floating Rate Pfd.
  (Acquired 06/03/04; Cost
  $2,728,553)(c)(d)(e)                                2,800        2,774,394
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV,
  3.80% Floating Rate Pfd.
  (Acquired 01/19/05; Cost $976,481)(c)(d)(e)         1,000          976,691
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI,
  3.98% Floating Rate Pfd.
  (Acquired 01/19/05; Cost
  $3,205,841)(c)(d)(e)                                3,300        3,205,524
============================================================================
                                                                  79,793,626
============================================================================

PACKAGED FOODS & MEATS-1.99%

Kraft Foods Inc.-Class A                            465,000       14,791,650
----------------------------------------------------------------------------
Unilever N.V.-CVA (Netherlands)(i)                  270,000       17,487,103
============================================================================
                                                                  32,278,753
============================================================================

PHARMACEUTICALS-5.07%

Pfizer Inc.                                         894,600       24,673,068
----------------------------------------------------------------------------
Sanofi-Aventis (France)(i)                          442,640       36,252,727
----------------------------------------------------------------------------
Wyeth                                               474,600       21,119,700
============================================================================
                                                                  82,045,495
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-1.55%

ACE Ltd. (Cayman Islands)                           558,300   $   25,039,755
============================================================================

SYSTEMS SOFTWARE-1.98%

Computer Associates International, Inc.           1,166,000       32,041,680
============================================================================

THRIFTS & MORTGAGE FINANCE-2.54%

Fannie Mae                                          456,600       26,665,440
----------------------------------------------------------------------------
Fannie Mae-Series J,
  4.72% Floating Rate Pfd.(j)                        52,000        2,574,000
----------------------------------------------------------------------------
Fannie Mae-Series K,
  5.40% Floating Rate Pfd.(j)                        55,000        2,744,500
----------------------------------------------------------------------------
Freddie Mac                                         140,000        9,132,200
============================================================================
                                                                  41,116,140
============================================================================
    Total Stocks & Other Equity Interests
      (Cost $917,556,531)                                      1,060,097,167
============================================================================

                                                PRINCIPAL
                                                  AMOUNT

BONDS & NOTES-18.92%

ADVERTISING-0.02%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(d)             $    393,000          394,670
============================================================================

AUTOMOBILE MANUFACTURERS-0.11%

DaimlerChrysler N.A. Holding Corp., Unsec.
  Gtd. Unsub. Global Notes, 7.25%,
  01/18/06(d)                                     1,725,000        1,753,083
============================================================================

BROADCASTING & CABLE TV-1.83%

Comcast Corp.,
  Sr. Notes,
  7.25%, 08/01/05(d)                              1,730,000        1,734,429
----------------------------------------------------------------------------
  8.30%, 05/15/06(d)                              1,800,000        1,862,208
----------------------------------------------------------------------------
  Sr. Unsec. Deb.,
  8.88%, 09/15/05(d)                              6,600,000        6,662,832
----------------------------------------------------------------------------
  9.50%, 08/01/13(d)                              2,625,000        2,761,526
----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.88%, 02/15/06(d)                              5,070,000        5,156,646
----------------------------------------------------------------------------
  8.00%, 08/01/05(d)                                550,000          551,688
----------------------------------------------------------------------------
  8.38%, 11/01/05(d)                              1,000,000        1,019,210
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06(d)      3,195,000        3,397,339
----------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06(d)                                       750,000          761,932
----------------------------------------------------------------------------
Time Warner Cos., Inc., Notes, 8.18%,
  08/15/07(d)                                     2,500,000        2,689,275
----------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb.,
  7.57%, 02/01/24(d)                              2,480,000        2,990,334
============================================================================
                                                                  29,587,419
============================================================================

BUILDING PRODUCTS-0.07%

Hanson Overseas B.V. (Netherlands), Sr. Gtd.
  Yankee Notes, 6.75%, 09/15/05(d)                1,200,000        1,206,300
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

CONSUMER FINANCE-3.12%

Capital One Bank, Sr. Medium Term Global
  Notes, 6.88%, 02/01/06(d)                    $  3,300,000   $    3,356,628
----------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds,
  4.76%, 02/01/27
  (Acquired 09/16/04; Cost
  $3,160,140)(c)(d)(e)                            3,100,000        3,110,385
----------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes, 7.25%, 05/01/06(d)            4,005,000        4,107,408
----------------------------------------------------------------------------
  Unsec. Notes, 7.13%, 08/01/08(d)                  495,000          533,298
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes, 7.60%, 08/01/05(d)                8,065,000        8,078,469
----------------------------------------------------------------------------
  Notes, 6.50%, 02/15/06(d)                       1,462,000        1,470,114
----------------------------------------------------------------------------
  Unsec. Global Notes,
  6.50%, 01/25/07(d)                              1,890,000        1,915,250
----------------------------------------------------------------------------
  6.88%, 02/01/06(d)                              7,710,000        7,774,995
----------------------------------------------------------------------------
  Unsec. Notes, 6.13%, 01/09/06(d)                  900,000          904,104
----------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes,
  4.15%, 05/18/06(d)(e)                           2,910,000        2,890,416
----------------------------------------------------------------------------
  Global Notes, 7.50%, 07/15/05(d)                3,900,000        3,904,212
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Medium Term Notes, 2.00%,
  07/15/05(d)                                       770,000          769,769
----------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%,
  01/15/06(d)                                    10,905,000(k)     10,996,493
----------------------------------------------------------------------------
MBNA America Bank N.A., Sr. Medium Term
  Global Notes, 7.75%, 09/15/05(d)                  675,000          680,143
============================================================================
                                                                  50,491,684
============================================================================

DIVERSIFIED BANKS-1.50%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $3,682,866)(c)(d)(l)             3,300,000        3,421,390
----------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $554,525)(c)(d)          500,000          506,145
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $600,088)(c)(d)                    610,000          588,235
----------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $3,568,257)(c)(d)                          2,850,000        3,699,898
----------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Trust Pfd. Notes, 3.97%,
  06/08/28(d)(e)                                  1,485,000        1,435,208
----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $1,771,602)(c)(d)                          1,400,000        1,552,698
----------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes, 6.88%, 03/15/12(d)           900,000        1,027,107
----------------------------------------------------------------------------
Credit Suisse First Boston, Inc., Sub. Medium
  Term Notes, 7.75%, 05/15/06 (Acquired
  04/06/05; Cost $270,273)(c)(d)                    260,000          267,951
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
DIVERSIFIED BANKS-(CONTINUED)

Danske Bank A/S (Denmark), First Tier Bonds,
  5.91% (Acquired 06/07/04; Cost
  $1,245,000)(c)(d)(l)                         $  1,245,000   $    1,334,217
----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  3.88%,(d)(l)(m)                                 3,870,000        3,428,874
----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 3.31%, 08/29/87(d)(m)           1,500,000        1,214,338
----------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 3.31%,(d)(l))(m)               1,000,000          901,050
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(d)                                815,000        1,142,557
----------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(d)(l)                              1,035,000        1,074,195
----------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07(d)                              2,750,000        2,732,097
============================================================================
                                                                  24,325,960
============================================================================

DIVERSIFIED METALS & MINING-0.07%

Falconbridge Ltd. (Canada), Unsec. Yankee
  Deb., 7.00%, 07/15/05(d)                        1,150,000        1,150,805
============================================================================

ELECTRIC UTILITIES-0.64%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(d)           350,000          354,319
----------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(d)                   900,000          954,297
----------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 7.23%, 09/15/05(d)                       7,100,000        7,148,422
----------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08(d)                       1,875,000        1,947,394
============================================================================
                                                                  10,404,432
============================================================================

FOOD RETAIL-0.16%

Safeway Inc., Sr. Unsec. Notes,
  2.50%, 11/01/05(d)                                440,000          438,205
----------------------------------------------------------------------------
  6.15%, 03/01/06(d)                              2,100,000        2,127,783
============================================================================
                                                                   2,565,988
============================================================================

GAS UTILITIES-0.24%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(d)                          350,000          366,866
----------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(d)                                     3,540,000        3,574,480
============================================================================
                                                                   3,941,346
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

GOLD-0.06%

Newmont Mining Corp., Notes, 5.88%,
  04/01/35(d)                                  $    900,000   $      923,958
============================================================================

HOMEBUILDING-0.50%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(d)                                       800,000          898,000
----------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(d)                                       520,000          524,888
----------------------------------------------------------------------------
Ryland Group, Inc. (The),
  Sr. Unsec. Unsub. Notes,
  8.00%, 08/15/06(d)                              5,900,000        6,125,911
----------------------------------------------------------------------------
  9.75%, 09/01/10(d)                                500,000          528,680
============================================================================
                                                                   8,077,479
============================================================================

HOUSEWARES & SPECIALTIES-0.15%

American Greetings Corp., Unsec. Putable
  Deb., 6.10%, 08/01/08(d)                        2,400,000        2,473,800
============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.19%

PSEG Power LLC, Sr. Unsec. Gtd. Global Notes,
  6.88%, 04/15/06(d)                              2,936,000        2,997,979
============================================================================

INDUSTRIAL CONGLOMERATES-0.05%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $849,203)(c)(d)                                   750,000          775,282
============================================================================

INTEGRATED OIL & GAS-0.57%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33(d)                                     1,800,000        2,146,194
----------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(d)                                     1,000,000        1,083,790
----------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(d)                                     5,409,000        6,078,364
============================================================================
                                                                   9,308,348
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.21%

CenturyTel, Inc.-Series C, Sr. Unsec. Notes,
  6.55%, 12/01/05(d)                              3,300,000        3,334,782
----------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes,
  8.50%, 03/01/31(d)                                930,000        1,317,308
----------------------------------------------------------------------------
Southwestern Bell Telephone Co.-Series B,
  Medium Term Notes, 6.25%, 07/07/05(d)             350,000          350,196
----------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 7.13%, 01/30/06(d)                       4,950,000        5,032,219
----------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22(d)            1,880,000        2,570,975
----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(d)                                       635,000          670,731
----------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec.
  Deb., 6.75%, 05/15/27(d)                        1,000,000        1,091,900
----------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(d)                              1,350,000        1,819,611
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Communications Inc., Unsec. Gtd.
  Deb., 6.94%, 04/15/28(d)                     $    250,000   $      291,317
----------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(d)                          935,000        1,003,545
----------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(d)                       1,100,000        1,180,993
----------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(d)                          950,000          939,626
============================================================================
                                                                  19,603,203
============================================================================

INVESTMENT BANKING & BROKERAGE-0.13%

Goldman Sachs Capital I, Gtd. Sub. Trust Pfd.
  Bonds, 6.35%, 02/15/34(d)                       1,000,000        1,093,560
----------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub. Notes,
  7.63%, 06/01/06(d)                              1,000,000        1,031,560
============================================================================
                                                                   2,125,120
============================================================================

LIFE & HEALTH INSURANCE-0.34%

Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired 01/22/04-
  01/29/04; Cost $4,717,650)(c)(d)(n)             4,000,000        4,905,800
----------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(d)                                600,000          631,536
============================================================================
                                                                   5,537,336
============================================================================

MOVIES & ENTERTAINMENT-0.26%

Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(d)                 1,800,000        2,298,294
----------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Notes,
  6.40%, 01/30/06(d)                              1,950,000        1,976,208
============================================================================
                                                                   4,274,502
============================================================================

MULTI-UTILITIES-0.22%

Dominion Resources, Inc.-Series B, Sr. Unsec.
  Unsub. Global Notes, 7.63%, 07/15/05(d)         1,310,000        1,311,389
----------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes,
  6.95%, 12/01/05(d)                              2,200,000        2,227,104
============================================================================
                                                                   3,538,493
============================================================================

MUNICIPALITIES-1.46%

Chicago (City of), Illinois O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004 E
  RB, 3.88%, 01/01/08(d)(n)                       2,400,000        2,400,000
----------------------------------------------------------------------------
Dallas (City of), Texas; Taxable Pension
  Limited Tax Series 2005 A GO,
  4.61%, 02/15/14(d)                                900,000          915,750
----------------------------------------------------------------------------
  5.20%, 02/15/35(d)                              1,450,000        1,536,623
----------------------------------------------------------------------------
Detroit (City of), Michigan;
  Taxable Capital Improvement Limited Tax
  Series 2005 A-1 GO, 4.96%, 04/01/20(d)(n)       1,105,000        1,108,437
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
MUNICIPALITIES-(CONTINUED)

  Taxable Series 2005 COP, 4.95%,
  06/15/25(d)(n)                               $  1,745,000   $    1,777,719
----------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Taxable Series 2005
  A RB,
  4.87%, 07/15/16(d)                                850,000          870,187
----------------------------------------------------------------------------
  5.22%, 07/15/20(d)                              1,000,000        1,030,250
----------------------------------------------------------------------------
  5.28%, 01/15/22(d)                                550,000          566,500
----------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Taxable
  Allocation Series 2003 RB,
  6.10%, 05/01/24(d)(n)                           1,910,000        2,010,275
----------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (City of Detroit School District); Taxable
  Series 2005 RB, 5.00%, 06/01/15(d)(n)             635,000          705,644
----------------------------------------------------------------------------
New Hampshire (State of); Taxable Unlimited
  Tax Series 2005 B GO, 4.65%, 05/15/15(d)        1,800,000        1,849,500
----------------------------------------------------------------------------
Oregon (State of) Community College
  Districts; Taxable Pension Limited Tax
  Series 2005 GO,
  4.64%, 06/30/20(d)(n)                             825,000          825,190
----------------------------------------------------------------------------
  4.83%, 06/30/28(d)(n)                           1,550,000        1,550,093
----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB,
  3.69%, 07/01/07(d)(n)                           1,000,000          994,320
----------------------------------------------------------------------------
  4.21%, 07/01/08(d)(n)                           1,185,000        1,188,958
----------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  6.80%, 07/10/30(d)(n)(o)                        4,425,000        4,252,160
============================================================================
                                                                  23,581,606
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.30%

Pemex Project Funding Master Trust,
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(d)                                     2,345,000        2,861,135
----------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes,
  5.75%, 12/15/15 (Acquired 06/27/05; Cost
  $2,050,483)(c)(d)                               2,065,000        2,048,687
============================================================================
                                                                   4,909,822
============================================================================

OIL & GAS REFINING & MARKETING-0.08%

Enterprise Products Operating L.P., Sr.
  Notes, 4.95%, 06/01/10(d)                       1,300,000        1,309,321
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.72%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(d)                                       305,000          303,484
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

ING Capital Funding Trust III, Gtd. Trust
  Pfd. Global Bonds, 8.44%(d)(l)               $    900,000   $    1,066,032
----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
  9.87% (Acquired 06/16/04-06/14/05; Cost
  $3,853,708)(c)(d)(l)                            3,400,000        3,851,078
----------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd.
  Notes, 7.63%, 11/15/05(d)                       3,200,000        3,240,768
----------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Sr.
  Unsec. Global Notes, 8.02%, 05/15/07(d)           900,000          934,101
----------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(d)                              5,057,500        5,574,629
----------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04; Cost $725,007)(c)(d)          715,237          712,877
----------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $3,572,605)(c)(d)                          3,575,000        3,472,183
----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands)-Class A, Sr. Floating Rate Notes,
  3.46%, 01/25/36 (Acquired 03/21/05; Cost
  $800,000)(c)(d)(e)(h)                             800,000          800,500
----------------------------------------------------------------------------
  Sr. Notes, 9.25%, 03/15/30 (Acquired
  09/22/04; Cost $3,221,976)(c)(d)                2,723,333        3,385,539
----------------------------------------------------------------------------
Toll Road Investors Partnership II, L.P.-
  Series A, Bonds, 5.49%, 02/15/45 (Acquired
  03/11/05-05/03/05; Cost
  $3,282,867)(c)(h)(n)(p)                        27,900,000        3,409,031
----------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds 8.75%(d)(l)                945,000        1,045,882
============================================================================
                                                                  27,796,104
============================================================================

PROPERTY & CASUALTY INSURANCE-1.00%

Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(d)            2,175,000        2,389,412
----------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(d)                  4,295,000        4,820,407
----------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Sub. Deb.,
  8.00%, 09/15/34 (Acquired 04/29/05-
  06/09/05; Cost $2,697,127)(c)(d)                2,525,000        2,758,234
----------------------------------------------------------------------------
  5.15%, 08/15/33 (Acquired 03/23/04-
  06/09/05; Cost $5,527,664)(c)(d)                5,435,000        5,528,265
----------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06(d)                         700,000          722,876
============================================================================
                                                                  16,219,194
============================================================================

REAL ESTATE-0.24%

Health Care Property Investors, Inc.,
  Notes, 5.63%, 05/01/17(d)                       1,000,000        1,021,440
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.07%, 06/08/15(d)            1,500,000        1,705,530
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(d)                                  $  1,100,000   $    1,122,099
============================================================================
                                                                   3,849,069
============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.05%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(d)                                       735,000          759,292
============================================================================

REGIONAL BANKS-0.66%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 4.88%, 03/01/34(d)(e)      3,725,000        3,858,839
----------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(d)                              3,000,000        3,056,850
----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 3.90%, 06/01/28(d)(e)               1,000,000          953,640
----------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
  4.70%, 06/30/09(d)                              1,375,000        1,400,218
----------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(d)                                     1,400,000        1,411,522
============================================================================
                                                                  10,681,069
============================================================================

RESTAURANTS-0.06%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(d)                                       850,000          887,171
============================================================================

SOVEREIGN DEBT-0.90%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05(d)                                     4,600,000        4,631,326
----------------------------------------------------------------------------
Russian Federation (Russia),
  Unsec. Unsub. Bonds,
  7.50%, 03/31/30 (Acquired 05/18/04; Cost
  $1,260,875)(c)(d)(q)                            1,400,000        1,561,252
----------------------------------------------------------------------------
  8.75%, 07/24/05 (Acquired 09/10/04-
  01/21/05; Cost $2,167,713)(c)(d)                2,100,000        2,105,880
----------------------------------------------------------------------------
  REGS, Unsec. Unsub. Euro Bonds, 8.75%,
  07/24/05 (Acquired 05/14/04; Cost
  $2,218,650)(c)(d)                               2,100,000        2,107,770
----------------------------------------------------------------------------
  10.00%, 06/26/07 (Acquired 05/14/04-
  05/18/04; Cost $1,892,475)(c)(d)                1,680,000        1,853,544
----------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes,
  6.63%, 03/03/15(d)                                490,000          536,305
----------------------------------------------------------------------------
  7.50%, 04/08/33(d)                              1,570,000        1,797,807
============================================================================
                                                                  14,593,884
============================================================================

THRIFTS & MORTGAGE FINANCE-0.07%

Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(d)                    950,000        1,058,433
============================================================================

TOBACCO-0.33%

Altria Group, Inc., Unsec. Global Notes,
  7.00%, 07/15/05(d)                           $  5,350,000   $    5,356,902
============================================================================

----------------------------------------------------------------------------
                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
TRADING COMPANIES & DISTRIBUTORS-0.15%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05-
  03/03/05; Cost $2,468,114)(c)(d)                2,175,000        2,506,492
============================================================================

TRUCKING-0.18%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(d)                              2,655,000        2,913,624
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.28%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(d)               4,355,000        4,594,090
============================================================================
    Total Bonds & Notes (Cost $304,441,177)                      306,473,260
============================================================================
U.S. MORTGAGE-BACKED SECURITIES-10.11%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.59%

Pass Through Ctfs.,
  5.50%, 05/01/13 to 12/01/33(d)                  2,481,643        2,540,995
----------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(d)                  3,570,939        3,760,520
----------------------------------------------------------------------------
  6.50%, 05/01/16 to 01/01/35(d)                  3,642,540        3,772,147
----------------------------------------------------------------------------
  6.00%, 04/01/17 to 01/01/34(d)                  5,679,500        5,869,982
----------------------------------------------------------------------------
  8.00%, 01/01/27(d)                              1,282,824        1,384,888
----------------------------------------------------------------------------
  7.50%, 12/01/30 to 03/01/32(d)                    630,144          674,928
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/20 to 07/01/35(d)(r)               7,720,000        7,748,881
============================================================================
                                                                  25,752,341
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-7.61%

Pass Through Ctfs.,
  8.50%, 03/01/10 to 10/01/28(d)                  1,936,381        2,113,478
----------------------------------------------------------------------------
  6.50%, 04/01/14 to 09/01/34(d)                 13,230,721       13,727,435
----------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32(d)                  1,320,534        1,407,991
----------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32(d)                  4,277,942        4,500,043
----------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/22(d)                    457,576          470,875
----------------------------------------------------------------------------
  5.00%, 11/01/17 to 11/01/18(d)                  2,655,198        2,688,053
----------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30(d)                    990,674        1,068,429
----------------------------------------------------------------------------
  5.50%, 08/01/33 to 09/01/33(d)                     77,106           78,255
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 07/01/35(d)(r)                          19,643,600       20,140,829
----------------------------------------------------------------------------
  5.50%, 07/01/20 to 07/01/35(d)(r)              45,281,574       46,022,342
----------------------------------------------------------------------------
  5.00%, 07/01/20 to 08/01/35(d)(r)              30,846,640       31,026,977
============================================================================
                                                                 123,244,707
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.91%

Pass Through Ctfs.,
  6.50%, 10/15/08 to 02/15/33(d)               $  2,894,093   $    3,025,509
----------------------------------------------------------------------------
  7.00%, 10/15/08 to 05/15/32(d)                  1,554,314        1,645,286
----------------------------------------------------------------------------
  6.00%, 11/15/08 to 10/15/33(d)                  4,800,637        4,957,575
----------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31(d)                    592,610          641,462
----------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32(d)                  1,648,567        1,774,378
----------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25(d)                    103,246          114,017
----------------------------------------------------------------------------
  5.50%, 06/15/33 to 12/15/33(d)                  2,569,912        2,628,168
============================================================================
                                                                  14,786,395
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $163,142,608)                                        163,783,443
============================================================================
U.S. GOVERNMENT AGENCY SECURITIES-9.87%

FEDERAL HOME LOAN BANK (FHLB)-8.52%

Unsec. Disc. Notes,
  2.65%, 07/01/05(s)                            138,046,000      138,046,000
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.35%

Unsec. Floating Rate Global Notes,
  4.29%, 02/17/09(d)(t)                           8,675,000        8,611,673
----------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%, 01/12/07(d)                              3,300,000        3,280,332
----------------------------------------------------------------------------
  4.20%, 03/24/08(d)                              6,500,000        6,505,330
----------------------------------------------------------------------------
  3.38%, 12/15/08(d)                              3,525,000        3,463,136
============================================================================
                                                                  21,860,471
============================================================================
    Total U.S. Government Agency Securities
      (Cost $159,914,774)                                        159,906,471
============================================================================
ASSET-BACKED SECURITIES-1.02%

AEROSPACE & DEFENSE-0.16%

Systems 2001 Asset Trust LLC (Cayman
  Islands)-Series 2001, Class G, Pass Through
  Ctfs., 6.66%, 09/15/13 (Acquired 02/09/05;
  Cost $2,529,485)(c)(d)(n)                       2,279,123        2,538,373
============================================================================

MULTI-SECTOR HOLDINGS-0.05%

Longport Funding Ltd. (Cayman Islands)-
  Series 2005-2A, Class A1J, Floating Rate
  Bonds, 3.69%, 02/03/40 (Acquired 03/31/05;
  Cost $800,000)(c)(e)(h)                           800,000          800,000
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.61%

Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00; Cost $3,061,777)(c)(d)                3,100,000        3,924,501
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired 11/04/04; Cost
  $2,563,525)(c)(h)                            $  2,500,000   $    2,598,000
----------------------------------------------------------------------------
Patrons' Legacy 2004-I-Series A, Ctfs.,
  6.67%, 02/04/17 (Acquired 04/30/04; Cost
  $1,500,000)(c)(h)                               1,500,000        1,559,550
----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 4.19% (Acquired
  12/07/04; Cost $1,900,000)(c)(d)(l)(t)          1,900,000        1,887,840
============================================================================
                                                                   9,969,891
============================================================================

PROPERTY & CASUALTY INSURANCE-0.14%

North Front Pass-Through Trust, Notes, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $2,144,192)(c)(d)                               2,125,000        2,211,317
============================================================================

REINSURANCE-0.06%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired 01/07/05;
  Cost $1,000,000)(c)(d)                          1,000,000        1,019,030
============================================================================
    Total Asset-Backed Securities (Cost
      $15,489,643)                                                16,538,611
============================================================================
U.S. TREASURY SECURITIES-0.87%

U.S. TREASURY BONDS-0.19%

  7.25%, 05/15/16(d)                              2,385,000        3,056,163
----------------------------------------------------------------------------
  7.50%, 11/15/16(d)                                 60,000           78,703
============================================================================
                                                                   3,134,866
============================================================================

U.S. TREASURY INFLATION -- INDEXED
  NOTES-0.23%

  0.88%, 04/15/10(d)                              3,799,826(u)      3,707,208
============================================================================

U.S. TREASURY STRIPS-0.45%

  3.03%, 02/15/07(d)(s)                           1,175,000        1,112,396
----------------------------------------------------------------------------
  4.76%, 02/15/23(d)(s)                           6,500,000        3,012,360
----------------------------------------------------------------------------
  4.71%, 08/15/28(d)(s)                           8,400,000        3,118,500
============================================================================
                                                                   7,243,256
============================================================================
    Total U.S. Treasury Securities (Cost
      $13,508,346)                                                14,085,330
============================================================================
TOTAL INVESTMENTS-106.23% (Cost
  $1,574,053,079)                                              1,720,884,282
============================================================================
OTHER ASSETS LESS LIABILITIES-(6.23%)                           (100,988,019)
============================================================================
NET ASSETS-100.00%                                            $1,619,896,263
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR      - American Depositary Receipt
CARS     - Convertible Auction Rate Securities
COP      - Certificates of Participation
Ctfs     - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
Sec.     - Secured
Sr.      - Senior
STRIPS   - Separately Traded Registered Interest and Principal Security
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Non-income producing security acquired through a corporate action.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $86,949,829, which represented 5.37% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $530,319,969, which represented 32.74% of the Fund's Total Investments. See Note 1A.
(e) Dividend and/or interest rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2005.
(f) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of these securities at of June 30, 2005 was $6,800,000 which represented 0.42 % of the Fund's Net Assets.
(g) Dividend rate is redetermined annually. Rate shown is the rate in effect on June 30, 2005.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at June 30, 2005 was $10,567,081, which represented 0.65% of the Fund's Net Assets.
(i) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $53,739,830, which represented 3.12% of the Fund's Total Investments. See Note 1A.
(j) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on June 30, 2005.
(k) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 9.
(l) Perpetual bond with no specified maturity date.
(m) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2005.
(n) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(o) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The bond will be remarketed or converted to a fixed coupon rate at a specified future date.
(p) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(q) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(r) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.
(s) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(t) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2005.
(u) Principal amount of security and interest payments are adjusted for inflation.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,567,253,079)                             $1,714,084,282
------------------------------------------------------------
Investments in affiliates (cost $6,800,000)        6,800,000
============================================================
    Total investments (cost $1,574,053,079)    1,720,884,282
============================================================
Cash                                               5,718,273
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,045,676
------------------------------------------------------------
  Variation margin                                   210,400
------------------------------------------------------------
  Fund shares sold                                   567,895
------------------------------------------------------------
  Dividends and interest                           8,086,328
------------------------------------------------------------
  Investment matured (Note 11)                     1,535,737
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               165,551
------------------------------------------------------------
Other assets                                          13,314
============================================================
    Total assets                               1,740,227,456
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          110,482,095
------------------------------------------------------------
  Fund shares reacquired                           8,407,261
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 284,045
------------------------------------------------------------
Accrued distribution fees                            606,203
------------------------------------------------------------
Accrued trustees's and officer's fees and
  benefits                                               301
------------------------------------------------------------
Accrued transfer agent fees                          409,501
------------------------------------------------------------
Accrued operating expenses                           141,787
============================================================
    Total liabilities                            120,331,193
============================================================
Net assets applicable to shares outstanding   $1,619,896,263
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,114,143,610
------------------------------------------------------------
Undistributed net investment income               (8,347,777)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                         (633,374,438)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                      147,474,868
============================================================
                                              $1,619,896,263
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  914,534,900
____________________________________________________________
============================================================
Class B                                       $  514,382,379
____________________________________________________________
============================================================
Class C                                       $  184,650,271
____________________________________________________________
============================================================
Class R                                       $    6,318,065
____________________________________________________________
============================================================
Institutional Class                           $       10,648
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           36,198,112
____________________________________________________________
============================================================
Class B                                           20,403,873
____________________________________________________________
============================================================
Class C                                            7,313,277
____________________________________________________________
============================================================
Class R                                              249,782
____________________________________________________________
============================================================
Institutional Class                                    421.2
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        25.26
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $25.26 divided by
      95.25%)                                 $        26.52
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        25.21
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        25.25
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        25.29
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        25.28
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $ 13,539,811
-----------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $245,481)             8,855,344
-----------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $23,945 after compensation to counterparties of
  $741,979)                                                           97,237
=============================================================================
    Total investment income                                       22,492,392
=============================================================================

EXPENSES:

Advisory fees                                                      4,479,978
-----------------------------------------------------------------------------
Administrative services fees                                         205,864
-----------------------------------------------------------------------------
Custodian fees                                                        90,837
-----------------------------------------------------------------------------
Distribution fees:
  Class A                                                          1,206,017
-----------------------------------------------------------------------------
  Class B                                                          2,762,224
-----------------------------------------------------------------------------
  Class C                                                            972,113
-----------------------------------------------------------------------------
  Class R                                                             14,790
-----------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                         2,288,252
-----------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                                 4
-----------------------------------------------------------------------------
Trustees' and officer's fees and benefits                             31,354
-----------------------------------------------------------------------------
Other                                                                304,273
=============================================================================
    Total expenses                                                12,355,706
=============================================================================
Less: Expenses reimbursed and expense offset arrangement             (34,004)
=============================================================================
    Net expenses                                                  12,321,702
=============================================================================
Net investment income                                             10,170,690
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $185,766)                                    28,465,313
-----------------------------------------------------------------------------
  Foreign currencies                                                (164,924)
-----------------------------------------------------------------------------
  Futures contracts                                                1,486,660
=============================================================================
                                                                  29,787,049
=============================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          (30,838,096)
-----------------------------------------------------------------------------
  Foreign currencies                                                  (6,412)
-----------------------------------------------------------------------------
  Futures contracts                                                 (133,780)
=============================================================================
                                                                 (30,978,288)
=============================================================================
Net gain (loss) from investment securities, foreign
  currencies and futures contracts                                (1,191,239)
=============================================================================
Net increase in net assets resulting from operations            $  8,979,451
_____________________________________________________________________________
=============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $   10,170,690    $   21,691,466
----------------------------------------------------------------------------------------------
Net realized gain from investment securities, foreign
  currencies and futures contracts                                29,787,049        91,718,632
----------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities, foreign currencies and futures
  contracts                                                      (30,978,288)       26,754,081
==============================================================================================
    Net increase in net assets resulting from operations           8,979,451       140,164,179
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (9,100,974)      (20,418,776)
----------------------------------------------------------------------------------------------
  Class B                                                         (3,122,255)       (6,979,759)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,102,325)       (2,425,648)
----------------------------------------------------------------------------------------------
  Class R                                                            (51,777)          (75,777)
----------------------------------------------------------------------------------------------
  Institutional Class                                                   (124)             (220)
==============================================================================================
    Decrease in net assets resulting from distributions          (13,377,455)      (29,900,180)
==============================================================================================
Share transactions-net:
  Class A                                                       (132,467,301)     (310,464,020)
----------------------------------------------------------------------------------------------
  Class B                                                        (88,480,669)     (170,136,078)
----------------------------------------------------------------------------------------------
  Class C                                                        (26,175,561)      (65,588,422)
----------------------------------------------------------------------------------------------
  Class R                                                            695,160         1,510,478
----------------------------------------------------------------------------------------------
  Institutional Class                                                    124               220
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (246,428,247)     (544,677,822)
==============================================================================================
    Net increase (decrease) in net assets                       (250,826,251)     (434,413,823)
==============================================================================================

NET ASSETS:

Beginning of period                                            1,870,722,514     2,305,136,337
==============================================================================================
End of period (including undistributed net investment income
  of $(8,347,777) and $(5,141,012), respectively)             $1,619,896,263    $1,870,722,514
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $150 million                                              0.75%
---------------------------------------------------------------------
Over $150 million                                               0.50%
_____________________________________________________________________
=====================================================================


    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursements are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $10,177.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $205,864.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $2,288,252 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $1,206,017, $2,762,224, $972,113 and $14,790, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2005, ADI advised the Fund that it retained $64,275 in front-end sales commissions from the sale of Class A shares and $3,722, $81,041, $4,114 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               CHANGE IN
                                                                               UNREALIZED
                             MARKET VALUE     PURCHASES       PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND
FUND                           12/31/04        AT COST       FROM SALES      (DEPRECIATION)      06/30/05      INCOME*
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                      $121,085,396    $46,352,164    $(167,437,560)       $  --            $  --        $11,821
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                      121,085,396     46,352,164      (167,437,560)          --               --         12,124
=======================================================================================================================
  Subtotal                   $242,170,792    $92,704,328    $(334,875,120)       $  --            $  --        $23,945
_______________________________________________________________________________________________________________________
=======================================================================================================================


                              REALIZED
FUND                         GAIN (LOSS)
---------------------------
Liquid Assets
  Portfolio-Institutional
  Class                         $  --
---------------------------
STIC Prime
  Portfolio-Institutional
  Class                            --
===========================
  Subtotal                      $  --
___________________________
===========================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended June 30, 2005.

                                                                               CHANGE IN
                                                                               UNREALIZED
                             MARKET VALUE     PURCHASES       PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND
FUND                           12/31/04        AT COST       FROM SALES      (DEPRECIATION)      06/30/05       INCOME
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO XVII Custodial
  Receipts- Series MM17,
  3.80% Floating Rate Pfd    $        --     $5,432,060     $          --       $(32,060)       $5,400,000     $53,580
-----------------------------------------------------------------------------------------------------------------------
ABN AMRO XVIII Custodial
  Receipts- Series MM18,
  2.79% Floating Rate Pfd      1,400,000             --                --             --         1,400,000      19,712
=======================================================================================================================
  Subtotal                   $ 1,400,000     $5,432,060     $          --       $(32,060)       $6,800,000     $73,292
=======================================================================================================================
  Total                      $243,570,792    $98,136,388    $(334,875,120)      $(32,060)       $6,800,000     $97,237
_______________________________________________________________________________________________________________________
=======================================================================================================================


                              REALIZED
FUND                         GAIN (LOSS)
---------------------------
ABN AMRO XVII Custodial
  Receipts- Series MM17,
  3.80% Floating Rate Pfd       $  --
---------------------------
ABN AMRO XVIII Custodial
  Receipts- Series MM18,
  2.79% Floating Rate Pfd          --
===========================
  Subtotal                      $  --
===========================
  Total                         $  --
___________________________
===========================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $0 and sales of $1,002,750, which resulted in net realized gains of $185,766.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $23,827.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $5,420 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, no securities were on loan to brokers. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $23,945 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--FUTURES CONTRACTS

On June 30, 2005, $10,500,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                        OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------
                                                               NO. OF        MONTH/         MARKET        UNREALIZED
CONTRACT                                                      CONTRACTS    COMMITMENT        VALUE       APPRECIATION
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       344       Sep-05/Long    $37,458,375      $124,319
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      162       Sep-05/Long     18,381,937        91,659
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      211       Sep-05/Long     25,056,250       434,132
=====================================================================================================================
                                                                                          $80,896,562      $650,110
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $107,895,455
-----------------------------------------------------------------------------
December 31, 2010                                                533,892,842
=============================================================================
Total capital loss carryforward                                 $641,788,297
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $289,245,710 and $542,936,703, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $25,012,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $180,266,840
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (58,143,222)
==============================================================================
Net unrealized appreciation of investment securities             $122,123,618
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,598,760,664.

FUND

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                       JUNE 30,                      DECEMBER 31,
                                                                         2005                            2004
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,223,782    $  55,805,802      6,838,794    $ 166,219,511
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        652,011       16,307,707      1,882,739       45,641,148
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        253,614        6,351,563        657,550       15,991,892
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                         87,807        2,193,725        114,119        2,778,219
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        348,295        8,799,498        797,987       19,482,748
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        115,435        2,910,810        261,464        6,372,168
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         40,453        1,021,770         89,256        2,177,540
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                          2,046           51,777          3,073           75,238
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  5              124              9              220
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,024,388       25,663,315      2,252,935       54,796,120
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,027,129)     (25,663,315)    (2,259,121)     (54,796,120)
=========================================================================================================================
Reacquired:
  Class A                                                     (8,872,225)    (222,735,916)   (22,639,799)    (550,962,399)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,275,168)     (82,035,871)    (6,917,270)    (167,353,274)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,337,319)     (33,548,894)    (3,452,796)     (83,757,854)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (61,964)      (1,550,342)       (54,447)      (1,342,979)
=========================================================================================================================
                                                              (9,825,969)   $(246,428,247)   (22,425,507)   $(544,677,822)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                               JUNE 30,        ------------------------------------------------------------------
                                                 2005             2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  25.30        $    23.93    $    20.81    $    25.94    $    30.10    $    32.69
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.18              0.32          0.35(a)       0.49(a)       0.71(a)(b)    0.92(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.02              1.49          3.20         (5.09)        (4.14)        (2.23)
=================================================================================================================================
    Total from investment operations               0.20              1.81          3.55         (4.60)        (3.43)        (1.31)
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.24)            (0.44)        (0.43)        (0.53)        (0.73)        (0.79)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --                --            --            --            --         (0.49)
=================================================================================================================================
    Total distributions                           (0.24)            (0.44)        (0.43)        (0.53)        (0.73)        (1.28)
=================================================================================================================================
Net asset value, end of period                 $  25.26        $    25.30    $    23.93    $    20.81    $    25.94    $    30.10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    0.80%             7.65%        17.23%       (17.85)%      (11.36)%       (4.18)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $914,535        $1,049,415    $1,297,378    $1,434,164    $2,284,776    $2,507,641
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets            1.11%(d)          1.07%(e)       1.10%        1.06%         1.01%         0.96%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       1.51%(d)          1.38%         1.60%         2.11%         2.60%(b)       2.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                           18%               39%          114%           78%           73%           55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.73 and the ratio of net investment income to average net assets would have been 2.67%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $972,809,545.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 1.08%.
(f)  Not annualized for periods less than one year.

FUND

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED DECEMBER 31,
                                                  JUNE 30,        ---------------------------------------------------------------
                                                    2005            2004        2003        2002         2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  25.25        $  23.87    $  20.77    $  25.88    $    30.01       $    32.61
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.08            0.14        0.19(a)     0.31(a)       0.50(a)(b)       0.66(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.02            1.50        3.17       (5.06)        (4.11)           (2.23)
=================================================================================================================================
    Total from investment operations                  0.10            1.64        3.36       (4.75)        (3.61)           (1.57)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.14)          (0.26)      (0.26)      (0.36)        (0.52)           (0.54)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --              --          --          --            --            (0.49)
=================================================================================================================================
    Total distributions                              (0.14)          (0.26)      (0.26)      (0.36)        (0.52)           (1.03)
=================================================================================================================================
Net asset value, end of period                    $  25.21        $  25.25    $  23.87    $  20.77    $    25.88       $    30.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       0.42%           6.91%      16.29%     (18.46)%      (12.01)%          (4.93)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $514,382        $604,378    $739,424    $766,330    $1,176,679       $1,358,823
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               1.86%(d)        1.82%(e)     1.85%      1.81%         1.76%            1.73%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              0.76%(d)        0.63%       0.85%       1.36%         1.86%(b)         2.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                              18%             39%        114%         78%           73%              55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.93%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $557,023,038.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 1.83%.
(f)  Not annualized for periods less than one year.

FUND

                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                           2005            2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  25.29        $  23.91    $  20.80    $  25.92    $  30.05    $  32.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.08            0.14        0.19(a)     0.31(a)     0.50(a)(b)  0.66(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.02            1.50        3.18       (5.07)      (4.11)      (2.23)
=================================================================================================================================
    Total from investment operations                         0.10            1.64        3.37       (4.76)      (3.61)      (1.57)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.14)          (0.26)      (0.26)      (0.36)      (0.52)      (0.54)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --              --          --          --          --       (0.49)
=================================================================================================================================
    Total distributions                                     (0.14)          (0.26)      (0.26)      (0.36)      (0.52)      (1.03)
=================================================================================================================================
Net asset value, end of period                           $  25.25        $  25.29    $  23.91    $  20.80    $  25.92    $  30.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              0.42%           6.90%      16.32%     (18.46)%    (11.99)%     (4.93)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $184,650        $211,297    $264,513    $302,346    $483,644    $365,510
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.86%(d)        1.82%(e)     1.85%      1.81%       1.76%       1.73%
=================================================================================================================================
Ratio of net investment income to average net assets         0.76%(d)        0.63%       0.85%       1.36%       1.85%(b)     2.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     18%             39%        114%         78%         73%         55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.92%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $196,033,822.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 1.83%.
(f)  Not annualized for periods less than one year.

                                                                                   CLASS R
                                                              --------------------------------------------------
                                                                                                   JUNE 3, 2002
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        ----------------    DECEMBER 31,
                                                                 2005           2004      2003         2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $25.33         $23.95    $20.83       $ 23.73
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.16          0.29      0.30(a)        0.22(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.01          1.47      3.19          (2.78)
================================================================================================================
    Total from investment operations                              0.17          1.76      3.49          (2.56)
================================================================================================================
Less distributions from net investment income                    (0.21)        (0.38)    (0.37)         (0.34)
================================================================================================================
Net asset value, end of period                                  $25.29         $25.33    $23.95       $ 20.83
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                   0.67%         7.43%    16.92%        (10.82)%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,318         $5,621    $3,812       $   293
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                           1.36%(c)      1.32%(d)  1.35%          1.33%(e)
================================================================================================================
Ratio of net investment income to average net assets              1.26%(c)      1.13%     1.35%          1.83%(e)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                          18%           39%      114%            78%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,965,215.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 1.33%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

FUND

                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                              SIX MONTHS          YEAR ENDED           MARCH 15, 2002
                                                                ENDED            DECEMBER 31,      (DATE SALES COMMENCED)
                                                               JUNE 30,        ----------------       TO DECEMBER 31,
                                                                 2005           2004      2003              2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $25.32         $23.94    $20.82           $ 25.81
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24           0.43      0.44(a)           0.44(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.02           1.49      3.20             (4.83)
=========================================================================================================================
    Total from investment operations                              0.26           1.92      3.64             (4.39)
=========================================================================================================================
Less dividends from net investment income                        (0.30)         (0.54)    (0.52)            (0.60)
=========================================================================================================================
Net asset value, end of period                                  $25.28         $25.32    $23.94           $ 20.82
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   1.01%          8.10%    17.71%           (17.16)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   11         $   11    $   10           $     8
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                  0.67%(c)       0.68%     0.68%             0.67%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.67%(c)       0.83%     1.13%             0.80%(d)
=========================================================================================================================
Ratio of net investment income to average net assets              1.95%(c)       1.77%     2.02%             2.50%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          18%            39%      114%               78%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,495.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 14--SUBSEQUENT EVENT

The Board of Trustees of the Trust ("Seller") unanimously approved on March 22, 2005, and the shareholders of the Fund approved on June 28, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund, a series of Seller, would transfer all of its assets to AIM Basic Balanced Fund ("Buying Fund"), a series of AIM Funds Group (the "Reorganization"). Upon closing of the transaction on July 18, 2005, shareholders of the Fund received a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund ceased operations.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Balanced Fund, an investment portfolio of AIM Funds Group, a Delaware statutory trust ("Trust"), was held on June 28, 2005. The meeting was held for the following purpose:

(1) Approve a Plan of Reorganization (the "Plan") under which all of the assets of AIM Balanced Fund (the "Fund"), an investment portfolio of AIM Funds Group ("AFG"), will be transferred to AIM Basic Balanced Fund ("Buying Fund"), which is also an investment portfolio of AFG. Buying Fund will assume the liabilities of the Fund and AFG will issue shares of each class of Buying Fund to shareholders of the corresponding class of shares of the Fund

The results of the voting on the above matter were as follows:

                                                                          VOTES         WITHHELD/
         MATTER                                         VOTES FOR        AGAINST       ABSTENTIONS
--------------------------------------------------------------------------------------------------
(1)      Approval of a Plan of Reorganization (the
         "Plan") under which all of the assets of AIM
         Balanced Fund (the "Fund"), an investment
         portfolio of AIM Funds Group ("AFG"), will be
         transferred to AIM Basic Balanced Fund
         ("Buying Fund"), which is also an investment
         portfolio of AFG. Buying Fund will assume the
         liabilities of the Fund and AFG will issue
         shares of each class of Buying Fund to
         shareholders of the corresponding class of
         shares of the Fund...........................  21,007,747.153  569,836.820           N/A

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                   FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                      SECTOR EQUITY                                 TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)         AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                   AIM Energy Fund(1)                            AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund(1)                AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                    AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)                             AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)                       AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Technology Fund(1)                        AIM Growth Allocation Fund(9)
AIM Weingarten Fund                          AIM Utilities Fund(1)                         AIM Moderate Allocation Fund
                                                                                           AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                           Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

*Domestic equity and income fund


(1) The following name changes became effective October 15, 2004: INVESCO
Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO
Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund,
INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold &
Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International
Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to
AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO
S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology
Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money
Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3)
Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14,
2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate
Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income
Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund
Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

   A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June
30, 2005.

AIMinvestments.com                 BAL-SAR-1             A I M Distributors,Inc.


                                          YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--    [AIM INVESTMENTS LOGO APPEARS HERE]
---------------------------------------------------------------------------------------------         --Registered Trademark--
Mutual    Retirement     Annuities      College       Separately     Offshore      Cash
Funds     Products                      Savings       Managed        Products      Management
                                        Plans         Accounts
---------------------------------------------------------------------------------------------

                                                         AIM BASIC BALANCED FUND
                               Semiannual Report to Shareholders o June 30, 2005

                                  [COVER IMAGE]


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--


                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIM BASIC BALANCED FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.



ABOUT SHARE CLASSES                          common stocks frequently used as a           of the securities in the portfolio as
                                             general measure of U.S. stock market         assigned by Nationally Recognized
o Class B shares are not available as an     performance.                                 Statistical Rating Organizations based
investment for retirement plans                                                           on assessment of the credit quality of
maintained pursuant to Section 401 of        o The unmanaged LIPPER BALANCED FUND         the individual securities.
the Internal Revenue Code, including         INDEX represents an average of the 30
401(k) plans, money purchase pension         largest balanced funds tracked by            o The returns shown in management's
plans and profit sharing plans. Plans        Lipper, Inc., an independent mutual fund     discussion of Fund performance are based
that have existing accounts invested in      performance monitor. It is calculated        on net asset values calculated for
Class B shares will continue to be           daily, with adjustments for                  shareholder transactions. Generally
allowed to make additional purchases.        distributions as of the ex-dividend          accepted accounting principles require
                                             dates.                                       adjustments to be made to the net assets
o Class R shares are available only to                                                    of the Fund at period end for financial
certain retirement plans. Please see the     o The blended index used in this report      reporting purposes, and as such, the net
prospectus for more information.             is composed of 60% RUSSELL                   asset values for shareholder
                                             1000--REGISTERED TRADEMARK-- VALUE INDEX     transactions and the returns based on
PRINCIPAL RISKS OF INVESTING IN THE FUND     and 40% LEHMAN U.S. AGGREGATE BOND           those net asset values may differ from
                                             INDEX. The unmanaged RUSSELL                 the net asset values and returns
o U.S. Treasury securities such as           1000--REGISTERED TRADEMARK-- INDEX            reported in the Financial Highlights.
bills, notes and bonds offer a high          represents the performance of the stocks
degree of safety, and they guarantee the     of large-capitalization companies; the       o Industry classifications used in this
payment of principal and any applicable      Value segment measures the performance       report are generally according to the
interest if held to maturity. Fund           of Russell 1000 companies with lower         Global Industry Classification Standard,
shares are not insured, and their value      price/book ratios and lower forecasted       which was developed by and is the
and yield will vary with market              growth values. The unmanaged Lehman U.S.     exclusive property and a service mark of
conditions.                                  Aggregate Bond Index, which represents       Morgan Stanley Capital International
                                             the U.S. investment grade fixed-rate         Inc. and Standard & Poor's.
o The Fund may invest up to 25% of its       bond market (including government and
assets in the securities of non-U.S.         corporate securities, mortgage               The Fund provides a complete list of its
issuers. International investing             pass-through securities and asset-backed     holdings four times in each fiscal year,
presents certain risks not associated        securities), is compiled by Lehman           at the quarter-ends. For the second and
with investing solely in the United          Brothers, a global investment bank.          fourth quarters, the lists appear in the
States. These include risks relating to                                                   Fund's semiannual and annual reports to
fluctuations in the value of the U.S.        o The Fund is not managed to track the       shareholders. For the first and third
dollar relative to the values of other       performance of any particular index,         quarters, the Fund files the lists with
currencies, the custody arrangements         including the indexes defined here, and      the Securities and Exchange Commission
made for the Fund's foreign holdings,        consequently, the performance of the         (SEC) on Form N-Q. The most recent list
differences in accounting, political         Fund may deviate significantly from the      of portfolio holdings is available at
risks and the lesser degree of public        performance of the indexes.                  AIMinvestments.com. From our home page,
information required to be provided by                                                    click on Products & Performance, then
non-U.S. companies.                          o A direct investment cannot be made in      Mutual Funds, then Fund Overview. Select
                                             an index. Unless otherwise indicated,        your Fund from the drop-down menu and
o Although the fund's return during          index results include reinvested             click on Complete Quarterly Holdings.
certain periods was positively impacted      dividends, and they do not reflect sales     Shareholders can also look up the Fund's
by its investments in initial public         charges. Performance of an index of          Forms N-Q on the SEC's Web site at
offerings (IPOs), there can be no            funds reflects fund expenses;                sec.gov. And copies of the Fund's Forms
assurance that the fund will have            performance of a market index does not.      N-Q may be reviewed and copied at the
favorable IPO investment opportunities                                                    SEC's Public Reference Room at 450 Fifth
in the future.                               OTHER INFORMATION                            Street, N.W., Washington, D.C.
                                                                                          20549-0102. You can obtain information
ABOUT INDEXES USED IN THIS REPORT            o The average credit quality of the          on the operation of the Public Reference
                                             Fund's holdings as of the close of the       Room, including information about
o The unmanaged Standard & Poor's            reporting period represents the weighted     duplicating fee charges, by calling
Composite Index of 500 Stocks (the S&P       average quality rating                       1-202-942-8090 or 1-800-732-0330,or by
500 --REGISTERED TRADEMARK-- INDEX) is                                                    electronic request at the following
an index of                                                                               e-mail address: publicinfo@sec.gov. The
                                                                                          SEC file numbers for the Fund are
                                                                                          811-1540 and 2-27334.

                                                                                          Continued on Page 5
==============================================================================            ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    BBLAX
==============================================================================            Class B Shares                    BBLBX
                                                                                          Class C Shares                    BBLCX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Investor Class Shares             BBLRX
                                                                                          ========================================
AIMinvestments.com

AIM BASIC BALANCED FUND


                   DEAR FELLOW AIM SHAREHOLDER:

                   We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
                   Bruce Crockett, the independent Chair of the Board of
                   Trustees of the AIM Funds. We first introduced you to Mr.
[GRAHAM            Crockett in the annual report on your Fund dated December 31
 PHOTO]            of last year. Mr. Crockett has been on our Funds' Board since
                   1992; he assumed his responsibilities as Chair last October.

                       Mr. Crockett has expressed an interest in keeping
                   shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a
ROBERT H. GRAHAM   valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr.
                   Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                   year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage
[WILLIAMSON        the assets in your Fund. A discussion of the factors the
   PHOTO]          Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                   discussion of how they managed the Fund during the six-month MARK H. WILLIAMSON reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                   investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                   Sincerely,

                   /S/ ROBERT H. GRAHAM             /S/ MARK H. WILLIAMSON
                   Robert H. Graham                 Mark H. Williamson
                   President & Vice Chair,          Chairman & President,
                   AIM Funds                        A I M Advisors, Inc.

                   August 10, 2005

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM BASIC BALANCED FUND


                        DEAR FELLOW SHAREHOLDERS:

                        As independent Chair of the Board of Trustees of the AIM
[BRUCE L. CROCKETT      Funds, I'm writing to report on the work being done by
PHOTO]                  your Board.

                           At our most recent meeting in June 2005, your Board
                        approved voluntary fee reductions from A I M Advisors, Inc. (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.
BRUCE L. CROCKETT
                           Our June meeting, which was the culmination of more
                        than two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                           Together with monitoring fund expenses, fund
                        performance is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                           Your Board has a well-defined process and structure
                        for monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                           At subcommittee meetings, held throughout the year,
                        the performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                           Be assured that your Board is working closely with
                        the management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                        Sincerely,


                        /s/ BRUCE L. CROCKETT

                        Bruce L. Crockett
                        Independent Chair
                        On Behalf of the Board of Trustees
                        AIM Funds

                        August 10, 2005

AIM BASIC BALANCED FUND


MANAGEMENT'S DISCUSSION                                                                   important to understand the benefits and
OF FUND PERFORMANCE                                                                       limitations of our process. First, the
                                                                                          goal of our investment strategy is
======================================================================================    designed to help preserve your capital
PERFORMANCE SUMMARY                                                                       while seeking to grow it at above-market
                                             =========================================    rates over the long term. Second, we
AIM Basic Balanced Fund shares were up       FUND VS. INDEXES                             have little portfolio commonality with
modestly for the six-month period ended                                                   popular benchmarks and most of our
June 30, 2005. Fund returns, at net asset    TOTAL RETURNS, 12/31/04-6/30/05,EXCLUDING    peers. (Commonality measures the
value, were ahead of the S&P 500 Index       APPLICABLE SALES CHARGES. IF SALES           similarity of holdings between two
and tracked our peer group benchmark,        CHARGES WERE INCLUDED, RETURNS WOULD BE      portfolios.) Third, short-term
but trailed our style-specific index.        LOWER.                                       performance will differ from the
Long-term Fund performance information                                                    benchmarks and have little information
appears on page 5.                           Class A Shares                      0.51%    value because our investments are
                                                                                          materially different from benchmark
    We fared better than the S&P 500         Class B Shares                      0.18     constituents.
Index during the period as the Fund's
equity and fixed-income returns exceeded     Class C Shares                      0.18         Our fixed-income investment process
those of the broad equity market index.                                                   is accomplished through the use of
Equity returns were driven largely by        Class R Shares                      0.35     strategies involving duration
the strong returns we experienced in the                                                  management, yield-curve positioning and
health care and energy sectors. We           S&P 500 Index                                sector allocation. (Duration is the
underperformed our style-specific index      (Broad Market Index)               -0.81     measure of a debt security's sensitivity
because of weak stock returns in the                                                      to interest rate changes, expressed in
industrial and financial sectors and         60% Russell 1000 Value Index/40%             terms of years. Longer duration
lower sector weights in energy               Lehman U.S. Aggregate Bond Index             securities are usually more sensitive to
                                             (Style-specific Index)              2.10     interest rate movements. The yield curve
                                                                                          traces the yields on debt securities of
                                             Lipper Balanced Fund Index                   the same quality but different
                                             (Peer Group Index)                  0.50     maturities from the shortest to the
                                                                                          longest available.) In addition, we use
                                             SOURCE: LIPPER,INC.                          strategies involving credit analysis and
                                                                                          selection of specific securities. By
                                             =========================================    combining perspectives from both the
                                                                                          portfolio and security level, we seek to
                                             and utilities, the two best-performing       consistently add value over time while
                                             sectors of the market.                       minimizing portfolio risk.

======================================================================================        While our historical investment
                                                                                          results provide evidence of success, we
HOW WE INVEST                                that we believe have empirical support:      believe the single most important
                                                                                          indication of achieving the Fund's
Our equity investment strategy is to         o Companies have a measurable estimated      objective in the future resides in the
seek to create wealth by maintaining a       intrinsic value. Importantly, this fair      difference between the portfolio's
long-term investment horizon and             value is independent of the company's        current market price and our estimate of
investing in companies that are selling      stock price.                                 intrinsic value. Since we estimate the
at a significant discount to their                                                        intrinsic value of each holding in the
estimated intrinsic value-- a value that     o Market prices are more volatile than       portfolio, we can also
is based on the estimated future cash        intrinsic business values, partly
flows generated by the business. The         because we believe investors regularly                                     (continued)
Fund's philosophy is based on two            overreact to negative news. Since our
elements                                     application of this strategy is highly
                                             disciplined and relatively unique, it is

========================================     ========================================     ========================================
                                             TOP 5 INDUSTRIES                             TOP 10 EQUITY HOLDINGS
PORTFOLIO COMPOSITION
By security type                             1. U.S. Government Agency                     1.  Cardinal Health,Inc            2.5%
 1.  Stocks                        64.5%        Securities                      10.2%      2.  Tyco International Ltd.
 2.  Corporate Bonds & Notes       17.8      2. U.S. Mortgage-Backed                           (Bermuda)                      2.4
 3.  Government Agency Securities  10.2         Securities                       9.8       3.  Halliburton Co.                2.2
 4.  Mortgage-Backed Securities     9.8      3. Other Diversified Financial                4.  Sanofi-Aventis (France)        2.2
 5.  Asset-Backed Securities        1.5         Services                         7.7       5.  WellPoint,Inc                  2.2
 6.  U.S. Treasury Securities       1.1      4. Pharmaceuticals                  4.9       6.  Citigroup Inc.                 2.1
 7.  Other Assets Less Liabilities -4.9      5. Health Care Distributors         4.3       7.  Computer Associates
                                                                                               International,Inc              1.9
The Fund's holdings are subject to                                                         8.  First Data Corp.               1.9
change, and there is no assurance that       TOTAL NET ASSETS         $166.8 MILLION       9.  JPMorgan Chase & Co.           1.8
the Fund will continue to hold any                                                        10.  Omnicom Group Inc.             1.8
particular security.                         TOTAL NUMBER OF HOLDINGS            300

========================================     ========================================     ========================================

AIM BASIC BALANCED FUND



estimate the intrinsic value of the          DEPARTMENT STORES, AON and IMS HEALTH.                          BRET W. STANLEY,
entire Fund. The difference between          We sold May following the announcement                          Chartered Financial
market price and our estimate of             that the company intends to merge with       [STANLEY           Analyst, senior
portfolio intrinsic value remained           competitor FEDERATED DEPARTMENT STORES        PHOTO]            portfolio manager, is
attractive by historical standards for a     (not a Fund holding as of June 30,                              lead portfolio
balanced portfolio of stocks and bonds.      2005). The stock had appreciated 50%                            manager of AIM Basic
While there is no assurance that market      from its October lows and reflected what                        Balanced Fund.
value will ever reflect our estimate of      we believed to be fair value.                Mr. Stanley received a B.B.A. in finance
portfolio intrinsic value, this is the                                                    from The University of Texas at Austin
primary metric we use in assessing and           We managed the Fund's fixed-income       and an M.S. in finance from the
managing the portfolio.                      holdings with a focus on bonds with          University of Houston.
                                             higher coupon rates. The Fund's duration
MARKET CONDITIONS AND YOUR FUND              generally remained shorter than that of                         R. CANON COLEMAN II,
                                             its benchmark, the Lehman U.S. Aggregate                        Chartered Financial
Equity market returns were modestly          Bond Index; a shorter duration than that     [COLEMAN           Analyst, portfolio
negative during the period, as investors     of the benchmark suggests that your Fund      PHOTO]            manager, is manager
were preoccupied with the impact high        had less sensitivity to changes in                              of AIM Basic Balanced
energy prices and rising interest rates      interest rates. With long-term interest                         Fund. Mr. Coleman
might have on continued economic growth.     rates falling in the period, this                               earned a B.S. and an
These concerns translated into muted or      defensive posture was a slight detractor     M.S. in accounting from the University
negative returns in most broad equity        to fund performance. Part of that            of Florida. He also has an M.B.A. from
market sectors with the exception of         underperformance was offset, however, by     The Wharton School at the University of
energy and utilities. Energy, which          being overweight longer-dated bonds and      Pennsylvania.
rallied in response to the record-high       underweight corporate bonds, one of the
oil prices, was the Fund's                   worse performing segments of the                                JAN H. FRIEDLI,
best-performing sector, with oil service     fixed-income market.                                            senior portfolio
drilling and equipment providers                                                          [FRIEDLI           manager, is manager
TRANSOCEAN and HALLIBURTON being among           With corporate bond prices becoming       PHOTO]            of AIM Basic Balanced
the largest contributors to Fund             more attractive on the news of credit                           Fund. Mr. Friedli
performance in the period.                   agency downgrades of both GENERAL MOTORS                        graduated cumlaude
                                             and FORD, we increased our allocation to                        from Villanova
    Fund returns were driven largely by      these issuers near the end of the            University with a B.S. in computer
our holdings in the health care sector.      period, but only in issues that were         science and earned an M.B.A. with honors
MCKESSON, HCA and UNITEDHEALTH GROUP         short-term in maturity. However we           from the University of Chicago.
were all notable contributors in the         maintained a strong single-A rating.
period. Pharmaceutical distributor                                                                           SCOT W. JOHNSON,
McKesson rallied more than 40% in the        IN CLOSING                                                      Chartered Financial
period as the company continued to                                                        [JOHNSON           Analyst, senior
transition its distribution business to      Results were favorable during this            PHOTO]            portfolio manager, is
a fee-for-service platform, a move that      period, but normal market volatility                            manager of AIM Basic
will substantially reduce its exposure       affects short-term performance and                              Balanced Fund. Mr.
to the inherent volatility of drug           limits our ability to measure success.                          Johnson received both
pricing. The stock was further boosted       Over longer periods, though, we believe      his bachelor's degree in economics and
by news of a settlement in the class         our investment discipline has the            an M.B.A. in finance from Vanderbilt
action suit related to HBO & Co., a          potential to turn market volatility and      University.
health care technology company that          investor over-reaction into capital
McKesson purchased more than six years       appreciation. We thank you for your                             MATTHEW W.
ago.                                         investment and for sharing our long-term     [SEINSHEIMER       SEINSHEIMER,
                                             horizon.                                        PHOTO]          Chartered Financial
    Our largest detractors to                                                                                Analyst, senior
performance were TYCO INTERNATIONAL,         THE VIEWS AND OPINIONS EXPRESSED IN                             portfolio manager, is
FANNIE MAE, COMPUTER ASSOCIATES,             MANAGEMENT'S DISCUSSION OF FUND                                 manager of AIM Basic
ILLINOIS TOOL WORKS and BANK OF NEW          PERFORMANCE ARE THOSE OF A I M ADVISORS,                        Balanced Fund. He
YORK. Fannie Mae continued to make           INC. THESE VIEWS AND OPINIONS ARE            received a B.B.A. from Southern
progress toward restating its historical     SUBJECT TO CHANGE AT ANY TIME BASED ON       Methodist University and an M.B.A. from
financials and rebuilding its capital        FACTORS SUCH AS MARKET AND ECONOMIC          The University of Texas at Austin.
base. However, recent concerns have          CONDITIONS. THESE VIEWS AND OPINIONS MAY
focused on the company's regulatory          NOT BE RELIED UPON AS INVESTMENT ADVICE                         MICHAEL J. SIMON,
structure, generating a steady flow of       OR RECOMMENDATIONS, OR AS AN OFFER FOR A                        Chartered Financial
news and speculation that had a much         PARTICULAR SECURITY. THE INFORMATION IS       [SIMON            Analyst, senior
bigger impact on the company's stock         NOT A COMPLETE ANALYSIS OF EVERY ASPECT       PHOTO]            portfolio manager, is
price than on its business value. We         OF ANY MARKET, COUNTRY, INDUSTRY,                               manager of AIM Basic
have long considered the many possible       SECURITY OR THE FUND. STATEMENTS OF FACT                        Balanced Fund. He
outcomes and continued to believe that       ARE FROM SOURCES CONSIDERED RELIABLE,                           received a B.B.A. in
Fannie Mae was one of the more               BUT A I M ADVISORS, INC. MAKES NO            finance from Texas Christian University
attractive opportunities we own.             REPRESENTATION OR WARRANTY AS TO THEIR       and an M.B.A. from the University of
                                             COMPLETENESS OR ACCURACY. ALTHOUGH           Chicago.
    We did make some changes to Fund's       HISTORICAL PERFORMANCE IS NO GUARANTEE
common stock holdings in the period. New     OF FUTURE RESULTS, THESE INSIGHTS MAY        Assisted by the Basic Value Team and
purchases included UNILEVER and FREDDIE      HELP YOU UNDERSTAND OUR INVESTMENT           Taxable Investment Grade Bond Team
MAC. We also sold our remaining shares       MANAGEMENT PHILOSOPHY.
of MAY
                                                   See important Fund and index
                                                 disclosures inside front cover.


AIM BASIC BALANCED FUND


YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.



==============================

AVERAGE ANNUAL TOTAL RETURNS             CLASS R SHARES' INCEPTION DATE IS APRIL        AND PRINCIPAL VALUE WILL FLUCTUATE SO
As of 6/30/05, including                 30, 2004. RETURNS SINCE THAT DATE ARE          THAT YOU MAY HAVE A GAIN OR LOSS WHEN
applicable sales charges                 HISTORICAL RETURNS. ALL OTHER RETURNS          YOU SELL SHARES.
                                         ARE BLENDED RETURNS OF HISTORICAL CLASS
CLASS A SHARES                           R SHARE PERFORMANCE AND RESTATED CLASS A           CLASS A SHARE PERFORMANCE REFLECTS
Inception (9/28/01)      5.05%           SHARE PERFORMANCE (FOR PERIODS PRIOR TO        THE MAXIMUM 4.75% SALES CHARGE, AND
 1 Year                 -0.70            THE INCEPTION DATE OF CLASS R SHARES) AT       CLASS B AND CLASS C SHARE PERFORMANCE
                                         NET ASSET VALUE, ADJUSTED TO REFLECT THE       REFLECTS THE APPLICABLE CONTINGENT
CLASS B SHARES                           HIGHER RULE 12b-1 FEES APPLICABLE TO           DEFERRED SALES CHARGE (CDSC) FOR THE
Inception (9/28/01)      5.03%           CLASS R SHARES. CLASS A SHARES'                PERIOD INVOLVED. THE CDSC ON CLASS B
 1 Year                 -1.50            INCEPTION DATE IS SEPTEMBER 28, 2001.          SHARES DECLINES FROM 5% BEGINNING AT THE
                                                                                        TIME OF PURCHASE TO 0% AT THE BEGINNING
CLASS C SHARES                               THE PERFORMANCE DATA QUOTED                OF THE SEVENTH YEAR. THE CDSC ON CLASS C
Inception (9/28/01)      5.75%           REPRESENT PAST PERFORMANCE AND CANNOT          SHARES IS 1% FOR THE FIRST YEAR AFTER
 1 Year                  2.58            GUARANTEE COMPARABLE FUTURE RESULTS;           PURCHASE. CLASS R SHARES DO NOT HAVE A
                                         CURRENT PERFORMANCE MAY BE LOWER OR            FRONT-END SALES CHARGE; RETURNS SHOWN
CLASS R SHARES                           HIGHER. PLEASE VISIT AIMINVESTMENTS.COM        ARE AT NET ASSET VALUE AND DO NOT
Inception                6.25%           FOR THE MOST RECENT MONTH-END                  REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
 1 Year                  4.01            PERFORMANCE. PERFORMANCE FIGURES REFLECT       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                         REINVESTED DISTRIBUTIONS, CHANGES IN NET       ASSETS WITHIN THE FIRST YEAR.
==============================           ASSET VALUE AND THE EFFECT OF THE
                                         MAXIMUM SALES CHARGE UNLESS OTHERWISE              THE PERFORMANCE OF THE FUND'S SHARE
                                         STATED. INVESTMENT RETURN                      CLASSES WILL DIFFER DUE TO DIFFERENT
                                                                                        SALES CHARGE STRUCTURES AND CLASS
                                                                                        EXPENSES.

Continued from inside front cover

A description of the policies and
procedures that the Fund uses to
determine how to vote proxies relating
to portfolio securities is available
without charge, upon request, from our
Client Services department at
800-959-4246 or on the AIM Web site,
AIMinvestments.com. On the home page,
scroll down and click on AIM Funds
Proxy Policy. The information is also
available on the SEC Web site,
sec.gov.

Information regarding how the Fund
voted proxies related to its portfolio
securities during the 12 months ended
June 30,2005,is available at our Web
site. Go to AIMinvestments.com, access
the About Us tab, click on Required
Notices and then click on Proxy Voting
Activity. Next, select the Fund from
the drop-down menu. The information is
also available on the SEC Web site,
sec.gov.

AIM BASIC BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      expenses that you paid over the                   The hypothetical account values
                                             period. Simply divide your account            and expenses may not be used to
As a shareholder of the Fund, you            value by $1,000 (for example, an              estimate the actual ending account
incur two types of costs: (1)                $8,600 account value divided by $1,000        balance or expenses you paid for the
transaction costs, which may include         = 8.6), then multiply the result by           period. You may use this information
sales charges (loads) on purchase            the number in the table under the             to compare the ongoing costs of
payments; contingent deferred sales          heading entitled "Actual Expenses Paid        investing in the Fund and other funds.
charges on redemptions; and redemption       During Period" to estimate the                To do so, compare this 5% hypothetical
fees, if any; and (2) ongoing costs,         expenses you paid on your account             example with the 5% hypothetical
including management fees;                   during this period.                           examples that appear in the
distribution and/or service fees                                                           shareholder reports of the other
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR                      funds.
example is intended to help you              COMPARISON PURPOSES
understand your ongoing costs (in                                                              Please note that the expenses
dollars) of investing in the Fund and        The table below also provides                 shown in the table are meant to
to compare these costs with ongoing          information about hypothetical account        highlight your ongoing costs only and
costs of investing in other mutual           values and hypothetical expenses based        do not reflect any transactional
funds. The example is based on an            on the Fund's actual expense ratio and        costs, such as sales charges (loads)
investment of $1,000 invested at the         an assumed rate of return of 5% per           on purchase payments, contingent
beginning of the period and held for         year before expenses, which is not the        deferred sales charges on redemptions,
the entire period January 1, 2005,           Fund's actual return. The Fund's              and redemption fees, if any.
through June 30, 2005.                       actual cumulative total returns at net        Therefore, the hypothetical
                                             asset value after expenses for the six        information is useful in comparing
ACTUAL EXPENSES                              months ended June 30, 2005, appear in         ongoing costs only, and will not help
                                             the table "Fund vs. Indexes" on page          you determine the relative total costs
The table below provides information         3.                                            of owning different funds. In
about actual account values and actual                                                     addition, if these transactional costs
expenses. You may use the information                                                      were included, your costs would have
in this table, together with the                                                           been higher.
amount you invested, to estimate the

===================================================================================================================================
                                                      ACTUAL                                  HYPOTHETICAL
                                                                                 (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT         ENDING ACCOUNT           EXPENSES         ENDING ACCOUNT            EXPENSES
SHARE              VALUE                    VALUE              PAID DURING           VALUE               PAID DURING
CLASS             (1/1/05)              (6/30/05)(1)          PERIOD(2),(3)        (6/30/05)            PERIOD(2),(4)

A              $ 1,000.00                 $ 1,005.10           $     6.96        $ 1,017.85              $     7.00
B                1,000.00                   1,001.80                10.17          1,014.63                   10.24
C                1,000.00                   1,001.80                10.17          1,014.63                   10.24
R                1,000.00                   1,003.50                 7.70          1,017.11                    7.75

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.40%, 2.05%, 2.05% and 1.55% for Class A, B, C and R Class shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12B-1 plan fees for Class A shares to
0.25%. In addition, effective on July 18, 2005, the advisor contractually agreed to reduce its advisory fees. The annualized expense ratio restated as if the agreement had been in effect throughout the entire most recent fiscal half year are 1.19%, 1.94%,
1.94% and 1.44% for Class A, B, C and R shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.92, $9.63, $9.63 and $7.15 for Class A, B, C and R shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.96, $9.69, $9.69 and $7.20 for Class A, B, C and R shares, respectively.

===================================================================================================================================

                                            [ARROW
                                            BUTTON   For More Information Visit
                                            IMAGE]   AIMinvestments.com

AIM BASIC BALANCED FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Funds Group     the qualifications of AIM to provide        o Fees relative to those of comparable
(the "Board") oversees the management of     investment advisory services, the Board     funds with other advisors. The Board
AIM Basic Balanced Fund (the "Fund")         reviewed the qualifications of AIM's        reviewed the advisory fee rate for the
and, as required by law, determines          investment personnel and considered such    Fund under the Advisory Agreement. The
annually whether to approve the              issues as AIM's portfolio and product       Board compared effective contractual
continuance of the Fund's advisory           review process, various back office         advisory fee rates at a common asset
agreement with A I M Advisors, Inc.          support functions provided by AIM and       level and noted that the Fund's rate was
("AIM"). Based upon the recommendation       AIM's equity and fixed income trading       below the median rate of the funds
of the Investments Committee of the          operations. Based on the review of these    advised by other advisors with
Board, which is comprised solely of          and other factors, the Board concluded      investment strategies comparable to
independent trustees, at a meeting held      that the quality of services to be          those of the Fund that the Board
on June 30, 2005, the Board, including       provided by AIM was appropriate and that    reviewed. The Board noted that AIM has
all of the independent trustees,             AIM currently is providing satisfactory     agreed to waive advisory fees of the
approved the continuance of the advisory     services in accordance with the terms of    Fund and to limit the Fund's total
agreement (the "Advisory Agreement")         the Advisory Agreement.                     operating expenses, as discussed below.
between the Fund and AIM for another                                                     Based on this review, the Board
year, effective July 1, 2005.                o The performance of the Fund relative      concluded that the advisory fee rate for
                                             to comparable funds. The Board reviewed     the Fund under the Advisory Agreement
    The Board considered the factors         the performance of the Fund during the      was fair and reasonable.
discussed below in evaluating the            past one and three calendar years
fairness and reasonableness of the           against the performance of funds advised    o Expense limitations and fee waivers.
Advisory Agreement at the meeting on         by other advisors with investment           The Board noted that AIM has
June 30, 2005 and as part of the Board's     strategies comparable to those of the       contractually agreed to waive advisory
ongoing oversight of the Fund. In their      Fund. The Board noted that the Fund's       fees of the Fund through December 31,
deliberations, the Board and the             performance in such periods was below       2009 to the extent necessary so that the
independent trustees did not identify        the median performance of such              advisory fees payable by the Fund do not
any particular factor that was               comparable funds. Based on this review      exceed a specified maximum advisory fee
controlling, and each trustee attributed     and after taking account of all of the      rate, which maximum rate includes
different weights to the various             other factors that the Board considered     breakpoints and is based on net asset
factors.                                     in determining whether to continue the      levels. The Board considered the
                                             Advisory Agreement for the Fund, the        contractual nature of this fee waiver
    One of the responsibilities of the       Board concluded that no changes should      and noted that it remains in effect
Senior Officer of the Fund, who is           be made to the Fund and that it was not     until December 31, 2009. The Board also
independent of AIM and AIM's affiliates,     necessary to change the Fund's portfolio    noted that AIM has voluntarily agreed to
is to manage the process by which the        management team at this time. However,      waive fees and/or limit expenses of the
Fund's proposed management fees are          due to the Fund's under-performance, the    Fund in an amount necessary to limit
negotiated to ensure that they are           Board also concluded that it would be       total annual operating expenses to a
negotiated in a manner which is at arm's     appropriate for management and the Board    specified percentage of average daily
length and reasonable. To that end, the      to continue to closely monitor the          net assets for each class of the Fund.
Senior Vice President must either            performance of the Fund.                    The Board considered the voluntary
supervise a competitive bidding process                                                  nature of this fee waiver/expense
or prepare an independent written            o The performance of the Fund relative      limitation and noted that it can be
evaluation. The Senior Officer has           to indices. The Board reviewed the          terminated at any time by AIM without
recommended an independent written           performance of the Fund during the past     further notice to investors. The Board
evaluation in lieu of a competitive          one and three calendar years against the    considered the effect these fee
bidding process and, upon the direction      performance of the Lipper Balanced Fund     waivers/expense limitations would have
of the Board, has prepared such an           Index. The Board noted that the Fund's      on the Fund's estimated expenses and
independent written evaluation. Such         performance was below the performance of    concluded that the levels of fee
written evaluation also considered           such Index for the one year period and      waivers/expense limitations for the Fund
certain of the factors discussed below.      comparable to the Index performance for     were fair and reasonable.
In addition, as discussed below, the         the three year period. Based on this
Senior Officer made certain                  review and after taking account of all      o Breakpoints and economies of scale.
recommendations to the Board in              of the other factors that the Board         The Board reviewed the structure of the
connection with such written evaluation.     considered in determining whether to        Fund's advisory fee under the Advisory
                                             continue the Advisory Agreement for the     Agreement, noting that it includes two
    The discussion below serves as a         Fund, the Board concluded that no           breakpoints. The Board reviewed the
summary of the Senior Officer's              changes should be made to the Fund and      level of the Fund's advisory fees, and
independent written evaluation and           that it was not necessary to change the     noted that such fees, as a percentage of
recommendations to the Board in              Fund's portfolio management team at this    the Fund's net assets, would decrease as
connection therewith, as well as a           time. However, due to the Fund's            net assets increase because the Advisory
discussion of the material factors and       under-performance, the Board also           Agreement includes breakpoints. The
the conclusions with respect thereto         concluded that it would be appropriate      Board noted that, due to the Fund's
that formed the basis for the Board's        for management and the Board to continue    current asset levels and the way in
approval of the Advisory Agreement.          to closely monitor the performance of       which the advisory fee breakpoints have
After consideration of all of the            the Fund.                                   been structured, the Fund has yet to
factors below and based on its informed                                                  benefit from the breakpoints. The Board
business judgment, the Board determined      o Meeting with the Fund's portfolio         noted that AIM has contractually agreed
that the Advisory Agreement is in the        managers and investment personnel. With     to waive advisory fees of the Fund
best interests of the Fund and its           respect to the Fund, the Board is           through December 31, 2009 to the extent
shareholders and that the compensation       meeting periodically with such Fund's       necessary so that the advisory fees
to AIM under the Advisory Agreement is       portfolio managers and/or other             payable by the Fund do not exceed a
fair and reasonable and would have been      investment personnel and believes that      specified maximum advisory fee rate,
obtained through arm's length                such individuals are competent and able     which maximum rate includes breakpoints
negotiations.                                to continue to carry out their              and is based on net asset levels. The
                                             responsibilities under the Advisory         Board concluded that the Fund's fee
o The nature and extent of the advisory      Agreement.                                  levels under the Advisory Agreement
services to be provided by AIM. The                                                      therefore would reflect economies of
Board reviewed the services to be            o Overall performance of AIM. The Board     scale at higher asset levels and that it
provided by AIM under the Advisory           considered the overall performance of       was not necessary to change the advisory
Agreement. Based on such review, the         AIM in providing investment advisory and    fee breakpoints in the Fund's advisory
Board concluded that the range of            portfolio administrative services to the    fee schedule.
services to be provided by AIM under the     Fund and concluded that such performance
Advisory Agreement was appropriate and       was satisfactory.                           o Investments in affiliated money market
that AIM currently is providing services                                                 funds. The Board also took into account
in accordance with the terms of the          o Fees relative to those of clients of      the fact that uninvested cash and cash
Advisory Agreement.                          AIM with comparable investment              collateral from securities lending
                                             strategies. The Board noted that AIM        arrangements (collectively, "cash
o The quality of services to be provided     does not serve as an advisor to other       balances") of the Fund may be invested
by AIM. The Board reviewed the               mutual funds or other clients with          in money market funds advised by AIM
credentials and experience of the            investment strategies comparable to         pursuant to the terms of an SEC
officers and employees of AIM who will       those of the Fund.                          exemptive order. The Board found that
provide investment advisory services to                                                  the Fund may realize certain benefits
the Fund. In reviewing

AIM BASIC BALANCED FUND


upon investing cash balances in AIM                   concluded that AIM has the financial
advised money market funds, including a               resources necessary to fulfill its
higher net return, increased liquidity,               obligations under the Advisory
increased diversification or decreased                Agreement.
transaction costs. The Board also found
that the Fund will not receive reduced                o Historical relationship between the
services if it invests its cash balances              Fund and AIM. In determining whether to
in such money market funds. The Board                 continue the Advisory Agreement for the
noted that, to the extent the Fund                    Fund, the Board also considered the
invests in affiliated money market                    prior relationship between AIM and the
funds, AIM has voluntarily agreed to                  Fund, as well as the Board's knowledge
waive a portion of the advisory fees it               of AIM's operations, and concluded that
receives from the Fund attributable to                it was beneficial to maintain the
such investment. The Board further                    current relationship, in part, because
determined that the proposed securities               of such knowledge. The Board also
lending program and related procedures                reviewed the general nature of the
with respect to the lending Fund is in                non-investment advisory services
the best interests of the lending Fund                currently performed by AIM and its
and its respective shareholders. The                  affiliates, such as administrative,
Board therefore concluded that the                    transfer agency and distribution
investment of cash collateral received                services, and the fees received by AIM
in connection with the securities                     and its affiliates for performing such
lending program in the money market                   services. In addition to reviewing such
funds according to the procedures is in               services, the trustees also considered
the best interests of the lending Fund                the organizational structure employed by
and its respective shareholders.                      AIM and its affiliates to provide those
                                                      services. Based on the review of these
o Independent written evaluation and                  and other factors, the Board concluded
recommendations of the Fund's Senior                  that AIM and its affiliates were
Officer. The Board noted that, upon                   qualified to continue to provide
their direction, the Senior Officer of                non-investment advisory services to the
the Fund had prepared an independent                  Fund, including administrative, transfer
written evaluation in order to assist                 agency and distribution services, and
the Board in determining the                          that AIM and its affiliates currently
reasonableness of the proposed                        are providing satisfactory
management fees of the AIM Funds,                     non-investment advisory services.
including the Fund. The Board noted that
the Senior Officer's written evaluation               o Other factors and current trends. In
had been relied upon by the Board in                  determining whether to continue the
this regard in lieu of a competitive                  Advisory Agreement for the Fund, the
bidding process. In determining whether               Board considered the fact that AIM,
to continue the Advisory Agreement for                along with others in the mutual fund
the Fund, the Board considered the                    industry, is subject to regulatory
Senior Officer's written evaluation and               inquiries and litigation related to a
the recommendation made by the Senior                 wide range of issues. The Board also
Officer to the Board that the Board                   considered the governance and compliance
consider implementing a process to                    reforms being undertaken by AIM and its
assist them in more closely monitoring                affiliates, including maintaining an
the performance of the AIM Funds. The                 internal controls committee and
Board concluded that it would be                      retaining an independent compliance
advisable to implement such a process as              consultant, and the fact that AIM has
soon as reasonably practicable.                       undertaken to cause the Fund to operate
                                                      in accordance with certain governance
o Profitability of AIM and its                        policies and practices. The Board
affiliates. The Board reviewed                        concluded that these actions indicated a
information concerning the profitability              good faith effort on the part of AIM to
of AIM's (and its affiliates')                        adhere to the highest ethical standards,
investment advisory and other activities              and determined that the current
and its financial condition. The Board                regulatory and litigation environment to
considered the overall profitability of               which AIM is subject should not prevent
AIM, as well as the profitability of AIM              the Board from continuing the Advisory
in connection with managing the Fund.                 Agreement for the Fund.
The Board noted that AIM's operations
remain profitable, although increased
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05


AIM BASIC BALANCED FUND

                                             =========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception                           6.61%     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     1 Year                              4.74      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings. Institutional    6 Months*                           0.78      ASSET VALUE. INVESTMENT RETURN AND
Class shares are offered exclusively to                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
institutional investors, including           *Cumulative total return that has not         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
defined contribution plans that meet         been annualized                               OR LESS THAN THEIR ORIGINAL COST. SEE
certain criteria.                            =========================================     FULL REPORT FOR INFORMATION ON
                                                                                           COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             INSTITUTIONAL CLASS SHARES' INCEPTION         YOUR FUND PROSPECTUS FOR MORE
                                             DATE IS APRIL 30, 2004. RETURNS SINCE         INFORMATION. FOR THE MOST CURRENT
                                             THAT DATE ARE HISTORICAL RETURNS. ALL         MONTH-END PERFORMANCE, PLEASE CALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF          800-451-4246 OR VISIT AIMinvestments.com.
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE AND REFLECT
                                             THE HIGHER RULE 12b-1 FEES APPLICABLE TO
                                             CLASS A SHARES. CLASS A SHARES' INCEPTION
                                             DATE IS SEPTEMBER 28, 2001.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. INSTITUTIONAL CLASS SHARES WOULD
                                             HAVE HAD DIFFERENT RETURNS DUE TO
                                             DIFFERENCES IN THE EXPENSE STRUCTURE OF
                                             THE INSTITUTIONAL CLASS.

=========================================
FUND NASDAQ SYMBOL

AIM Basic Balanced Fund             BBLIX
=========================================


                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com    BBA-INS-2       [YOUR GOALS. OUR SOLUTIONS.]        [AIM INVESTMENTS LOGO APPEARS HERE]
                                        --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      example, an $8,600 account value divided         The hypothetical account values and
                                             by $1,000 = 8.6), then multiply the           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      result by the number in the table under       actual ending account balance or expenses
ongoing costs, including management fees     the heading entitled "Actual Expenses         you paid for the period. You may use this
and other Fund expenses. This example is     Paid During Period" to estimate the           information to compare the ongoing costs
intended to help you understand your         expenses you paid on your account during      of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      this period.                                  To do so, compare this 5% hypothetical
in the Fund and to compare these costs                                                     example with the 5% hypothetical examples
with ongoing costs of investing in other     HYPOTHETICAL EXAMPLE FOR COMPARISON           that appear in the shareholder reports of
mutual funds. The example is based on an     PURPOSES                                      the other funds.
investment of $1,000 invested at the
beginning of the period and held for the     The table below also provides information
entire period January 1, 2005, through       about hypothetical account values and            Please note that the expenses shown in
June 30, 2005.                               hypothetical expenses based on the Fund's     the table are meant to highlight your
                                             actual expense ratio and an assumed rate      ongoing costs only. Therefore, the
ACTUAL EXPENSES                              of return of 5% per year before expenses,     hypothetical information is useful in
                                             which is not the Fund's actual return.        comparing ongoing costs only, and will
The table below provides information         The Fund's actual cumulative total return     not help you determine the relative total
about actual account values and actual       after expenses for the six months ended       costs of owning different funds.
expenses. You may use the information in     June 30, 2005, appears in the table on
this table, together with the amount you     the front of this supplement.
invested, to estimate the expenses that
you paid over the period. Simply divide
your account value by $1,000 (for


===================================================================================================================================

                                                               ACTUAL                                    HYPOTHETICAL
                                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT         ENDING ACCOUNT              EXPENSES           ENDING ACCOUNT           EXPENSES
   SHARE                 VALUE                    VALUE                  PAID DURING             VALUE               PAID DURING
   CLASS                (1/1/05)               (6/30/05)(1)              PERIOD(2,3)            (6/30/05)            PERIOD(2,4)
Institutional          $1,000.00                $1,007.80                   $4.38               $1,020.43              $4.41

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.88% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 18, 2005, the advisor contractually agreed to reduce its advisory fees. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal year is 0.77% for the Institutional Class.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal year are $3.83 for the Institutional Class.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal year are $3.86 for the Institutional Class.

===================================================================================================================================


AIMinvestments.com   BBA-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES          VALUE
----------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-64.52%

ADVERTISING-2.93%

Interpublic Group of Cos., Inc. (The)(a)           153,000    $  1,863,540
----------------------------------------------------------------------------
Omnicom Group Inc.                                  37,900       3,026,694
============================================================================
                                                                 4,890,234
============================================================================

AEROSPACE & DEFENSE-0.97%

Honeywell International Inc.                        44,000       1,611,720
============================================================================

ALUMINUM-0.80%

Alcoa Inc.                                          50,900       1,330,017
============================================================================

APPAREL RETAIL-0.95%

Gap, Inc. (The)                                     80,300       1,585,925
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.24%

Bank of New York Co., Inc. (The)                    71,700       2,063,526
============================================================================

BUILDING PRODUCTS-1.96%

American Standard Cos. Inc.                         28,900       1,211,488
----------------------------------------------------------------------------
Masco Corp.                                         65,000       2,064,400
============================================================================
                                                                 3,275,888
============================================================================

COMMUNICATIONS EQUIPMENT-0.34%

Motorola, Inc.                                      31,400         573,364
============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.37%

Deere & Co.                                          9,400         615,606
============================================================================

CONSUMER ELECTRONICS-1.84%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)                53,000       1,335,070
----------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                              50,200       1,728,888
============================================================================
                                                                 3,063,958
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.83%

Ceridian Corp.(a)                                   83,300       1,622,684
----------------------------------------------------------------------------
First Data Corp.                                    77,100       3,094,794
============================================================================
                                                                 4,717,478
============================================================================

DIVERSIFIED BANKS-0.03%

HSBC Capital Funding L.P. (United Kingdom),
  4.61% Pfd. (Acquired 11/05/03; Cost
  $46,626)(b)(c)                                    50,000          48,909
============================================================================

DIVERSIFIED CAPITAL MARKETS-0.13%

UBS Preferred Funding Trust I, 8.62% Pfd.(b)       185,000         221,547
============================================================================

                                                                MARKET
                                                 SHARES          VALUE
----------------------------------------------------------------------------


DIVERSIFIED CHEMICALS-0.40%

Dow Chemical Co. (The)                              14,800    $    659,044
============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.60%

Cendant Corp.                                      119,500       2,673,215
============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.75%

Waste Management, Inc.                             103,100       2,921,854
============================================================================

FOOD RETAIL-2.12%

Kroger Co. (The)(a)                                108,400       2,062,852
----------------------------------------------------------------------------
Safeway Inc.                                        65,500       1,479,645
============================================================================
                                                                 3,542,497
============================================================================

GENERAL MERCHANDISE STORES-1.54%

Target Corp.                                        47,100       2,562,711
============================================================================

HEALTH CARE DISTRIBUTORS-4.25%

Cardinal Health, Inc.                               73,600       4,237,888
----------------------------------------------------------------------------
McKesson Corp.                                      63,800       2,857,602
============================================================================
                                                                 7,095,490
============================================================================

HEALTH CARE EQUIPMENT-1.17%

Baxter International Inc.                           45,000       1,669,500
----------------------------------------------------------------------------
Waters Corp.(a)                                      7,400         275,058
============================================================================
                                                                 1,944,558
============================================================================

HEALTH CARE FACILITIES-1.54%

HCA Inc.                                            45,300       2,567,151
============================================================================

INDUSTRIAL CONGLOMERATES-3.81%

General Electric Co.                                67,100       2,325,015
----------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  138,000       4,029,600
============================================================================
                                                                 6,354,615
============================================================================

INDUSTRIAL MACHINERY-1.18%

Illinois Tool Works Inc.                            24,600       1,960,128
============================================================================

INTEGRATED OIL & GAS-0.12%

Shell Frontier Oil & Gas Inc.-Series B, 3.96%
  Floating Rate Pfd.(b)(d)                               2         200,000
============================================================================

INVESTMENT BANKING & BROKERAGE-2.46%

Merrill Lynch & Co., Inc.                           34,200       1,881,342
----------------------------------------------------------------------------
Morgan Stanley                                      42,500       2,229,975
============================================================================
                                                                 4,111,317
============================================================================


                                                                MARKET
                                                 SHARES          VALUE
----------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.11%

Aegon N.V. (Netherlands), 6.38% Pfd.                 7,300    $    184,471
============================================================================

MANAGED HEALTH CARE-2.18%

WellPoint, Inc.(a)                                  52,200       3,635,208
============================================================================

MOVIES & ENTERTAINMENT-1.46%

Walt Disney Co. (The)                               96,800       2,437,424
============================================================================

MULTI-LINE INSURANCE-1.41%

Hartford Financial Services Group, Inc. (The)       31,400       2,348,092
============================================================================

OIL & GAS DRILLING-2.12%

Pride International, Inc.(a)                        43,100       1,107,670
----------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                 44,900       2,423,253
============================================================================
                                                                 3,530,923
============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.00%

Halliburton Co.                                     77,500       3,706,050
----------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                     17,100       1,298,574
============================================================================
                                                                 5,004,624
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.10%

ABN AMRO XVII Custodial Receipts-Series MM17,
  3.80% Floating Rate Pfd. (Acquired
  05/11/05; Cost $502,969)(b)(c)(e)                      5         500,000
----------------------------------------------------------------------------
ABN AMRO XVIII Custodial Receipts-Series
  MM18, 2.79% Floating Rate Pfd. (Acquired
  09/10/04-09/13/04; Cost $199,995)(c)(e)(f)             2         200,000
----------------------------------------------------------------------------
Citigroup Inc.                                      76,000       3,513,480
----------------------------------------------------------------------------
JPMorgan Chase & Co.                                86,928       3,070,297
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 3.73%
  Floating Rate Pfd. (Acquired 06/03/04-
  09/28/04; Cost $635,805)(b)(c)(d)                    650         644,056
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 3.80%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $244,120)(b)(c)(d)                                   250         244,173
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.98%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $340,013)(b)(c)(d)                                   350         339,980
============================================================================
                                                                 8,511,986
============================================================================

PACKAGED FOODS & MEATS-1.93%

Kraft Foods Inc.-Class A                            47,500       1,510,975
----------------------------------------------------------------------------
Unilever N.V. (Netherlands)(g)                      26,350       1,706,612
============================================================================
                                                                 3,217,587
============================================================================

PHARMACEUTICALS-4.92%

Pfizer Inc.                                         89,000       2,454,620
----------------------------------------------------------------------------
Sanofi-Aventis (France)(g)                          44,612       3,653,774
----------------------------------------------------------------------------
Wyeth                                               47,200       2,100,400
============================================================================
                                                                 8,208,794
============================================================================

                                                                MARKET
                                                 SHARES          VALUE
----------------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-1.49%

ACE Ltd. (Cayman Islands)                           55,600    $  2,493,660
============================================================================

SYSTEMS SOFTWARE-1.93%

Computer Associates International, Inc.            116,961       3,214,088
============================================================================

THRIFTS & MORTGAGE FINANCE-2.54%

Fannie Mae                                          46,400       2,709,760
----------------------------------------------------------------------------
Fannie Mae-Series J, 4.72% Floating Rate
  Pfd.(h)                                            4,850         240,075
----------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate
  Pfd.(h)                                            4,850         242,015
----------------------------------------------------------------------------
Freddie Mac                                         16,000       1,043,680
============================================================================
                                                                 4,235,530
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $87,563,829)                             107,613,139
============================================================================

                                                PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-17.76%

ADVERTISING-0.03%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(b)             $    48,000          48,204
============================================================================

AUTOMOBILE MANUFACTURERS-0.11%

DaimlerChrysler N.A. Holding Corp., Unsec.
  Gtd. Unsub. Global Notes, 7.25%,
  01/18/06(b)                                      175,000         177,849
============================================================================

BROADCASTING & CABLE TV-1.68%

Comcast Corp.,
  Sr. Notes,
    7.25%, 08/01/05(b)                             230,000         230,589
----------------------------------------------------------------------------
    8.30%, 05/15/06(b)                             150,000         155,184
----------------------------------------------------------------------------
  Sr. Unsec. Deb.,
    8.88%, 09/15/05(b)                             600,000         605,712
----------------------------------------------------------------------------
    9.50%, 08/01/13(b)                             145,000         152,541
----------------------------------------------------------------------------
  Sr. Unsec. Notes,
    6.88%, 02/15/06(b)                             600,000         610,254
----------------------------------------------------------------------------
    8.00%, 08/01/05(b)                              75,000          75,230
----------------------------------------------------------------------------
    8.38%, 11/01/05(b)                             120,000         122,305
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes,
  10.50%, 06/15/06(b)                              315,000         334,949
----------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06(b)                                       75,000          76,193
----------------------------------------------------------------------------
Time Warner Cos., Inc.,
  Notes, 8.18%, 08/15/07(b)                        275,000         295,820
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24(b)         115,000         138,665
============================================================================
                                                                 2,797,442
============================================================================

BUILDING PRODUCTS-0.15%

Hanson Overseas B.V. (Netherlands), Sr. Gtd.
  Yankee Notes, 6.75%, 09/15/05(b)                 250,000         251,312
============================================================================

CONSUMER FINANCE-3.05%

Capital One Bank, Sr. Medium Term Global
  Notes, 6.88%, 02/01/06(b)                        325,000         330,577
----------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 4.76%, 02/01/27 (Acquired
  09/16/04; Cost $305,820)(b)(c)(d)            $   300,000    $    301,005
----------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes, 7.25%, 05/01/06(b)             500,000         512,785
----------------------------------------------------------------------------
  Unsec. Notes, 7.13%, 08/01/08(b)                  50,000          53,868
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Global Notes, 7.60%, 08/01/05(b)                 710,000         711,186
----------------------------------------------------------------------------
  Notes, 6.50%, 02/15/06(b)                        225,000         226,249
----------------------------------------------------------------------------
  Unsec. Global Notes,
    6.50%, 01/25/07(b)                             200,000         202,672
----------------------------------------------------------------------------
    6.88%, 02/01/06(b)                             750,000         756,322
----------------------------------------------------------------------------
  Unsec. Notes, 6.13%, 01/09/06(b)                  90,000          90,410
----------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes, 4.15%,
  05/18/06(b)(d)                                   280,000         278,116
----------------------------------------------------------------------------
  Global Notes, 7.50%, 07/15/05(b)                 120,000         120,130
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Medium Term Notes, 2.00%,
  07/15/05(b)                                       75,000          74,977
----------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%,
  01/15/06(b)                                    1,340,000(i)     1,351,243
----------------------------------------------------------------------------
MBNA America Bank N.A., Sr. Global Medium
  Term Notes, 7.75%, 09/15/05(b)                    70,000          70,533
============================================================================
                                                                 5,080,073
============================================================================

DIVERSIFIED BANKS-1.18%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $245,524)(b)(c)(j)                220,000         228,093
----------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $27,726)(b)(c)           25,000          25,307
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $59,025)(b)(c)                     60,000          57,859
----------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $344,306)(b)(c)                             275,000         357,008
----------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Trust Pfd. Notes, 3.97%,
  06/08/28(b)(d)                                    80,000          77,318
----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $75,926)(b)(c)                               60,000          66,544
----------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes, 6.88%, 03/15/12(b)          150,000         171,184
----------------------------------------------------------------------------
Credit Suisse First Boston, Inc., Sub. Medium
  Term Notes, 7.75%, 05/15/06 (Acquired
  04/06/05; Cost $25,988)(b)(c)                     25,000          25,764
----------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
  5.91% (Acquired 06/07/04; Cost
  $100,000)(b)(c)(j)                               100,000         107,166
----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  3.88%(b)(j)(k)                                   140,000         124,042
----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 3.31%, 08/29/87(b)(k)             80,000          64,765
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE
DIVERSIFIED BANKS-(CONTINUED)

National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 3.31%(b)(j)(k)              $   150,000    $    135,157
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(b)                               100,000         140,191
----------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(b)(j)                               105,000         108,976
----------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07(b)                               275,000         273,210
============================================================================
                                                                 1,962,584
============================================================================

DIVERSIFIED METALS & MINING-0.12%

Falconbridge Ltd. (Canada), Unsec. Yankee
  Deb., 7.00%, 07/15/05(b)                         200,000         200,140
============================================================================

ELECTRIC UTILITIES-0.73%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(b)           20,000          20,247
----------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(b)                   55,000          58,318
----------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(b)                        350,000         354,868
----------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 7.23%, 09/15/05(b)                        600,000         604,092
----------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08(b)                        175,000         181,757
============================================================================
                                                                 1,219,282
============================================================================

FOOD RETAIL-0.18%

Safeway Inc., Sr. Unsec. Notes,
  2.50%, 11/01/05(b)                               100,000          99,592
----------------------------------------------------------------------------
  6.15%, 03/01/06(b)                               200,000         202,646
============================================================================
                                                                   302,238
============================================================================

GAS UTILITIES-0.16%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(b)                          35,000          36,687
----------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(b)                                      225,000         227,191
============================================================================
                                                                   263,878
============================================================================

GOLD-0.06%

Newmont Mining Corp., Notes, 5.88%,
  04/01/35(b)                                      100,000         102,662
============================================================================

HOMEBUILDING-0.63%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(b)                                      200,000         224,500
----------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(b)                                      150,000         151,410
----------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
HOMEBUILDING-(CONTINUED)

Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes,
    8.00%, 08/15/06(b)                         $   570,000    $    591,825
----------------------------------------------------------------------------
    9.75%, 09/01/10(b)                              75,000          79,302
============================================================================
                                                                 1,047,037
============================================================================

HOUSEWARES & SPECIALTIES-0.15%

American Greetings Corp., Unsec. Putable
  Deb., 6.10%, 08/01/08(b)                         250,000         257,687
============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.18%

PSEG Power LLC, Sr. Unsec. Gtd. Global Notes,
  6.88%, 04/15/06(b)                               295,000         301,227
============================================================================

INDUSTRIAL CONGLOMERATES-0.03%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $56,614)(b)(c)                                    50,000          51,685
============================================================================

INTEGRATED OIL & GAS-0.53%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33(b)                                      150,000         178,849
----------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(b)                                      100,000         108,379
----------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(b)                                      535,000         601,206
============================================================================
                                                                   888,434
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.33%

CenturyTel, Inc.-Series C, Sr. Unsec. Notes,
  6.55%, 12/01/05(b)                               340,000         343,584
----------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 8.50%, 03/01/31(b)                  60,000          84,988
----------------------------------------------------------------------------
Southwestern Bell Telephone Co.-Series B,
  Medium Term Notes, 6.25%, 07/07/05(b)            100,000         100,056
----------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 7.13%, 01/30/06(b)                        425,000         432,059
----------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22(b)             190,000         259,833
----------------------------------------------------------------------------
Telus Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(b)                                      250,000         264,067
----------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec.
  Deb., 6.75%, 05/15/27(b)                         100,000         109,190
----------------------------------------------------------------------------
Verizon Communications Inc.,
  Unsec. Deb., 8.75%, 11/01/21(b)                   85,000         114,568
----------------------------------------------------------------------------
  Unsec. Gtd. Deb., 6.94%, 04/15/28(b)             125,000         145,659
----------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(b)                         130,000         139,530
----------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(b)                        115,000         123,467
----------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(b)                         100,000          98,908
============================================================================
                                                                 2,215,909
============================================================================

----------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE

INVESTMENT BANKING & BROKERAGE-0.10%

Goldman Sachs Capital I, Gtd. Sub. Trust Pfd.
  Bonds, 6.35%, 02/15/34(b)                    $   100,000    $    109,356
----------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub. Notes,
  7.63%, 06/01/06(b)                                50,000          51,578
============================================================================
                                                                   160,934
============================================================================

LIFE & HEALTH INSURANCE-0.22%

Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost $324,231)(b)(c)(l)       275,000         337,274
----------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(b)                                25,000          26,314
============================================================================
                                                                   363,588
============================================================================

MOVIES & ENTERTAINMENT-0.31%

Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(b)                  250,000         319,207
----------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Notes,
  6.40%, 01/30/06(b)                               190,000         192,554
============================================================================
                                                                   511,761
============================================================================

MULTI-UTILITIES-0.21%

Dominion Resources, Inc.-Series B, Sr. Unsec.
  Unsub. Global Notes, 7.63%, 07/15/05(b)          125,000         125,133
----------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes,
  6.95%, 12/01/05(b)                               230,000         232,834
============================================================================
                                                                   357,967
============================================================================

MUNICIPALITIES-1.39%

Chicago (City of), Illinois O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004 E
  RB, 3.88%, 01/01/08(b)(l)                        350,000         350,000
----------------------------------------------------------------------------
Dallas (City of), Texas; Taxable Pension
  Limited Tax Series 2005 A GO,
    4.61%, 02/15/14(b)                              75,000          76,313
----------------------------------------------------------------------------
    5.20%, 02/15/35(b)                             150,000         158,961
----------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Capital
  Improvement Limited Tax Series 2005 A-1 GO,
  4.96%, 04/01/20(b)(l)                            115,000         115,358
----------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Series
  2005 COP, 4.95%, 06/15/25(b)(l)                  175,000         178,281
----------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Taxable Series 2005
  A RB,
    4.87%, 07/15/16(b)                              75,000          76,781
----------------------------------------------------------------------------
    5.22%, 07/15/20(b)                             100,000         103,025
----------------------------------------------------------------------------
    5.28%, 01/15/22(b)                              50,000          51,500
----------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Taxable
  Allocation Series 2003 RB, 6.10%,
  05/01/24(b)(l)                                   150,000         157,875
----------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
MUNICIPALITIES-(CONTINUED)

Michigan (State of) Municipal Bond Authority
  (City of Detroit School District); Series
  2005 RB, 5.00%, 06/01/15(b)(l)               $    65,000    $     72,231
----------------------------------------------------------------------------
New Hampshire (State of); Taxable Unlimited
  Tax Series 2005 B GO, 4.65%, 05/15/15(b)         175,000         179,813
----------------------------------------------------------------------------
Oregon (State of) Community College
  Districts; Taxable Pension Limited Tax
  Series 2005 GO,
    4.64%, 06/30/20(b)(l)                          100,000         100,023
----------------------------------------------------------------------------
    4.83%, 06/30/28(b)(l)                          160,000         160,010
----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB,
    3.69%, 07/01/07(b)(l)                           80,000          79,546
----------------------------------------------------------------------------
    4.21%, 07/01/08(b)(l)                          100,000         100,334
----------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  6.80%, 07/10/30(b)(l)(m)                         375,000         360,353
============================================================================
                                                                 2,320,404
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.31%

Pemex Project Funding Master Trust,
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(b)                                      255,000         311,126
----------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 5.75%, 12/15/15
  (Acquired 06/27/05; Cost $208,524)(b)(c)         210,000         208,341
============================================================================
                                                                   519,467
============================================================================

OIL & GAS REFINING & MARKETING-0.08%

Enterprise Products Operating L.P., Sr.
  Notes, 4.95%, 06/01/10(b)                        130,000         130,932
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.51%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(b)                                       20,000          19,901
----------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Trust
  Pfd. Global Bonds, 8.44%(b)(j)                   125,000         148,060
----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
  9.87%, (Acquired 06/16/04-06/14/05; Cost
  $385,354)(b)(c)(j)                               340,000         385,108
----------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd.
  Notes, 7.63%, 11/15/05(b)                        350,000         354,459
----------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(b)       83,333          86,491
----------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(b)                               522,750         576,201
----------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $249,833)(b)(c)                             250,000         242,810
----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 09/22/04; Cost $282,629)(b)(c)         238,889         296,977
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Toll Road Investors Partnership II,
  L.P.-Series A, Bonds, 5.49%, 02/15/45
  (Acquired 03/11/05-05/03/05; Cost
  $317,763)(c)(f)(l)(n)                        $ 2,700,000    $    329,906
----------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(b)(j)               75,000          83,006
============================================================================
                                                                 2,522,919
============================================================================

PROPERTY & CASUALTY INSURANCE-0.88%

Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(b)             200,000         219,716
----------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(b)                   425,000         476,990
----------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $288,490)(b)(c)          270,000         294,940
----------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  03/23/04-06/09/05; Cost $482,922)(b)(c)          475,000         483,151
============================================================================
                                                                 1,474,797
============================================================================

REAL ESTATE-0.23%

Health Care Property Investors, Inc.,
  Notes, 5.63%, 05/01/17(b)                        100,000         102,144
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.07%, 06/08/15(b)             155,000         176,238
----------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(b)                                      110,000         112,210
============================================================================
                                                                   390,592
============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.05%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(b)                                       75,000          77,479
============================================================================

REGIONAL BANKS-0.68%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 4.88%, 03/01/34(b)(d)       325,000         336,677
----------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(b)                               350,000         356,633
----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 3.90%, 06/01/28(b)(d)                175,000         166,887
----------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
  4.70%, 06/30/09(b)                               175,000         178,210
----------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(b)                                      100,000         100,823
============================================================================
                                                                 1,139,230
============================================================================

RESTAURANTS-0.03%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(b)                                       55,000          57,405
============================================================================

SOVEREIGN DEBT-0.61%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05(b)                                      100,000         100,681
----------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------
SOVEREIGN DEBT-(CONTINUED)

Russian Federation (Russia),
  REGS, Unsec. Unsub. Euro Bonds,
    8.75%, 07/24/05 (Acquired 05/14/04; Cost
    $184,888)(b)(c)                            $   175,000    $    175,648
----------------------------------------------------------------------------
    10.00%, 06/26/07 (Acquired 05/14/04-
    05/18/04; Cost $157,706)(b)(c)                 140,000         154,462
----------------------------------------------------------------------------
  Unsec. Unsub. Bonds,
    7.50%, 03/31/30 (Acquired 05/18/04; Cost
    $103,572)(b)(c)(o)                             115,000         128,246
----------------------------------------------------------------------------
    8.75%, 07/24/05 (Acquired 09/10/04-
    01/21/05; Cost $258,808)(b)(c)                 250,000         250,700
----------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes,
    6.63%, 03/03/15(b)                              60,000          65,670
----------------------------------------------------------------------------
    7.50%, 04/08/33(b)                             120,000         137,412
============================================================================
                                                                 1,012,819
============================================================================

THRIFTS & MORTGAGE FINANCE-0.05%

Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(b)                    75,000          83,561
============================================================================

TOBACCO-0.28%

Altria Group, Inc.,
  Unsec. Global Notes, 7.00%, 07/15/05(b)          450,000         450,581
----------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(b)                  20,000          20,267
============================================================================
                                                                   470,848
============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.15%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $254,547)(b)(c)          225,000         259,292
============================================================================

TRUCKING-0.10%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(b)                               150,000         164,612
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.27%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(b)                420,000         443,058
============================================================================
    Total Bonds & Notes (Cost $29,426,175)                      29,629,308
============================================================================

----------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE

U.S. MORTGAGE-BACKED SECURITIES-9.86%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.98%

Pass Through Ctfs.,
  6.50%, 01/01/16 to 08/01/29(b)               $    75,250    $     78,227
----------------------------------------------------------------------------
  6.00%, 03/01/17 to 11/01/33(b)                 1,403,668       1,443,814
----------------------------------------------------------------------------
  5.50%, 12/01/17 to 12/01/33(b)                 1,030,401       1,047,536
----------------------------------------------------------------------------
  4.50%, 10/01/18(b)                               338,330         337,179
----------------------------------------------------------------------------
  7.50%, 11/01/30 to 12/01/30(b)                    13,736          14,713
----------------------------------------------------------------------------
  7.00%, 07/01/29 to 06/01/32(b)                   247,557         260,751
----------------------------------------------------------------------------
  5.00%, 10/01/33(b)                               394,016         394,767
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/20(b)(p)(q)                         924,000         934,395
----------------------------------------------------------------------------
  5.00%, 07/01/35(b)(p)                            450,000         450,141
============================================================================
                                                                 4,961,523
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-5.85%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(b)                    74,110          79,181
----------------------------------------------------------------------------
  7.00%, 02/01/16 to 03/01/32(b)                   120,571         127,055
----------------------------------------------------------------------------
  6.50%, 10/01/16 to 09/01/34(b)                 1,634,397       1,694,700
----------------------------------------------------------------------------
  6.00%, 05/01/17 to 07/01/17(b)                   561,898         581,344
----------------------------------------------------------------------------
  5.00%, 02/01/18(b)                                17,100          17,310
----------------------------------------------------------------------------
  8.00%, 10/01/30(b)                                13,998          15,059
----------------------------------------------------------------------------
  5.50%, 06/01/33 to 11/01/33(b)                   270,378         274,410
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/20 to 08/01/35(b)(p)(q)           2,460,520       2,466,544
----------------------------------------------------------------------------
  5.50%, 07/01/20 to 08/01/35(b)(p)(q)           3,244,234       3,303,782
----------------------------------------------------------------------------
  6.00%, 07/01/35(b)(p)(q)                       1,171,300       1,200,949
============================================================================
                                                                 9,760,334
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.03%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31(b)                    54,875          59,052
----------------------------------------------------------------------------
  8.50%, 02/15/25(b)                                28,273          31,226
----------------------------------------------------------------------------
  8.00%, 08/15/25(b)                                14,856          16,081
----------------------------------------------------------------------------
  7.00%, 02/15/31 to 05/15/32(b)                   137,342         145,517
----------------------------------------------------------------------------
  6.50%, 05/15/31 to 12/15/33(b)                   308,691         322,836
----------------------------------------------------------------------------
  6.00%, 12/15/31 to 02/15/33(b)                   436,959         451,261
----------------------------------------------------------------------------
  5.50%, 09/15/33 to 02/15/34(b)                   377,671         386,200
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/35(b)(p)                            300,000         306,375
============================================================================
                                                                 1,718,548
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $16,426,400)                                        16,440,405
============================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-10.17%

FEDERAL HOME LOAN BANK (FHLB)-9.16%

Unsec. Disc. Notes,
  2.65%, 07/01/05(r)                           $15,280,000    $ 15,280,000
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.01%

Unsec. Floating Rate Global Notes,
  4.29%, 02/17/09(b)(s)                            460,000         456,642
----------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%, 01/12/07(b)                               325,000         323,063
----------------------------------------------------------------------------
  4.20%, 03/24/08(b)                               600,000         600,492
----------------------------------------------------------------------------
  3.38%, 12/15/08(b)                               300,000         294,735
============================================================================
                                                                 1,674,932
============================================================================
    Total U.S. Government Agency Securities
      (Cost $16,953,533)                                        16,954,932
============================================================================

ASSET-BACKED SECURITIES-1.48%

AEROSPACE & DEFENSE-0.15%

Systems 2001 Asset Trust LLC (Cayman
  Islands)- Series 2001, Class G, Pass
  Through Ctfs., 6.66%, 09/15/13 (Acquired
  02/09/05; Cost $259,879)(b)(c)(l)                234,156         260,792
============================================================================

MULTI-SECTOR HOLDINGS-0.06%

Longport Funding Ltd. (Cayman Islands)-
  Series 2005-2A, Class A1J, Floating Rate
  Bonds, 3.69%, 02/03/40 (Acquired 03/31/05;
  Cost $100,000)(c)(d)(f)                          100,000         100,000
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.07%

Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  08/20/02-05/20/05; Cost $451,824)(b)(c)          375,000         474,738
----------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired 11/04/04; Cost
  $512,705)(c)(f)                                  500,000         519,600
----------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%,
  02/04/17 (Acquired 04/30/04; Cost
  $500,000)(c)(f)                                  500,000         519,850
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                PRINCIPAL        MARKET
                                                 AMOUNT           VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04; Cost $67,130)(b)(c)           66,226          66,007
----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 4.19% (Acquired
  12/07/04; Cost $200,000)(b)(c)(j)(s)         $   200,000    $    198,720
============================================================================
                                                                 1,778,915
============================================================================

PROPERTY & CASUALTY INSURANCE-0.14%

North Front Pass-Through Trust, Notes, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $225,748)(b)(c)                                  225,000         234,139
============================================================================

REINSURANCE-0.06%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired 01/07/05;
  Cost $100,000)(b)(c)                             100,000         101,903
============================================================================
    Total Asset-Backed Securities (Cost
      $2,413,394)                                                2,475,749
============================================================================

U.S. TREASURY SECURITIES-1.09%

U.S. TREASURY BONDS-0.35%

7.25%, 05/15/16(b)                                 285,000         365,202
----------------------------------------------------------------------------
7.50%, 11/15/16(b)                                 160,000         209,875
============================================================================
                                                                   575,077
============================================================================

U.S. TREASURY INFLATION -- INDEXED
  NOTES-0.24%

0.88%, 04/15/10(b)                                 410,792(t)       400,779
============================================================================

U.S. TREASURY STRIPS-0.50%

3.03%, 02/15/07(b)(r)                              200,000         189,344
----------------------------------------------------------------------------
4.76%, 02/15/23(b)(r)                              725,000         335,994
----------------------------------------------------------------------------
4.71%, 08/15/28(b)(r)                              850,000         315,563
============================================================================
                                                                   840,901
============================================================================
    Total U.S. Treasury Securities (Cost
      $1,742,849)                                                1,816,757
============================================================================
TOTAL INVESTMENTS-104.88% (Cost $154,526,180)                  174,930,290
============================================================================
OTHER ASSETS LESS LIABILITIES-(4.88%)                           (8,138,660)
============================================================================
NET ASSETS-100.00%                                            $166,791,630
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR      - American Depositary Receipt
CARS     - Convertible Auction Rate Security
COP      - Certificates of Participation
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaps  - Regulatory Capital Preferred Securities
REGS     - Regulation S
Sec.     - Secured
Sr.      - Senior
STRIPS   - Separately Traded Registered Interest and Principal Security
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $52,766,460, which represented 30.16% of the Fund's Total Investments. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $9,220,153, which represented 5.53% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2005.
(e) Dividend rate is redetermined annually. Rate shown is the rate in effect on June 30, 2005.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at June 30, 2005 was $1,669,356, which represented 1.00% of the Fund's Net Assets.
(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $5,360,386, which represented 3.06% of the Fund's Total Investments. See Note 1A.
(h) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on June 30, 2005.
(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 6.
(j) Perpetual bond with no specified maturity date.
(k) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2005.
(l) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(m) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.
(n) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(o) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(p) Security purchased on forward commitment basis.
(q) This security is subject to dollar roll transactions. See Note 1F.
(r) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(s) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2005.
(t) Principal amount of security and interest payments are adjusted for inflation.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $154,526,180)                                $174,930,290
-----------------------------------------------------------
Cash                                                380,669
-----------------------------------------------------------
Receivables for:
  Investments sold                                  203,624
-----------------------------------------------------------
  Variation margin                                   19,210
-----------------------------------------------------------
  Fund shares sold                                  130,854
-----------------------------------------------------------
  Dividends and interest                            765,424
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               11,837
-----------------------------------------------------------
Other assets                                         22,004
===========================================================
    Total assets                                176,463,912
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           9,015,777
-----------------------------------------------------------
  Fund shares reacquired                            448,802
-----------------------------------------------------------
  Dividends                                             260
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 16,765
-----------------------------------------------------------
Accrued distribution fees                            98,318
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              125
-----------------------------------------------------------
Accrued transfer agent fees                          64,810
-----------------------------------------------------------
Accrued operating expenses                           27,425
===========================================================
    Total liabilities                             9,672,282
===========================================================
Net assets applicable to shares outstanding    $166,791,630
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $145,103,326
-----------------------------------------------------------
Undistributed net investment income                 (18,723)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and futures contracts                           1,247,032
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                      20,459,995
===========================================================
                                               $166,791,630
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 68,133,454
___________________________________________________________
===========================================================
Class B                                        $ 73,142,400
___________________________________________________________
===========================================================
Class C                                        $ 25,455,529
___________________________________________________________
===========================================================
Class R                                        $     49,553
___________________________________________________________
===========================================================
Institutional Class                            $     10,694
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           5,750,476
___________________________________________________________
===========================================================
Class B                                           6,181,886
___________________________________________________________
===========================================================
Class C                                           2,150,093
___________________________________________________________
===========================================================
Class R                                               4,182
___________________________________________________________
===========================================================
Institutional Class                                   902.8
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.85
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.85 divided by
      95.25%)                                  $      12.44
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.83
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.84
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      11.85
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.85
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 1,250,309
-------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $23,829)             874,432
=========================================================================
    Total investment income                                     2,124,741
=========================================================================

EXPENSES:

Advisory fees                                                     549,670
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     13,161
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         118,241
-------------------------------------------------------------------------
  Class B                                                         377,535
-------------------------------------------------------------------------
  Class C                                                         130,064
-------------------------------------------------------------------------
  Class R                                                              81
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        213,748
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              4
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           8,939
-------------------------------------------------------------------------
Other                                                             106,628
=========================================================================
    Total expenses                                              1,542,866
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (30,851)
=========================================================================
    Net expenses                                                1,512,015
=========================================================================
Net investment income                                             612,726
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         1,598,540
-------------------------------------------------------------------------
  Foreign currencies                                              (19,651)
-------------------------------------------------------------------------
  Futures contracts                                               139,919
=========================================================================
                                                                1,718,808
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (1,864,217)
-------------------------------------------------------------------------
  Foreign currencies                                                 (233)
-------------------------------------------------------------------------
  Futures contracts                                                 6,320
=========================================================================
                                                               (1,858,130)
=========================================================================
Net gain (loss) from investment securities foreign
  currencies and futures contracts                               (139,322)
=========================================================================
Net increase in net assets resulting from operations          $   473,404
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    612,726    $    543,271
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                             1,718,808       8,264,463
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                   (1,858,130)      1,598,485
==========================================================================================
    Net increase in net assets resulting from operations           473,404      10,406,219
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (403,065)       (518,829)
------------------------------------------------------------------------------------------
  Class B                                                         (198,515)       (130,939)
------------------------------------------------------------------------------------------
  Class C                                                          (68,371)        (44,341)
------------------------------------------------------------------------------------------
  Class R                                                             (194)            (56)
------------------------------------------------------------------------------------------
  Institutional Class                                                  (92)           (108)
==========================================================================================
    Total distributions from net investment income                (670,237)       (694,273)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (1,852,910)
------------------------------------------------------------------------------------------
  Class B                                                               --      (2,168,137)
------------------------------------------------------------------------------------------
  Class C                                                               --        (738,028)
------------------------------------------------------------------------------------------
  Class R                                                               --            (292)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --            (285)
==========================================================================================
    Total distributions from net realized gains                         --      (4,759,652)
==========================================================================================
    Decrease in net assets resulting from distributions           (670,237)     (5,453,925)
==========================================================================================
Share transactions-net:
  Class A                                                         (780,094)     13,392,670
------------------------------------------------------------------------------------------
  Class B                                                       (6,709,576)      1,380,840
------------------------------------------------------------------------------------------
  Class C                                                       (2,229,609)      2,153,156
------------------------------------------------------------------------------------------
  Class R                                                           30,223          18,638
------------------------------------------------------------------------------------------
  Institutional Class                                                   92          10,394
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (9,688,964)     16,955,698
==========================================================================================
    Net increase (decrease) in net assets                       (9,885,797)     21,907,992
==========================================================================================

NET ASSETS:

  Beginning of period                                          176,677,427     154,769,435
==========================================================================================
  End of period (including undistributed net investment
    income of $(18,723) and $38,788, respectively)            $166,791,630    $176,677,427
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital and current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.65%
-------------------------------------------------------------------
Next $4 billion                                               0.60%
-------------------------------------------------------------------
Over $5 billion                                               0.55%
___________________________________________________________________
===================================================================


    The Trustees approved effective upon the closing of the reorganization (Note
11) a reduction to the advisory fee payable to AIM. The reduced annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.65%
--------------------------------------------------------------------
Next $1.85 billion                                            0.50%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
____________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.62%
--------------------------------------------------------------------
Next $250 million                                             0.605%
--------------------------------------------------------------------
Next $500 million                                             0.59%
--------------------------------------------------------------------
Next $1.5 billion                                             0.575%
--------------------------------------------------------------------
Next $2.5 billion                                             0.56%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Next $2.5 billion                                             0.53%
--------------------------------------------------------------------
Over $10 billion                                              0.515%
____________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65% and 1.15% of average daily net assets, respectively. Effective July 18, 2005, the closing date of the merger (see Note 10), AIM has voluntarily agreed to waive advisory fees and/or expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.25% and 1.00% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the six months ended June 30, 2005, AIM waived fees of $25,369.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,954.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $213,748 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $118,241 $377,535, $130,064 and $81, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $19,009 in front-end sales commissions from the sale of Class A shares and $2, $14,488 $1,421 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,528.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,299 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--FUTURES CONTRACTS

On June 30, 2005, $1,200,000 principal amount of investment grade corporate securities were pledged as collateral to cover margin requirements for open futures contracts.

                                        OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------
                                                               NO. OF         MONTH/         MARKET       UNREALIZED
CONTRACT                                                      CONTRACTS     COMMITMENT       VALUE       APPRECIATION
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       45        Sept-05/Long    $4,900,078      $15,252
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      14        Sept-05/Long     1,588,563        7,946
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      16        Sept-05/Long     1,900,000       32,920
=====================================================================================================================
                                                                                           $8,388,641      $56,118
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $31,681,273 and $46,764,438, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $22,993,342
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,699,248)
===============================================================================
Net unrealized appreciation of investment securities              $20,294,094
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $154,636,196.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                   JUNE 30, 2005              DECEMBER 31, 2004
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      597,518    $  7,020,934     1,841,128    $ 21,407,747
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      562,275       6,597,900     2,136,603      24,825,439
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      206,230       2,423,287       849,151       9,883,030
--------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                     3,236          37,821         1,570          18,300
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                            --              --           861          10,000
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       31,932         378,316       192,162       2,246,590
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       15,551         183,998       184,791       2,174,085
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        5,338          63,215        62,525         731,457
--------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                        17             194            29             348
--------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                             8              92            34             394
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      236,107       2,769,482       547,870       6,394,392
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (236,490)     (2,769,482)     (548,916)     (6,394,392)
====================================================================================================================
Reacquired:
  Class A                                                     (930,595)    (10,948,826)   (1,432,534)    (16,656,059)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (913,984)    (10,721,992)   (1,661,318)    (19,224,292)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                     (402,179)     (4,716,111)     (727,975)     (8,461,331)
--------------------------------------------------------------------------------------------------------------------
  Class R(a)                                                      (669)         (7,792)           (1)            (10)
====================================================================================================================
                                                              (825,705)   $ (9,688,964)    1,445,980    $ 16,955,698
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Class R shares and Institutional Class shares commenced sales on April 30, 2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                           --------------------------------------------------------------------
                                                                                                             SEPTEMBER 28, 2001
                                                           SIX MONTHS                                         (DATE OPERATIONS
                                                             ENDED             YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                            JUNE 30,        -----------------------------       DECEMBER 31,
                                                              2005           2004       2003       2002             2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 11.86         $ 11.50    $  9.46    $ 10.75         $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.07            0.08       0.05       0.11(a)         0.03(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.01)           0.71       2.05      (1.28)           0.76
===============================================================================================================================
    Total from investment operations                           0.06            0.79       2.10      (1.17)           0.79
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.07)          (0.10)     (0.06)     (0.12)          (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --           (0.33)        --         --              --
===============================================================================================================================
    Total distributions                                       (0.07)          (0.43)     (0.06)     (0.12)          (0.04)
===============================================================================================================================
Net asset value, end of period                              $ 11.85         $ 11.86    $ 11.50    $  9.46         $ 10.75
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                0.51%           6.89%     22.35%    (10.97)%          7.94%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $68,133         $68,951    $53,675    $32,414         $10,753
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.40%(c)        1.47%      1.50%      1.48%           1.43%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.43%(c)        1.49%      1.57%      1.67%           2.89%(d)
===============================================================================================================================
Ratio of net investment income to average net assets           1.11%(c)        0.73%      0.46%      1.15%           1.16%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                       20%             64%        51%        42%              7%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $68,126,363.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                         CLASS B
                                                           --------------------------------------------------------------------
                                                                                                             SEPTEMBER 28, 2001
                                                           SIX MONTHS                                         (DATE OPERATIONS
                                                             ENDED             YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                            JUNE 30,        -----------------------------       DECEMBER 31,
                                                              2005           2004       2003       2002             2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 11.84         $ 11.49    $  9.46    $ 10.75         $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 0.03            0.01      (0.02)      0.05(a)         0.01(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.01)           0.69       2.06      (1.29)           0.77
===============================================================================================================================
    Total from investment operations                           0.02            0.70       2.04      (1.24)           0.78
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.03)          (0.02)     (0.01)     (0.05)          (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --           (0.33)        --         --              --
===============================================================================================================================
    Total distributions                                       (0.03)          (0.35)     (0.01)     (0.05)          (0.03)
===============================================================================================================================
Net asset value, end of period                              $ 11.83         $ 11.84    $ 11.49    $  9.46         $ 10.75
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                0.18%           6.12%     21.64%    (11.56)%          7.76%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $73,142         $79,968    $76,304    $47,597         $16,067
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.05%(c)        2.12%      2.15%      2.13%           2.08%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.08%(c)        2.14%      2.22%      2.32%           3.54%(d)
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       0.46%(c)        0.08%     (0.19)%     0.50%           0.52%(d)
===============================================================================================================================
Portfolio turnover rate(e)                                       20%             64%        51%        42%              7%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $76,132,764.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                         CLASS C
                                                           --------------------------------------------------------------------
                                                                                                             SEPTEMBER 28, 2001
                                                           SIX MONTHS                                         (DATE OPERATIONS
                                                             ENDED             YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                            JUNE 30,        -----------------------------       DECEMBER 31,
                                                              2005           2004       2003       2002             2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 11.85         $ 11.49    $  9.46    $ 10.75          $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 0.03            0.01      (0.02)      0.05(a)         0.01(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.01)           0.70       2.06      (1.29)           0.77
===============================================================================================================================
    Total from investment operations                           0.02            0.71       2.04      (1.24)           0.78
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.03)          (0.02)     (0.01)     (0.05)          (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --           (0.33)        --         --              --
===============================================================================================================================
    Total distributions                                       (0.03)          (0.35)     (0.01)     (0.05)          (0.03)
===============================================================================================================================
Net asset value, end of period                              $ 11.84         $ 11.85    $ 11.49    $  9.46          $10.75
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                0.18%           6.21%     21.64%    (11.57)%          7.76%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $25,456         $27,729    $24,790    $15,727          $5,168
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.05%(c)        2.12%      2.15%      2.13%           2.08%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.08%(c)        2.14%      2.22%      2.32%           3.54%(d)
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       0.46%(c)        0.08%     (0.19)%     0.50%           0.52%(d)
===============================================================================================================================
Portfolio turnover rate(e)                                       20%             64%        51%        42%              7%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $26,228,425.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.87             $11.61
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05               0.05
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)              0.60
=============================================================================================
    Total from investment operations                              0.04               0.65
=============================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)             (0.06)
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              (0.33)
=============================================================================================
    Total distributions                                          (0.06)             (0.39)
=============================================================================================
Net asset value, end of period                                  $11.85             $11.87
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                                                   0.35%              5.68%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   50             $   19
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.56%(b)           1.62%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.59%(b)           1.64%(c)
=============================================================================================
Ratio of net investment income to average net assets              0.95%(b)           0.58%(c)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(d)                                          20%                64%
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the return based upon that net asset value may differ from the net asset value and return for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $32,624.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 30, 2004
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,
                                                                 2005               2004
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.86             $11.61
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09               0.10
=============================================================================================
  Net gains (loss) on securities (both realized and
    unrealized)                                                  (0.00)              0.61
=============================================================================================
    Total from investment operations                              0.09               0.71
=============================================================================================
Less distributions:
  Dividends from net investment income                           (0.10)             (0.13)
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              (0.33)
=============================================================================================
    Total distributions                                          (0.10)             (0.46)
=============================================================================================
Net asset value, end of period                                  $11.85             $11.86
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                                                   0.78%              6.15%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   11             $   11
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.88%(b)           0.93%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.91%(b)           0.95%(c)
=============================================================================================
Ratio of net investment income to average net assets              1.63%(b)           1.27%(c)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(d)                                          20%                64%
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the return based upon that net asset value may differ from the net asset value and return for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $10,562.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT

On July 18, 2005, AIM Total Return Fund and AIM Balanced Fund ("Selling Funds") transferred substantially all of their assets to the Fund in exchange for shares of the Fund in a tax-free reorganization.

    The results of the reorganization are as follows: As of open of business on July 18, 2005, the Fund acquired all the net assets of AIM Total Return Fund and AIM Balanced Fund pursuant to separate plans of reorganization approved by the Trustees of the Fund on March 22, 2005 and by shareholders of AIM Total Return Fund and AIM Balanced Fund on June 28, 2005. The acquisitions were accomplished by a tax-free exchange of 173,186,070 shares of the Fund for 18,511,675 shares of AIM Total Return Fund outstanding and 63,798,609 shares of AIM Balanced Fund outstanding as of the close of business on July 15, 2005. AIM Total Return Fund's net assets on July 15, 2005 of $446,220,459 including $10,821,724 of unrealized appreciation and AIM Balanced Fund's net assets on July 15, 2005 of $1,625,291,917 including $161,076,306 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $166,853,760.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599

                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173


          DOMESTIC EQUITY                INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*              AIM Developing Markets Fund
AIM Basic Value Fund                  AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                    AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Capital Development Fund          AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                      AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund         AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund(1)                  AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund        AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund             AIM International Small Company Fund(6)      Premier Portfolio
AIM Mid Cap Basic Value Fund          AIM Trimark Fund                             Premier U.S. Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                            SECTOR EQUITY                   TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund             AIM Advantage Health Sciences Fund(1)        AIM High Income Municipal Fund(8)
AIM Opportunities III Fund            AIM Energy Fund(1)                           AIM Municipal Bond Fund
AIM Premier Equity Fund               AIM Financial Services Fund(1)               AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)             AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)          AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)          AIM Leisure Fund(1)                                  AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)      AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund             AIM Real Estate Fund(7)                      AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund      AIM Technology Fund(1)                       AIM Growth Allocation Fund(9)
AIM Weingarten Fund                   AIM Utilities Fund(1)                        AIM Moderate Allocation Fund
                                                                                   AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                   AIM Moderately Conservative Allocation Fund

                                      ===========================================================================================
                                      CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND
                                      OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ
                                      IT CAREFULLY BEFORE INVESTING.
                                      ===========================================================================================


(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's larges independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.


AIMinvestments.com             BBA-SAR-1                A I M Distributors, Inc.



                                         [YOUR GOALS. OUR SOLUTIONS.]
                                           --REGISTERED TRADEMARK--
---------------------------------------------------------------------------------------------

Mutual      Retirement     Annuities      College      Separately    Offshore      Cash            [AIM INVESTMENTS LOGO]
Funds       Products                      Savings      Managed       Products      Management      --REGISTERED TRADEMARK--
                                          Plans        Accounts
---------------------------------------------------------------------------------------------

                                                 AIM EUROPEAN SMALL COMPANY FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM EUROPEAN SMALL COMPANY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          foreign securities tracked by Morgan          The Fund provides a complete list of its
                                             Stanley Capital International.                holdings four times in each fiscal
o Class B shares are not available as an                                                   year, at the quarter-ends. For the second
investment for retirement plans              o The unmanaged MSCI EUROPE SMALL CAP         and fourth quarters, the lists appear in
maintained pursuant to Section 401 of        INDEX is a group of European small-cap        the Fund's semiannual and annual reports
the Internal Revenue Code, including         securities tracked by Morgan Stanley          to shareholders. For the first and third
401(k) plans, money purchase pension         Capital International.                        quarters, the Fund files the lists with
plans and profit sharing plans. Plans                                                      the Securities and Exchange Commission
that have existing accounts invested in      o The unmanaged LIPPER EUROPEAN FUND          (SEC) on Form N-Q. The most recent list
Class B shares will continue to be           INDEX represents an average of the 30         of portfolio holdings is available at
allowed to make additional purchases.        largest European funds tracked by             AIMinvestments.com. From our home
                                             Lipper, Inc., an independent mutual fund      page, click on Products & Performance,
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance monitor.                          then Mutual Funds, then Fund Overview.
                                                                                           Select your Fund from the drop-down menu
o International investing presents           o The Fund is not managed to track the        and click on Complete Quarterly
certain risks not associated with            performance of any particular index,          Holdings. Shareholders can also look up
investing solely in the United States.       including the indexes defined here, and       the Fund's Forms N-Q on the SEC's Web
These include risks relating to              consequently, the performance of the          site at sec.gov. And copies of the
fluctuations in the value of the U.S.        Fund may deviate significantly from the       Fund's Forms N-Q may be reviewed and
dollar relative to the values of other       performance of the indexes.                   copied at the SEC's Public Reference
currencies, the custody arrangements                                                       Room at 450 Fifth Street, N.W.,
made for the Fund's foreign holdings,        o A direct investment cannot be made in       Washington, D.C. 20549-0102. You can
differences in accounting, political         an index. Unless otherwise indicated,         obtain information on the operation of
risks and the lesser degree of public        index results include reinvested              the Public Reference Room, including
information required to be provided by       dividends, and they do not reflect sales      information about duplicating fee
non-U.S. companies.                          charges. Performance of an index of           charges, by calling 1-202-942-8090 or
                                             funds reflects fund expenses;                 1-800-732-0330, or by electronic request
o Investing in emerging markets involves     performance of a market index does not.       at the following e-mail address:
greater risk and potential reward than                                                     public-info@sec.gov. The SEC file
investing in more established markets.       OTHER INFORMATION                             numbers for the Fund are 811-1540 and
                                                                                           2-27334.
o Investing in a single-sector or            o The returns shown in management's
single-region mutual fund involves           discussion of Fund performance are based      A description of the policies and
greater risk and potential reward than       on net asset values calculated for            procedures that the Fund uses to
investing in a more diversified fund.        shareholder transactions. Generally           determine how to vote proxies relating
                                             accepted accounting principles require        to portfolio securities is available
o Investing in small and mid-size            adjustments to be made to the net assets      without charge, upon request, from our
companies involves risks not associated      of the Fund at period end for financial       Client Services department at
with investing in more established           reporting purposes, and as such, the net      800-959-4246 or on the AIM Web site,
companies, including business risk,          asset values for shareholder                  AIMinvestments.com. On the home page,
significant stock price fluctuations and     transactions and the returns based on         scroll down and click on AIM Funds Proxy
illiquidity.                                 those net asset values may differ from        Policy. The information is also
                                             the net asset values and returns              available on the SEC Web site, sec.gov.
o The Fund may invest up to 35% of its       reported in the Financial Highlights.
total assets in securities of companies                                                    Information regarding how the Fund voted
located in developing countries and up       o Industry classifications used in this       proxies related to its portfolio
to 35% of its total assets in                report are generally according to the         securities during the 12 months ended
non-European companies.                      Global Industry Classification Standard,      June 30, 2005, is available at our Web
                                             which was developed by and is the             site. Go to AIMinvestments.com, access
o The Fund is nondiversified, which          exclusive property and a service mark of      the About Us tab, click on Required
increases risks as well as potential         Morgan Stanley Capital International          Notices and then click on Proxy Voting
rewards.                                     Inc. and Standard & Poor's.                   Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
ABOUT INDEXES USED IN THIS REPORT                                                          available on the SEC Web site, sec.gov.

o The unmanaged MSCI Europe, Australasia                                                   ========================================
and the Far East Index (the MSCI                                                           FUND NASDAQ SYMBOLS
EAFE--Registered Trademark-- INDEX) is a
group of                                                                                   Class A Shares                    ESMAX
                                                                                           Class B Shares                    ESMBX
                                                                                           Class C Shares                    ESMCX

                                                                                           ========================================


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM EUROPEAN SMALL COMPANY FUND

                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
  [GRAHAM PHOTO]    Bruce Crockett, the independent Chair of the Board of
                    Trustees of the AIM Funds. We first introduced you to Mr.
                    Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
                    October.

                       Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a
                    valuable addition to the reports. The Board is charged with
 ROBERT H. GRAHAM   looking out for the interests of shareholders, and Mr.
                    Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
[WILLIAMSON PHOTO]  manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly
MARK H. WILLIAMSON  outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to
                    help you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

                    Robert H. Graham                    Mark H. Williamson
                    President & Vice Chair,             Chairman & President,
                    AIM Funds                           A I M Advisors, Inc.

                    August 10, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM EUROPEAN SMALL COMPANY FUND


                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

 [CROCKETT PHOTO]      At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT      Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    August 10, 2005

AIM EUROPEAN SMALL COMPANY FUND

MANAGEMENT'S DISCUSSION                                                                       We do not hedge currencies because we
OF FUND PERFORMANCE                                                                        believe currency exposure increases the
                                                                                           diversification benefit of international
====================================================================================       investing.

PERFORMANCE SUMMARY                                                                           We consider selling a stock for any
                                             =======================================       one of the following reasons:
Despite a strong U.S.dollar, which
produced a currency headwind for the         FUND VS. INDEXES                              o a company's fundamentals deteriorate
Fund, we are pleased to report positive                                                    or it posts disappointing earnings
returns for your Fund. Given the             TOTAL RETURNS, 12/31/04-6/30/05,
outperformance of European small-cap         EXCLUDING APPLICABLE SALES CHARGES. IF        o a stock seems overvalued
stocks during the reporting period, we       SALES CHARGES WERE INCLUDED, RETURNS
posted higher returns than our broad         WOULD BE LOWER.                               o a more attractive opportunity is
market index which is comprised of                                                         presented
large-cap stocks from many different         Class A Shares                   13.75%
regions. Compared with our                                                                 MARKET CONDITIONS AND YOUR FUND
style-specific index, we believe strong      Class B Shares                   13.38
stock selection and our willingness and                                                    In local currency (euros, pounds),
ability to identify and purchase             Class C Shares                   13.31        European markets rallied strongly
attractive stocks that are not followed                                                    through the first half of 2005. However,
by many analysts, gave the Fund a            MSCI EAFE Index                               a strong U.S. dollar, driven by interest
competitive edge.                            (Broad Market Index)             -1.17        rate hikes and the rejection of the
                                                                                           European Union (EU) constitution in
                                             MSCI Europe Small Cap Index                   France and the Netherlands, diminished
                                             (Style-specific Index)            4.57        some of those gains for U.S.-based
                                                                                           investors.
                                             Lipper European Fund Index
                                             (Peer Group Index)                0.97           The euro and pound lost more than 10%
                                                                                           and 6%, respectively, to a strengthening
                                             SOURCE: LIPPER, INC.                          U.S. dollar during the reporting period.
                                                                                           Despite weaker European
                                             =======================================       currencies--which produced a drag on
                                                                                           Fund returns as we do not hedge
                                             Long-term fund performance is presented       currencies--we are pleased to provide
                                             on page 5.                                    double-digit gains for our shareholders.
                                                                                           Indeed, European small-cap stocks posted
====================================================================================       strong returns even in U.S. dollar
                                                                                           terms. For the reporting period,
HOW WE INVEST                                o reasonable prices with low valuations       European small-cap stocks outperformed
                                                                                           both their European large-cap peers and
We believe that earnings drive stock            We use a systematic, stock-by stock        most U.S. markets.
prices and that companies generating         approach, focusing on strengths of
substantial, repeatable, above average       individual companies, rather than sector         We attribute the continued rally in
earnings growth should provide long-term     or country macroeconomic trends. Our          European small-cap stocks to compelling
growth of capital.                           goal is a well-diversified, reasonably        valuation levels. European small-cap
                                             priced, quality portfolio.                    stocks trade at a substantial discount
   Therefore, when selecting stocks for                                                    to both small- and large-cap stocks in
your Fund we look for European small-cap        We adhere to our investment process        the U.S., making them an attractive
companies with the following attributes:     regardless of the macroeconomic               diversification opportunity. In
                                             environment. We seek to minimize              addition, the cash generative nature of
o accelerating earnings and revenues         stock-specific risk by building a
                                             portfolio that holds a variety of                                          (continued)
o strong cash flow generation                companies that have high earnings
(dividends, share buybacks)                  quality and reasonable valuations.

o high return on invested capital

===================================================================================================================================

TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*

1. United Kingdom              17.9%         By sector                                      1. EVS Broadcast Equipment S.A.
                                                                                               (Belgium)                       2.7%
2. Norway                      12.7                          [PIE CHART]
                                                                                            2. Koninklijke BAM Groep N.V.
3. Netherlands                 12.6          Energy                               7.5%         (Netherlands)                   2.3

4. France                      11.5          Financials                           6.0%      3. Det Norske Oljeselskap A.S.A.
                                                                                               (Norway)                        2.2
5. Germany                      8.8          Consumer Staples                     4.3%
                                                                                            4. Sportingbet PLC
TOTAL NET ASSETS     $363.7 MILLION          Materials                            3.3%         (United Kingdom)                2.2

TOTAL NUMBER OF HOLDINGS*        97          Health Care                          1.9%      5. Andritz A.G. (Austria)          2.0

The Fund's holdings are subject to           Money Market Funds Plus                        6. Amazys Holding A.G.
change, and there is no assurance that       Other Assets Less Liabilities        4.2%         (Switzerland)                   2.0
the Fund will continue to hold any
particular security.                         Industrials                         32.4%      7. EGIS Rt. (France)               1.9

*Excluding money market fund holdings.       Consumer Discretionary              30.5%      8. Leica Geosystems A.G.
                                                                                               (Switzerland)                   1.8
                                             Information Technology               9.9%
                                                                                            9. Bijou Brigitte Modische
                                                                                               Accessoires A.G. (Germany)      1.8

                                                                                           10. Homeserve PLC (United Kingdom)  1.8

===================================================================================================================================

AIM EUROPEAN SMALL COMPANY FUND

European small-cap companies has made        has appreciated significantly. We                                 JASON T. HOLZER,
them attractive to private equity            trimmed the position slightly, but                  [HOLZER       Chartered Financial
groups.                                      continue to own it given strong company              PHOTO]       Analyst, senior
                                             fundamentals.                                                     portfolio manager,
   Despite a sometimes difficult                                                                               is lead manager of
macroeconomic environment in Europe--low        Given our performance for the year,        AIM European Small Company Fund with
economic growth, high unemployment and       we have few detractors to report, all of      respect to the Fund's small and mid-cap
political concerns--our holdings in          which had relatively low weights in the       investments. Mr. Holzer joined AIM in
nearly every country rallied during the      portfolio. One stock that detracted but       1996. He received a B.A. in quantitative
reporting period. This disconnect            we still find attractive is AKTIV             economics and an M.S. in
between macroeconomic events and micro       KAPITAL.                                      engineering-economic systems from
(stock level) returns, underscores our                                                     Stanford University.
investment philosophy: we focus on the       o Norwegian based Aktiv Kapital, buys
strengths of companies not macroeconomic     and collects on sub-prime debt                                    BORGE ENDRESEN,
trends. For example, one of the Fund's       portfolios. Amid a reduction in the                 [ENDRESEN     Chartered Financial
top contributors, BIJOU BRIGITTE             growth of its new portfolio purchases,                PHOTO]      Analyst, portfolio
MODISCHE ACCESSORIES, is based in            the company's stock fell as investors                             manager, is manager
Germany--one of Europe's most                called into question the company's                                of AIM European
beleaguered economies.                       potential for growth going forward. We        Small Company Fund. He joined AIM in
                                             see, however, a company that is still         1999 and graduated summa cum laude from
          FOR THE REPORTING                  growing, albeit a little slower than in       the University of Oregon with a B.S. in
           PERIOD, EUROPEAN                  the past and a management team that is        finance. He also earned an M.B.A. from
          SMALL-CAP STOCKS                   disciplined and refuses to overpay for        The University of Texas at Austin.
       OUTPERFORMED BOTH THEIR               portfolios. We continue to hold the
         EUROPEAN LARGE-CAP                  position, ignoring market noise that          Assisted by Europe/Canada Team
         PEERS AND MOST U.S.                 appears to be dissuading other
              MARKETS.                       investors.

   Consumer discretionary continues to       IN CLOSING
be our largest sector weight as stocks
in this group often have attractive          Once again, we are pleased to provide
valuations, good growth prospects and        shareholders with positive Fund returns
high cash flow--exactly the type of          for the reporting period. We continue to
attributes we look for when selecting        believe that European small-cap stocks
stocks. Strong stock selection enabled       offer attractive diversification
your Fund to outperform nearly all           opportunities given their lower
sectors of the MSCI Europe Small Cap         valuations and higher dividends yields
Index during the reporting period.           compared with many U.S. stocks. In our
                                             opinion, low interest rates in the euro
   Given rising energy prices (oil hit       zone and structural reforms throughout
more than $60 a barrel in June), energy      Europe continue to make Europe a
proved to be the highest returning           compelling investment arena. We thank
sector for your Fund with Norwegian          you for your continued support in AIM
based Det Norske Oljeselskap (DNO ASA),      European Small Company Fund.
the Fund's top contributor.
                                             THE VIEWS AND OPINIONS EXPRESSED IN
o DNO, an international petroleum            MANAGEMENT'S DISCUSSION OF FUND
company, is involved in several              PERFORMANCE ARE THOSE OF A I M ADVISORS,
production and exploration assets in         INC. THESE VIEWS AND OPINIONS ARE
Norway, Yemen, Equatorial Guinea and         SUBJECT TO CHANGE AT ANY TIME BASED ON
Mozambique. Because of its small size,       FACTORS SUCH AS MARKET AND ECONOMIC
the company had little analyst coverage.     CONDITIONS. THESE VIEWS AND OPINIONS MAY
This provided us the opportunity to dig      NOT BE RELIED UPON AS INVESTMENT ADVICE
deeper developing a view of the company      OR RECOMMENDATIONS, OR AS AN OFFER FOR A
that was not yet appreciated by the          PARTICULAR SECURITY. THE INFORMATION IS
market. Our research indicated that the      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
company, with a history of rapid             OF ANY MARKET, COUNTRY, INDUSTRY,
production growth and healthy                SECURITY OR THE FUND. STATEMENTS OF FACT
exploration prospects was decidedly          ARE FROM SOURCES CONSIDERED RELIABLE,
undervalued. Since we purchased the          BUT A I M ADVISORS, INC. MAKES NO
stock, it                                    REPRESENTATION OR WARRANTY AS TO THEIR
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY.

                                                  See important Fund and index
                                                 disclosures inside front cover.

AIM EUROPEAN SMALL COMPANY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended June 30,2005,the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


========================================

AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT         5% BEGINNING AT THE TIME OF PURCHASE TO
                                             PAST PERFORMANCE AND CANNOT GUARANTEE         0% AT THE BEGINNING OF THE SEVENTH YEAR.
AS OF 6/30/05,INCLUDING APPLICABLE SALES     COMPARABLE FUTURE RESULTS; CURRENT            THE CDSC ON CLASS C SHARES IS 1% FOR THE
CHARGES                                      PERFORMANCE MAY BE LOWER OR HIGHER.           FIRST YEAR AFTER PURCHASE.
                                             PLEASE VISIT AIMINVESTMENTS.COM FOR THE
CLASS A SHARES                               MOST RECENT MONTH-END PERFORMANCE.               THE PERFORMANCE OF THE FUND'S SHARE
Inception (8/31/00)               13.91%     PERFORMANCE FIGURES REFLECT REINVESTED        CLASSES WILL DIFFER DUE TO DIFFERENT
 1 Year                           36.00      DISTRIBUTIONS, CHANGES IN NET ASSET           SALES CHARGE STRUCTURES AND CLASS
                                             VALUE AND THE EFFECT OF THE MAXIMUM           EXPENSES.
CLASS B SHARES                               SALES CHARGE UNLESS OTHERWISE STATED.
Inception (8/31/00)               14.23%     INVESTMENT RETURN AND PRINCIPAL VALUE            A REDEMPTION FEE OF 2% WILL BE
 1 Year                           37.92      WILL FLUCTUATE SO THAT YOU MAY HAVE A         IMPOSED ON CERTAIN REDEMPTIONS OR
                                             GAIN OR LOSS WHEN YOU SELL SHARES.            EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
CLASS C SHARES                                                                             OF PURCHASE. EXCEPTIONS TO THE
Inception (8/31/00)               14.48%        CLASS A SHARE PERFORMANCE REFLECTS         REDEMPTION FEE ARE LISTED IN THE FUND'S
 1 Year                           42.03      THE MAXIMUM 5.50% SALES CHARGE, AND           PROSPECTUS.
                                             CLASS B AND CLASS C SHARE PERFORMANCE
========================================     REFLECTS THE APPLICABLE CONTINGENT               HAD THE ADVISOR NOT WAIVED FEES
                                             DEFERRED SALES CHARGE (CDSC) FOR THE          AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             PERIOD INVOLVED. THE CDSC ON CLASS B          PERFORMANCE WOULD HAVE BEEN LOWER.
                                             SHARES DECLINES FROM

AIM EUROPEAN SMALL COMPANY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          expenses you paid for the period. You
costs, which may include sales charges       multiply the result by the number in the      may use this information to compare the
(loads) on purchase payments; contingent     table under the heading entitled "Actual      ongoing costs of investing in the Fund
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      and other funds. To do so, compare this
and redemption fees, if any; and (2)         the expenses you paid on your account         5% hypothetical example with the 5%
ongoing costs, including management          during this period.                           hypothetical examples that appear in the
fees; distribution and/or service fees                                                     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                              Please note that the expenses shown
understand your ongoing costs (in                                                          in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                 ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account        any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based        charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and        contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's      any. Therefore, the hypothetical
January 1, 2005, through June 30, 2005.      actual return. The Fund's actual              information is useful in comparing
                                             cumulative total returns at net asset         ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months       you determine the relative total costs
                                             ended June 30, 2005, appear in the table      of owning different funds. In addition,
The table below provides information         "Fund vs. Indexes" on page 3.                 if these transactional costs were
about actual account values and actual                                                     included, your costs would have been
expenses. You may use the information in                                                   higher.
this table, together with the amount you
invested, to estimate the

===================================================================================================================================
                                                        ACTUAL                                  HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

           BEGINNING ACCOUNT         ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT                   EXPENSES
SHARE           VALUE                    VALUE                 PAID DURING            VALUE                       PAID DURING
CLASS          (1/1/05)               (6/30/05)(1)             PERIOD(2),(3)        (6/30/05)                     PERIOD(2),(4)
A             $1,000.00               $1,137.50                  $ 8.59             $1,016.76                        $ 8.10
B              1,000.00                1,133.80                   12.27              1,013.29                         11.58
C              1,000.00                1,133.10                   12.27              1,013.29                         11.58


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.62%, 2.32% and 2.32% for Class A, B, and C shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is
    1.57% for the Class A shares.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $8.32 for the Class A shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.85 for the Class A shares.

===================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON      For More Information Visit
                                                                                           IMAGE]           AIMinvestments.com

AIM EUROPEAN SMALL COMPANY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Funds Group     o The quality of services to be provided      o Fees relative to those of comparable
(the "Board") oversees the management of     by AIM. The Board reviewed the                funds with other advisors. The Board
AIM European Small Company Fund (the         credentials and experience of the             reviewed the advisory fee rate for the
"Fund") and, as required by law,             officers and employees of AIM who will        Fund under the Advisory Agreement. The
determines annually whether to approve       provide investment advisory services to       Board compared effective contractual
the continuance of the Fund's advisory       the Fund. In reviewing the                    advisory fee rates at a common asset
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              level and noted that the Fund's rate was
("AIM"). Based upon the recommendation       investment advisory services, the Board       comparable to the median rate of the
of the Investments Committee of the          reviewed the qualifications of AIM's          funds advised by other advisors with
Board, which is comprised solely of          investment personnel and considered such      investment strategies comparable to
independent trustees, at a meeting held      issues as AIM's portfolio and product         those of the Fund that the Board
on June 30, 2005, the Board, including       review process, various back office           reviewed. The Board noted that AIM has
all of the independent trustees,             support functions provided by AIM and         agreed to waive advisory fees of the
approved the continuance of the advisory     AIM's equity and fixed income trading         Fund and to limit the Fund's total
agreement (the "Advisory Agreement")         operations. Based on the review of these      operating expenses, as discussed below.
between the Fund and AIM for another         and other factors, the Board concluded        Based on this review, the Board
year, effective July 1, 2005.                that the quality of services to be            concluded that the advisory fee rate for
                                             provided by AIM was appropriate and that      the Fund under the Advisory Agreement
The Board considered the factors             AIM currently is providing satisfactory       was fair and reasonable.
discussed below in evaluating the            services in accordance with the terms of
fairness and reasonableness of the           the Advisory Agreement.                       o Expense limitations and fee waivers.
Advisory Agreement at the meeting on                                                       The Board noted that AIM has
June 30, 2005 and as part of the Board's     o The performance of the Fund relative        contractually agreed to waive advisory
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed       fees of the Fund through June 30, 2006
deliberations, the Board and the             the performance of the Fund during the        to the extent necessary so that the
independent trustees did not identify        past one and three calendar years             advisory fees payable by the Fund do not
any particular factor that was               against the performance of funds advised      exceed a specified maximum advisory fee
controlling, and each trustee attributed     by other advisors with investment             rate, which maximum rate includes
different weights to the various             strategies comparable to those of the         breakpoints and is based on net asset
factors.                                     Fund. The Board noted that the Fund's         levels. The Board considered the
                                             performance in such periods was above         contractual nature of this fee waiver
One of the responsibilities of the           the median performance of such                and noted that it remains in effect
Senior Officer of the Fund, who is           comparable funds. Based on this review,       until June 30, 2006. The Board noted
independent of AIM and AIM's affiliates,     the Board concluded that no changes           that AIM has contractually agreed to
is to manage the process by which the        should be made to the Fund and that it        waive fees and/or limit expenses of the
Fund's proposed management fees are          was not necessary to change the Fund's        Fund through December 31, 2005 in an
negotiated to ensure that they are           portfolio management team at this time.       amount necessary to limit total annual
negotiated in a manner which is at arm's                                                   operating expenses to a specified
length and reasonable. To that end, the      o The performance of the Fund relative        percentage of average daily net assets
Senior Officer must either supervise a       to indices. The Board reviewed the            for each class of the Fund. The Board
competitive bidding process or prepare       performance of the Fund during the past       considered the contractual nature of
an independent written evaluation. The       one and three calendar years against the      this fee waiver/expense limitation and
Senior Officer has recommended an            performance of the Lipper European Fund       noted that it remains in effect until
independent written evaluation in lieu       Index. The Board noted that the Fund's        December 31, 2005. The Board considered
of a competitive bidding process and,        performance in such periods was above         the effect these fee waivers/expense
upon the direction of the Board, has         the performance of such Index. Based on       limitations would have on the Fund's
prepared such an independent written         this review, the Board concluded that no      estimated expenses and concluded that
evaluation. Such written evaluation also     changes should be made to the Fund and        the levels of fee waivers/expense
considered certain of the factors            that it was not necessary to change the       limitations for the Fund were fair and
discussed below. In addition, as             Fund's portfolio management team at this      reasonable.
discussed below, the Senior Officer made     time.
certain recommendations to the Board in                                                    o Breakpoints and economies of scale.
connection with such written evaluation.     o Meeting with the Fund's portfolio           The Board reviewed the structure of the
                                             managers and investment personnel. With       Fund's advisory fee under the Advisory
The discussion below serves as a summary     respect to the Fund, the Board is             Agreement, noting that it does not
of the Senior Officer's independent          meeting periodically with such Fund's         include any breakpoints. The Board
written evaluation and recommendations       portfolio managers and/or other               considered whether it would be
to the Board in connection therewith, as     investment personnel and believes that        appropriate to add advisory fee
well as a discussion of the material         such individuals are competent and able       breakpoints for the Fund or whether, due
factors and the conclusions with respect     to continue to carry out their                to the nature of the Fund and the
thereto that formed the basis for the        responsibilities under the Advisory           advisory fee structures of comparable
Board's approval of the Advisory             Agreement.                                    funds, it was reasonable to structure
Agreement. After consideration of all of                                                   the advisory fee without breakpoints.
the factors below and based on its           o Overall performance of AIM. The Board       Based on this review, the Board
informed business judgment, the Board        considered the overall performance of         concluded that it was not necessary to
determined that the Advisory Agreement       AIM in providing investment advisory and      add advisory fee breakpoints to the
is in the best interests of the Fund and     portfolio administrative services to the      Fund's advisory fee schedule. The Board
its shareholders and that the                Fund and concluded that such performance      reviewed the level of the Fund's
compensation to AIM under the Advisory       was satisfactory.                             advisory fees, and noted that such fees,
Agreement is fair and reasonable and                                                       as a percentage of the Fund's net
would have been obtained through arm's       o Fees relative to those of clients of        assets, would remain constant under the
length negotiations.                         AIM with comparable investment                Advisory Agreement because the Advisory
                                             strategies. The Board noted that AIM          Agreement does not include any
o The nature and extent of the advisory      does not serve as an advisor to other         breakpoints. The Board noted that AIM
services to be provided by AIM. The          mutual funds or other clients with            has contractually agreed to waive
Board reviewed the services to be            investment strategies comparable to           advisory fees of the Fund through June
provided by AIM under the Advisory           those of the Fund.                            30, 2006 to the extent necessary so that
Agreement. Based on such review, the                                                       the advisory fees payable by the Fund do
Board concluded that the range of                                                          not exceed a specified maximum advisory
services to be provided by AIM under the                                                   fee rate, which maximum rate includes
Advisory Agreement was appropriate and                                                     breakpoints and is based on net asset
that AIM currently is providing services                                                   levels. The Board concluded that the
in accordance with the terms of the                                                        Fund's fee levels under the Advisory
Advisory Agreement.                                                                        Agreement therefore would not reflect
                                                                                           economies of scale, although the
                                                                                           advisory fee waiver reflects economies
                                                                                           of scale.

                                                                                                                        (continued)

AIM EUROPEAN SMALL COMPANY FUND

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by the Fund and/or other funds advised
pursuant to the terms of an SEC              by AIM are used to pay for research and
exemptive order. The Board found that        execution services. This research is
the Fund may realize certain benefits        used by AIM in making investment
upon investing cash balances in AIM          decisions for the Fund. The Board
advised money market funds, including a      concluded that such arrangements were
higher net return, increased liquidity,      appropriate.
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the
lending program in the money market          current relationship, in part, because
funds according to the procedures is in      of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the
and its respective shareholders.             non-investment advisory services
                                             currently performed by AIM and its
o Independent written evaluation and         affiliates, such as administrative,
recommendations of the Fund's Senior         transfer agency and distribution
Officer. The Board noted that, upon          services, and the fees received by AIM
their direction, the Senior Officer of       and its affiliates for performing such
the Fund had prepared an independent         services. In addition to reviewing such
written evaluation in order to assist        services, the trustees also considered
the Board in determining the                 the organizational structure employed by
reasonableness of the proposed               AIM and its affiliates to provide those
management fees of the AIM Funds,            services. Based on the review of these
including the Fund. The Board noted that     and other factors, the Board concluded
the Senior Officer's written evaluation      that AIM and its affiliates were
had been relied upon by the Board in         qualified to continue to provide
this regard in lieu of a competitive         non-investment advisory services to the
bidding process. In determining whether      Fund, including administrative, transfer
to continue the Advisory Agreement for       agency and distribution services, and
the Fund, the Board considered the           that AIM and its affiliates currently
Senior Officer's written evaluation and      are providing satisfactory
the recommendation made by the Senior        non-investment advisory services.
Officer to the Board that the Board
consider implementing a process to           o Other factors and current trends. In
assist them in more closely monitoring       determining whether to continue the
the performance of the AIM Funds. The        Advisory Agreement for the Fund, the
Board concluded that it would be             Board considered the fact that AIM,
advisable to implement such a process as     along with others in the mutual fund
soon as reasonably practicable.              industry, is subject to regulatory
                                             inquiries and litigation related to a
o Profitability of AIM and its               wide range of issues. The Board also
affiliates. The Board reviewed               considered the governance and compliance
information concerning the profitability     reforms being undertaken by AIM and its
of AIM's (and its affiliates')               affiliates, including maintaining an
investment advisory and other activities     internal controls committee and
and its financial condition. The Board       retaining an independent compliance
considered the overall profitability of      consultant, and the fact that AIM has
AIM, as well as the profitability of AIM     undertaken to cause the Fund to operate
in connection with managing the Fund.        in accordance with certain governance
The Board noted that AIM's operations        policies and practices. The Board
remain profitable, although increased        concluded that these actions indicated a
expenses in recent years have reduced        good faith effort on the part of AIM to
AIM's profitability. Based on the review     adhere to the highest ethical standards,
of the profitability of AIM's and its        and determined that the current
affiliates' investment advisory and          regulatory and litigation environment to
other activities and its financial           which AIM is subject should not prevent
condition, the Board concluded that the      the Board from continuing the Advisory
compensation to be paid by the Fund to       Agreement for the Fund.
AIM under its Advisory Agreement was not
excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-95.85%

AUSTRIA-2.03%

Andritz A.G. (Industrial Machinery)(a)             77,360   $  7,380,707
========================================================================

BELGIUM-3.86%

EVS Broadcast Equipment S.A. (Communications
  Equipment)(a)(b)                                358,500      9,702,462
------------------------------------------------------------------------
Van De Velde N.V. (Apparel, Accessories &
  Luxury Goods)(a)                                 26,000      4,324,561
========================================================================
                                                              14,027,023
========================================================================

FINLAND-0.40%

Marimekko Oyj (Apparel, Accessories & Luxury
  Goods)(a)                                        77,600      1,446,785
========================================================================

FRANCE-11.48%

Alten (IT Consulting & Other Services)(a)(c)      121,000      3,061,719
------------------------------------------------------------------------
April Group (Insurance Brokers)(a)                 82,700      2,573,391
------------------------------------------------------------------------
Beneteau (Leisure Products)(a)                     23,330      1,809,832
------------------------------------------------------------------------
Camaieu (Apparel Retail)(c)                        16,227      1,883,276
------------------------------------------------------------------------
Elior (Restaurants)(a)                            315,100      3,759,122
------------------------------------------------------------------------
Groupe Norbert Dentressangle S.A. (Air
  Freight & Logistics)(a)                          35,399      1,669,162
------------------------------------------------------------------------
LaCie Group S.A. (Computer Storage &
  Peripherals)(a)(b)                               30,000      2,871,431
------------------------------------------------------------------------
Lisi (Industrial Machinery)(a)(b)                  45,000      3,253,192
------------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)(b)            26,300      2,314,025
------------------------------------------------------------------------
Pinguely-Haulotte (Construction, Farm
  Machinery & Heavy Trucks)(a)(b)                 302,300      4,164,950
------------------------------------------------------------------------
Societe Industrielle D'Aviations Latecoere
  S.A. (Aerospace & Defense)(a)(b)                 48,000      1,891,556
------------------------------------------------------------------------
Spir Communication (Publishing)(a)                 15,939      3,409,028
------------------------------------------------------------------------
Trigano S.A. (Leisure Products)(a)                 42,856      3,725,174
------------------------------------------------------------------------
U10 (Home Furnishings)(a)(b)                       34,800      2,102,753
------------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)(a)               61,100      3,278,175
========================================================================
                                                              41,766,786
========================================================================

GERMANY-8.76%

Bijou Brigitte Modische Accessoires A.G.
  (Apparel, Accessories & Luxury Goods)(a)         34,870      6,460,104
------------------------------------------------------------------------
CENTROTEC Sustainable A.G. (Commodity
  Chemicals)(a)(c)                                165,900      5,085,193
------------------------------------------------------------------------
CTS Eventim A.G. (Movies &
  Entertainment)(a)(c)                            108,900      4,564,844
------------------------------------------------------------------------
DIS Deutscher Industrie Service A.G. (Human
  Resources)                                       50,610      2,162,062
------------------------------------------------------------------------
Pfleiderer A.G. (Building Products)(a)(c)         105,000      1,802,888
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

GERMANY-(CONTINUED)

Rheinmetall A.G. (Industrial Conglomerates)        43,960   $  2,214,200
------------------------------------------------------------------------
Techem A.G. (Diversified Commercial &
  Professional Services)(a)(c)                    140,570      5,946,641
------------------------------------------------------------------------
Telegate A.G. (Diversified Commercial &
  Professional Services)(c)                       190,386      3,633,489
========================================================================
                                                              31,869,421
========================================================================

GREECE-7.92%

Fourlis S.A. (Household Appliances)(a)            665,500      5,542,834
------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics
  Retail)(a)                                      124,500      4,162,858
------------------------------------------------------------------------
Gr. Sarantis S.A. (Personal Products)(a)          253,100      1,816,180
------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)(a)               370,846      5,672,505
------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)(a)                  571,000      5,875,427
------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A.
  (Oil & Gas Refining & Marketing)(a)             134,000      1,981,744
------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)(a)                                   122,271      3,763,356
========================================================================
                                                              28,814,904
========================================================================

HUNGARY-1.87%

EGIS Rt. (Pharmaceuticals)(a)                      73,100      6,795,649
========================================================================

IRELAND-1.49%

FBD Holdings PLC (Multi-Line Insurance)(a)         92,400      3,019,207
------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)(a)             140,000      2,389,983
========================================================================
                                                               5,409,190
========================================================================

ITALY-2.92%

Cementir-Cementerie del Tirreno S.p.A.
  (Construction Materials)(a)(b)                  679,900      3,260,118
------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(a)                                    492,700      3,609,108
------------------------------------------------------------------------
Marzotto S.p.A. (Apparel, Accessories &
  Luxury Goods)(a)                                144,100      3,744,764
========================================================================
                                                              10,613,990
========================================================================

LUXEMBOURG-1.75%

SBS Broadcasting S.A. (Broadcasting & Cable
  TV)(c)                                          135,150      6,369,620
========================================================================

NETHERLANDS-12.57%

Aalberts Industries N.V. (Industrial
  Conglomerates)(a)                               129,834      5,947,656
------------------------------------------------------------------------
Accell Group N.V. (Leisure Products)(a)           194,975      4,043,663
------------------------------------------------------------------------
Beter Bed Holding N.V. (Homefurnishings
  Retail)(a)                                      185,750      5,409,172
------------------------------------------------------------------------
Eriks Group N.V. (Trading Companies &
  Distributors)(b)                                 94,576      3,468,013
------------------------------------------------------------------------
Heijmans N.V. (Construction & Engineering)(a)      61,000      2,859,089
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
NETHERLANDS-(CONTINUED)

Koninklijke BAM Groep N.V. (Construction &
  Engineering) (Acquired 09/20/04-03/09/05;
  Cost $5,863,421)(a)(d)                          124,300   $  8,224,675
------------------------------------------------------------------------
Koninklijke Ten Cate N.V. (Textiles)(a)            38,605      3,477,441
------------------------------------------------------------------------
Roto Smeets de Boer N.V. (Commercial
  Printing)(a)                                     33,911      2,131,822
------------------------------------------------------------------------
Stork N.V. (Industrial Machinery)(a)              102,755      4,252,658
------------------------------------------------------------------------
Univar N.V. (Trading Companies &
  Distributors)(a)                                173,310      5,921,961
========================================================================
                                                              45,736,150
========================================================================

NORWAY-12.68%

Acta Holding A.S.A. (Diversified Capital
  Markets)(a)                                   1,321,800      2,593,921
------------------------------------------------------------------------
Aktiv Kapital A.S.A. (Specialized Finance)(a)     197,195      3,011,480
------------------------------------------------------------------------
Det Norske Oljeselskap A.S.A. (Oil & Gas
  Exploration & Production)(a)(b)               2,119,111      8,129,425
------------------------------------------------------------------------
Expert A.S.A. (Computer & Electronics
  Retail)(a)                                      420,540      4,551,027
------------------------------------------------------------------------
Exploration Resources A.S.A. (Oil & Gas
  Equipment & Services) (Acquired 03/01/05-
  03/09/05; Cost $1,366,692)(c)(d)                 70,000      1,917,573
------------------------------------------------------------------------
Geo A.S.A. (Oil & Gas Drilling) (Acquired
  06/21/05; Cost $897,913)(c)(d)(e)(f)            291,000        890,685
------------------------------------------------------------------------
Kongsberg Automotive A.S.A. (Auto Parts &
  Equipment)(c)                                   350,000      2,517,485
------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(c)                         94,800      2,285,019
------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)(a)                                    172,600      5,167,064
------------------------------------------------------------------------
Revus Energy A.S.A. (Oil & Gas Refining &
  Marketing)(c)                                   149,200      1,025,218
------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)(a)                   76,792      2,110,630
------------------------------------------------------------------------
SuperOffice A.S.A. (Application Software)(a)      637,609      2,840,678
------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)(c)                     124,621      3,333,687
------------------------------------------------------------------------
Veidekke A.S.A. (Construction &
  Engineering)(a)(b)                              251,200      5,741,139
========================================================================
                                                              46,115,031
========================================================================

PORTUGAL-0.86%

Mota-Engil, SGPS, S.A. (Construction &
  Engineering)(a)                                 987,500      3,116,043
========================================================================

SWEDEN-3.96%

Elanders A.B.-Class B (Publishing)(a)             198,500      2,813,287
------------------------------------------------------------------------
Hexagon A.B.-Class B (Industrial
  Machinery)(a)(b)                                207,900      4,202,699
------------------------------------------------------------------------
HiQ International A.B. (IT Consulting & Other
  Services)(a)(b)                                 691,000      3,259,550
------------------------------------------------------------------------
PA Resources A.B. (Oil & Gas Exploration &
  Production)(a)(c)                               200,000      2,629,206
------------------------------------------------------------------------
rnb Retail and Brands A.B. (Apparel
  Retail)(a)(c)                                   194,366      1,507,785
========================================================================
                                                              14,412,527
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


SWITZERLAND-5.37%

Amazys Holding A.G. (Diversified Commercial &
  Professional Services)(a)                       123,116   $  7,293,313
------------------------------------------------------------------------
Leica Geosystems A.G. (Electronic Equipment
  Manufacturers)(c)                                17,794      6,483,419
------------------------------------------------------------------------
Mobilezone Holding A.G. (Computer &
  Electronics Retail)(a)(c)                       454,100      1,729,639
------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts &
  Equipment)(a)                                     4,100      1,134,097
------------------------------------------------------------------------
Saurer A.G. (Industrial Machinery)(a)(c)           46,300      2,886,269
========================================================================
                                                              19,526,737
========================================================================

UNITED KINGDOM-17.93%

Admiral Group PLC (Property & Casualty
  Insurance) (Acquired 09/23/04-02/28/05;
  Cost $1,505,387)(a)(d)                          264,400      1,760,318
------------------------------------------------------------------------
Balfour Beatty PLC (Construction &
  Engineering)(a)                                 483,830      2,858,140
------------------------------------------------------------------------
Belhaven Group PLC (The) (Brewers)(a)             321,710      2,851,681
------------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)(a)         337,000      3,603,315
------------------------------------------------------------------------
Domino Printing Sciences PLC (Industrial
  Machinery)                                      381,810      1,810,784
------------------------------------------------------------------------
Findel PLC (Catalog Retail)(a)                    208,100      1,879,082
------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)(a)                       360,500      6,404,529
------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                     41,170      1,513,407
------------------------------------------------------------------------
Intertek Group PLC (Diversified Commercial &
  Professional Services)(a)                       209,200      2,624,876
------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
  Finance)(a)                                     298,090      3,008,228
------------------------------------------------------------------------
Kier Group PLC (Construction &
  Engineering)(a)                                 190,981      3,132,012
------------------------------------------------------------------------
Mayborn Group PLC (Household Products)(a)         284,600      2,237,703
------------------------------------------------------------------------
McBride PLC (Household Products)(a)               538,030      1,444,529
------------------------------------------------------------------------
Morgan Sindall PLC (Construction &
  Engineering)(a)                                 228,000      3,114,647
------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(c)        66,900      2,229,108
------------------------------------------------------------------------
NETeller PLC (Specialized Finance)(a)(c)          286,700      3,237,995
------------------------------------------------------------------------
Savills PLC (Other Diversified Financial
  Services)                                       230,322      2,764,875
------------------------------------------------------------------------
SCi Entertainment Group PLC (Home
  Entertainment Software)(c)                      537,242      3,234,257
------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)(c)           1,335,130      7,846,260
------------------------------------------------------------------------
T&F Informa PLC (Publishing)(a)                   409,228      3,105,851
------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)(a)                                     315,650      4,543,669
========================================================================
                                                              65,205,266
========================================================================
    Total Foreign Stocks & Other Equity
      Interests(Cost $282,723,532)                           348,605,829
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-2.60%

Liquid Assets Portfolio-Institutional
  Class(g)                                      4,720,311   $  4,720,311
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)     4,720,311      4,720,311
========================================================================
    Total Money Market Funds (Cost
      $9,440,622)                                              9,440,622
========================================================================
TOTAL INVESTMENTS-98.45% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $292,164,154)                358,046,451
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-6.51%

STIC Prime Portfolio-Institutional
  Class(g)(h)                                  23,685,379   $ 23,685,379
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $23,685,379)                                      23,685,379
========================================================================
TOTAL INVESTMENTS-104.96% (Cost $315,849,533)                381,731,830
========================================================================
OTHER ASSETS LESS LIABILITIES-(4.96%)                        (18,034,909)
========================================================================
NET ASSETS-100.00%                                          $363,696,921
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $295,870,485, which represented 77.51% of the Fund's Total Investments. See
    Note 1A.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $12,793,251, which represented 3.52% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at June 30, 2005 represented 0.23% of the Fund's Total Investments. See Note 1A.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The market value of this security considered illiquid at June 30, 2005 represented 0.24% of the Fund's Net Assets.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $282,723,532)*                               $348,605,829
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $33,126,001)                             33,126,001
===========================================================
    Total investments (cost $315,849,533)       381,731,830
===========================================================
Foreign currencies, at market value (cost
  $856,478)                                         850,892
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,519,455
-----------------------------------------------------------
  Fund shares sold                                  396,629
-----------------------------------------------------------
  Dividends                                       1,325,462
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               18,854
-----------------------------------------------------------
Other assets                                         90,627
===========================================================
    Total assets                                388,933,749
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             890,685
-----------------------------------------------------------
  Fund shares reacquired                            366,175
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 22,199
-----------------------------------------------------------
  Collateral upon return of securities loaned    23,685,379
-----------------------------------------------------------
Accrued distribution fees                           134,274
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              130
-----------------------------------------------------------
Accrued transfer agent fees                          41,312
-----------------------------------------------------------
Accrued operating expenses                           96,674
===========================================================
    Total liabilities                            25,236,828
===========================================================
Net assets applicable to shares outstanding    $363,696,921
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $278,322,797
-----------------------------------------------------------
Undistributed net investment income               2,902,634
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     16,620,388
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              65,851,102
===========================================================
                                               $363,696,921
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $263,444,449
___________________________________________________________
===========================================================
Class B                                        $ 45,674,706
___________________________________________________________
===========================================================
Class C                                        $ 54,577,766
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,673,686
___________________________________________________________
===========================================================
Class B                                           2,438,731
___________________________________________________________
===========================================================
Class C                                           2,913,633
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      19.27
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $19.27 / 94.50%)       $      20.39
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      18.73
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      18.73
___________________________________________________________
===========================================================

* At June 30, 2005, securities with an aggregate market value of $22,537,892 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $795,515)        $ 6,045,958
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $107,893, after compensation
  to counterparties of $166,484)                                  368,375
=========================================================================
    Total investment income                                     6,414,333
=========================================================================

EXPENSES:

Advisory fees                                                   1,732,661
-------------------------------------------------------------------------
Administrative services fees:                                      51,866
-------------------------------------------------------------------------
Custodian fees                                                    205,212
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         478,755
-------------------------------------------------------------------------
  Class B                                                         204,591
-------------------------------------------------------------------------
  Class C                                                         251,391
-------------------------------------------------------------------------
Interest                                                           13,611
-------------------------------------------------------------------------
Transfer agent fees                                               308,312
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,447
-------------------------------------------------------------------------
Other                                                             140,473
=========================================================================
    Total expenses                                              3,397,319
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (122,107)
=========================================================================
    Net expenses                                                3,275,212
=========================================================================
Net investment income                                           3,139,121
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        17,078,302
-------------------------------------------------------------------------
  Foreign currencies                                             (785,782)
=========================================================================
                                                               16,292,520
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        16,160,663
-------------------------------------------------------------------------
  Foreign currencies                                              (42,590)
=========================================================================
                                                               16,118,073
=========================================================================
Net gain from investment securities and foreign currencies     32,410,593
=========================================================================
Net increase in net assets resulting from operations          $35,549,714
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  3,139,121    $   (530,647)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  16,292,520       8,913,396
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           16,118,073      32,247,598
==========================================================================================
    Net increase in net assets resulting from operations        35,549,714      40,630,347
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (3,080,881)
------------------------------------------------------------------------------------------
  Class B                                                               --        (546,917)
------------------------------------------------------------------------------------------
  Class C                                                               --        (546,069)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (4,173,867)
==========================================================================================
Share transactions-net:
  Class A                                                       75,762,531      92,344,444
------------------------------------------------------------------------------------------
  Class B                                                       15,001,295      11,576,871
------------------------------------------------------------------------------------------
  Class C                                                       21,845,685      17,295,575
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              112,609,511     121,216,890
==========================================================================================
    Net increase in net assets                                 148,159,225     157,673,370
==========================================================================================

NET ASSETS:

  Beginning of period                                          215,537,696      57,864,326
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $2,902,634 and $(236,487),
    respectively)                                             $363,696,921    $215,537,696
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. As of March 28, 2005, the Fund's shares are offered on a limited basis.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on all share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets.

    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.935%
----------------------------------------------------------------------
Next $250 million                                               0.91%
----------------------------------------------------------------------
Next $500 million                                               0.885%
----------------------------------------------------------------------
Next $1.5 billion                                               0.86%
----------------------------------------------------------------------
Next $2.5 billion                                               0.835%
----------------------------------------------------------------------
Next $2.5 billion                                               0.81%
----------------------------------------------------------------------
Next $2.5 billion                                               0.785%
----------------------------------------------------------------------
Over $10 billion                                                0.76%
______________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.90%, 2.65% and 2.65% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $45,276.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $418.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $51,866.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $308,312.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Through June 30, 2005, during the period the Fund was offered on a limited basis, ADI had agreed to waive 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B and Class C shares paid $407,439, $204,591 and $251,391, respectively, after ADI waived Plan fees of $71,316 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $184,398 in front-end sales commissions from the sale of Class A shares and $1,824, $54,455 and $79,647 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               UNREALIZED
                            MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND
FUND                          12/31/04        AT COST        FROM SALES      (DEPRECIATION)      06/30/05       INCOME
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $11,751,393     $ 69,034,303    $ (76,065,385)       $   --         $4,720,311     $129,057
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class        11,751,393       69,034,303      (76,065,385)           --          4,720,311     131,425
=======================================================================================================================
  Subtotal                  $23,502,786     $138,068,606    $(152,130,770)       $   --         $9,440,622     $260,482
=======================================================================================================================


                             REALIZED
FUND                        GAIN (LOSS)
--------------------------
Liquid Assets Portfolio-
  Institutional Class         $   --
--------------------------
STIC Prime Portfolio-
  Institutional Class             --
==========================
  Subtotal                    $   --
==========================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               UNREALIZED
                            MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND
FUND                          12/31/04        AT COST        FROM SALES      (DEPRECIATION)      06/30/05      INCOME*
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class       $ 6,708,522     $ 90,523,358    $ (73,546,501)       $   --        $23,685,379     $107,893
=======================================================================================================================
  Total                     $30,211,308     $228,591,964    $(225,677,271)       $   --        $33,126,001     $368,375
_______________________________________________________________________________________________________________________
=======================================================================================================================


                             REALIZED
FUND                        GAIN (LOSS)
--------------------------
STIC Prime Portfolio-
  Institutional Class         $   --
==========================
  Total                       $   --
__________________________
==========================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $5,097.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,509 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended June 30, 2005, the average interfund borrowings for the 10 days the borrowings were outstanding was $15,765,180 with a weighted average interest rate of 3.15% and interest expense of $13,611.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $22,537,892 were on loan to brokers. The loans were secured by cash collateral of $23,685,379 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $107,893 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $259,931,808 and $137,048,947, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $67,968,516
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,161,696)
===============================================================================
Net unrealized appreciation of investment securities               $65,806,820
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $315,925,010.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                     JUNE 30, 2005                DECEMBER 31, 2004
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     12,172,735    $ 223,227,385     8,997,539    $ 131,434,386
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,336,755       24,035,509     1,319,808       18,281,471
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,244,020       40,216,224     1,884,423       26,702,122
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --               --       155,210        2,553,215
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --        32,458          521,266
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --        30,938          496,866
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         39,556          733,988        73,593        1,053,339
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (40,618)        (733,988)      (75,184)      (1,053,339)
========================================================================================================================
Reacquired:(b)
  Class A                                                     (8,044,190)    (148,198,842)   (3,215,160)     (42,696,496)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (463,506)      (8,300,226)     (466,157)      (6,172,527)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,023,742)     (18,370,539)     (758,107)      (9,903,413)
========================================================================================================================
                                                               6,221,010    $ 112,609,511     7,979,361    $ 121,216,890
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 11% of the outstanding shares of the Fund. AIM distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by the shareholders are also owned beneficially.
(b) Amount is net of redemption fees of $46,119, $6,682 and $8,432 for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2005 and $21,001, $4,574 and $3,333 for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                                    SIX MONTHS                                                   (DATE OPERATIONS
                                                      ENDED                  YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                     JUNE 30,        ----------------------------------------      DECEMBER 31,
                                                       2005            2004       2003       2002       2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  16.94        $  12.05    $  7.37    $  7.19    $ 9.17         $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.20           (0.05)(a)   (0.03)(a)   (0.04)(a)  (0.05)(a)       (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      2.13            5.30       4.74       0.22     (1.93)         (0.74)
=================================================================================================================================
    Total from investment operations                     2.33            5.25       4.71       0.18     (1.98)         (0.78)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     --              --      (0.03)        --        --          (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --           (0.36)        --         --        --             --
=================================================================================================================================
    Total distributions                                    --           (0.36)     (0.03)        --        --          (0.05)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00            0.00         --         --        --             --
=================================================================================================================================
Net asset value, end of period                       $  19.27        $  16.94    $ 12.05    $  7.37    $ 7.19         $ 9.17
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         13.75%          43.67%     63.96%      2.50%   (21.59)%        (7.84)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $263,444        $161,014    $42,103    $13,597    $6,969         $8,606
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         1.62%(c)        2.00%      2.00%      2.01%     2.01%          2.07%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       1.70%(c)        2.03%      2.68%      3.05%     4.65%          6.28%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             1.90%(c)       (0.38)%    (0.28)%    (0.51)%   (0.61)%        (1.28)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                 42%             71%       130%       119%      152%            25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $275,841,574.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                                       SIX MONTHS                                                (DATE OPERATIONS
                                                         ENDED                 YEAR ENDED DECEMBER 31,            COMMENCED) TO
                                                        JUNE 30,        -------------------------------------      DECEMBER 31,
                                                          2005           2004       2003      2002      2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 16.52         $ 11.84    $ 7.27    $ 7.15    $ 9.17         $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             0.11           (0.14)(a)  (0.08)(a)  (0.09)(a)  (0.10)(a)       (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            2.10            5.18      4.65      0.21     (1.92)         (0.74)
=================================================================================================================================
    Total from investment operations                       2.21            5.04      4.57      0.12     (2.02)         (0.80)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       --              --        --        --        --          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --           (0.36)       --        --        --             --
=================================================================================================================================
    Total distributions                                      --           (0.36)       --        --        --          (0.03)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00            0.00        --        --        --             --
=================================================================================================================================
Net asset value, end of period                          $ 18.73         $ 16.52    $11.84    $ 7.27    $ 7.15         $ 9.17
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           13.38%          42.67%    62.86%     1.68%   (22.03)%        (7.99)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $45,675         $26,540    $9,415    $5,689    $2,330         $2,851
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.33%(c)        2.65%     2.65%     2.66%     2.71%          2.77%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.35%(c)        2.68%     3.33%     3.70%     5.36%          6.98%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   1.19%(c)       (1.03)%   (0.93)%   (1.16)%   (1.31)%        (1.98)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   42%             71%      130%      119%      152%            25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $41,257,333.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                                       SIX MONTHS                                                (DATE OPERATIONS
                                                         ENDED                 YEAR ENDED DECEMBER 31,            COMMENCED) TO
                                                        JUNE 30,        -------------------------------------      DECEMBER 31,
                                                          2005           2004       2003      2002      2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 16.53         $ 11.84    $ 7.27    $ 7.14    $ 9.17         $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             0.11           (0.14)(a)  (0.09)(a)  (0.09)(a)  (0.10)(a)       (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            2.09            5.19      4.66      0.22     (1.93)         (0.74)
=================================================================================================================================
    Total from investment operations                       2.20            5.05      4.57      0.13     (2.03)         (0.80)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       --              --        --        --        --          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --           (0.36)       --        --        --             --
=================================================================================================================================
    Total distributions                                      --           (0.36)       --        --        --          (0.03)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00            0.00        --        --        --             --
=================================================================================================================================
Net asset value, end of period                          $ 18.73         $ 16.53    $11.84    $ 7.27    $ 7.14         $ 9.17
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           13.31%          42.75%    62.86%     1.82%   (22.14)%        (7.99)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $54,578         $27,983    $6,346    $2,057    $1,091         $1,073
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.33%(c)        2.65%     2.65%     2.66%     2.71%          2.77%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.35%(c)        2.68%     3.33%     3.70%     5.36%          6.98%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   1.19%(c)       (1.03)%   (0.93)%   (1.16)%   (1.31)%        (1.98)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   42%             71%      130%      119%      152%            25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $50,694,831.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                 AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                   AIM Developing Markets Fund
AIM Basic Value Fund                       AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                         AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund               AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                           AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                     AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund              AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                       AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund             AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                  AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund               AIM Trimark Fund                              Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                            SECTOR EQUITY                         TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                  AIM Advantage Health Sciences Fund(1)         AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                 AIM Energy Fund(1)                            AIM Municipal Bond Fund
AIM Premier Equity Fund                    AIM Financial Services Fund(1)                AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                  AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                     AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)               AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)               AIM Leisure Fund(1)                                   AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)           AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                  AIM Real Estate Fund(7)                       AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund           AIM Technology Fund(1)                        AIM Growth Allocation Fund(9)
AIM Weingarten Fund                        AIM Utilities Fund(1)                         AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                         AIM Moderately Conservative Allocation
                                                                                         Fund

                                           ================================================================================
                                           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                           FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                           FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                           ================================================================================



(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                   ESC-SAR-1          A I M Distributors, Inc.


                      YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                           AIM GLOBAL VALUE FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIM GLOBAL VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          taking into account the local market         The Fund provides a complete list of its
                                             restrictions on share ownership by           holdings four times in each fiscal
o Class B shares are not available as an     foreign investors.                           year, at the quarter-ends. For the second
investment for retirement plans                                                           and fourth quarters, the lists appear in
maintained pursuant to Section 401 of the    o The unmanaged LIPPER GLOBAL MULTI-CAP      the Fund's semiannual and annual reports
Internal Revenue Code, including 401(k)      VALUE FUND INDEX represents an average of    to shareholders. For the first and
plans, money purchase pension plans and      the performance of the 30 largest global     third quarters, the Fund files the lists
profit sharing plans. Plans that have        multi-capitalization value funds tracked     with the Securities and Exchange
existing accounts invested in Class B        by Lipper, Inc., an independent mutual       Commission (SEC) on Form N-Q. The most
shares will continue to be allowed to        fund performance monitor.                    recent list of portfolio holdings is
make additional purchases.                                                                available at AIMinvestments.com. From our
                                             o The Fund is not managed to track the       home page, click on Products &
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of any particular index,         Performance, then Mutual Funds, then Fund
                                             including the indexes defined here, and      Overview. Select your Fund from the
o International investing presents           consequently, the performance of the Fund    drop-down menu and click on Complete
certain risks not associated with            may deviate significantly from the           Quarterly Holdings. Shareholders can also
investing solely in the United States.       performance of the indexes.                  look up the Fund's Forms N-Q on the SEC's
These include risks relating to                                                           Web site at sec.gov. And copies of the
fluctuations in the value of the U.S.        o A direct investment cannot be made in      Fund's Forms N-Q may be reviewed and
dollar relative to the values of other       an index. Unless otherwise indicated,        copied at the SEC's Public Reference Room
currencies, the custody arrangements made    index results include reinvested             at 450 Fifth Street, N.W., Washington,
for the Fund's foreign holdings,             dividends, and they do not reflect sales     D.C. 20549-0102. You can obtain
differences in accounting, political         charges. Performance of an index of funds    information on the operation of the Public
risks and the lesser degree of public        reflects fund expenses; performance of a     Reference  Room, including information
information required to be provided by       market index does not.                       about duplicating fee charges, by calling
non-U.S. companies.                                                                       1-202-942-8090 or 1-800-732-0330, or by
                                             OTHER INFORMATION                            electronic request at the following
o Investing in emerging markets involves                                                  e-mail address: publicinfo@sec.gov. The
greater risk and potential reward than       o The returns shown in management's          SEC file numbers for the Fund are
investing in more established markets.       discussion of Fund performance are based     811-1540 and 2-27334.
                                             on net asset values calculated for
o Investing in small and mid-size            shareholder transactions. Generally          A description of the policies and
companies involves risks not associated      accepted accounting principles require       procedures that the Fund uses to
with investing in more established           adjustments to be made to the net assets     determine how to vote proxies relating to
companies, including business risk,          of the Fund at period end for financial      portfolio securities is available without
significant stock price fluctuations and     reporting purposes, and as such, the net     charge, upon request, from our Client
illiquidity.                                 asset values for shareholder transactions    Services department at 800-959-4246 or on
                                             and the returns based on those net asset     the AIM Web site, AIMinvestments.com. On
ABOUT INDEXES USED IN THIS REPORT            values may differ from the net asset         the home page, scroll down and click on
                                             values and returns reported in the           AIM Funds Proxy Policy. The information
o The unmanaged MSCI WORLD INDEX is a        Financial Highlights.                        is also available on the SEC Web
group of global securities tracked by                                                     site, sec.gov.
Morgan Stanley Capital International.        o Industry classifications used in this
                                             report are generally according to the        Information regarding how the Fund voted
o The unmanaged MSCI WORLD VALUE INDEX is    Global Industry Classification Standard,     proxies related to its portfolio
a subset of the MSCI World Index, a group    which was developed by and is the            securities during the 12 months ended
of global securities tracked by Morgan       exclusive property and a service mark of     June 30, 2005, is available at our Web
Stanley Capital International; the Value     Morgan Stanley Capital International Inc.    site. Go to AIMinvestments.com, access the
subset measures performance of companies     and Standard & Poor's.                       About Us tab, click on Required Notices
with lower price/earnings ratios and                                                      and then click on Proxy Voting Activity.
lower forecasted growth values. The index                                                 Next, select the Fund from the drop-down
represents investable opportunities for                                                   menu. The information is also available
global investors,                                                                         on the SEC Web site, sec.gov.

                                                                                          =========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                      AWSAX
                                                                                          Class B Shares                      AWSBX
                                                                                          Class C Shares                      AWSCX

====================================================================================      =========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

====================================================================================

NOT FDIC INSURED      MAY LOSE VALUE       NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM GLOBAL VALUE FUND


                     DEAR FELLOW AIM SHAREHOLDER:

                     We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter
       [GRAHAM       from Bruce Crockett, the independent Chair of the Board of
        PHOTO]       Trustees of the AIM Funds. We first introduced you to Mr.
                     Crockett in the annual report on your Fund dated December
                     31 of last year. Mr. Crockett has been on our Funds' Board
  ROBERT H. GRAHAM   since 1992; he assumed his responsibilities as Chair last
                     October.

                        Mr. Crockett has expressed an interest in keeping
                     shareholders informed of the work of the Board regularly
                     via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged
                     with looking out for the interests of shareholders, and Mr.
                     Crockett's letter provides insight into some of the many
     [WILLIAMSON     issues the Board addresses in governing your Fund.
        PHOTO]
                        One of the most important decisions the Board makes each
                     year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors
 MARK. H. WILLIAMSON the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                        Of course, this report also includes your Fund managers'
                     discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                        Further information about the markets, your Fund, and
                     investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to help
                     you meet your investment goals. We thank you for your continued participation in AIM Investments--REGISTERED TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.


                     Sincerely,

                     /S/ ROBERT H. GRAHAM                 /S/ MARK H. WILLIAMSON
                     Robert H. Graham                     Mark H. Williamson
                     President & Vice Chair,              Chairman & President,
                       AIM Funds                            A I M Advisors, Inc.

                     August 10, 2005

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL VALUE FUND


                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

     [CROCKETT         At our most recent meeting in June 2005, your Board
       PHOTO]       approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
BRUCE L. CROCKETT   1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    August 10, 2005

AIM GLOBAL VALUE FUND


MANAGEMENT'S DISCUSSION                                                                      Once comfortable with the downside
OF FUND PERFORMANCE                                                                       risk of an investment, we look for
                                                                                          catalysts that can generate positive
======================================================================================    returns: events that may unlock the
                                                                                          additional 30 to 40 cents we discounted
PERFORMANCE SUMMARY                          =========================================    earlier (e.g., corporate restructuring,
                                                                                          management change, share buybacks, etc.)
The Fund's more defensive investment         FUND VS. INDEXES
strategy proved beneficial during the                                                        Finally, we consider selling a stock
first half of 2005--the Fund's semiannual    Total returns, 12/31/04-6/30/05, excluding   if:
reporting period. We are pleased to          applicable sales charges. If sales charges
provide shareholders with positive           were included, returns would be lower.       o the catalyst that caused the security's
returns for the six months ended June                                                     value to rise has been realized,
30, 2005 and to report the Fund              Class A Shares                      3.69%
outperformed both its broad market and                                                    o unforeseen negative developments that
style-specific indexes over this             Class B Shares                      3.38     lead to a lower appraisal of what we feel
period. We attribute the Fund's higher                                                    a company is worth or if we feel the
returns to strong stock selection during     Class C Shares                      3.38     company will not realize its full market
the reporting period. Long-term fund                                                      value, or,
performance is presented on page 5.          MSCI World Index
                                             (Broad Market Index)               -0.70     o the stock's value exceeds our estimate
                                                                                          of intrinsic worth.
                                             MSCI World Value Index
                                             (Style-specific Index)             -1.42     MARKET CONDITIONS AND YOUR FUND

                                             Lipper Global Multi-Cap Value                Despite market fluctuations during the
                                             Fund Index (Peer Group Index)       1.22     reporting period, global equities
                                                                                          produced largely flat results for the
                                             SOURCE: LIPPER,INC.                          first half of 2005. In the United States,
                                                                                          markets lost ground early but finished
                                             =========================================    the reporting period not far from where
                                                                                          they began. Foreign markets rallied in
======================================================================================    local currency terms but a strong U.S.
                                                                                          dollar offset much of those gains when
HOW WE INVEST                                   Our first concern when looking at a       translated back into dollars.
                                             potential investment is capital
When selecting stocks for your Fund, we      preservation. We have to be comfortable         A key driver of Fund performance
look for undervalued companies with          with the downside risk of an investment.     during the reporting period was strong
strong defensive qualities such as:          We begin with an estimate of the             stock selection. We select stocks based
                                             business's true value, then look to pay a    on a bottom-up or stock-by-stock basis.
o Solid management teams                     fraction of that price, say 60 to 70 cents   Collectively, holdings in Australia,
                                             on the dollar. This discount creates two     Canada and the United States contributed
o Good balance sheets--zero or very          benefits:                                    the most to performance. Given
little debt                                                                               record-high oil prices, energy holdings
                                             o It identifies the potential upside.        produced the highest sector returns.
o Flexibility to implement shareholder-
friendly strategies like paying              o It provides potential downside
dividends, buying back stock, or a           protection if our assessment of the
combination of both.                         company's future is incorrect and the
                                             stock retreats in price, the impact
   We also look for businesses that are      should be tempered since we originally
easy to understand. With our global          acquired the stock at less than estimated
mandate, we can look for the best            true value.
opportunities worldwide, with no regional
restrictions.                                                                                                           (continued)

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. United States                   31.7%     1. Microsoft Corp.                  2.5%

               [PIE CHART]                    2. Canada                          14.2      2. Ethan Allen Interiors Inc.       2.4

Health Care                          7.6%     3. Japan                            9.5      3. Washington Mutual, Inc.          2.3

Consumer Staples                     6.5%     4. United Kingdom                   7.5      4. Pan-Ocean Energy Corp. Ltd.
                                                                                              (United Kingdom)                 2.1
Energy                               4.8%     5. Netherlands                      4.2
                                                                                           5. Olympus Corp. (Japan)            2.0
Industrials                          4.6%
                                             TOTAL NET ASSETS          $126.1 MILLION      6. Meitec Corp. (Japan)             1.9
Information Technology               4.6%
                                             TOTAL NUMBER OF HOLDINGS*             77      7. Independence Community
Telecommunication Services           2.8%                                                     Bank Corp.                       1.9

Utilities                            2.6%                                                  8. Toyota Industries Corp. (Japan)  1.8

Money Market Funds, Repurchase                                                             9. Brookline Bancorp, Inc.          1.7
Agreements & U.S. Treasury Notes
Plus Other Assets Less                                                                    10. HealthSouth Corp.                1.7
Liabilities                         25.7%
                                             =========================================    =========================================
Financials                          18.2%

Consumer Discretionary              12.8%

Materials                            9.8%

The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

*Excluding money market fund holdings and repurchase agreements.

=========================================

AIM GLOBAL VALUE FUND


   It is important to note that              including select information technology                     GLEN HILTON, portfolio
investment decisions are made on a micro     firms and gold stocks.                           [HILTON    manager, is lead manager
or stock specific level, rather than a                                                         PHOTO]    of AIM Global Value Fund.
macroeconomic level. We select stocks        o Although best known for its cameras,                      He began his career in
which we believe have limited downside       OLYMPUS, a Japanese-based company, is a                     investments in 1995. He
risk but also have upside potential.         world leader in endoscopes (medical          joined AIM in 2002. Mr. Hilton holds a
                                             imaging equipment). Disappointing news on    B.A. in economics from Loyola University.
   The example below helps illustrate        its digital camera line led to a decline
this concept.                                in its stock during the reporting period.
                                             We continue to own the stock, adding to
o German automaker BMW (Bayerische           our position during the reporting period
Motoren-Werke) has been one of your          as we believe the medical imaging portion
Fund's holdings since early 2004. When we    of the business alone is worth more than
purchased the stock it was significantly     the total price of the company. Any
depressed. At the time, a weakening          upswing in the digital camera arm of the
dollar, which would have led to weaker       company could be a catalyst that unlocks
earnings reports in Germany was viewed       the value of this quality, cash
negatively by the market. We, on the         generative company.
other hand, saw a company that was a
leader in its market, had significant        o Some of our gold stocks also declined
positive cash flows and had defendable       during the reporting period, given the
barriers to entry due the high-end nature    strength of the U.S. dollar. Gold is
of its product. These qualities, combined    often viewed as being inversely related
with significantly low valuations, led to    to the dollar; therefore, a strong dollar
a buy decision. Recently, the company not    often means a decline in gold prices.
only announced that it would meet last       Given our bias toward capital
year's earnings estimates but they also      preservation, we continue to have
announced a share buy back. These            exposure to gold stocks. We view gold as
factors, combined with the success of        an inexpensive hedge against broad-market
their new 3 series model, helped boost       risk which can help reduce portfolio
the stock price.                             volatility.

                                             IN CLOSING
          We take a conservative
          approach to investing              Our focus remains on protecting
          by first analyzing the             shareholder capital. We take a
            downside risk of a               conservative approach to investing by
               stock before                  first analyzing the downside risk of a
          considering its upside             stock before considering its upside
                potential.                   potential. We believe this defensive
                                             approach helps protect our portfolio by
                                             maintaining the gains it has earned and
   Capital preservation is an important      increasing our absolute Fund returns. We
aspect of our investment strategy. During    are once again pleased to provide
the reporting period, we decided to "lock    shareholders with positive returns for
in" currency gains made over the last        the reporting period and we thank you for
year. We did this to protect the             your continued investment in AIM Global
portfolio against possible declines in       Value Fund.
the value of foreign currencies. This
process commonly known as hedging was        The views and opinions expressed in
limited to approximately 2/3rds of the       management's discussion of Fund
Fund's total exposure to the euro, yen,      performance are those of A I M Advisors,
pound and Canadian dollar. Given the         Inc. These views and opinions are subject
strength of the U.S. dollar, this            to change at any time based on factors
strategy limited losses from weak foreign    such as market and economic conditions.
currencies.                                  These views and opinions may not be
                                             relied upon as investment advice or
   Although your Fund recorded gains in      recommendations, or as an offer for a
most sectors/countries, there were a few     particular security. The information is
detractors,                                  not a complete analysis of every aspect
                                             of any market, country, industry,
                                             security or the Fund. Statements of fact
                                             are from sources considered reliable, but
                                             A I M Advisors, Inc. makes no
                                             representation or warranty as to their
                                             completeness or accuracy. Although
                                             historical performance is no guarantee of
                                             future results, these insights may help
                                             you understand our investment management
                                             philosophy.

                                                    See important Fund and index
                                                  disclosures inside front cover.

AIM GLOBAL VALUE FUND


YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


=========================================

AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT        5% BEGINNING AT THE TIME OF PURCHASE TO
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        0% AT THE BEGINNING OF THE SEVENTH YEAR.
As of 6/30/05, including applicable sales    COMPARABLE FUTURE RESULTS; CURRENT           THE CDSC ON CLASS C SHARES IS 1% FOR THE
charges                                      PERFORMANCE MAY BE LOWER OR HIGHER.          FIRST YEAR AFTER PURCHASE.
                                             PLEASE VISIT AIMINVESTMENTS.COM FOR THE
CLASS A SHARES                               MOST RECENT MONTH-END PERFORMANCE.              THE PERFORMANCE OF THE FUND'S SHARE
Inception (12/29/00)                7.38%    PERFORMANCE FIGURES REFLECT REINVESTED       CLASSES WILL DIFFER DUE TO DIFFERENT
 1 Year                            13.43     DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    SALES CHARGE STRUCTURES AND CLASS
                                             AND THE EFFECT OF THE MAXIMUM SALES          EXPENSES.
CLASS B SHARES                               CHARGE UNLESS OTHERWISE STATED.
Inception (12/29/00)                7.70%    INVESTMENT RETURN AND PRINCIPAL VALUE           A REDEMPTION FEE OF 2% WILL BE IMPOSED
 1 Year                            14.27     WILL FLUCTUATE SO THAT YOU MAY HAVE A        ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
                                             GAIN OR LOSS WHEN YOU SELL SHARES.           OF THE FUND WITHIN 30 DAYS OF PURCHASE.
CLASS C SHARES                                                                            EXCEPTIONS TO THE REDEMPTION FEE ARE
Inception (12/29/00)                8.06%       CLASS A SHARE PERFORMANCE REFLECTS THE    LISTED IN THE FUND'S PROSPECTUS.
 1 Year                            18.25     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             AND CLASS C SHARE PERFORMANCE REFLECTS          HAD THE ADVISOR NOT WAIVED FEES AND/OR
=========================================    THE APPLICABLE CONTINGENT DEFERRED SALES     REIMBURSED EXPENSES IN THE PAST,
                                             CHARGE (CDSC) FOR THE PERIOD INVOLVED.       PERFORMANCE WOULD HAVE BEEN LOWER.
                                             THE CDSC ON CLASS B SHARES DECLINES FROM

AIM GLOBAL VALUE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or expenses
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then         you paid for the period. You may use this
costs, which may include sales charges       multiply the result by the number in the     information to compare the ongoing costs
(loads) on purchase payments; contingent     table under the heading entitled "Actual     of investing in the Fund and other funds.
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs, including management fees;    during this period.                          that appear in the shareholder reports of
distribution and/or service fees (12b-1);                                                 the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR
intended to help you understand your         COMPARISON PURPOSES                             Please note that the expenses shown in
ongoing costs (in dollars) of investing                                                   the table are meant to highlight your
in the Fund and to compare these costs       The table below also provides information    ongoing costs only and do not reflect any
with ongoing costs of investing in other     about hypothetical account values and        transactional costs, such as sales
mutual funds. The example is based on an     hypothetical expenses based on the Fund's    charges (loads) on purchase payments,
investment of $1,000 invested at the         actual expense ratio and an assumed rate     contingent deferred sales charges on
beginning of the period and held for the     of return of 5% per year before expenses,    redemptions, and redemption fees, if any.
entire period January 1, 2005, through       which is not the Fund's actual return.       Therefore, the hypothetical information
June 30, 2005.                               The Fund's actual cumulative total           is useful in comparing ongoing costs
                                             returns at net asset value after expenses    only, and will not help you determine the
ACTUAL EXPENSES                              for the six months ended June 30, 2005,      relative total costs of owning different
                                             appear in the table "Fund vs. Indexes" on    funds. In addition, if these
The table below provides information         page 3.                                      transactional costs were included, your
about actual account values and actual                                                    costs would have been higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                        ACTUAL                                    HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT      ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
SHARE                 VALUE               VALUE                 PAID DURING           VALUE                       PAID DURING
CLASS                (1/1/05)          (6/30/05)(1)             PERIOD(2,3)         (6/30/05)                     PERIOD(2,4)

  A            $        1,000.00      $     1,036.90            $      8.54       $     1,016.41                  $      8.45
  B                     1,000.00            1,033.80                  11.80             1,013.19                        11.68
  C                     1,000.00            1,033.80                  11.80             1,013.19                        11.68


(1)The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
   2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2)Expenses are equal to the Fund's annualized expense ratio (1.69%, 2.34%, and 2.34% for Class A, B, and C shares, respectively)
   multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12B-1 plan fees for Class A to 0.25%. The annualized expense ratio restated as if the agreement had been in effect throughout the entire most recent fiscal half year is 1.59% for the Class A shares.

(3)The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $8.03 for the Class A shares.

(4)The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $7.95 for the Class A shares.

====================================================================================================================================

                                                                                          [ARROW    For More Information Visit
                                                                                          BUTTON    AIMINVESTMENTS.COM
                                                                                          IMAGE]

AIM GLOBAL VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Funds Group     o The quality of services to be provided     o Fees relative to those of comparable
(the "Board") oversees the management of     by AIM. The Board reviewed the               funds with other advisors. The Board
AIM Global Value Fund (the "Fund") and,      credentials and experience of the            reviewed the advisory fee rate for the
as required by law, determines annually      officers and employees of AIM who will       Fund under the Advisory Agreement. The
whether to approve the continuance of the    provide investment advisory services to      Board compared effective contractual
Fund's advisory agreement with A I M         the Fund. In reviewing the qualifications    advisory fee rates at a common asset
Advisors, Inc. ("AIM"). Based upon the       of AIM to provide investment advisory        level and noted that the Fund's rate was
recommendation of the Investments            services, the Board reviewed the             below the median rate of the funds
Committee of the Board, which is             qualifications of AIM's investment           advised by other advisors with investment
comprised solely of independent trustees,    personnel and considered such issues as      strategies comparable to those of the
at a meeting held on June 30, 2005, the      AIM's portfolio and product review           Fund that the Board reviewed. The Board
Board, including all of the independent      process, various back office support         noted that AIM has agreed to waive
trustees, approved the continuance of the    functions provided by AIM and AIM's          advisory fees of the Fund and to limit
advisory agreement (the "Advisory            equity and fixed income trading              the Fund's total operating expenses, as
Agreement") between the Fund and AIM for     operations. Based on the review of these     discussed below. Based on this review,
another year, effective July 1, 2005.        and other factors, the Board concluded       the Board concluded that the advisory fee
                                             that the quality of services to be           rate for the Fund under the Advisory
   The Board considered the factors          provided by AIM was appropriate and that     Agreement was fair and reasonable.
discussed below in evaluating the            AIM currently is providing satisfactory
fairness and reasonableness of the           services in accordance with the terms of     o Expense limitations and fee waivers.
Advisory Agreement at the meeting on June    the Advisory Agreement.                      The Board noted that AIM has
30, 2005 and as part of the Board's                                                       contractually agreed to waive advisory
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    fees of the Fund through June 30, 2006 to
deliberations, the Board and the             comparable funds. The Board reviewed the     the extent necessary so that the advisory
independent trustees did not identify any    performance of the Fund during the past      fees payable by the Fund do not exceed a
particular factor that was controlling,      one and three calendar years against the     specified maximum advisory fee rate,
and each trustee attributed different        performance of funds advised by other        which maximum rate includes breakpoints
weights to the various factors.              advisors with investment strategies          and is based on net asset levels. The
                                             comparable to those of the Fund. The         Board considered the contractual nature
   One of the responsibilities of the        Board noted that the Fund's performance      of this fee waiver and noted that it
Senior Officer of the Fund, who is           for the three year period was above the      remains in effect until June 30, 2006.
independent of AIM and AIM's affiliates,     median performance of such comparable        The Board noted that AIM has
is to manage the process by which the        funds and below such median performance      contractually agreed to waive fees and/or
Fund's proposed management fees are          for the one year period. Based on this       limit expenses of the Fund through
negotiated to ensure that they are           review, the Board concluded that no          December 31, 2005 in an amount necessary
negotiated in a manner which is at arm's     changes should be made to the Fund and       to limit total annual operating expenses
length and reasonable. To that end, the      that it was not necessary to change the      to a specified percentage of average
Senior Officer must either supervise a       Fund's portfolio management team at this     daily net assets for each class of the
competitive bidding process or prepare an    time.                                        Fund. The Board considered the
independent written evaluation. The                                                       contractual nature of this fee
Senior Officer has recommended an            o The performance of the Fund relative to    waiver/expense limitation and noted that
independent written evaluation in lieu of    indices. The Board reviewed the              it remains in effect until December 31,
a competitive bidding process and, upon      performance of the Fund during the past      2005. The Board considered the effect
the direction of the Board, has prepared     one and three calendar years against the     these fee waivers/expense limitations
such an independent written evaluation.      performance of the Lipper Global             would have on the Fund's estimated
Such written evaluation also considered      Multi-Cap Value Index. The Board noted       expenses and concluded that the levels of
certain of the factors discussed below.      that the Fund's performance for the          fee waivers/expense limitations for the
In addition, as discussed below, the         three-year period was above the              Fund were fair and reasonable.
Senior Officer made certain                  performance of such Index and comparable
recommendations to the Board in              to the Index performance for the one year    o Breakpoints and economies of scale. The
connection with such written evaluation.     period. Based on this review, the Board      Board reviewed the structure of the
                                             concluded that no changes should be made     Fund's advisory fee under the Advisory
   The discussion below serves as a          to the Fund and that it was not necessary    Agreement, noting that it includes one
summary of the Senior Officer's              to change the Fund's portfolio management    breakpoint. The Board reviewed the level
independent written evaluation and           team at this time.                           of the Fund's advisory fees, and noted
recommendations to the Board in                                                           that such fees, as a percentage of the
connection therewith, as well as a           o Meeting with the Fund's portfolio          Fund's net assets, would decrease as net
discussion of the material factors and       managers and investment personnel. With      assets increase because the Advisory
the conclusions with respect thereto that    respect to the Fund, the Board is meeting    Agreement includes a breakpoint. The
formed the basis for the Board's approval    periodically with such Fund's portfolio      Board noted that, due to the Fund's
of the Advisory Agreement. After             managers and/or other investment             current asset levels and the way in which
consideration of all of the factors below    personnel and believes that such             the advisory fee breakpoints have been
and based on its informed business           individuals are competent and able to        structured, the Fund has yet to benefit
judgment, the Board determined that the      continue to carry out their                  from the breakpoint. The Board noted that
Advisory Agreement is in the best            responsibilities under the Advisory          AIM has contractually agreed to waive
interests of the Fund and its                Agreement.                                   advisory fees of the Fund through June
shareholders and that the compensation to                                                 30, 2006 to the extent necessary so that
AIM under the Advisory Agreement is fair     o Overall performance of AIM. The Board      the advisory fees payable by the Fund do
and reasonable and would have been           considered the overall performance of AIM    not exceed a specified maximum advisory
obtained through arm's length                in providing investment advisory and         fee rate, which maximum rate includes
negotiations.                                portfolio administrative services to the     breakpoints and is based on net asset
                                             Fund and concluded that such performance     levels. The Board concluded that the
o The nature and extent of the advisory      was satisfactory.                            Fund's fee levels under the Advisory
services to be provided by AIM. The Board                                                 Agreement therefore would reflect
reviewed the services to be provided by      o Fees relative to those of clients of       economies of scale at higher asset levels
AIM under the Advisory Agreement. Based      AIM with comparable investment               and that it was not necessary to change
on such review, the Board concluded that     strategies. The Board noted that AIM does    the advisory fee breakpoints in the
the range of services to be provided by      not serve as an advisor to other mutual      Fund's advisory fee schedule.
AIM under the Advisory Agreement was         funds or other clients with investment
appropriate and that AIM currently is        strategies comparable to those of the
providing services in accordance with the    Fund.
terms of the Advisory Agreement.                                                                                        (continued)

AIM GLOBAL VALUE FUND


o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements (collectively, "cash            arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM            and/or other funds advised by AIM are
pursuant to the terms of an SEC exemptive    used to pay for research and execution
order. The Board found that the Fund may     services. This research is used by AIM in
realize certain benefits upon investing      making investment decisions for the Fund.
cash balances in AIM advised money market    The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to       obligations under the Advisory Agreement,
the extent the Fund invests in affiliated    and concluded that AIM has the financial
money market funds, AIM has voluntarily      resources necessary to fulfill its
agreed to waive a portion of the advisory    obligations under the Advisory Agreement.
fees it receives from the Fund
attributable to such investment. The         o Historical relationship between the
Board further determined that the            Fund and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the prior
lending Fund is in the best interests of     relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with       relationship, in part, because of such
the securities lending program in the        knowledge. The Board also reviewed the
money market funds according to the          general nature of the non-investment
procedures is in the best interests of       advisory services currently performed by
the lending Fund and its respective          AIM and its affiliates, such as
shareholders.                                administrative, transfer agency and
                                             distribution services, and the fees
o Independent written evaluation and         received by AIM and its affiliates for
recommendations of the Fund's Senior         performing such services. In addition to
Officer. The Board noted that, upon their    reviewing such services, the trustees
direction, the Senior Officer of the Fund    also considered the organizational
had prepared an independent written          structure employed by AIM and its
evaluation in order to assist the Board      affiliates to provide those services.
in determining the reasonableness of the     Based on the review of these and other
proposed management fees of the AIM          factors, the Board concluded that AIM and
Funds, including the Fund. The Board         its affiliates were qualified to continue
noted that the Senior Officer's written      to provide non-investment advisory
evaluation had been relied upon by the       services to the Fund, including
Board in this regard in lieu of a            administrative, transfer agency and
competitive bidding process. In              distribution services, and that AIM and
determining whether to continue the          its affiliates currently are providing
Advisory Agreement for the Fund, the         satisfactory non-investment advisory
Board considered the Senior Officer's        services.
written evaluation and the recommendation
made by the Senior Officer to the Board      o Other factors and current trends. In
that the Board consider implementing a       determining whether to continue the
process to assist them in more closely       Advisory Agreement for the Fund, the
monitoring the performance of the AIM        Board considered the fact that AIM, along
Funds. The Board concluded that it would     with others in the mutual fund industry,
be advisable to implement such a process     is subject to regulatory inquiries and
as soon as reasonably practicable.           litigation related to a wide range of
                                             issues. The Board also considered the
o Profitability of AIM and its               governance and compliance reforms being
affiliates. The Board reviewed               undertaken by AIM and its affiliates,
information concerning the profitability     including maintaining an internal
of AIM's (and its affiliates') investment    controls committee and retaining an
advisory and other activities and its        independent compliance consultant, and
financial condition. The Board considered    the fact that AIM has undertaken to cause
the overall profitability of AIM, as well    the Fund to operate in accordance with
as the profitability of AIM in connection    certain governance policies and
with managing the Fund. The Board noted      practices. The Board concluded that these
that AIM's operations remain profitable,     actions indicated a good faith effort on
although increased expenses in recent        the part of AIM to adhere to the highest
years have reduced AIM's profitability.      ethical standards, and determined that
Based on the review of the profitability     the current regulatory and litigation
of AIM's and its affiliates' investment      environment to which AIM is subject
advisory and other activities and its        should not prevent the Board from
financial condition, the Board concluded     continuing the Advisory Agreement for the
that the compensation to be paid by the      Fund.
Fund to AIM under its Advisory Agreement
was not excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-43.84%

AUSTRALIA-1.01%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                       55,000   $    751,462
------------------------------------------------------------------------
Flight Centre Ltd. (Hotels, Resorts & Cruise
  Lines)(a)                                        48,705        517,783
========================================================================
                                                               1,269,245
========================================================================

CANADA-14.18%

ACE Aviation Holdings Inc.-Class A
  (Airlines)(b)                                    14,100        458,588
------------------------------------------------------------------------
Aeroplan Income Fund (Airport Services)
  (Acquired 06/23/05; Cost $112,610)(b)(c)(d)      13,900        133,867
------------------------------------------------------------------------
AGF Management Ltd.-Class B (Other
  Diversified Financial Services)                  75,000      1,034,483
------------------------------------------------------------------------
Barrick Gold Corp. (Gold)                          41,000      1,026,230
------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Homefurnishing
  Retail)                                         131,900      1,452,219
------------------------------------------------------------------------
Cameco Corp. (Coal & Consumable Fuels)             39,900      1,779,665
------------------------------------------------------------------------
E-L Financial Corp. Ltd. (Multi-Line
  Insurance)                                        2,512        818,027
------------------------------------------------------------------------
Energy Savings Income Fund (Gas Utilities)        133,100      1,901,041
------------------------------------------------------------------------
Fording Canadian Coal Trust (Diversified
  Metals & Mining)                                 21,600      1,977,627
------------------------------------------------------------------------
Kinross Gold Corp. (Gold)(b)                      200,000      1,224,240
------------------------------------------------------------------------
Placer Dome Inc. (Gold)                            88,300      1,351,255
------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                           48,600        932,136
------------------------------------------------------------------------
Stornoway Diamond Corp. (Precious Metals &
  Minerals)(b)                                    645,100        658,131
------------------------------------------------------------------------
Teck Cominco Ltd.-Class B (Diversified Metals
  & Mining)                                        39,700      1,339,480
------------------------------------------------------------------------
TimberWest Forest Corp. (Forest Products)(e)       44,200        531,374
------------------------------------------------------------------------
United Corps. Ltd. (Asset Management &
  Custody Banks)                                   10,000        411,345
------------------------------------------------------------------------
Westaim Corp. (The) (Industrial
  Conglomerates) (Acquired 06/02/03-08/19/04;
  Cost $632,188)(b)(c)                            275,700        850,558
========================================================================
                                                              17,880,266
========================================================================

FINLAND-1.73%

Nokia Oyj-ADR (Communications Equipment)           98,200      1,634,048
------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)(a)                28,400        543,582
========================================================================
                                                               2,177,630
========================================================================

GERMANY-0.74%

Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)(a)                                20,700        938,805
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


HONG KONG-2.03%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(a)                    162,000   $  1,571,266
------------------------------------------------------------------------
Henderson Land Development Co. Ltd. (Real
  Estate Management & Development)(a)             207,000        986,271
========================================================================
                                                               2,557,537
========================================================================

JAPAN-9.54%

Brother Industries, Ltd. (Office
  Electronics)(a)                                 118,000      1,078,474
------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)(a)                                25,400      1,247,511
------------------------------------------------------------------------
Meitec Corp. (Diversified Commercial &
  Professional Services)(a)                        78,800      2,414,646
------------------------------------------------------------------------
Nipponkoa Insurance Co., Ltd. (Property &
  Casualty Insurance)(a)                          133,000        860,856
------------------------------------------------------------------------
Olympus Corp. (Health Care Equipment)(a)          133,000      2,544,377
------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(a)                             32,200      1,592,219
------------------------------------------------------------------------
Toyota Industries Corp. (Auto Parts &
  Equipment)(a)                                    84,500      2,296,839
========================================================================
                                                              12,034,922
========================================================================

MEXICO-0.22%

Grupo Aeroportuario del Sureste S.A. de
  C.V.-ADR (Airport Services)                       8,700        277,095
========================================================================

NETHERLANDS-4.17%

Akzo Nobel N.V. (Diversified Chemicals)(a)         37,200      1,462,899
------------------------------------------------------------------------
Heineken N.V. (Brewers)(a)                         59,300      1,829,508
------------------------------------------------------------------------
Hunter Douglas N.V. (Home
  Furnishings)(b)(d)(f)                            27,500      1,375,483
------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)(a)              23,500        594,444
========================================================================
                                                               5,262,334
========================================================================

NEW ZEALAND-1.37%

Telecom Corp. of New Zealand Ltd. (Integrated
  Telecommunication Services)(a)                  412,200      1,724,533
========================================================================

PERU-0.75%

Compania de Minas Buenaventura S.A.A.-ADR
  (Precious Metals & Materials)                    41,000        942,590
========================================================================

SWITZERLAND-0.62%

Nestle S.A. (Packaged Foods & Meats)(a)             3,050        779,040
========================================================================

UNITED KINGDOM-7.48%

Diageo PLC (Distillers & Vintners)(a)              69,654      1,024,680
------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)          30,100      1,460,151
------------------------------------------------------------------------
HSBC Holdings PLC (Diversified Banks)(a)           25,000        397,564
------------------------------------------------------------------------
Man Group PLC (Asset Management & Custody
  Banks)(a)                                        52,161      1,347,660
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Pan-Ocean Energy Corp. Ltd. (Oil & Gas
  Exploration & Production)(b)                    120,500   $  2,679,963
------------------------------------------------------------------------
Severn Trent PLC (Water Utilities)(a)              76,353      1,387,984
------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)(a)           65,000        625,333
------------------------------------------------------------------------
Xstrata PLC (Diversified Metals & Mining)(a)       26,806        515,615
========================================================================
                                                               9,438,950
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $49,671,491)                            55,282,947
========================================================================
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-30.47%

APPAREL RETAIL-1.44%

Talbots, Inc. (The)                                55,800      1,811,826
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.29%

Jones Apparel Group, Inc.                          52,500      1,629,600
========================================================================

BROADCASTING & CABLE TV-0.95%

Liberty Media Corp.-Class A(b)                    118,000      1,202,420
========================================================================

DIVERSIFIED BANKS-0.80%

Wells Fargo & Co.                                  16,400      1,009,912
========================================================================

HEALTH CARE FACILITIES-1.69%

HealthSouth Corp.(b)                              381,400      2,135,840
========================================================================

HOME FURNISHINGS-2.38%

Ethan Allen Interiors Inc.                         89,500      2,999,145
========================================================================

INTEGRATED OIL & GAS-0.65%

Murphy Oil Corp.                                   15,600        814,788
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.41%

ALLTEL Corp.                                       17,500      1,089,900
------------------------------------------------------------------------
CenturyTel, Inc.                                   20,000        692,600
========================================================================
                                                               1,782,500
========================================================================

INVESTMENT BANKING & BROKERAGE-0.17%

Merrill Lynch & Co., Inc.                           3,800        209,038
========================================================================

MOVIES & ENTERTAINMENT-0.53%

Walt Disney Co. (The)                              26,600        669,788
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.63%

BP Prudhoe Bay Royalty Trust                       11,000        787,270
========================================================================

PACKAGED FOODS & MEATS-1.02%

Lancaster Colony Corp.                             29,900      1,283,308
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


PHARMACEUTICALS-1.51%

Merck & Co. Inc.                                   46,600   $  1,435,280
------------------------------------------------------------------------
Schering-Plough Corp.                              24,700        470,782
========================================================================
                                                               1,906,062
========================================================================

RAILROADS-0.83%

Union Pacific Corp.                                16,200      1,049,760
========================================================================

REAL ESTATE-0.89%

Rayonier Inc.                                      21,160      1,122,115
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.51%

Tejon Ranch Co.(b)                                 12,500        643,375
========================================================================

REGIONAL BANKS-1.85%

Commerce Bancshares, Inc.                           4,515        227,601
------------------------------------------------------------------------
North Fork Bancorp., Inc.                          75,050      2,108,154
========================================================================
                                                               2,335,755
========================================================================

SOFT DRINKS-1.40%

Coca-Cola Co. (The)                                42,400      1,770,200
========================================================================

SYSTEMS SOFTWARE-2.47%

Microsoft Corp.                                   125,200      3,109,968
========================================================================

THRIFTS & MORTGAGE FINANCE-8.05%

Brookline Bancorp, Inc.                           133,400      2,169,084
------------------------------------------------------------------------
Independence Community Bank Corp.                  64,300      2,374,599
------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                      137,300      1,929,065
------------------------------------------------------------------------
Washington Mutual, Inc.                            72,400      2,945,956
------------------------------------------------------------------------
WSFS Financial Corp.                               13,300        727,643
========================================================================
                                                              10,146,347
========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $36,687,849)                     38,419,017
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY NOTES-1.19%

1.50%, 07/31/05                                $  500,000        500,102
------------------------------------------------------------------------
2.00%, 08/31/05(g)                                500,000        499,005
------------------------------------------------------------------------
1.63%, 09/30/05(g)                                500,000        498,065
========================================================================
    Total U.S. Treasury Notes (Cost
      $1,501,066)                                              1,497,172
========================================================================

REPURCHASE AGREEMENTS-1.59%

Barclays Capital Inc.-New York Branch (United
  Kingdom) 3.35%, 07/01/05 (Cost
  $2,000,000)(h)                                2,000,000      2,000,000
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-21.63%

Liquid Assets Portfolio-Institutional
  Class(i)                                     13,637,656   $ 13,637,656
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)    13,637,656     13,637,656
========================================================================
    Total Money Market Funds (Cost
      $27,275,311)                                            27,275,312
========================================================================
TOTAL INVESTMENTS-98.72% (Cost $117,135,717)                 124,474,448
========================================================================
OTHER ASSETS LESS LIABILITIES-1.28%                            1,615,613
========================================================================
NET ASSETS-100.00%                                          $126,090,061
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $29,033,351, which represented 23.32% of the Fund's Total Investments. See Note 1A.
(b)  Non-Income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $984,425, which represented 0.78% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at June 30, 2005 was $1,509,350, which represented 1.21% of the Fund's Total Investments. See Note 1A.
(e) Each unit represents one common share, one hundred preferred shares and one subordinate note receipt.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The market value of this security considered illiquid at June 30, 2005 represented 1.09% of the Fund's Net Assets.
(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $997,070, which represented 0.80% of the Fund's Total Investments. See Note 1A.
(h) Joint repurchase agreement entered into 06/30/05 with an aggregate maturing value of $849,665,031. Collateralized by $874,412,922, U.S. Government obligations, 0% to 6.02% due 08/02/05 to 03/03/25 with an aggregate market value at June 30, 2005 of $866,577,691. The amount to be received upon repurchase by the Fund is $2,000,186.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $89,860,405)                                 $ 97,199,136
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $27,275,312)                             27,275,312
===========================================================
    Total investments (cost $117,135,717)       124,474,448
===========================================================
Foreign currencies, at market value (cost
  $372,092)                                         373,907
-----------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                   3,262
-----------------------------------------------------------
  Fund shares sold                                1,015,205
-----------------------------------------------------------
  Dividends and interest                            255,259
-----------------------------------------------------------
  Foreign currency contracts outstanding            439,039
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               14,287
-----------------------------------------------------------
Other assets                                         19,595
===========================================================
    Total assets                                126,595,002
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             113,446
-----------------------------------------------------------
  Fund shares reacquired                            246,344
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 15,046
-----------------------------------------------------------
Accrued distribution fees                            63,343
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              115
-----------------------------------------------------------
Accrued transfer agent fees                          21,940
-----------------------------------------------------------
Accrued operating expenses                           44,707
===========================================================
    Total liabilities                               504,941
===========================================================
Net assets applicable to shares outstanding    $126,090,061
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $115,304,490
-----------------------------------------------------------
Undistributed net investment income                  87,723
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  foreign currency contracts and option
  contracts                                       2,920,298
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                              7,777,550
===========================================================
                                               $126,090,061
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 68,683,263
___________________________________________________________
===========================================================
Class B                                        $ 39,918,966
___________________________________________________________
===========================================================
Class C                                        $ 17,487,832
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           4,986,887
___________________________________________________________
===========================================================
Class B                                           2,966,372
___________________________________________________________
===========================================================
Class C                                           1,298,625
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.77
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.77 divided by
      94.50%)                                  $      14.57
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.46
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.47
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $69,594)         $  914,269
------------------------------------------------------------------------
Dividends from affiliated money market funds                     254,742
------------------------------------------------------------------------
Interest                                                          33,649
========================================================================
    Total investment income                                    1,202,660
========================================================================

EXPENSES:

Advisory fees                                                    401,611
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    21,853
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         88,589
------------------------------------------------------------------------
  Class B                                                        155,887
------------------------------------------------------------------------
  Class C                                                         63,485
------------------------------------------------------------------------
Transfer agent fees                                              129,766
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          7,642
------------------------------------------------------------------------
Other                                                             72,406
========================================================================
    Total expenses                                               966,034
========================================================================
Less: Fees waived and expense offset arrangement                 (27,220)
========================================================================
    Net expenses                                                 938,814
========================================================================
Net investment income                                            263,846
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        2,740,419
------------------------------------------------------------------------
  Foreign currencies                                              11,872
------------------------------------------------------------------------
  Foreign currency contracts                                     229,139
------------------------------------------------------------------------
  Option contracts written                                       (14,824)
========================================================================
                                                               2,966,606
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         (542,872)
------------------------------------------------------------------------
  Foreign currencies                                              (1,999)
------------------------------------------------------------------------
  Foreign currency contracts                                     439,039
------------------------------------------------------------------------
  Option contracts written                                        12,101
========================================================================
                                                                 (93,731)
========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and option contracts              2,872,875
========================================================================
Net increase in net assets resulting from operations          $3,136,721
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    263,846    $   (85,059)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and option
    contracts                                                    2,966,606      2,016,014
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and option contracts                        (93,731)     5,419,639
==========================================================================================
    Net increase in net assets resulting from operations         3,136,721      7,350,594
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (71,026)
------------------------------------------------------------------------------------------
  Class B                                                               --         (7,630)
------------------------------------------------------------------------------------------
  Class C                                                               --         (3,042)
==========================================================================================
    Total distributions from net investment income                      --        (81,698)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (1,209,975)
------------------------------------------------------------------------------------------
  Class B                                                               --       (845,773)
------------------------------------------------------------------------------------------
  Class C                                                               --       (337,438)
==========================================================================================
    Total distributions from net realized gains                         --     (2,393,186)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (2,474,884)
==========================================================================================
Share transactions-net:
  Class A                                                       30,859,610     24,355,657
------------------------------------------------------------------------------------------
  Class B                                                       14,262,103     15,906,396
------------------------------------------------------------------------------------------
  Class C                                                        7,043,572      6,451,669
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               52,165,285     46,713,722
==========================================================================================
    Net increase in net assets                                  55,302,006     51,589,432
==========================================================================================

NET ASSETS:

  Beginning of period                                           70,788,055     19,198,623
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $87,723 and $(176,123), respectively)    $126,090,061    $70,788,055
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

G. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on all share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
___________________________________________________________________
===================================================================


    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.90%, 2.65% and 2.65% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $25,955.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $129,766.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B and Class C shares paid $88,589, $155,887 and $63,485, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2005, ADI advised the Fund that it retained $46,825 in front-end sales commissions from the sale of Class A shares and $2, $10,474 and $664 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

                                                                      UNREALIZED
                 MARKET VALUE       PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND       REALIZED
FUND               12/31/04          AT COST        FROM SALES      (DEPRECIATION)      06/30/05        INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-      $ 7,712,432      $16,755,269     $(10,830,045)        $  --          $13,637,656     $126,732         $  --
  Institutional
    Class
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-        7,712,432       16,755,269      (10,830,045)           --           13,637,656      128,010            --
  Institutional
    Class
=================================================================================================================================
  Total           $15,424,864      $33,510,538     $(21,660,090)        $  --          $27,275,312     $254,742         $  --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in a reduction of the Fund's total expenses of $1,265.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,093 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--FOREIGN CURRENCY CONTRACTS

                            OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------
                                             CONTRACT TO                                 UNREALIZED
                                    ------------------------------                      APPRECIATION
SETTLEMENT DATE      CURRENCY          DELIVER          RECEIVE           VALUE        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
                   British Pound
08/18/05           Sterling            1,925,000      $ 3,522,365      $ 3,443,014       $  79,351
-----------------------------------------------------------------------------------------------------
08/18/05           Euro                3,650,000        4,618,680        4,425,348         193,332
-----------------------------------------------------------------------------------------------------
08/18/05           Japanese Yen      856,300,000        8,027,083        7,757,893         269,190
-----------------------------------------------------------------------------------------------------
                   Canadian
09/28/05           Dollars            16,200,000       13,149,350       13,252,184        (102,834)
=====================================================================================================
                                                      $29,317,478      $28,878,439       $ 439,039
_____________________________________________________________________________________________________
=====================================================================================================

NOTE 8--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                              433       $ 81,729
-----------------------------------------------------------------------------------
Closed                                                          (183)       (28,730)
-----------------------------------------------------------------------------------
Exercised                                                       (250)       (52,999)
===================================================================================
End of period                                                     --       $     --
___________________________________________________________________________________
===================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

VALUE FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $61,549,715 and $18,432,389, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 9,346,518
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,196,971)
===============================================================================
Net unrealized appreciation of investment securities              $ 7,149,547
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $117,324,901.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                         CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2005             DECEMBER 31, 2004
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,706,325    $36,785,833    2,289,921    $28,913,537
------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,337,609     17,793,218    1,514,229     18,647,078
------------------------------------------------------------------------------------------------------------------
  Class C                                                       668,599      8,897,190      618,798      7,563,706
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --             --       95,009      1,238,925
------------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --       62,110        794,388
------------------------------------------------------------------------------------------------------------------
  Class C                                                            --             --       24,725        316,475
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        62,771        853,748       60,173        757,419
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (64,167)      (853,748)     (61,312)      (757,419)
==================================================================================================================
Reacquired:(b)
  Class A                                                      (499,021)    (6,779,971)    (518,218)    (6,554,224)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (201,790)    (2,677,367)    (231,753)    (2,777,651)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (138,882)    (1,853,618)    (121,102)    (1,428,512)
==================================================================================================================
                                                              3,871,444    $52,165,285    3,732,580    $46,713,722
__________________________________________________________________________________________________________________
==================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 9% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b) Amount is net of redemption fees of $2,713, $1,621 and $672 for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2005 and $1,773, $1,289 and $566 for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

VALUE FUND


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                                                                DECEMBER 29, 2000
                                                SIX MONTHS                                                      (DATE OPERATIONS
                                                  ENDED                    YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                 JUNE 30,        -------------------------------------------      DECEMBER 31,
                                                   2005           2004             2003      2002      2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 13.28         $ 11.74          $ 9.05    $9.85     $10.00         $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      0.06(a)         0.01(a)(b)      0.01(a) (0.11)(a) (0.05)(a)          --
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.43            2.04            2.89    (0.69)    (0.10)             --
=================================================================================================================================
    Total from investment operations                0.49            2.05            2.90    (0.80)    (0.15)             --
=================================================================================================================================
Less distributions:
  Dividends from net investment income                --           (0.03)          (0.09)   (0.00)    (0.00)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --           (0.48)          (0.12)      --        --              --
=================================================================================================================================
    Total distributions                               --           (0.51)          (0.21)   (0.00)    (0.00)             --
=================================================================================================================================
Redemptions fees added to beneficial interest       0.00            0.00              --       --        --              --
=================================================================================================================================
Net asset value, end of period                   $ 13.77         $ 13.28          $11.74    $9.05     $9.85          $10.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     3.69%          17.50%          32.15%   (8.08)%   (1.49)%            --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $68,683         $36,092          $9,270    $6,321    $8,725         $1,110
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  1.69%(d)        2.00%           2.00%    2.00%     1.91%           1.80%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.74%(d)        2.20%           3.12%    2.75%     4.44%          76.90%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                0.86%(d)        0.10%(b)        0.14%   (1.16)%   (0.52)%          3.91%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                            25%            129%            372%     101%      168%             --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.02) and (0.14)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $51,041,954.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

VALUE FUND

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                                                  JANUARY 2, 2001
                                                      SIX MONTHS                                                    (DATE SALES
                                                        ENDED                YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                       JUNE 30,        ------------------------------------        DECEMBER 31,
                                                         2005           2004             2003         2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 13.02         $ 11.57          $ 8.94       $ 9.79           $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            0.01(a)        (0.07)(a)(b)    (0.05)(a)    (0.17)(a)        (0.11)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.43            2.00            2.83        (0.68)           (0.10)
=================================================================================================================================
    Total from investment operations                      0.44            1.93            2.78        (0.85)           (0.21)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      --           (0.00)          (0.03)          --            (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --           (0.48)          (0.12)          --               --
=================================================================================================================================
    Total distributions                                     --           (0.48)          (0.15)          --            (0.00)
=================================================================================================================================
Redemptions fees added to beneficial interest             0.00            0.00              --           --               --
=================================================================================================================================
Net asset value, end of period                         $ 13.46         $ 13.02          $11.57       $ 8.94           $ 9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           3.38%          16.77%          31.26%       (8.68)%          (2.09)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $39,919         $24,675          $7,075       $4,624           $3,613
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          2.34%(d)        2.65%           2.65%        2.65%            2.57%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       2.39%(d)        2.85%           3.77%        3.40%            5.10%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  0.21%(d)       (0.55)%(b)      (0.51)%      (1.81)%          (1.18)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  25%            129%            372%         101%             168%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $31,435,781.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

VALUE FUND

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                                                                                 JANUARY 11, 2001
                                                     SIX MONTHS                                                    (DATE SALES
                                                       ENDED                YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                      JUNE 30,        ------------------------------------         DECEMBER 31,
                                                        2005           2004             2003         2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 13.03         $ 11.58          $ 8.94       $ 9.79            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.01(a)        (0.07)(a)(b)    (0.05)(a)    (0.17)(a)         (0.11)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.43            2.00            2.84        (0.68)            (0.10)
=================================================================================================================================
    Total from investment operations                     0.44            1.93            2.79        (0.85)            (0.21)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     --           (0.00)          (0.03)          --             (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --           (0.48)          (0.12)          --                --
=================================================================================================================================
    Total distributions                                    --           (0.48)          (0.15)          --             (0.00)
=================================================================================================================================
Redemptions fees added to beneficial interest            0.00            0.00              --           --                --
=================================================================================================================================
Net asset value, end of period                        $ 13.47         $ 13.03          $11.58       $ 8.94            $ 9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                          3.38%          16.75%          31.37%       (8.68)%           (2.09)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $17,488         $10,021          $2,853       $1,850            $1,312
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         2.34%(d)        2.65%           2.65%        2.65%             2.57%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      2.39%(d)        2.85%           3.77%        3.40%             5.10%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             0.21%(d)       (0.55)%(b)      (0.51)%      (1.81)%           (1.18)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 25%            129%            372%         101%              168%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $12,802,090.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

VALUE FUND
OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

           DOMESTIC EQUITY AIM                      INTERNATIONAL/GLOBAL EQUITY                 FIXED INCOME

Aggressive Growth Fund                       AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)      Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                             Premier U.S. Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                    SECTOR EQUITY                  TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)        AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                   AIM Energy Fund(1)                           AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund(1)               AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                    AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)                                   AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)                      AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Technology Fund(1)                       AIM Growth Allocation Fund(9)
AIM Weingarten Fund                          AIM Utilities Fund(1)                        AIM Moderate Allocation Fund
                                                                                          AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                          AIM Moderately Conservative Allocation
                                                                                           Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

       If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.


AIMinvestments.com                 GLV-SAR-1            A I M Distributors, Inc.


                      [YOUR GOALS. OUR SOLUTIONS.] --Registered Trademark--
=========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management              --Registered Trademark--
                               Plans    Accounts
=========================================================================

                                                               AIM INTERNATIONAL
                                                              SMALL COMPANY FUND
                                Semiannual Report to Shareholders o June 30,2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM INTERNATIONAL SMALL COMPANY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          $200-$1,500 million dollars. It is            The Fund provides a complete list of its
                                             compiled by Morgan Stanley Capital            holdings four times in each fiscal year,
o Effective September 30, 2003, Class B      International.                                at the quarter-ends. For the second and
shares are not available as an                                                             fourth quarters, the lists appear in the
investment for retirement plans              o The unmanaged LIPPER INTERNATIONAL          Fund's semiannual and annual reports to
maintained pursuant to Section 401 of        SMALL/MID-CAP GROWTH FUND INDEX               shareholders. For the first and third
the Internal Revenue Code, including         represents an average of the performance      quarters, the Fund files the lists with
401(k) plans, money purchase pension         of the 10 largest international               the Securities and Exchange Commission
plans and profit sharing plans. Plans        small/mid-cap growth mutual funds             (SEC) on Form N-Q. The most recent list
that have existing accounts invested in      tracked by Lipper, Inc., an independent       of portfolio holdings is available at
Class B shares will continue to be           mutual fund performance monitor.              AIMinvestments.com. From our home
allowed to make additional purchases.                                                      page, click on Products & Performance,
                                             o The Fund is not managed to track the        then Mutual Funds, then Fund Overview.
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of any particular index,          Select your Fund from the drop-down menu
                                             including the indexes defined here, and       and click on Complete Quarterly
o International investing presents           consequently, the performance of the          Holdings. Shareholders can also look up
certain risks not associated with            Fund may deviate significantly from the       the Fund's Forms N-Q on the SEC's Web
investing solely in the United States.       performance of the indexes.                   site at sec.gov. And copies of the
These include risks relating to                                                            Fund's Forms N-Q may be reviewed and
fluctuations in the value of the U.S.        o A direct investment cannot be made in       copied at the SEC's Public Reference
dollar relative to the values of other       an index. Unless otherwise indicated,         Room at 450 Fifth Street, N.W.,
currencies, the custody arrangements         index results include reinvested              Washington, D.C. 20549-0102. You can
made for the Fund's foreign holdings,        dividends, and they do not reflect sales      obtain information on the operation of
differences in accounting, political         charges. Performance of an index of           the Public Reference Room, including
risks and the lesser degree of public        funds reflects fund expenses;                 information about duplicating fee
information required to be provided by       performance of a market index does not.       charges, by calling 1-202-942-8090 or
non-U.S. companies.                                                                        1-800-732-0330, or by electronic request
                                             OTHER INFORMATION                             at the following e-mail address:
o Investing in emerging markets involves                                                   publicinfo@sec.gov. The SEC file numbers
greater risk and potential reward than       o The returns shown in management's           for the Fund are 811-1540 and 2-27334.
investing in more established markets.       discussion of Fund performance are based
                                             on net asset values calculated for            A description of the policies and
o Investing in small and mid-size            shareholder transactions. Generally           procedures that the Fund uses to
companies involves risks not associated      accepted accounting principles require        determine how to vote proxies relating
with investing in more established           adjustments to be made to the net assets      to portfolio securities is available
companies, including business risk,          of the Fund at period end for financial       without charge, upon request, from our
significant stock price fluctuations and     reporting purposes, and as such, the net      Client Services department at
illiquidity.                                 asset values for shareholder                  800-959-4246 or on the AIM Web
                                             transactions and the returns based on         site, AIMinvestments.com. On the home
o The Fund is nondiversified, which          those net asset values may differ from        page, scroll down and click on AIM Funds
increases risks as well as potential         the net asset values and returns              Proxy Policy. The information is also
rewards.                                     reported in the Financial Highlights.         available on the SEC Web site, sec.gov.

ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this       Information regarding how the Fund voted
                                             report are generally according to the         proxies related to its portfolio
o The unmanaged MSCI Europe, Australasia     Global Industry Classification Standard,      securities during the 12 months ended
and the Far East Index (the MSCI             which was developed by and is the             June 30, 2005, is available at our Web
EAFE--Registered Trademark-- Index) is a     exclusive property and a service mark of      site. Go to AIMinvestments.com, access
group of foreign securities tracked by       Morgan Stanley Capital International          the About Us tab, click on Required
Morgan Stanley Capital International.        Inc. and Standard & Poor's.                   Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
o The unmanaged MSCI WORLD EX USA SMALL                                                    drop-down menu. The information is also
CAP INDEX measures securities in the                                                       available on the SEC Web site, sec.gov.
global developed markets excluding the
U.S with market capitalizations between                                                    ========================================
                                                                                           FUND NASDAQ SYMBOLS

                                                                                           Class A Shares                     IEGAX
                                                                                           Class B Shares                     IEGBX
                                                                                           Class C Shares                     IEGCX

                                                                                           ========================================


=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

Aiminvestments.com

AIM INTERNATIONAL SMALL COMPANY FUND

                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
[GRAHAM PHOTO]      Bruce Crockett, the independent Chair of the Board of
                    Trustees of the AIM Funds. We first introduced you to Mr.
                    Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
                    October.

                       Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a
                    valuable addition to the reports. The Board is charged with
ROBERT H. GRAHAM    looking out for the interests of shareholders, and Mr.
                    Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
[WILLIAMSON PHOTO]  manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly
MARK H. WILLIAMSON  outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ MARK H. WILLIAMSON

                    Robert H. Graham                     Mark H. Williamson
                    President & Vice Chair,              Chairman & President,
                    AIM Funds                            A I M Advisors, Inc.

                    August 10, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INTERNATIONAL SMALL COMPANY FUND


                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[CROCKETT PHOTO]       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT      Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    August 10, 2005

AIM INTERNATIONAL SMALL COMPANY FUND


MANAGEMENT'S DISCUSSION                                                                    We adhere to our investment process
OF FUND PERFORMANCE                                                                        regardless of the macroeconomic
                                                                                           environment. We seek to minimize stock
======================================================================================     specific risk by building a portfolio
                                                                                           that holds a variety of companies that
PERFORMANCE SUMMARY                                                                        have high earnings quality and
                                             ========================================      reasonable valuations.
Despite a strong U.S. dollar, which
produced a currency headwind for the         FUND VS. INDEXES                                  We do not hedge currencies because
Fund, we are pleased to report strong                                                      we believe currency exposure increases
performance by international small-cap       TOTAL RETURNS, 12/31/04-6/30/05,              the diversification benefit of
stocks and to provide shareholders with      EXCLUDING APPLICABLE SALES CHARGES. IF        international investing.
positive returns for the reporting           SALES CHARGES WERE INCLUDED, RETURNS
period. (Long-term Fund performance is       WOULD BE LOWER.                                  We believe disciplined sell decisions
presented on page 5.)                                                                      are a key determinant of successful
                                             Class A Shares                     7.30%      investing. We consider selling a stock
   We outperformed our broad market                                                        for any one of the following reasons:
index (the MSCI EAFE Index is                Class B Shares                     7.02
heavily-weighted in large-cap stocks) as                                                   o a company's fundamentals deteriorate
international small-cap stocks               Class C Shares                     6.96       or it posts disappointing earnings
significantly outperformed their
large-cap peers during the reporting         MSCI EAFE Index                               o a stock seems overvalued
period.                                      (Broad Market Index)              -1.17
                                                                                           o a more attractive opportunity is
   Compared with its style-specific          MSCI World ex USA Small Cap Index             presented
index, we believe strong stock selection     (Style-specific Index)             4.13
and our willingness and ability to                                                         MARKET CONDITIONS AND YOUR FUND
identify and purchase attractive stocks      Lipper International Small/
that are not                                 Mid-Cap Growth Fund Index                     In local currencies (i.e. euros, yen),
                                             (Peer Group Index)                 3.89       international markets rallied through
                                                                                           the first half of 2005. However, a
                                             SOURCE: LIPPER, INC.                          strong U.S. dollar, driven by interest
                                                                                           rate hikes and the rejection of the
                                             ========================================      European Union (EU) constitution in
                                                                                           France and the Netherlands, diminished
                                             followed by many analysts, gave the Fund      some of those gains for U.S.-based
                                             a competitive edge.                           investors.

=====================================================================================         Despite weaker foreign
                                                                                           currencies--which produced a drag on
HOW WE INVEST                                o strong cash flow generation                 Fund returns as we do not hedge
                                             (dividends, share buybacks)                   currencies--we produced a gain for our
We believe that earnings drive stock                                                       shareholders during the reporting
prices and that companies generating         o high return on invested capital             period. Indeed, international small-cap
substantial, repeatable, above average                                                     stocks posted strong returns even in
earnings growth should provide long-term     o reasonable prices with low valuations       U.S. dollar terms. For the reporting
growth of capital.                                                                         period, foreign small-cap stocks
                                                We use a systematic, stock-by-stock        outperformed most U.S. markets.
   Therefore, when selecting stocks for      approach, focusing on strengths of
your Fund we look for international          individual companies, rather than sector                                   (continued)
small-cap companies with the following       or country macroeconomic trends. Our
attributes:                                  goal is a well-diversified, reasonably
                                             priced, quality portfolio.
o accelerating earnings and revenues

===================================================================================================================================

TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*

1. Canada                       19.9%        By sector                                      1. Trican Well Service Ltd.
                                                                                               (Canada)                        2.1%
2. United Kingdom                9.6          1. Consumer Discretionary            29.3%
                                                                                            2. Koninklijke BAM Groep N.V.
3. Japan                         7.4          2. Industrials                       21.2        (Netherlands)                   2.0

4. France                        5.3          3. Financials                        14.9     3. Leica Geosystems A.G.
                                                                                               (Switzerland)                   1.7
5. Norway                        5.1          4. Information Technology             9.6
                                                                                            4. CrytoLogic Inc. (Canada)        1.7
                                              5. Energy                             8.7
TOTAL NET ASSETS      $496.0 MILLION                                                        5. Homeserve PLC (United Kingdom)  1.7
                                              6. Consumer Staples                   5.2
TOTAL NUMBER OF HOLDINGS*        129                                                        6. Andritz A.G. (Austria)          1.6
                                              7. Materials                          4.1
                                                                                            7. Bijou Brigitte Modische
                                              8. Health Care                        1.9        Accessoires A.G. (Germany)      1.6

                                              9. Telecommunication Services         0.5     8. Reitmans (Canada) Ltd.-Class A
                                                                                               (Canada)                        1.6
                                                 Money Market Funds Plus Other
                                                 Assets Less Liabilities            4.6     9. Sherritt International Corp.
                                                                                               (Canada)                        1.6
                                             The Fund's holdings are subject to
                                             change, and there is no assurance that        10. Techem A.G. (Germany)           1.4
                                             the Fund will continue to hold any
                                             particular security.

                                             *Excluding money market fund holdings.
===================================================================================================================================

AIM INTERNATIONAL SMALL COMPANY FUND

   We attribute the continued rally in       growth prospects and high cash                                    JASON T. HOLZER,
international small-cap stocks to            flow--exactly the type of attributes we            [HOLZER        Chartered Financial
compelling valuation levels.                 look for when selecting stocks for the              PHOTO]        Analyst, senior
International small-cap stocks trade at      portfolio. Other sectors that enhanced                            portfolio manager,
a substantial discount to both small-        Fund performance included energy (oil                             is lead manager of
and large-cap stocks in the U.S., which      reached more than $60 a barrel in June),      AIM International Small Company Fund
makes them an attractive diversification     industrials and information technology.       with respect to the Fund's European and
opportunity.                                                                               Canadian investments. Mr. Holzer joined
                                                We have few stock specific detractors      AIM in 1996. He received a B.A. in
   Strong performance from holdings          to report, all of which had relatively        quantitative economics and an M.S. in
across Europe and in Canada contributed      low weights in the portfolio. One stock       engineering-economic systems from
the most to fund performance. A              that detracted but which we still find        Stanford University.
difficult macroeconomic environment in       attractive is AKTIV KAPITAL.
Europe--low economic growth, high                                                                              BARRETT K. SIDES,
unemployment and weak domestic               o Norwegian based Aktiv Kapital, buys               [SIDES        senior portfolio
demand--belies price appreciation shown      and collects on sub-prime debt                      PHOTO]        manager, is lead
by European stocks and in particular our     portfolios. Amid a reduction in the                               manager of AIM
holdings. This disconnect between            growth of its new portfolio purchases,                            International Small
macroeconomic events and micro (stock        the company's stock fell as investors         Company Fund with respect to the Fund's
level) returns underscores our               called into question the company's            investments in Asia Pacific and Latin
investment philosophy: we focus on the       potential for growth going forward. We        America. He joined AIM in 1990. Mr.
strengths of companies, not                  see, however, a company that is still         Sides graduated with a B.S. in economics
macroeconomic trends.                        growing, albeit a little slower than in       from Bucknell University. He also
                                             the past and a management team that is        received a master's in international
          ONE ASPECT THAT                    disciplined and refuses to overpay for        business from the University of St.
      DIFFERENTIATES OUR FUND                portfolios. We continue to hold the           Thomas.
      FROM MANY OTHERS IS OUR                position, ignoring market noise that
     WILLINGNESS TO GO OFF THE               appears to be dissuading other                                    SHUXIN CAO,
        BEATEN PATH TO FIND                  investors.                                          [CAO          Chartered Financial
      UNDISCOVERED COMPANIES.                                                                    PHOTO]        Analyst, portfolio
                                             IN CLOSING                                                        manager, is manager
   One aspect that differentiates our                                                                          of AIM International
Fund from many others is our willingness     Given strong cash inflows into                Small Company Fund. He joined AIM in
to go off the beaten path to find            international funds in 2005, investors        1997. Mr. Cao graduated from Tianjin
undiscovered companies. Reitmans, a          are recognizing the merits of the asset       Foreign Language Institute with a B.A.
clothing retailer in Canada and a top        class and its diversification benefits.       in English. He also received an M.B.A.
contributor during the reporting period,     International small-cap stocks in             from Texas A&M University and is a
illustrates this concept. Although           particular offer an attractive                Certified Public Accountant.
Reitmans is Canada's largest ladies          alternative to U.S. stocks with lower
apparel specialty chain, the company         valuations and often higher dividend                              BORGE ENDRESEN,
does not have an active relationship         yields. Despite the currency headwind             [ENDRESEN       Chartered Financial
with many analysts.                          thus far in 2005, we are pleased to                 PHOTO]        Analyst, portfolio
                                             provide shareholders with positive Fund                           manager, is manager
   Asian holdings as a group did not         returns for the reporting period. We                              of AIM International
perform as well as stocks from other         thank you for your continued investment       Small Company Fund. He joined AIM in
regions--largely because Japanese and        in AIM International Small Company Fund.      1999 and graduated summa cum laude from
Chinese markets performed poorly.                                                          the University of Oregon with a B.S. in
However, CATCHER TECHNOLOGY, a               The views and opinions expressed in           finance. He also earned an M.B.A. from
manufacturer of alloy based casing for       management's discussion of Fund               The University of Texas at Austin.
Notebook computers and cell phone            performance are those of A I M Advisors,
handsets, proved a top contributor to        Inc. These views and opinions are                                 RICHARD NIELD,
Fund performance given its robust sales      subject to change at any time based on             [NIELD         Chartered Financial
growth. This Taiwanese company continues     factors such as market and economic                 PHOTO]        Analyst, portfolio
to gain market share in response to its      conditions. These views and opinions may                          manager, is manager
technological expertise and competitive      not be relied upon as investment advice                           of AIM International
cost-base.                                   or recommendations, or as an offer for a      Small Company Fund. Mr. Nield joined AIM
                                             particular security. The information is       in 2000. He earned a bachelor of
   Our largest sector exposure continued     not a complete analysis of every aspect       commerce degree in finance and
to be in consumer discretionary stocks.      of any market, country, industry,             international business from McGill
Stocks in this group often have              security or the Fund. Statements of fact      University in Montreal, Canada.
attractive valuations, good                  are from sources considered reliable,
                                             but A I M Advisors, Inc. makes no             Assisted by Asia Pacific/Latin America
                                             representation or warranty as to their        and Europe/Canada Team
                                             completeness or accuracy. Although
                                             historical performance is no guarantee
                                             of future results, these insights may
                                             help you understand our investment
                                             management philosophy.

                                                 See important Fund and index
                                                disclosures inside front cover.

AIM INTERNATIONAL SMALL COMPANY FUND

YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for periods ended June 30,2005,the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

========================================

AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT         5% BEGINNING AT THE TIME OF PURCHASE TO
                                             PAST PERFORMANCE AND CANNOT GUARANTEE         0% AT THE BEGINNING OF THE SEVENTH YEAR.
AS OF 6/30/05,INCLUDING APPLICABLE SALES     COMPARABLE FUTURE RESULTS; CURRENT            THE CDSC ON CLASS C SHARES IS 1% FOR THE
CHARGES                                      PERFORMANCE MAY BE LOWER OR HIGHER.           FIRST YEAR AFTER PURCHASE.
                                             PLEASE VISIT AIMINVESTMENTS.COM FOR THE
CLASS A SHARES                               MOST RECENT MONTH-END PERFORMANCE.               THE PERFORMANCE OF THE FUND'S SHARE
Inception (8/31/00)               11.27%     PERFORMANCE FIGURES REFLECT REINVESTED        CLASSES WILL DIFFER DUE TO DIFFERENT
 1 Year                           27.77      DISTRIBUTIONS, CHANGES IN NET ASSET           SALES CHARGE STRUCTURES AND CLASS
                                             VALUE AND THE EFFECT OF THE MAXIMUM           EXPENSES.
CLASS B SHARES                               SALES CHARGE UNLESS OTHERWISE STATED.
Inception (8/31/00)               11.57%     INVESTMENT RETURN AND PRINCIPAL VALUE            A REDEMPTION FEE OF 2% WILL BE
 1 Year                           29.36      WILL FLUCTUATE SO THAT YOU MAY HAVE A         IMPOSED ON CERTAIN REDEMPTIONS OR
                                             GAIN OR LOSS WHEN YOU SELL SHARES.            EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
CLASS C SHARES                                                                             OF PURCHASE. EXCEPTIONS TO THE
Inception (8/31/00)               11.83%        CLASS A SHARE PERFORMANCE REFLECTS         REDEMPTION FEE ARE LISTED IN THE FUND'S
 1 Year                           33.39      THE MAXIMUM 5.50% SALES CHARGE, AND           PROSPECTUS.
                                             CLASS B AND CLASS C SHARE PERFORMANCE
========================================     REFLECTS THE APPLICABLE CONTINGENT               HAD THE ADVISOR NOT WAIVED FEES
                                             DEFERRED SALES CHARGE (CDSC) FOR THE          AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             PERIOD INVOLVED. THE CDSC ON CLASS B          PERFORMANCE WOULD HAVE BEEN LOWER.
                                             SHARES DECLINES FROM

AIM INTERNATIONAL SMALL COMPANY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          expenses you paid for the period. You
costs, which may include sales charges       multiply the result by the number in the      may use this information to compare the
(loads) on purchase payments; contingent     table under the heading entitled "Actual      ongoing costs of investing in the Fund
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      and other funds. To do so, compare this
and redemption fees, if any; and (2)         the expenses you paid on your account         5% hypothetical example with the 5%
ongoing costs, including management          during this period.                           hypothetical examples that appear in the
fees; distribution and/or service fees                                                     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                              Please note that the expenses shown
understand your ongoing costs (in                                                          in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                 ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account        any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based        charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and        contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's      any. Therefore, the hypothetical
January 1, 2005, through June 30, 2005.      actual return. The Fund's actual              information is useful in comparing
                                             cumulative total returns at net asset         ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months       you determine the relative total costs
                                             ended June 30, 2005, appear in the table      of owning different funds. In addition,
The table below provides information         "Fund vs. Indexes" on page 3.                 if these transactional costs were
about actual account values and actual                                                     included, your costs would have been
expenses. You may use the information in                                                   higher.
this table, together with the amount you
invested, to estimate the

===================================================================================================================================

                                                        ACTUAL                                HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING ACCOUNT        ENDING ACCOUNT            EXPENSES         ENDING ACCOUNT                   EXPENSES
SHARE            VALUE                    VALUE               PAID DURING           VALUE                       PAID DURING
CLASS           (1/1/05)              (6/30/05)(1)           PERIOD(2),(3)        (6/30/05)                    PERIOD(2),(4)
A              $1,000.00               $1,073.00                $ 8.38            $1,016.71                        $ 8.15
B               1,000.00                1,070.20                 12.06             1,013.14                         11.73
C               1,000.00                1,069.60                 12.06             1,013.14                         11.73

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through
    June 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.63%, 2.35% and 2.35% for Class A, B and C shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is
    1.60% for the Class A shares.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $8.22 for the Class A shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $8.00 for the Class A shares.

===================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON      For More Information Visit
                                                                                           IMAGE]           AIMinvestments.com

AIM INTERNATIONAL SMALL COMPANY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Funds Group     o The quality of services to be provided      o Fees relative to those of comparable
(the "Board") oversees the management of     by AIM. The Board reviewed the                funds with other advisors. The Board
AIM International Small Company Fund         credentials and experience of the             reviewed the advisory fee rate for the
(the "Fund") and, as required by law,        officers and employees of AIM who will        Fund under the Advisory Agreement. The
determines annually whether to approve       provide investment advisory services to       Board compared effective contractual
the continuance of the Fund's advisory       the Fund. In reviewing the                    advisory fee rates at a common asset
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              level and noted that the Fund's rate was
("AIM"). Based upon the recommendation       investment advisory services, the Board       comparable to the median rate of the
of the Investments Committee of the          reviewed the qualifications of AIM's          funds advised by other advisors with
Board, which is comprised solely of          investment personnel and considered such      investment strategies comparable to
independent trustees, at a meeting held      issues as AIM's portfolio and product         those of the Fund that the Board
on June 30, 2005, the Board, including       review process, various back office           reviewed. The Board noted that AIM has
all of the independent trustees,             support functions provided by AIM and         agreed to waive advisory fees of the
approved the continuance of the advisory     AIM's equity and fixed income trading         Fund and to limit the Fund's total
agreement (the "Advisory Agreement")         operations. Based on the review of these      operating expenses, as discussed below.
between the Fund and AIM for another         and other factors, the Board concluded        Based on this review, the Board
year, effective July 1, 2005.                that the quality of services to be            concluded that the advisory fee rate for
                                             provided by AIM was appropriate and that      the Fund under the Advisory Agreement
   The Board considered the factors          AIM currently is providing satisfactory       was fair and reasonable.
discussed below in evaluating the            services in accordance with the terms of
fairness and reasonableness of the           the Advisory Agreement.                       o Expense limitations and fee waivers.
Advisory Agreement at the meeting on                                                       The Board noted that AIM has
June 30, 2005 and as part of the Board's     o The performance of the Fund relative        contractually agreed to waive advisory
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed       fees of the Fund through December 31,
deliberations, the Board and the             the performance of the Fund during the        2009 to the extent necessary so that the
independent trustees did not identify        past one and three calendar years             advisory fees payable by the Fund do not
any particular factor that was               against the performance of funds advised      exceed a specified maximum advisory fee
controlling, and each trustee attributed     by other advisors with investment             rate, which maximum rate includes
different weights to the various             strategies comparable to those of the         breakpoints and is based on net asset
factors.                                     Fund. The Board noted that the Fund's         levels. The Board considered the
                                             performance in such periods was above         contractual nature of this fee waiver
   One of the responsibilities of the        the median performance of such                and noted that it remains in effect
Senior Officer of the Fund, who is           comparable funds. Based on this review,       until December 31, 2009. The Board noted
independent of AIM and AIM's affiliates,     the Board concluded that no changes           that AIM has contractually agreed to
is to manage the process by which the        should be made to the Fund and that it        waive fees and/or limit expenses of the
Fund's proposed management fees are          was not necessary to change the Fund's        Fund through December 31, 2005 in an
negotiated to ensure that they are           portfolio management team at this time.       amount necessary to limit total annual
negotiated in a manner which is at arm's                                                   operating expenses to a specified
length and reasonable. To that end, the      o The performance of the Fund relative        percentage of average daily net assets
Senior Officer must either supervise a       to indices. The Board reviewed the            for each class of the Fund. The Board
competitive bidding process or prepare       performance of the Fund during the past       considered the contractual nature of
an independent written evaluation. The       one and three calendar years against the      this fee waiver/expense limitation and
Senior Officer has recommended an            performance of the Lipper International       noted that it remains in effect until
independent written evaluation in lieu       Small/Medium Growth Index. The Board          December 31, 2005. The Board considered
of a competitive bidding process and,        noted that the Fund's performance in          the effect these fee waivers/expense
upon the direction of the Board, has         such periods was above the performance        limitations would have on the Fund's
prepared such an independent written         of such Index. Based on this review, the      estimated expenses and concluded that
evaluation. Such written evaluation also     Board concluded that no changes should        the levels of fee waivers/expense
considered certain of the factors            be made to the Fund and that it was not       limitations for the Fund were fair and
discussed below. In addition, as             necessary to change the Fund's portfolio      reasonable.
discussed below, the Senior Officer made     management team at this time.
certain recommendations to the Board in                                                    o Breakpoints and economies of scale.
connection with such written evaluation.     o Meeting with the Fund's portfolio           The Board reviewed the structure of the
                                             managers and investment personnel. With       Fund's advisory fee under the Advisory
   The discussion below serves as a          respect to the Fund, the Board is             Agreement, noting that it does not
summary of the Senior Officer's              meeting periodically with such Fund's         include any breakpoints. The Board
independent written evaluation and           portfolio managers and/or other               considered whether it would be
recommendations to the Board in              investment personnel and believes that        appropriate to add advisory fee
connection therewith, as well as a           such individuals are competent and able       breakpoints for the Fund or whether, due
discussion of the material factors and       to continue to carry out their                to the nature of the Fund and the
the conclusions with respect thereto         responsibilities under the Advisory           advisory fee structures of comparable
that formed the basis for the Board's        Agreement.                                    funds, it was reasonable to structure
approval of the Advisory Agreement.                                                        the advisory fee without breakpoints.
After consideration of all of the            o Overall performance of AIM. The Board       Based on this review, the Board
factors below and based on its informed      considered the overall performance of         concluded that it was not necessary to
business judgment, the Board determined      AIM in providing investment advisory and      add advisory fee breakpoints to the
that the Advisory Agreement is in the        portfolio administrative services to the      Fund's advisory fee schedule. The Board
best interests of the Fund and its           Fund and concluded that such performance      reviewed the level of the Fund's
shareholders and that the compensation       was satisfactory.                             advisory fees, and noted that such fees,
to AIM under the Advisory Agreement is                                                     as a percentage of the Fund's net
fair and reasonable and would have been      o Fees relative to those of clients of        assets, would remain constant under the
obtained through arm's length                AIM with comparable investment                Advisory Agreement because the Advisory
negotiations.                                strategies. The Board noted that AIM          Agreement does not include any
                                             does not serve as an advisor to other         breakpoints. The Board noted that AIM
o The nature and extent of the advisory      mutual funds or other clients with            has contractually agreed to waive
services to be provided by AIM. The          investment strategies comparable to           advisory fees of the Fund through
Board reviewed the services to be            those of the Fund.                            December 31, 2009 to the extent
provided by AIM under the Advisory                                                         necessary so that the advisory fees
Agreement. Based on such review, the                                                       payable by the Fund do not exceed a
Board concluded that the range of                                                          specified maximum advisory fee rate,
services to be provided by AIM under the                                                   which maximum rate includes breakpoints
Advisory Agreement was appropriate and                                                     and is based on net asset levels. The
that AIM currently is providing services                                                   Board concluded that the Fund's fee
in accordance with the terms of the                                                        levels under the Advisory Agreement
Advisory Agreement.                                                                        therefore would not reflect economies of
                                                                                           scale, although the advisory fee waiver
                                                                                           reflects economies of scale.

                                                                                                                        (continued)

AIM INTERNATIONAL SMALL COMPANY FUND



o Investments in affiliated money market     o Profitability of AIM and its                o Other factors and current trends. In
funds. The Board also took into account      affiliates. The Board reviewed                determining whether to continue the
the fact that uninvested cash and cash       information concerning the profitability      Advisory Agreement for the Fund, the
collateral from securities lending           of AIM's (and its affiliates')                Board considered the fact that AIM,
arrangements (collectively, "cash            investment advisory and other activities      along with others in the mutual fund
balances") of the Fund may be invested       and its financial condition. The Board        industry, is subject to regulatory
in money market funds advised by AIM         considered the overall profitability of       inquiries and litigation related to a
pursuant to the terms of an SEC              AIM, as well as the profitability of AIM      wide range of issues. The Board also
exemptive order. The Board found that        in connection with managing the Fund.         considered the governance and compliance
the Fund may realize certain benefits        The Board noted that AIM's operations         reforms being undertaken by AIM and its
upon investing cash balances in AIM          remain profitable, although increased         affiliates, including maintaining an
advised money market funds, including a      expenses in recent years have reduced         internal controls committee and
higher net return, increased liquidity,      AIM's profitability. Based on the review      retaining an independent compliance
increased diversification or decreased       of the profitability of AIM's and its         consultant, and the fact that AIM has
transaction costs. The Board also found      affiliates' investment advisory and           undertaken to cause the Fund to operate
that the Fund will not receive reduced       other activities and its financial            in accordance with certain governance
services if it invests its cash balances     condition, the Board concluded that the       policies and practices. The Board
in such money market funds. The Board        compensation to be paid by the Fund to        concluded that these actions indicated a
noted that, to the extent the Fund           AIM under its Advisory Agreement was not      good faith effort on the part of AIM to
invests in affiliated money market           excessive.                                    adhere to the highest ethical standards,
funds, AIM has voluntarily agreed to                                                       and determined that the current
waive a portion of the advisory fees it      o Benefits of soft dollars to AIM. The        regulatory and litigation environment to
receives from the Fund attributable to       Board considered the benefits realized        which AIM is subject should not prevent
such investment. The Board further           by AIM as a result of brokerage               the Board from continuing the Advisory
determined that the proposed securities      transactions executed through "soft           Agreement for the Fund.
lending program and related procedures       dollar" arrangements. Under these
with respect to the lending Fund is in       arrangements, brokerage commissions paid
the best interests of the lending Fund       by the Fund and/or other funds advised
and its respective shareholders. The         by AIM are used to pay for research and
Board therefore concluded that the           execution services. This research is
investment of cash collateral received       used by AIM in making investment
in connection with the securities            decisions for the Fund. The Board
lending program in the money market          concluded that such arrangements were
funds according to the procedures is in      appropriate.
the best interests of the lending Fund
and its respective shareholders.             o AIM's financial soundness in light of
                                             the Fund's needs. The Board considered
o Independent written evaluation and         whether AIM is financially sound and has
recommendations of the Fund's Senior         the resources necessary to perform its
Officer. The Board noted that, upon          obligations under the Advisory
their direction, the Senior Officer of       Agreement, and concluded that AIM has
the Fund had prepared an independent         the financial resources necessary to
written evaluation in order to assist        fulfill its obligations under the
the Board in determining the                 Advisory Agreement.
reasonableness of the proposed
management fees of the AIM Funds,            o Historical relationship between the
including the Fund. The Board noted that     Fund and AIM. In determining whether to
the Senior Officer's written evaluation      continue the Advisory Agreement for the
had been relied upon by the Board in         Fund, the Board also considered the
this regard in lieu of a competitive         prior relationship between AIM and the
bidding process. In determining whether      Fund, as well as the Board's knowledge
to continue the Advisory Agreement for       of AIM's operations, and concluded that
the Fund, the Board considered the           it was beneficial to maintain the
Senior Officer's written evaluation and      current relationship, in part, because
the recommendation made by the Senior        of such knowledge. The Board also
Officer to the Board that the Board          reviewed the general nature of the non-
consider implementing a process to           investment advisory services currently
assist them in more closely monitoring       performed by AIM and its affiliates,
the performance of the AIM Funds. The        such as administrative, transfer agency
Board concluded that it would be             and distribution services, and the fees
advisable to implement such a process as     received by AIM and its affiliates for
soon as reasonably practicable.              performing such services. In addition to
                                             reviewing such services, the trustees
                                             also considered the organizational
                                             structure employed by AIM and its
                                             affiliates to provide those services.
                                             Based on the review of these and other
                                             factors, the Board concluded that AIM
                                             and its affiliates were qualified to
                                             continue to provide non-investment
                                             advisory services to the Fund, including
                                             administrative, transfer agency and
                                             distribution services, and that AIM and
                                             its affiliates currently are providing
                                             satisfactory non-investment advisory
                                             services.

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-95.44%

AUSTRALIA-2.30%

Computershare Ltd. (Data Processing &
  Outsourced Services)(a)                         608,000   $  2,695,808
------------------------------------------------------------------------
CSL Ltd. (Biotechnology)(a)                       133,700      3,421,187
------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)(a)                                  425,900      2,870,307
------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)(a)                  242,100      2,401,397
========================================================================
                                                              11,388,699
========================================================================

AUSTRIA-1.64%

Andritz A.G. (Industrial Machinery)(a)             85,500      8,157,322
========================================================================

BELGIUM-0.80%

EVS Broadcast Equipment S.A. (Communications
  Equipment)(a)                                   146,960      3,977,333
========================================================================

BERMUDA-2.35%

Giordano International Ltd. (Apparel
  Retail)(a)                                    4,328,000      2,974,896
------------------------------------------------------------------------
Midland Holdings Ltd. (Real Estate Management
  & Development)(a)                             5,294,000      2,943,728
------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)(a)          39,796,000      3,659,102
------------------------------------------------------------------------
Top Form International Ltd. (Apparel,
  Accessories & Luxury Goods)(a)                7,324,000      2,093,406
========================================================================
                                                              11,671,132
========================================================================

BRAZIL-2.06%

Lojas Americanas S.A.-Pfd. (General
  Merchandise Stores)                             173,400      3,365,476
------------------------------------------------------------------------
Natura Cosmeticos S.A. (Personal Products)         87,100      2,794,738
------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)       170,400      4,051,928
========================================================================
                                                              10,212,142
========================================================================

CANADA-19.88%

Aastra Technologies Ltd. (Communications
  Equipment)(b)                                   152,700      2,399,082
------------------------------------------------------------------------
ADDENDA Capital Inc. (Investment Banking &
  Brokerage) (Acquired 12/03/04; Cost
  $2,847,571)(c)(d)                               200,000      4,758,213
------------------------------------------------------------------------
AKITA Drilling Ltd.-Class A (Oil & Gas
  Drilling)                                       161,640      2,196,536
------------------------------------------------------------------------
Badger Income Fund (Construction &
  Engineering)                                    264,140      3,449,288
------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Homefurnishing
  Retail)                                         147,564      1,624,679
------------------------------------------------------------------------
Calfrac Well Services Ltd. (Diversified
  Metals & Mining)                                138,000      3,491,532
------------------------------------------------------------------------
Canam Group Inc.-Class A (Steel) (Acquired
  03/18/05-05/06/05; Cost $3,362,930)(b)(c)       693,800      4,099,663
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

CANADA-(CONTINUED)

Crew Energy Inc. (Oil & Gas Exploration &
  Production)(b)                                  347,400   $  3,955,299
------------------------------------------------------------------------
CryptoLogic Inc. (Internet Software &
  Services)                                       282,090      8,488,601
------------------------------------------------------------------------
Dorel Industries Inc.-Class B (Home
  Furnishings)(b)                                  69,800      2,426,835
------------------------------------------------------------------------
Extendicare Inc.-Class A (Health Care
  Facilities)                                      98,040      1,441,894
------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial &
  Professional Services)(b)                       181,600      3,657,938
------------------------------------------------------------------------
Great Canadian Gaming Corp. (Casinos &
  Gaming)(b)                                      152,850      2,445,101
------------------------------------------------------------------------
Groupe Laperriere & Verreault Inc.-Class A
  (Industrial Machinery)(b)                       296,600      2,844,358
------------------------------------------------------------------------
Kingsway Financial Services Inc. (Property &
  Casualty Insurance)                             266,400      4,522,440
------------------------------------------------------------------------
Lions Gate Entertainment Corp. (Movies &
  Entertainment)(b)                               365,080      3,745,721
------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel
  Retail)                                         555,000      7,868,068
------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)                              1,025,000      7,788,411
------------------------------------------------------------------------
Total Energy Trust (Oil & Gas Equipment &
  Services)                                       550,190      4,544,316
------------------------------------------------------------------------
Transat A.T. Inc.-Class A (Airlines)(b)(e)        191,350      3,741,886
------------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas Equipment
  & Services)(b)                                  426,240     10,478,146
------------------------------------------------------------------------
Wajax Income Fund (Distributors)                  306,870      5,159,373
------------------------------------------------------------------------
Western Oil Sands Inc.-Class A (Oil & Gas
  Exploration & Production)(b)                    178,500      3,465,836
========================================================================
                                                              98,593,216
========================================================================

CAYMAN ISLANDS-2.99%

China Mengniu Dairy Co. Ltd. (Packaged Foods
  & Meats)(a)                                   3,546,000      2,345,115
------------------------------------------------------------------------
Chitaly Holdings Ltd. (Home Furnishings)(a)     1,684,000      1,499,943
------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal
  Products)(a)                                  4,546,000      3,149,220
------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Distributors)
  (Acquired 07/09/04-03/08/05; Cost
  $2,034,520)(a)(c)                             4,392,000      1,660,814
------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR
  (Home Entertainment Software)(b)                 84,950      3,125,311
------------------------------------------------------------------------
Solomon Systech International Ltd.
  (Semiconductors)(a)                           8,696,000      3,065,941
========================================================================
                                                              14,846,344
========================================================================

CHINA-0.73%

Shanghai Forte Land Co. Ltd.-Class H (Real
  Estate Management & Development)(a)           8,552,000      2,218,688
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
CHINA-(CONTINUED)

Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)                     16,230,000   $  1,399,318
========================================================================
                                                               3,618,006
========================================================================

FRANCE-5.29%

Camaieu (Apparel Retail)                           24,515      2,845,166
------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)(a)       50,055      4,355,118
------------------------------------------------------------------------
Elior (Restaurants)(a)                            399,300      4,763,622
------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty
  Insurance)(a)                                    61,420      4,849,032
------------------------------------------------------------------------
Trigano S.A. (Leisure Products)(a)                 58,275      5,065,441
------------------------------------------------------------------------
Zodiac S.A. (Aerospace & Defense)(a)               81,200      4,356,592
========================================================================
                                                              26,234,971
========================================================================

GERMANY-4.40%

Bijou Brigitte Modische Accessoires A.G.
  (Apparel, Accessories & Luxury Goods)(a)         43,550      8,068,182
------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 01/30/02-02/13/04; Cost
  $933,270)(a)(b)(c)                               11,819      2,920,670
------------------------------------------------------------------------
Rheinmetall A.G. (Industrial Conglomerates)        74,161      3,735,380
------------------------------------------------------------------------
Techem A.G. (Diversified Commercial &
  Professional Services)(a)(b)                    167,380      7,080,805
========================================================================
                                                              21,805,037
========================================================================

GREECE-3.60%

Germanos S.A. (Computer & Electronics
  Retail)(a)                                      175,921      5,882,202
------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)(a)               310,400      4,747,915
------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A.
  (Oil & Gas Refining & Marketing)(a)             153,600      2,271,611
------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)(a)                                   161,200      4,961,545
========================================================================
                                                              17,863,273
========================================================================

HONG KONG-0.89%

Techtronic Industries Co. Ltd. (Household
  Appliances) (Acquired 04/24/02-08/19/04;
  Cost $639,888)(a)(c)                            600,000      1,512,214
------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)(a)        443,000      2,886,310
========================================================================
                                                               4,398,524
========================================================================

INDIA-1.94%

Bharat Forge Ltd. (Auto Parts & Equipment)         91,190      3,041,624
------------------------------------------------------------------------
Bharat Forge Ltd.-Wts., expiring 09/30/06
  (Auto Parts & Equipment)(f)                       1,245          8,734
------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)(a)             207,000      2,997,229
------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)(a)                  78,000      1,581,700
------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)(a)               227,600      2,008,790
========================================================================
                                                               9,638,077
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


IRELAND-2.74%

DCC PLC (Industrial Conglomerates)                146,000   $  2,915,372
------------------------------------------------------------------------
FBD Holdings PLC (Multi-Line Insurance)(a)        128,900      4,211,859
------------------------------------------------------------------------
Kingspan Group PLC (Building Products)            272,900      3,223,373
------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)(a)             188,800      3,223,062
========================================================================
                                                              13,573,666
========================================================================

JAPAN-7.42%

ARGO GRAPHICS Inc. (IT Consulting & Other
  Services)(a)                                    107,400      2,750,031
------------------------------------------------------------------------
Daiwa House Industry Co., Ltd.
  (Homebuilding)(a)                               244,000      2,779,966
------------------------------------------------------------------------
EXEDY Corp. (Auto Parts & Equipment)(a)           221,700      3,896,219
------------------------------------------------------------------------
Keiyo Bank, Ltd. (The) (Regional Banks)(a)        888,000      4,520,961
------------------------------------------------------------------------
Mars Engineering Corp. (Leisure Products)(a)      121,000      3,073,235
------------------------------------------------------------------------
NEOMAX Co., Ltd. (Electrical Components &
  Equipment)(a)                                   221,000      4,866,519
------------------------------------------------------------------------
NGK Insulators, Ltd. (Industrial
  Machinery)(a)                                   417,000      4,042,191
------------------------------------------------------------------------
NHK Spring Co., Ltd. (Auto Parts &
  Equipment)(a)                                   483,000      4,048,320
------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(a)      262,000      1,795,850
------------------------------------------------------------------------
Take and Give Needs Co., Ltd. (Specialized
  Consumer Services)(a)(b)                          2,400      2,643,001
------------------------------------------------------------------------
Tokushima Bank, Ltd. (The) (Regional
  Banks)(a)                                       283,000      2,386,157
========================================================================
                                                              36,802,450
========================================================================

LUXEMBOURG-1.40%

SBS Broadcasting S.A. (Broadcasting & Cable
  TV)(b)                                          147,870      6,969,113
========================================================================

MALAYSIA-0.86%

Public Bank Berhad (Diversified Banks)(a)         939,950      1,653,955
------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)                                  2,422,000      2,600,463
========================================================================
                                                               4,254,418
========================================================================

MEXICO-2.07%

Consorcio ARA, S.A. de C.V. (Homebuilding)        662,100      2,291,750
------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(b)                             1,171,900      2,964,834
------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                             498,700      3,294,567
------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(b)                               312,900      1,722,110
========================================================================
                                                              10,273,261
========================================================================

NETHERLANDS-3.83%

Aalberts Industries N.V. (Industrial
  Conglomerates)(a)                               146,621      6,716,664
------------------------------------------------------------------------
CSM N.V. (Packaged Foods & Meats)(a)               81,100      2,504,602
------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering) (Acquired 09/20/04-03/09/05;
  Cost $6,566,358)(a)(c)                          148,100      9,799,472
========================================================================
                                                              19,020,738
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

NORWAY-5.10%

Acta Holding A.S.A. (Diversified Capital
  Markets)(a)                                   1,814,400   $  3,560,606
------------------------------------------------------------------------
Aktiv Kapital A.S.A. (Specialized Finance)(a)     225,854      3,449,148
------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(b)                        204,000      4,917,130
------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)(a)                                    183,800      5,502,354
------------------------------------------------------------------------
Schibsted A.S.A. (Publishing)(a)                  144,700      3,977,083
------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)(b)                     144,780      3,872,953
========================================================================
                                                              25,279,274
========================================================================

PHILIPPINES-0.48%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(a)       81,500      2,367,677
========================================================================

SINGAPORE-1.00%

Citiraya Industries Ltd. (Environmental &
  Facilities Services) (Acquired
  01/12/05-01/20/05; Cost
  $2,580,203)(b)(c)(d)(g)                       4,106,000             24
------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                               148,000      1,093,442
------------------------------------------------------------------------
Keppel Land Ltd. (Real Estate Management &
  Development)(a)                               1,470,000      2,176,276
------------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                     1,661,616      1,695,275
========================================================================
                                                               4,965,017
========================================================================

SOUTH AFRICA-1.09%

Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(a)                                     804,600      5,409,331
========================================================================

SOUTH KOREA-3.77%

Cheil Communications Inc. (Advertising)(a)         13,500      2,523,397
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(a)               26,610      1,972,700
------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)(a)                   41,700      2,856,451
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(a)                           80,900      3,703,268
------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd.
  (Construction, Farm Machinery & Heavy
  Trucks)(a)                                       63,210      3,547,388
------------------------------------------------------------------------
Kiryung Electronics Co., Ltd. (Communications
  Equipment)(a)                                   570,000      4,117,657
========================================================================
                                                              18,720,861
========================================================================

SWITZERLAND-3.68%

Amazys Holding A.G. (Diversified Commercial &
  Professional Services)(a)                        84,629      5,013,368
------------------------------------------------------------------------
Leica Geosystems A.G. (Electronic Equipment
  Manufacturers)(b)                                23,400      8,526,020
------------------------------------------------------------------------
Saurer A.G. (Industrial Machinery)(a)(b)           75,700      4,719,018
========================================================================
                                                              18,258,406
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


TAIWAN-2.44%

Asia Optical Co., Inc. (Photographic
  Products)(a)                                    524,000   $  3,608,860
------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(a)                       453,200      2,612,034
------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile
  Manufacturers)(a)                             1,437,000      3,417,606
------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)(a)                             578,000      2,464,773
========================================================================
                                                              12,103,273
========================================================================

THAILAND-0.66%

Siam Commercial Bank PCL (Diversified
  Banks)(a)                                     2,869,000      3,249,305
========================================================================

UNITED KINGDOM-9.59%

Admiral Group PLC (Property & Casualty
  Insurance) (Acquired 09/23/04-03/07/05;
  Cost $3,802,066)(a)(c)                          635,100      4,228,358
------------------------------------------------------------------------
Balfour Beatty PLC (Construction &
  Engineering)(a)                                 540,600      3,193,499
------------------------------------------------------------------------
Findel PLC (Catalog Retail)(a)                    222,900      2,012,721
------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)(a)                       467,400      8,303,681
------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
  Finance)(a)                                     384,720      3,882,470
------------------------------------------------------------------------
McBride PLC (Household Products)(a)               737,610      1,980,372
------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(b)        98,300      3,275,356
------------------------------------------------------------------------
NETeller PLC (Specialized Finance)(a)(b)          395,000      4,461,137
------------------------------------------------------------------------
Savills PLC (Other Diversified Financial
  Services)                                       294,225      3,531,992
------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)(b)           1,101,300      6,472,093
------------------------------------------------------------------------
T&F Informa PLC (Publishing)(a)                   527,614      4,004,346
------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial &
  Professional Services)(a)                       181,355      2,205,018
========================================================================
                                                              47,551,043
========================================================================

UNITED STATES OF AMERICA-0.44%

Maverick Tube Corp. (Oil & Gas Equipment &
  Services)(b)                                     74,000      2,205,200
========================================================================
Total Stocks & Other Equity Interests (Cost
  $380,573,081)                                              473,407,109
========================================================================

MONEY MARKET FUNDS-3.37%

Liquid Assets Portfolio-Institutional
  Class(h)                                      8,371,352      8,371,352
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)     8,371,352      8,371,352
========================================================================
    Total Money Market Funds (Cost
      $16,742,704)                                            16,742,704
========================================================================
TOTAL INVESTMENTS-98.81% (Cost $397,315,785)                 490,149,813
========================================================================
OTHER ASSETS LESS LIABILITIES-1.19%                            5,893,357
========================================================================
NET ASSETS-100.00%                                          $496,043,170
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred
Wts.  - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $293,841,546, which represented 59.95% of the Fund's Total Investments. See
    Note 1A.
(b) Non-income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $28,979,428, which represented 5.84% of the Fund's Net Assets. Unless otherwise indicated these securities are not considered to be illiquid.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at June 30, 2005 was $4,758,237, which represented 0.97% of the Fund's Total Investments. See Note 1A.
(e) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security at of June 30, 2005 represented 0.75% of the Fund's Net Assets.
(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The market value of this security considered illiquid at June 30, 2005 represented 0.00% of the Fund's Net Assets.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $380,573,081)                                $473,407,109
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,742,704)                             16,742,704
===========================================================
    Total investments (cost $397,315,785)       490,149,813
===========================================================
Foreign currencies, at market value (cost
  $5,191,863)                                     5,148,159
===========================================================
Receivables for:
  Investments sold                                1,582,992
-----------------------------------------------------------
  Fund shares sold                                  486,697
-----------------------------------------------------------
  Dividends                                         686,311
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               20,814
-----------------------------------------------------------
Other assets                                        107,490
===========================================================
    Total assets                                498,182,276
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             990,572
-----------------------------------------------------------
  Fund shares reacquired                            636,564
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 26,316
-----------------------------------------------------------
Accrued distribution fees                           202,677
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              142
-----------------------------------------------------------
Accrued transfer agent fees                          64,837
-----------------------------------------------------------
Accrued operating expenses                          217,998
===========================================================
  Total liabilities                               2,139,106
===========================================================
Net assets applicable to shares outstanding    $496,043,170
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $384,444,906
-----------------------------------------------------------
Undistributed net investment income               1,653,829
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     17,230,649
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              92,713,786
===========================================================
                                               $496,043,170
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $350,383,460
___________________________________________________________
===========================================================
Class B                                        $ 64,576,962
___________________________________________________________
===========================================================
Class C                                        $ 81,082,748
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          20,189,111
___________________________________________________________
===========================================================
Class B                                           3,817,428
___________________________________________________________
===========================================================
Class C                                           4,794,599
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      17.36
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.36 divided by
      94.50%)                                  $      18.37
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      16.92
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.91
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $416,404)        $ 5,626,135
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      321,470
-------------------------------------------------------------------------
Interest                                                            3,535
=========================================================================
    Total investment income                                     5,951,140
=========================================================================

EXPENSES:

Advisory fees                                                   2,213,537
-------------------------------------------------------------------------
Administrative services fees                                       63,509
-------------------------------------------------------------------------
Custodian fees                                                    302,719
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         583,129
-------------------------------------------------------------------------
  Class B                                                         302,332
-------------------------------------------------------------------------
  Class C                                                         361,623
-------------------------------------------------------------------------
Transfer agent fees                                               433,441
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          11,900
-------------------------------------------------------------------------
Other                                                             181,420
=========================================================================
    Total expenses                                              4,453,610
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (178,266)
=========================================================================
    Net expenses                                                4,275,344
=========================================================================
Net investment income                                           1,675,796
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        17,846,635
-------------------------------------------------------------------------
  Foreign currencies                                             (158,890)
-------------------------------------------------------------------------
                                                               17,687,745
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (Net of tax on sale of foreign
    investments of $13,227 -- Note 1G)                          8,323,627
=========================================================================
  Foreign currencies                                              (82,099)
=========================================================================
                                                                8,241,528
=========================================================================
Net gain from investment securities and foreign currencies     25,929,273
=========================================================================
Net increase in net assets resulting from operations          $27,605,069
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  1,675,796    $   (696,913)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  17,687,745       6,090,933
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and future contracts          8,241,528      59,972,406
==========================================================================================
    Net increase in net assets resulting from operations        27,605,069      65,366,426
==========================================================================================
Distributions to shareholders from net investment
  income-Class A                                                        --         (60,067)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (3,378,922)
------------------------------------------------------------------------------------------
  Class B                                                               --        (646,759)
------------------------------------------------------------------------------------------
  Class C                                                               --        (626,531)
==========================================================================================
  Decrease in net assets resulting from distributions                   --      (4,712,279)
==========================================================================================
Share transactions-net:
  Class A                                                       72,762,827     126,403,770
------------------------------------------------------------------------------------------
  Class B                                                       13,015,924      22,472,939
------------------------------------------------------------------------------------------
  Class C                                                       29,320,863      30,787,540
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              115,099,614     179,664,249
==========================================================================================
    Net increase in net assets                                 142,704,683     240,318,396
==========================================================================================

NET ASSETS:

  Beginning of period                                          353,338,487     113,020,091
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $1,653,829 and $(21,967), respectively)  $496,043,170    $353,338,487
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Small Company Fund, formerly AIM International Emerging Growth Fund, (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. As of March 14, 2005, the Fund's shares are offered on a limited basis.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REDEMPTION FEES -- The Fund has instituted a 2% redemption fee on all share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets.

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
____________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.90%, 2.65% and 2.65% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $66,119.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $544.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $63,509.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $433,441.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Through June 30, 2005, during the periods the Fund was offered on a limited basis, ADI had agreed to waive 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B and Class C shares paid $478,026, $302,332 and $361,623, respectively, after ADI waived Plan fees of $105,103 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2005, ADI advised the Fund that it retained $143,676 in front-end sales commissions from the sale of Class A shares and $2,040, $26,528 and $30,579 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES


The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $14,652,276      $ 55,252,547      $ (61,533,471)        $   --         $ 8,371,352     $159,376       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            14,652,276        55,252,547        (61,533,471)            --           8,371,352      162,094           --
==================================================================================================================================
  Subtotal        $29,304,552      $110,505,094      $(123,066,942)        $   --         $16,742,704     $321,470       $   --
==================================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended June 30, 2005.

                                                                         CHANGE IN
                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
ISSUER             12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Transat A.T
  Inc.-Class A    $ 1,390,635      $  1,000,835      $          --       $1,350,416       $ 3,741,886     $     --       $   --
==================================================================================================================================

  Total           $30,695,187      $111,505,929      $(123,066,942)      $1,350,416       $20,484,590     $321,470       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,500.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,697 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $241,382,092 and $117,836,178, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $103,107,978
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (10,583,228)
==============================================================================
Net unrealized appreciation of investment securities             $ 92,524,750
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $397,625,063.

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005                DECEMBER 31, 2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      8,988,832    $152,209,546    16,386,746    $ 224,397,563
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,221,165      20,184,322     2,424,445       32,530,604
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,537,835      41,910,612     3,054,037       40,985,997
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       171,758        2,658,846
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        40,784          617,885
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        39,308          595,120
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         91,319       1,544,699       124,568        1,742,784
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (93,517)     (1,544,699)     (127,016)      (1,742,784)
=======================================================================================================================
Reacquired:(b)
  Class A                                                     (4,824,630)    (80,991,418)   (7,975,559)    (102,395,423)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (342,141)     (5,623,699)     (697,463)      (8,932,766)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (768,245)    (12,589,749)     (843,079)     (10,793,577)
=======================================================================================================================
                                                               6,810,618    $115,099,614    12,598,529    $ 179,664,249
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) Amount is net of redemption fees of $6,948, $1,244 and $1,455 for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2005 and $22,491, $3,963 and $3,254 for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                      -------------------------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                      SIX MONTHS                                                                 (DATE OPERATIONS
                                        ENDED                        YEAR ENDED DECEMBER 31,                      COMMENCED) TO
                                       JUNE 30,        ---------------------------------------------------         DECEMBER 31,
                                         2005            2004            2003          2002         2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  16.17        $  12.08         $  6.91       $ 7.10       $  7.97           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             0.08           (0.03)(a)       (0.04)(a)    (0.06)(a)     (0.08)(a)         (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         1.11            4.34            5.24        (0.13)        (0.76)            (2.00)
=================================================================================================================================
    Total from investment operations       1.19            4.31            5.20        (0.19)        (0.84)            (2.03)
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --           (0.00)          (0.03)          --         (0.03)               --
=================================================================================================================================
  Distributions from net realized
    gains                                    --           (0.22)             --           --            --                --
=================================================================================================================================
    Total distributions                      --           (0.22)          (0.03)          --         (0.03)               --
=================================================================================================================================
Redemptions fees added to shares of
  beneficial interest                      0.00            0.00            0.00           --            --                --
=================================================================================================================================
Net asset value, end of period         $  17.36        $  16.17         $ 12.08       $ 6.91       $  7.10           $  7.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            7.36%          35.83%          75.10%       (2.68)%      (10.48)%          (20.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $350,383        $257,579         $87,269       $9,703       $ 5,202           $ 5,625
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         1.64%(c)        1.83%           2.00%        2.01%         2.02%             2.11%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         1.73%(c)        1.85%           2.35%        3.03%         4.55%             6.83%(d)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets             0.91%(c)       (0.19)%         (0.46)%      (0.85)%       (1.12)%           (1.09)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   27%             87%             93%         118%          145%               30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $335,978,158.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                            SIX MONTHS                                                           (DATE OPERATIONS
                                              ENDED                     YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                             JUNE 30,        ---------------------------------------------         DECEMBER 31,
                                               2005           2004       2003          2002         2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 15.81         $ 11.89    $  6.84       $ 7.07       $  7.95           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  0.02           (0.11)(a)   (0.10)(a)   (0.11)(a)     (0.13)(a)         (0.05)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    1.09            4.25       5.15        (0.12)        (0.75)            (2.00)
=================================================================================================================================
    Total from investment operations            1.11            4.14       5.05        (0.23)        (0.88)            (2.05)
=================================================================================================================================
Less distributions from net realized gains        --           (0.22)        --           --            --                --
=================================================================================================================================
Redemptions fees added to shares of
  beneficial interest                           0.00            0.00       0.00           --            --                --
=================================================================================================================================
Net asset value, end of period               $ 16.92         $ 15.81    $ 11.89       $ 6.84       $  7.07           $  7.95
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 7.02%          34.94%     73.83%       (3.25)%      (11.07)%          (20.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $64,577         $47,942    $16,543       $3,918       $ 2,016           $ 1,992
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              2.35%(c)        2.48%      2.65%        2.66%         2.72%             2.81%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              2.38%(c)        2.50%      3.00%        3.68%         5.25%             7.53%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            0.20%(c)       (0.84)%    (1.11)%      (1.50)%       (1.83)%           (1.79)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        27%             87%        93%         118%          145%               30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $60,967,503.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                          ---------------------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                          SIX MONTHS                                                             (DATE OPERATIONS
                                            ENDED                      YEAR ENDED DECEMBER 31,                    COMMENCED) TO
                                           JUNE 30,        -----------------------------------------------         DECEMBER 31,
                                             2005           2004          2003         2002         2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 15.81         $ 11.89       $ 6.83       $ 7.07       $  7.95           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                0.02           (0.11)(a)    (0.10)(a)    (0.11)(a)     (0.13)(a)         (0.05)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.08            4.25         5.16        (0.13)        (0.75)            (2.00)
=================================================================================================================================
    Total from investment operations          1.10            4.14         5.06        (0.24)        (0.88)            (2.05)
=================================================================================================================================
Less distributions from net realized
  gains                                         --           (0.22)          --           --            --                --
=================================================================================================================================
Redemptions fees added to shares of
  beneficial interest                         0.00            0.00         0.00           --            --                --
=================================================================================================================================
Net asset value, end of period             $ 16.91         $ 15.81       $11.89       $ 6.83       $  7.07           $  7.95
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               6.96%          34.94%       74.09%       (3.39)%      (11.07)%          (20.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $81,083         $47,818       $9,208       $2,849       $ 2,588           $ 2,649
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            2.35%(c)        2.48%        2.65%        2.66%         2.72%             2.81%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.38%(c)        2.50%        3.00%        3.68%         5.25%             7.53%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          0.20%(c)       (0.84)%      (1.11)%      (1.50)%       (1.83)%           (1.79)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                      27%             87%          93%         118%          145%               30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $72,924,028.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                 AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                   AIM Developing Markets Fund
AIM Basic Value Fund                       AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                         AIM European Small Company Fund(5)            AIM High Yield Fund
AIM Capital Development Fund               AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                           AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                     AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund              AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund(1)                       AIM International Core Equity Fund(1)         AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund             AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                  AIM International Small Company Fund(6)       Premier Portfolio
AIM Mid Cap Basic Value Fund               AIM Trimark Fund                              Premier U.S. Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                SECTOR EQUITY                     TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                  AIM Advantage Health Sciences Fund(1)         AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                 AIM Energy Fund(1)                            AIM Municipal Bond Fund
AIM Premier Equity Fund                    AIM Financial Services Fund(1)                AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                  AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                     AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)               AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)               AIM Leisure Fund(1)                                   AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)           AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                  AIM Real Estate Fund(7)                       AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund           AIM Technology Fund(1)                        AIM Growth Allocation Fund(9)
AIM Weingarten Fund                        AIM Utilities Fund(1)                         AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation
                                                                                         Fund

                                           ===============================================================================
                                           CONSIDER THE INVESTMENT OBJECTIVES,RISKS,AND CHARGES AND EXPENSES CAREFULLY.
                                           FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS,OBTAIN A PROSPECTUS FROM YOUR
                                           FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                           ===============================================================================

*Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com             ISC-SAR-1                A I M Distributors,Inc.


                      YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                    AIM MID CAP BASIC VALUE FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM MID CAP BASIC VALUE FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.


ABOUT SHARE CLASSES                          o The unmanaged LIPPER MID-CAP VALUE         o Industry classifications used in this
                                             FUNDS INDEX represents an average of the     report are generally according to the
o Class B shares are not available as an     performance of the 30 largest mid-           Global Industry Classification Standard,
investment for retirement plans              capitalization value funds tracked by        which was developed by and is the
maintained pursuant to Section 401 of        Lipper, Inc., an independent mutual fund     exclusive property and a service mark of
the Internal Revenue Code, including         performance monitor.                         Morgan Stanley Capital International
401(k) plans, money purchase pension                                                      Inc. and Standard & Poor's.
plans and profit sharing plans. Plans        o The unmanaged RUSSELL
that have existing accounts invested in      MIDCAP--Registered Trademark-- VALUE         The Fund provides a complete list of its
Class B shares will continue to be           INDEX is a subset of the RUSSELL             holdings four times in each fiscal year,
allowed to make additional purchases.        MIDCAP--Registered Trademark-- INDEX,        at the quarter-ends. For the second and
                                             which represents the performance of the      fourth quarters, the lists appear in the
o Class R shares are available only to       stocks of domestic mid-capitalization        Fund's semiannual and annual reports to
certain retirement plans. Please see the     companies; the Value subset measures the     shareholders. For the first and third
prospectus for more information.             performance of Russell Midcap companies      quarters, the Fund files the lists with
                                             with lower price/book ratios and lower       the Securities and Exchange Commission
PRINCIPAL RISKS OF INVESTING IN THE FUND     forecasted growth values.                    (SEC) on Form N-Q. The most recent list
                                                                                          of portfolio holdings is available at
o Investing in small and mid-size            o The Fund is not managed to track the       AIMinvestments.com. From our home page,
companies involves risks not associated      performance of any particular index,         click on Products & Performance, then
with investing in more established           including the indexes defined here, and      Mutual Funds, then Fund Overview. Select
companies, including business risk,          consequently, the performance of the         your Fund from the drop-down menu and
significant stock price fluctuations and     Fund may deviate significantly from the      click on Complete Quarterly Holdings.
illiquidity.                                 performance of the indexes.                  Shareholders can also look up the Fund's
                                                                                          Forms N-Q on the SEC's Web site at
o The Fund may invest up to 25% of its       o A direct investment cannot be made in      sec.gov. And copies of the Fund's Forms
assets in the securities of non-U.S.         an index. Unless otherwise indicated,        N-Q may be reviewed and copied at the
issuers. International investing             index results include reinvested             SEC's Public Reference Room at 450 Fifth
presents certain risks not associated        dividends, and they do not reflect sales     Street, N.W., Washington, D.C.
with investing solely in the United          charges. Performance of an index of          20549-0102. You can obtain information
States. These include risks relating to      funds reflects fund expenses;                on the operation of the Public Reference
fluctuations in the value of the U.S.        performance of a market index does not.      Room, including information about
dollar relative to the values of other                                                    duplicating fee charges, by calling
currencies, the custody arrangements         OTHER INFORMATION                            1-202-942-8090 or 1-800-732-0330, or by
made for the Fund's foreign holdings,                                                     electronic request at the following
differences in accounting, political         o The returns shown in management's          e-mail address: publicinfo@sec.gov. The
risks and the lesser degree of public        discussion of Fund performance are based     SEC file numbers for the Fund are
information required to be provided by       on net asset values calculated for           811-1540 and 2-27334. The Fund's most
non-U.S. companies.                          shareholder transactions. Generally          recent portfolio holdings, as filed on
                                             accepted accounting principles require       Form N-Q, are also available at
o Although the fund's return during          adjustments to be made to the net assets     AIMinvestments.com.
certain periods was positively impacted      of the Fund at period end for financial
by its investments in initial public         reporting purposes, and as such, the net     A description of the policies and
offerings (IPOs), there can be no            asset values for shareholder                 procedures that the Fund uses to
assurance that the fund will have            transactions and the returns based on        determine how to vote proxies relating
favorable IPO investment opportunities       those net asset values may differ from       to portfolio securities is available
in the future.                               the net asset values and returns             without charge, upon request, from our
                                             reported in the Financial Highlights.        Client Services department at
ABOUT INDEXES USED IN THIS REPORT                                                         800-959-4246 or on the AIM Web site,
                                                                                          AIMinvestments.com. On the home page,
o The unmanaged Standard & Poor's                                                         scroll down and click on AIM Funds Proxy
Composite Index of 500 Stocks (the S&P                                                    Policy. The information is also
500--Registered Trademark-- INDEX) is                                                     available on the SEC Web site, sec.gov.
an index of common stocks frequently
used as a general measure of U.S. stock                                                   Information regarding how the Fund voted
market performance.                                                                       proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          ========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                   MDCAX

                                                                                          Class B Shares                   MDCBX

                                                                                          Class C Shares                   MDCVX

                                                                                          Investor Class Shares            MDCRX

                                                                                          ========================================

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM MID CAP BASIC VALUE FUND


                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements
                    in this report on your Fund. First, on page 2, is a letter
    [GRAHAM         from Bruce Crockett, the independent Chair of the Board of
     PHOTO]         Trustees of the AIM Funds. We first introduced you to Mr.
                    Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
                    October.

                       Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged with
  ROBERT H. GRAHAM  looking out for the interests of shareholders, and Mr.
                    Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund
  [WILLIAMSON       has with AIM. Essentially, this agreement hires AIM to
     PHOTO]         manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many
MARK H. WILLIAMSON  equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM             /S/ MARK H. WILLIAMSON

                    Robert H. Graham                 Mark H. Williamson
                    President & Vice Chair,          Chairman & President,
                    AIM Funds                        A I M Advisors, Inc.

                    August 10, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MID CAP BASIC VALUE FUND


                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.
     [CROCKETT
       PHOTO]          At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million BRUCE L. CROCKETT annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    August 10, 2005

AIM MID CAP BASIC VALUE FUND


MANAGEMENT'S DISCUSSION                                                                   o Market prices are more volatile than
OF FUND PERFORMANCE                                                                       intrinsic business values, partly
                                                                                          because we believe investors regularly
=====================================================================================     overreact to negative news.

PERFORMANCE SUMMARY                          ========================================        Since our application of this
                                                                                          strategy is highly disciplined and
In a period marked by losses in most         FUND VS. INDEXES                             relatively unique, it is important to
broad market indexes, AIM Mid Cap Basic                                                   understand the benefits and limitations
Value Fund posted modest gains for the       TOTAL RETURNS, 12/31/04-6/30/05, EXCLUDING   of our process. First, the goal of our
six-month period ended June 30, 2005.        APPLICABLE SALES CHARGES. IF SALES           investment strategy is to help preserve
These returns were well ahead of             CHARGES WERE INCLUDED, RETURNS WOULD BE      your capital while seeking to grow it at
the declines experienced by the S&P 500      LOWER.                                       above-market rates over the long term.
Index and in-line with our peers.                                                         Second, we have little portfolio
However, the Fund trailed our                Class A Shares                       2.13%   commonality with popular benchmarks and
style-specific benchmark, the Russell                                                     most of our peers. (Commonality measures
Midcap Value Index. Long-term Fund           Class B Shares                       1.86    the similarity of holdings between two
performance information appears on page                                                   portfolios.) Third, short-term
5.                                           Class C Shares                       1.87    performance will differ from the
                                                                                          benchmarks and have little information
   We fared better than the S&P 500          Class R Shares                       2.14    value because our investments are
Index during the period largely due to                                                    materially different from benchmark
the strong returns we experienced in the     S&P 500 Index (Broad-Market Index)  -0.81    constituents.
health care sector. Additionally, the
Fund's focus on mid-cap stocks helped        Russell Midcap Value Index                      While our long-term investment
it outperform the large-cap oriented         (Style-Specific Index)               5.51    results provide evidence of historical
S&P 500 Index, as mid-cap stocks                                                          success, we believe the single most
generally outperformed their large-cap       Lipper Mid-Cap Value Funds Index             important indication of achieving the
counterparts during the period. The Fund     (Peer Group Index)                   2.35    Fund's objective in the future resides
underperformed the Russell Midcap Value                                                   in the difference between the
Index, as our returns in consumer            SOURCE: LIPPER,INC.                          portfolio's current market price and our
discretionary and energy sectors were                                                     estimate of intrinsic value. Since we
below those of the benchmark. Our lower      ========================================     estimate the intrinsic value of each
weight in energy and lack of exposure in                                                  holding in the portfolio, we can also
utilities also contributed to                                                             estimate the intrinsic value of the
performance, as energy and utilities                                                      entire Fund. Following several years in
were two of the best-performing sectors                                                   which mid-cap stocks outperformed
in the market.                                                                            large-cap stocks, the difference between
                                                                                          market price and estimated intrinsic
=====================================================================================     value was below average for your Fund
                                                                                          relative to the past several years, but
HOW WE INVEST                                Fund's philosophy is based on two            we believe this value content remained
                                             elements that we believe have empirical      greater than that of the broader market.
Our investment strategy is to create         support:                                     While there is
wealth by investing in companies that
are selling at a significant discount to     o Companies have a measurable estimated                                   (continued)
their estimated intrinsic value--a value     intrinsic value. Importantly, this fair
that is based on the estimated future        value is independent of the company's
cash flows generated by the business.        stock price.
The


========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1. Data Processing &                         1. McKesson Corp.                  4.2%
                                                Outsourced Services             8.6%
[PIE CHART]                                                                               2. Jackson Hewitt Tax Service Inc. 3.7
                                             2. Oil And Gas Drilling            7.2
Information Technology              14.2%                                                 3. Aetna Inc.                      3.4
                                             3. Managed Health Care             6.6
Energy                               7.2%                                                 4. WellPoint, Inc.                 3.2
                                             4. Thrifts & Mortgage Finance      5.8
Consumer Staples                     5.5%                                                 5. Computer Associates
                                             5. Regional Banks                  4.9          International, Inc.             3.1
Money Market Funds Plus Other
Assets Less Liabilities              5.1%    TOTAL NET ASSETS        $240.3 MILLION       6. ACE Ltd. (Cayman Islands)       2.9

Industrials                          1.8%    TOTAL NUMBER OF HOLDINGS*           42       7. Radian Group Inc.               2.8

Materials                            1.5%                                                 8. Interpublic Group of Cos., Inc.
                                                                                             (The)                           2.8
Financials                          27.8%
                                                                                          9. Zions Bancorp.                  2.8
Consumer Discretionary              21.7%
                                                                                          10. Pride International, Inc.      2.6
Health Care                         15.2%

The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM MID CAP BASIC VALUE FUND


no assurance that market value will ever     regulatory scrutiny of the for-profit                         BRET W. STANLEY,
reflect our estimate of portfolio            education industry. While the regulatory       [STANLEY       Chartered Financial
intrinsic value, this is the primary         risk had subsided, competition for new           PHOTO]       Analyst, senior
metric we use in assessing and managing      students had increased further, leading                       portfolio manager, is
the portfolio.                               to an impairment of the company's                             lead portfolio manager
                                             estimated intrinsic value. With better                        of AIM Mid Cap Basic
MARKET CONDITIONS AND YOUR FUND              investment opportunities elsewhere, we      Value Fund and the head of AIM's Value
                                             sold the stock at a very modest loss to     Investment Management Unit. Prior to
Mid-cap stocks posted positive returns       shareholders.                               joining AIM in 1998, Mr. Stanley served
during the period, outperforming both                                                    as a vice president and portfolio
large- and small-cap stocks. Overall,           We did make other changes to the         manager and managed growth and income,
equity market returns were modestly          portfolio throughout the first half of      equity income and value portfolios. He
negative, as investors were preoccupied      the year. We made new purchases in the      began his investment career in 1988. Mr.
with the impact that high energy prices      consumer staples, information technology    Stanley received a B.B.A. in finance
and rising interest rates might have on      and materials sectors. We sold STARWOOD     from The University of Texas at Austin
continued economic growth. These             HOTELS & RESORTS WORLDWIDE, IMS HEALTH      and an M.S. in finance from the
concerns translated directly into muted      and ACXIOM. We also sold our shares in      University of Houston.
or negative returns in most broad equity     MAPICS and SUNGUARD DATA SYSTEMS, both
market sectors with the exception of         of which received buyout offers that
energy, which rallied in response to         were right in line with our estimate of                       R. CANON COLEMAN II,
record-high oil prices, and utilities.       intrinsic value and served as a good,                         Chartered Financial
The health care sector was one other         independent validation of our                  [COLEMAN       Analyst, portfolio
area of moderate strength, helped in         valuations. In less than 12 months, both         PHOTO]       manager, is manager of
large part by the ongoing strength in        stocks returned more than 40% from the                        AIM Mid Cap Basic
the fundamentals of this more defensive      time of our initial purchases.                                Value Fund. He joined
sector.                                                                                  AMVESCAP in 1999 in its corporate
                                             IN CLOSING                                  associate rotation program, working with
   Fund returns in the period were led                                                   fund managers throughout AMVESCAP before
by our investments in the health care        Results were positive during this           joining AIM in 2000. He previously
and energy sectors. Health care holdings     period, but normal market volatility        worked as a CPA. Mr. Coleman earned a
MCKESSON, AETNA, UNIVERSAL HEALTH            affects short-term performance and          B.S. and an M.S. in accounting from the
SERVICES and WELLPOINT were all              limits our ability to measure success.      University of Florida. He also has an
significant contributors to performance.     Over longer periods, though, we have        M.B.A. from The Wharton School at the
The Fund's energy holdings, all of which     demonstrated the potential to turn          University of Pennsylvania.
provide contract drilling services, also     market volatility and investor
posted double-digit gains.                   overreaction into capital appreciation.
                                             As managers and shareholders, we                              MATTHEW W.
   One other notable contributor in the      continued to work hard on your behalf.                        SEINSHEIMER, Chartered
period was luxury hotel owner ORIENT         We thank you for investing in AIM Mid       [SEINSHEIMER      Financial Analyst,
EXPRESS HOTEL. Occupancy trends have         Cap Basic Value Fund and for sharing our       PHOTO]         senior portfolio
steadily improved in recent quarters and     long-term investment horizon.                                 manager, is manager of
the stock moved higher in response to                                                                      AIM Mid Cap Basic
the company's strong operating results.      THE VIEWS AND OPINIONS EXPRESSED IN         Value Fund. He began his investment
Additionally, management also announced      MANAGEMENT'S DISCUSSION OF FUND             career in 1992 as a fixed-income trader.
a hotel acquisition and plans for a new      PERFORMANCE ARE THOSE OF A I M ADVISORS,    He later served as a portfolio manager
luxury residential project, both of          INC. THESE VIEWS AND OPINIONS ARE           on both fixed income and equity
which we believed would add to earnings      SUBJECT TO CHANGE AT ANY TIME BASED ON      portfolios. Mr. Seinsheimer joined AIM
over the next few years. Importantly,        FACTORS SUCH AS MARKET AND ECONOMIC         as a senior analyst in 1998 and assumed
these actions did more than simply boost     CONDITIONS. THESE VIEWS AND OPINIONS MAY    his current responsibilities in 2000. He
investor enthusiasm--we believed they        NOT BE RELIED UPON AS INVESTMENT ADVICE     received a B.B.A. from Southern
had created additional shareholder           OR RECOMMENDATIONS, OR AS AN OFFER FOR A    Methodist University and an M.B.A. from
value.                                       PARTICULAR SECURITY. THE INFORMATION IS     The University of Texas at Austin.
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
   Our largest detractors to performance     OF ANY MARKET, COUNTRY, INDUSTRY,                             MICHAEL J. SIMON,
were CORINTHIAN COLLEGES, WATERS,            SECURITY OR THE FUND. STATEMENTS OF FACT                      Chartered Financial
WADDELL & REED FINANCIAL, COMPUTER           ARE FROM SOURCES CONSIDERED RELIABLE,          [SIMON         Analyst, senior
ASSOCIATES and ACXIOM. After previously      BUT A I M ADVISORS, INC. MAKES NO               PHOTO         portfolio manager, is
citing concerns over the pace of student     REPRESENTATION OR WARRANTY AS TO THEIR                        manager of AIM Mid Cap
enrollment growth, Corinthian Colleges       COMPLETENESS OR ACCURACY. ALTHOUGH                            Basic Value Fund. He
surprised investors with news of             HISTORICAL PERFORMANCE IS NO GUARANTEE      joined AIM in 2001. Prior to joining
enrollment declines in the most recent       OF FUTURE RESULTS, THESE INSIGHTS MAY       AIM, Mr. Simon worked as a vice
reporting period, negatively impacting       HELP YOU UNDERSTAND OUR INVESTMENT          president, equity analyst and portfolio
the stock. We had initially purchased        MANAGEMENT PHILOSOPHY.                      manager. Mr. Simon, who began his
the stock in 2004 following a 70%                                                        investment career in 1989, received a
decline that was caused in large part by           See important Fund and index          B.B.A. in finance from Texas Christian
evidence of slowing growth and fear of           disclosures inside front cover.         University and an M.B.A. from the
increased                                                                                University of Chicago. Mr. Simon has
                                                                                         served as Occasional Faculty in the
                                                                                         Finance and Decision Sciences Department
                                                                                         of Texas Christian University's M.J.
                                                                                         Neeley School of Business.

                                                                                         Assisted by the Basic Value Team

AIM MID CAP BASIC VALUE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


========================================     CLASS R SHARES' INCEPTION DATE IS APRIL         CLASS A SHARE PERFORMANCE REFLECTS
                                             30, 2004. RETURNS SINCE THAT DATE ARE        THE MAXIMUM 5.50% SALES CHARGE, AND
AVERAGE ANNUAL TOTAL RETURNS                 HISTORICAL RETURNS. ALL OTHER RETURNS        CLASS B AND CLASS C SHARE PERFORMANCE
As of 6/30/05, including applicable sales    ARE BLENDED RETURNS OF HISTORICAL CLASS      REFLECTS THE APPLICABLE CONTINGENT
charges                                      R SHARE PERFORMANCE AND RESTATED CLASS A     DEFERRED SALES CHARGE (CDSC) FOR THE
                                             SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PERIOD INVOLVED. THE CDSC ON CLASS B
CLASS A SHARES                               THE INCEPTION DATE OF CLASS R SHARES) AT     SHARES DECLINES FROM 5% BEGINNING AT THE
Inception (12/31/01)              6.99%      NET ASSET VALUE, ADJUSTED TO REFLECT THE     TIME OF PURCHASE TO 0% AT THE BEGINNING
 1 Year                           3.24       HIGHER RULE 12B-1 FEES APPLICABLE TO         OF THE SEVENTH YEAR. THE CDSC ON CLASS C
                                             CLASS R SHARES. CLASS A SHARES'              SHARES IS 1% FOR THE FIRST YEAR AFTER
CLASS B SHARES                               INCEPTION DATE IS DECEMBER 31, 2001.         PURCHASE. CLASS R SHARES DO NOT HAVE A
Inception (12/31/01)              7.34%                                                   FRONT-END SALES CHARGE; RETURNS SHOWN
 1 Year                           3.53          THE PERFORMANCE DATA QUOTED REPRESENT     ARE AT NET ASSET VALUE AND DO NOT
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
CLASS C SHARES                               COMPARABLE FUTURE RESULTS; CURRENT           ON A TOTAL REDEMPTION OF RETIREMENT PLAN
Inception (12/31/01)              8.03%      PERFORMANCE MAY BE LOWER OR HIGHER.          ASSETS WITHIN THE FIRST YEAR.
 1 Year                           7.53       PLEASE VISIT AIMINVESTMENTS.COM FOR THE
                                             MOST RECENT MONTH-END PERFORMANCE.              THE PERFORMANCE OF THE FUND'S SHARE
CLASS R SHARES                               PERFORMANCE FIGURES REFLECT REINVESTED       CLASSES WILL DIFFER DUE TO DIFFERENT
Inception                         8.60%      DISTRIBUTIONS, CHANGES IN NET ASSET          SALES CHARGE STRUCTURES AND CLASS
 1 Year                           9.04       VALUE AND THE EFFECT OF THE MAXIMUM          EXPENSES.
                                             SALES CHARGE UNLESS OTHERWISE STATED.
========================================     INVESTMENT RETURN AND PRINCIPAL VALUE
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                             GAIN OR LOSS WHEN YOU SELL SHARES.

AIM MID CAP BASIC VALUE FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then         expenses you paid for the period. You
costs, which may include sales charges       multiply the result by the number in the     may use this information to compare the
(loads) on purchase payments; contingent     table under the heading entitled "Actual     ongoing costs of investing in the Fund
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate     and other funds. To do so, compare this
and redemption fees, if any; and (2)         the expenses you paid on your account        5% hypothetical example with the 5%
ongoing costs, including management          during this period.                          hypothetical examples that appear in the
fees; distribution and/or service fees                                                    shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                             Please note that the expenses shown
understand your ongoing costs (in                                                         in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
January 1, 2005, through June 30, 2005.      actual return. The Fund's actual             information is useful in comparing
                                             cumulative total returns at net asset        ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months      you determine the relative total costs
                                             ended June 30, 2005, appear in the table     of owning different funds. In addition,
The table below provides information         "Fund vs. Indexes" on page 3.                if these transactional costs were
about actual account values and actual                                                    included, your costs would have been
expenses. You may use the information in                                                  higher.
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                     ACTUAL                                     HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING ACCOUNT      ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                     EXPENSES
SHARE           VALUE                  VALUE                 PAID DURING           VALUE                         PAID DURING
CLASS          (1/1/05)             (6/30/05)(1)             PERIOD(2,3)         (6/30/05)                       PERIOD(2,4)
  A           $1,000.00              $1,021.30                  $7.52            $1,017.36                         $7.50
  B            1,000.00               1,018.60                  10.76             1,014.13                         10.74
  C            1,000.00               1,018.70                  10.76             1,014.13                         10.74
  R            1,000.00               1,021.40                   8.27             1,016.61                          8.25


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.50%, 2.15%, 2.15% and 1.65% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12B-1 plan fees for Class A shares to
    0.25%. The annualized expense ratio restated as if the agreement had been in effect throughout the entire most recent fiscal half year is 1.40% for Class A shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $7.02 for Class A shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $7.00 for Class A shares.

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON     For More Information Visit
                                                                                          IMAGE]     AIMINVESTMENTS.COM


AIM MID CAP BASIC VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

    The Board of Trustees of the AIM         o The quality of services to be provided     serve as an advisor to other mutual
Funds Group (the "Board") oversees the       by AIM. The Board reviewed the               funds or other clients with investment
management of AIM Mid Cap Basic Value        credentials and experience of the            strategies comparable to those of the
Fund (the "Fund") and, as required by        officers and employees of AIM who will       Fund.
law, determines annually whether to          provide investment advisory services to
approve the continuance of the Fund's        the Fund. In reviewing the                   o Fees relative to those of comparable
advisory agreement with A I M Advisors,      qualifications of AIM to provide             funds with other advisors. The Board
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      reviewed the advisory fee rate for the
recommendation of the Investments            reviewed the qualifications of AIM's         Fund under the Advisory Agreement. The
Committee of the Board, which is             investment personnel and considered such     Board compared effective contractual
comprised solely of independent              issues as AIM's portfolio and product        advisory fee rates at a common asset
trustees, at a meeting held on June 30,      review process, various back office          level and noted that the Fund's rate was
2005, the Board, including all of the        support functions provided by AIM and        below the median rate of the funds
independent trustees, approved the           AIM's equity and fixed income trading        advised by other advisors with
continuance of the advisory agreement        operations. Based on the review of these     investment strategies comparable to
(the "Advisory Agreement") between the       and other factors, the Board concluded       those of the Fund that the Board
Fund and AIM for another year, effective     that the quality of services to be           reviewed. The Board noted that AIM has
July 1, 2005.                                provided by AIM was appropriate and that     agreed to waive advisory fees of the
                                             AIM currently is providing satisfactory      Fund and to limit the Fund's total
    The Board considered the factors         services in accordance with the terms of     operating expenses, as discussed below.
discussed below in evaluating the            the Advisory Agreement.                      Based on this review, the Board
fairness and reasonableness of the                                                        concluded that the advisory fee rate for
Advisory Agreement at the meeting on         o The performance of the Fund relative       the Fund under the Advisory Agreement
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed      was fair and reasonable.
ongoing oversight of the Fund. In their      the performance of the Fund during the
deliberations, the Board and the             past one and three calendar years            o Expense limitations and fee waivers.
independent trustees did not identify        against the performance of funds advised     The Board noted that AIM has
any particular factor that was               by other advisors with investment            contractually agreed to waive advisory
controlling, and each trustee attributed     strategies comparable to those of the        fees of the Fund through December 31,
different weights to the various             Fund. The Board noted that the Fund's        2009 to the extent necessary so that the
factors.                                     performance in such periods was below        advisory fees payable by the Fund do not
                                             the median performance of such               exceed a specified maximum advisory fee
    One of the responsibilities of the       comparable funds. The Board noted that       rate, which maximum rate includes
Senior Officer of the Fund, who is           AIM has recently made changes to the         breakpoints and is based on net asset
independent of AIM and AIM's affiliates,     Fund's portfolio management team, which      levels. The Board considered the
is to manage the process by which the        appear to be producing encouraging early     contractual nature of this fee waiver
Fund's proposed management fees are          results but need more time to be             and noted that it remains in effect
negotiated to ensure that they are           evaluated before a conclusion can be         until December 31, 2009. The Board also
negotiated in a manner which is at arm's     made that the changes have addressed the     noted that AIM has voluntarily agreed to
length and reasonable. To that end, the      Fund's under-performance. Based on this      waive fees and/or limit expenses of the
Senior Officer must either supervise a       review, the Board concluded that no          Fund in an amount necessary to limit
competitive bidding process or prepare       changes should be made to the Fund and       total annual operating expenses to a
an independent written evaluation. The       that it was not necessary to change the      specified percentage of average daily
Senior Officer has recommended an            Fund's portfolio management team at this     net assets for each class of the Fund.
independent written evaluation in lieu       time.                                        The Board considered the voluntary
of a competitive bidding process and,                                                     nature of this fee waiver/expense
upon the direction of the Board, has         o The performance of the Fund relative       limitation and noted that it can be
prepared such an independent written         to indices. The Board reviewed the           terminated at any time by AIM without
evaluation. Such written evaluation also     performance of the Fund during the past      further notice to investors. The Board
considered certain of the factors            one and three calendar years against the     considered the effect these fee
discussed below. In addition, as             performance of the Lipper Mid-Cap Value      waivers/expense limitations would have
discussed below, the Senior Officer made     Fund Index. The Board noted that the         on the Fund's estimated expenses and
certain recommendations to the Board in      Fund's performance in such periods was       concluded that the levels of fee
connection with such written evaluation.     below the performance of such Index. The     waivers/expense limitations for the Fund
                                             Board noted that AIM has recently made       were fair and reasonable.
    The discussion below serves as a         changes to the Fund's portfolio
summary of the Senior Officer's              management team, which appear to be          o Breakpoints and economies of scale.
independent written evaluation and           producing encouraging early results but      The Board reviewed the structure of the
recommendations to the Board in              need more time to be evaluated before a      Fund's advisory fee under the Advisory
connection therewith, as well as a           conclusion can be made that the changes      Agreement, noting that it includes two
discussion of the material factors and       have addressed the Fund's                    breakpoints. The Board reviewed the
the conclusions with respect thereto         under-performance. Based on this review,     level of the Fund's advisory fees, and
that formed the basis for the Board's        the Board concluded that no changes          noted that such fees, as a percentage of
approval of the Advisory Agreement.          should be made to the Fund and that it       the Fund's net assets, would decrease as
After consideration of all of the            was not necessary to change the Fund's       net assets increase because the Advisory
factors below and based on its informed      portfolio management team at this time.      Agreement includes breakpoints. The
business judgment, the Board determined                                                   Board noted that, due to the Fund's
that the Advisory Agreement is in the        o Meeting with the Fund's portfolio          current asset levels and the way in
best interests of the Fund and its           managers and investment personnel. With      which the advisory fee breakpoints have
shareholders and that the compensation       respect to the Fund, the Board is            been structured, the Fund has yet to
to AIM under the Advisory Agreement is       meeting periodically with such Fund's        benefit from the breakpoints. The Board
fair and reasonable and would have been      portfolio managers and/or other              noted that AIM has contractually agreed
obtained through arm's length                investment personnel and believes that       to waive advisory fees of the Fund
negotiations.                                such individuals are competent and able      through December 31, 2009 to the extent
                                             to continue to carry out their               necessary so that the advisory fees
o The nature and extent of the advisory      responsibilities under the Advisory          payable by the Fund do not exceed a
services to be provided by AIM. The          Agreement.                                   specified maximum advisory fee rate,
Board reviewed the services to be                                                         which maximum rate includes breakpoints
provided by AIM under the Advisory           o Overall performance of AIM. The Board      and is based on net asset levels. The
Agreement. Based on such review, the         considered the overall performance of        Board concluded that the Fund's fee
Board concluded that the range of            AIM in providing investment advisory and     levels under the Advisory Agreement
services to be provided by AIM under the     portfolio administrative services to the     therefore would reflect economies of
Advisory Agreement was appropriate and       Fund and concluded that such performance     scale at higher asset levels and that it
that AIM currently is providing services     was satisfactory.                            was not necessary to change the advisory
in accordance with the terms of the                                                       fee breakpoints in the Fund's advisory
Advisory Agreement.                          o Fees relative to those of clients of       fee schedule.
                                             AIM with comparable investment
                                             strategies. The Board noted that AIM         o Investments in affiliated money market
                                             does not                                     funds. The Board also took into account
                                                                                          the fact that uninvested cash and cash
                                                                                          collateral from securities lending
                                                                                          arrangements (collectively, "cash
                                                                                          balances") of the Fund may be invested
                                                                                          in money market funds advised by AIM

AIM MID CAP BASIC VALUE FUND

pursuant to the terms of an SEC              o AIM's financial soundness in light of
exemptive order. The Board found that        the Fund's needs. The Board considered
the Fund may realize certain benefits        whether AIM is financially sound and has
upon investing cash balances in AIM          the resources necessary to perform its
advised money market funds, including a      obligations under the Advisory
higher net return, increased liquidity,      Agreement, and concluded that AIM has
increased diversification or decreased       the financial resources necessary to
transaction costs. The Board also found      fulfill its obligations under the
that the Fund will not receive reduced       Advisory Agreement.
services if it invests its cash balances
in such money market funds. The Board        o Historical relationship between the
noted that, to the extent the Fund           Fund and AIM. In determining whether to
invests in affiliated money market           continue the Advisory Agreement for the
funds, AIM has voluntarily agreed to         Fund, the Board also considered the
waive a portion of the advisory fees it      prior relationship between AIM and the
receives from the Fund attributable to       Fund, as well as the Board's knowledge
such investment. The Board further           of AIM's operations, and concluded that
determined that the proposed securities      it was beneficial to maintain the
lending program and related procedures       current relationship, in part, because
with respect to the lending Fund is in       of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the non-
and its respective shareholders. The         investment advisory services currently
Board therefore concluded that the           performed by AIM and its affiliates,
investment of cash collateral received       such as administrative, transfer agency
in connection with the securities            and distribution services, and the fees
lending program in the money market          received by AIM and its affiliates for
funds according to the procedures is in      performing such services. In addition to
the best interests of the lending Fund       reviewing such services, the trustees
and its respective shareholders.             also considered the organizational
                                             structure employed by AIM and its
o Independent written evaluation and         affiliates to provide those services.
recommendations of the Fund's Senior         Based on the review of these and other
Officer. The Board noted that, upon          factors, the Board concluded that AIM
their direction, the Senior Officer of       and its affiliates were qualified to
the Fund had prepared an independent         continue to provide non-investment
written evaluation in order to assist        advisory services to the Fund, including
the Board in determining the                 administrative, transfer agency and
reasonableness of the proposed               distribution services, and that AIM and
management fees of the AIM Funds,            its affiliates currently are providing
including the Fund. The Board noted that     satisfactory non-investment advisory
the Senior Officer's written evaluation      services.
had been relied upon by the Board in
this regard in lieu of a competitive         o Other factors and current trends. In
bidding process. In determining whether      determining whether to continue the
to continue the Advisory Agreement for       Advisory Agreement for the Fund, the
the Fund, the Board considered the           Board considered the fact that AIM,
Senior Officer's written evaluation and      along with others in the mutual fund
the recommendation made by the Senior        industry, is subject to regulatory
Officer to the Board that the Board          inquiries and litigation related to a
consider implementing a process to           wide range of issues. The Board also
assist them in more closely monitoring       considered the governance and compliance
the performance of the AIM Funds. The        reforms being undertaken by AIM and its
Board concluded that it would be             affiliates, including maintaining an
advisable to implement such a process as     internal controls committee and
soon as reasonably practicable.              retaining an independent compliance
                                             consultant, and the fact that AIM has
o Profitability of AIM and its               undertaken to cause the Fund to operate
affiliates. The Board reviewed               in accordance with certain governance
information concerning the profitability     policies and practices. The Board
of AIM's (and its affiliates')               concluded that these actions indicated a
investment advisory and other activities     good faith effort on the part of AIM to
and its financial condition. The Board       adhere to the highest ethical standards,
considered the overall profitability of      and determined that the current
AIM, as well as the profitability of AIM     regulatory and litigation environment to
in connection with managing the Fund.        which AIM is subject should not prevent
The Board noted that AIM's operations        the Board from continuing the Advisory
remain profitable, although increased        Agreement for the Fund.
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05

AIM MID CAP BASIC VALUE FUND


INSTITUTIONAL CLASS SHARES                   =====================================           PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/05                    MORE RECENT RETURNS MAY BE MORE OR
prepared to provide Institutional                                                         LESS THAN THOSE SHOWN. ALL RETURNS
Class shareholders with a performance        Inception                       8.96%        ASSUME REINVESTMENT OF DISTRIBUTIONS
overview specific to their holdings.         1 Year                          9.85         AT NET ASSET VALUE. INVESTMENT RETURN
Institutional Class shares are               6 Months*                       2.51         AND PRINCIPAL VALUE WILL FLUCTUATE SO
offered exclusively to institutional                                                      YOUR SHARES, WHEN REDEEMED, MAY BE
investors, including defined                 *Cumulative total return that has not        WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         been annualized                              ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    =====================================        INFORMATION ON COMPARATIVE
                                                                                          BENCHMARKS. PLEASE CONSULT YOUR FUND
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        PROSPECTUS FOR MORE INFORMATION. FOR
                                             DATE IS APRIL 30, 2004. RETURNS SINCE        THE MOST CURRENT MONTH-END
                                             THAT DATE ARE HISTORICAL RETURNS. ALL        PERFORMANCE, PLEASE CALL 800-451-4246
                                             OTHER RETURNS ARE BLENDED RETURNS OF         OR VISIT AIMinvestments.com.
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A
                                             SHARE PERFORMANCE (FOR PERIODS PRIOR
                                             TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET
                                             ASSET VALUE AND REFLECT THE HIGHER
                                             RULE 12b-1 FEES APPLICABLE TO CLASS A
                                             SHARES. CLASS A SHARES' INCEPTION
                                             DATE IS DECEMBER 31, 2001.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE
                                             IS AT NAV. INSTITUTIONAL CLASS SHARES
=====================================        WOULD HAVE HAD DIFFERENT RETURNS DUE
FUND NASDAQ SYMBOL                           TO DIFFERENCES IN THE EXPENSE
                                             STRUCTURE OF THE INSTITUTIONAL CLASS.
AIM Mid Cap Basic Value Fund    MDICX
=====================================


                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com       MCBV-INS-2              YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      divide your account value by $1,000 (for        The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          actual ending account balance or
ongoing costs, including management fees     result by the number in the table under      expenses you paid for the period. You
and other Fund expenses. This example is     the heading entitled "Actual Expenses        may use this information to compare the
intended to help you understand your         Paid During Period" to estimate the          ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      expenses you paid on your account during     and other funds. To do so, compare this
in the Fund and to compare these costs       this period.                                 5% hypothetical example with the 5%
with ongoing costs of investing in other                                                  hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown
entire period January 1, 2005, through       The table below also provides                in the table are meant to highlight your
June 30, 2005.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2005,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

================================================================================================================================

                                                            ACTUAL                               HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT      ENDING ACCOUNT              EXPENSES        ENDING ACCOUNT            EXPENSES
   SHARE                VALUE                VALUE                 PAID DURING           VALUE                PAID DURING
   CLASS               (1/1/05)           (6/30/05)(1)              PERIOD(2)          (6/30/05)               PERIOD(2)
Institutional         $1,000.00            $1,025.10                  $4.57            $1,020.28                 $4.56


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.91% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

================================================================================================================================



AIMinvestments.com              MCBV-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.87%

ADVERTISING-2.82%

Interpublic Group of Cos., Inc. (The)(a)         556,070   $  6,772,933
=======================================================================

APPAREL RETAIL-4.51%

Gap, Inc. (The)                                  254,800      5,032,300
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                             238,900      5,817,215
=======================================================================
                                                             10,849,515
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.84%

Waddell & Reed Financial, Inc.-Class A           238,390      4,410,215
=======================================================================

BREWERS-0.75%

Molson Coors Brewing Co.-Class B                  29,200      1,810,400
=======================================================================

BUILDING PRODUCTS-1.80%

American Standard Cos. Inc.                      103,350      4,332,432
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.73%

Lexmark International, Inc.-Class A(a)            27,200      1,763,376
=======================================================================

CONSUMER FINANCE-1.73%

MoneyGram International, Inc.                    217,000      4,149,040
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-8.62%

BISYS Group, Inc. (The)(a)                       206,900      3,091,086
-----------------------------------------------------------------------
Ceridian Corp.(a)                                282,980      5,512,450
-----------------------------------------------------------------------
Certegy Inc.                                     155,450      5,941,299
-----------------------------------------------------------------------
DST Systems, Inc.(a)                             131,670      6,162,156
=======================================================================
                                                             20,706,991
=======================================================================

FOOD RETAIL-2.52%

Kroger Co. (The)(a)                              317,900      6,049,637
=======================================================================

HEALTH CARE DISTRIBUTORS-4.20%

McKesson Corp.                                   225,400     10,095,666
=======================================================================

HEALTH CARE EQUIPMENT-2.21%

Waters Corp.(a)                                  142,700      5,304,159
=======================================================================

HEALTH CARE FACILITIES-2.24%

Universal Health Services, Inc.-Class B(b)        86,750      5,394,115
=======================================================================

HOTELS, RESORTS & CRUISE LINES-2.04%

Orient-Express Hotels Ltd.-Class A (Bermuda)     154,600      4,896,182
=======================================================================

INSURANCE BROKERS-2.11%

Aon Corp.(b)                                     202,400      5,068,096
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


LEISURE FACILITIES-2.20%

Speedway Motorsports, Inc.                       144,700   $  5,290,232
=======================================================================

LEISURE PRODUCTS-2.23%

Brunswick Corp.                                  123,570      5,353,052
=======================================================================

LIFE & HEALTH INSURANCE-4.32%

Nationwide Financial Services, Inc.-Class A      145,890      5,535,067
-----------------------------------------------------------------------
Protective Life Corp.                            114,600      4,838,412
=======================================================================
                                                             10,373,479
=======================================================================

MANAGED HEALTH CARE-6.56%

Aetna Inc.                                        98,280      8,139,550
-----------------------------------------------------------------------
WellPoint, Inc.(a)                               109,360      7,615,830
=======================================================================
                                                             15,755,380
=======================================================================

MULTI-LINE INSURANCE-4.18%

American Financial Group, Inc.                   135,530      4,542,966
-----------------------------------------------------------------------
Genworth Financial Inc.-Class A                  182,000      5,501,860
=======================================================================
                                                             10,044,826
=======================================================================

OIL & GAS DRILLING-7.16%

Nabors Industries, Ltd. (Bermuda)(a)              91,390      5,540,062
-----------------------------------------------------------------------
Pride International, Inc.(a)                     239,810      6,163,117
-----------------------------------------------------------------------
Todco-Class A(a)                                 214,100      5,495,947
=======================================================================
                                                             17,199,126
=======================================================================

PACKAGED FOODS & MEATS-2.28%

Cadbury Schweppes PLC-ADR (United Kingdom)       142,800      5,473,524
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.89%

ACE Ltd. (Cayman Islands)                        155,000      6,951,750
=======================================================================

REGIONAL BANKS-4.92%

Cullen/Frost Bankers, Inc.                       106,600      5,079,490
-----------------------------------------------------------------------
Zions Bancorp                                     91,670      6,740,495
=======================================================================
                                                             11,819,985
=======================================================================

RESTAURANTS-4.17%

CEC Entertainment Inc.(a)                        112,250      4,724,602
-----------------------------------------------------------------------
Outback Steakhouse, Inc.                         117,230      5,303,485
=======================================================================
                                                             10,028,087
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.74%

Brooks Automation, Inc.(a)                       282,000      4,187,700
=======================================================================

SPECIALIZED CONSUMER SERVICES-3.74%

Jackson Hewitt Tax Service Inc.                  380,200      8,987,928
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SPECIALTY CHEMICALS-1.49%

MacDermid, Inc.                                  115,000   $  3,583,400
=======================================================================

SYSTEMS SOFTWARE-3.10%

Computer Associates International, Inc.          271,100      7,449,828
=======================================================================

THRIFTS & MORTGAGE FINANCE-5.77%

Federal Agricultural Mortgage Corp.-Class
  C(b)                                           111,600      2,460,780
-----------------------------------------------------------------------
MGIC Investment Corp.                             70,200      4,578,444
-----------------------------------------------------------------------
Radian Group Inc.                                144,680      6,831,790
=======================================================================
                                                             13,871,014
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $183,827,445)                         227,972,068
=======================================================================

MONEY MARKET FUNDS-4.78%

Liquid Assets Portfolio-Institutional
  Class(c)                                     5,738,511      5,738,511
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    5,738,511      5,738,511
=======================================================================
    Total Money Market Funds (Cost
      $11,477,022)                                           11,477,022
=======================================================================
TOTAL INVESTMENTS-99.65% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $195,304,467)               239,449,090
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.97%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  9,553,175   $  9,553,175
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $9,553,175)                                       9,553,175
=======================================================================
TOTAL INVESTMENTS-103.62% (Cost $204,857,642)               249,002,265
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.62%)                        (8,700,657)
=======================================================================
NET ASSETS-100.00%                                         $240,301,608
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depository Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $183,827,445)*                               $227,972,068
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $21,030,197)                             21,030,197
===========================================================
     Total investments (cost $204,857,642)      249,002,265
===========================================================
Receivables for:
  Investments sold                                  869,542
-----------------------------------------------------------
  Fund shares sold                                  567,123
-----------------------------------------------------------
  Dividends                                         147,534
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               10,988
-----------------------------------------------------------
Other assets                                         39,379
===========================================================
     Total assets                               250,636,831
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             248,900
-----------------------------------------------------------
  Fund shares reacquired                            345,544
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                15,238
-----------------------------------------------------------
  Collateral upon return of securities loaned     9,553,175
-----------------------------------------------------------
Accrued distribution fees                           111,325
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              128
-----------------------------------------------------------
Accrued transfer agent fees                          25,653
-----------------------------------------------------------
Accrued operating expenses                           35,260
===========================================================
     Total liabilities                           10,335,223
===========================================================
Net assets applicable to shares outstanding    $240,301,608
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $203,372,260
-----------------------------------------------------------
Undistributed net investment income (loss)         (967,600)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (6,247,675)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     44,144,623
===========================================================
                                               $240,301,608
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $130,168,600
___________________________________________________________
===========================================================
Class B                                        $ 65,691,582
___________________________________________________________
===========================================================
Class C                                        $ 28,418,970
___________________________________________________________
===========================================================
Class R                                        $     54,433
___________________________________________________________
===========================================================
Institutional Class                            $ 15,968,023
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           9,711,109
___________________________________________________________
===========================================================
Class B                                           5,012,545
___________________________________________________________
===========================================================
Class C                                           2,169,755
___________________________________________________________
===========================================================
Class R                                               4,066
___________________________________________________________
===========================================================
Institutional Class                               1,182,937
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.40
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $13.40 divided by
       94.50%)                                 $      14.18
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      13.11
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      13.10
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      13.39
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      13.50
___________________________________________________________
===========================================================

* At June 30, 2005, securities with an aggregate market value of $9,250,496 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  863,915
------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $1,308, after compensation to
  counterparties of $60,590)                                     103,407
========================================================================
  Total investment income                                        967,322
========================================================================

EXPENSES:

Advisory fees                                                    886,425
------------------------------------------------------------------------
Administrative services fees                                      45,320
------------------------------------------------------------------------
Custodian fees                                                     9,654
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        207,784
------------------------------------------------------------------------
  Class B                                                        317,600
------------------------------------------------------------------------
  Class C                                                        139,313
------------------------------------------------------------------------
  Class R                                                             94
------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       265,527
------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           574
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          9,449
------------------------------------------------------------------------
Other                                                            107,418
========================================================================
    Total expenses                                             1,989,158
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (67,091)
========================================================================
    Net expenses                                               1,922,067
========================================================================
Net investment income (loss)                                    (954,745)
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities (includes gains
  from securities sold to affiliates of $285,511)              3,464,636
========================================================================
Change in net unrealized appreciation of investment
  securities                                                   2,547,716
========================================================================
Net gain from investment securities                            6,012,352
========================================================================
Net increase in net assets resulting from operations          $5,057,607
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (954,745)   $ (1,770,374)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   3,464,636       1,517,779
------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                              --         146,526
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   2,547,716      24,454,568
==========================================================================================
    Net increase in net assets resulting from operations         5,057,607      24,348,499
==========================================================================================
Share transactions-net:
  Class A                                                       12,061,322      46,344,715
------------------------------------------------------------------------------------------
  Class B                                                        1,112,471      17,811,507
------------------------------------------------------------------------------------------
  Class C                                                          419,460      11,353,920
------------------------------------------------------------------------------------------
  Class R                                                           20,187          31,275
------------------------------------------------------------------------------------------
  Institutional Class                                            7,928,209       6,853,263
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               21,541,649      82,394,680
==========================================================================================
    Net increase in net assets                                  26,599,256     106,743,179
==========================================================================================

NET ASSETS:

  Beginning of period                                          213,702,352     106,959,173
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(967,600) and $(12,855), respectively)  $240,301,608    $213,702,352
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.80%
---------------------------------------------------------------------
Next $4 billion                                                 0.75%
---------------------------------------------------------------------
Over $5 billion                                                 0.70%
_____________________________________________________________________
=====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                               0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                               0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                               0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                0.64%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.70%, 2.45%, 2.45%, 1.95% and 1.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $62,052.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,684.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $45,320.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $265,527 for Class A, Class B, Class C and Class R share classes and $574 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $207,784, $317,600, $139,313 and $94, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2005, ADI advised the Fund that it retained $36,851 in front-end sales commissions from the sale of Class A shares and $0, $10,846, $3,220 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04         AT COST         FROM SALES      (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $4,883,864      $22,977,887      $(22,123,240)        $   --         $ 5,738,511     $ 50,686       $   --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            4,883,864       22,977,887       (22,123,240)            --           5,738,511       51,413           --
===============================================================================================================================
  Subtotal        $9,767,728      $45,955,774      $(44,246,480)        $   --         $11,477,022     $102,099       $   --
===============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $ 1,530,900      $34,334,200       $(26,311,925)         $   --         $ 9,553,175     $  1,308       $   --
==================================================================================================================================
  Total           $11,298,628      $80,289,974       $(70,558,405)         $   --         $21,030,197     $103,407       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $0 and sales of $1,980,000, which resulted in net realized gains of $285,511.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $3,355.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,364 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $9,250,496 were on loan to brokers. The loans were secured by cash collateral of $9,553,175 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $1,308 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                                $  369,421
-----------------------------------------------------------------------------
December 31, 2011                                                 6,610,421
=============================================================================
Total capital loss carryforward                                  $6,979,842
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during six months ended June 30, 2005 was $46,752,123 and $28,052,539, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $45,033,244
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,251,478)
===============================================================================
Net unrealized appreciation of investment securities               $41,781,766
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $207,220,499.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                       JUNE 30,                    DECEMBER 31,
                                                                         2005                          2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,370,961    $ 30,605,418     6,159,742    $ 73,250,946
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        935,621      11,810,065     3,016,119      35,457,428
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        560,766       7,099,485     1,748,301      20,660,237
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                       2,042          26,312         2,516          31,275
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         641,586       8,329,746       575,259       6,898,180
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        149,139       1,919,676       286,013       3,430,679
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (152,307)     (1,919,676)     (290,717)     (3,430,679)
======================================================================================================================
Reacquired:
  Class A                                                     (1,586,179)    (20,463,772)   (2,577,027)    (30,336,910)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (695,021)     (8,777,918)   (1,227,626)    (14,215,242)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (536,825)     (6,680,025)     (808,272)     (9,306,317)
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                        (492)         (6,125)           --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (30,183)       (401,537)       (3,725)        (44,917)
======================================================================================================================
                                                               1,659,108    $ 21,541,649     6,880,583    $ 82,394,680
______________________________________________________________________________________________________________________
======================================================================================================================

(a) 6% of the outstanding shares of the Fund are owned by an affiliated mutual fund. Affiliated mutual funds are advised by AIM.
(b) Class R shares and Institutional Class shares commenced sales on April 30, 2004.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    CLASS A
                                -------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                  YEAR ENDED DECEMBER 31,              DECEMBER 31, 2001
                                 JUNE 30,          ------------------------------------       (DATE OPERATIONS
                                   2005              2004          2003          2002            COMMENCED)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  13.12          $  11.28       $  8.23       $  9.99            $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)      (0.04)            (0.10)(a)     (0.08)        (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.32              1.93          3.13         (1.70)             (0.01)
---------------------------------------------------------------------------------------------------------------
  Net increase from payments
    by affiliates                      --              0.01            --            --                 --
===============================================================================================================
    Total from investment
      operations                     0.28              1.84          3.05         (1.76)             (0.01)
===============================================================================================================
Less dividends from net
  investment income                    --                --            --         (0.00)                --
===============================================================================================================
Net asset value, end of period   $  13.40          $  13.12       $ 11.28       $  8.23            $  9.99
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                      2.13%            16.31%(c)     37.06%       (17.62)%            (0.10)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $130,169          $115,164       $55,372       $39,130            $   400
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           1.50%(d)          1.67%         1.80%         1.80%              1.80%(e)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           1.56%(d)          1.69%         1.92%         1.93%            199.49%(e)
===============================================================================================================
Ratio of net investment income
  (loss) to average net assets      (0.63)%(d)        (0.85)%       (1.00)%       (0.70)%            (0.31)%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)             13%               34%           52%           41%                --
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after the reimbursement the advisor paid for an economic loss due to a trading error. Total return before reimbursement by the advisor was 16.22%.
(d) Ratios are annualized and based on average daily net assets of $119,717,590.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                   CLASS B
                                ------------------------------------------------------------------------------
                                SIX MONTHS                     YEAR ENDED
                                  ENDED                       DECEMBER 31,                   DECEMBER 31, 2001
                                 JUNE 30,          -----------------------------------       (DATE OPERATIONS
                                   2005             2004          2003          2002            COMMENCED)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $ 12.87           $ 11.14       $  8.18       $  9.99            $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.08)            (0.18)(a)     (0.13)        (0.12)(a)          (0.00)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.32              1.90          3.09         (1.69)             (0.01)
--------------------------------------------------------------------------------------------------------------
  Net increase from payments
    by affiliates                     --              0.01            --            --                 --
==============================================================================================================
    Total from investment
      operations                    0.24              1.73          2.96         (1.81)             (0.01)
==============================================================================================================
Less dividends from net
  investment income                   --                --            --         (0.00)                --
==============================================================================================================
Net asset value, end of period   $ 13.11           $ 12.87       $ 11.14       $  8.18            $  9.99
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                     1.86%            15.53%(c)     36.19%       (18.12)%            (0.10)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $65,692           $63,374       $38,165       $21,204            $   300
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          2.15%(d)          2.32%         2.45%         2.45%              2.45%(e)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.21%(d)          2.34%         2.57%         2.58%            200.14%(e)
==============================================================================================================
Ratio of net investment income
  (loss) to average net assets     (1.28)%(d)        (1.50)%       (1.65)%       (1.35)%            (0.96)%(e)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(f)            13%               34%           52%           41%                --
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after the reimbursement the advisor paid for an economic loss due to a trading error. Total return before reimbursement by the advisor was 15.44%
(d) Ratios are annualized and based on average daily net assets of $64,046,439.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                   CLASS C
                                ------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                  YEAR ENDED DECEMBER 31,             DECEMBER 31, 2001
                                 JUNE 30,          -----------------------------------       (DATE OPERATIONS
                                   2005             2004          2003          2002            COMMENCED)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $ 12.86           $ 11.13       $  8.18       $  9.99            $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.08)            (0.18)(a)     (0.12)        (0.12)(a)          (0.00)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.32              1.90          3.07         (1.69)             (0.01)
--------------------------------------------------------------------------------------------------------------
  Net increase from payments
    by affiliates                     --              0.01            --            --                 --
==============================================================================================================
    Total from investment
      operations                    0.24              1.73          2.95         (1.81)             (0.01)
==============================================================================================================
Less dividends from net
  investment income                   --                --            --         (0.00)                --
==============================================================================================================
Net asset value, end of period   $ 13.10           $ 12.86       $ 11.13       $  8.18            $  9.99
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                     1.87%            15.54%(c)     36.06%       (18.12)%            (0.10)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $28,419           $27,601       $13,422       $ 8,059            $   300
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          2.15%(d)          2.32%         2.45%         2.45%              2.45%(e)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.21%(d)          2.34%         2.57%         2.58%            200.14%(e)
==============================================================================================================
Ratio of net investment income
  (loss) to average net assets     (1.28)%(d)        (1.50)%       (1.65)%       (1.35)%            (0.96)%(e)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(f)            13%               34%           52%           41%                --
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after the reimbursement the advisor paid for an economic loss due to a trading error. Total return before reimbursement by the advisor was 15.45%.
(d) Ratios are annualized and based on average daily net assets of $28,093,443.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                           CLASS R
                                                              ----------------------------------
                                                              SIX MONTHS        APRIL 30, 2004
                                                                ENDED             (DATE SALES
                                                               JUNE 30,          COMMENCED) TO
                                                                 2005          DECEMBER 31, 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.11              $11.88
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)              (0.08)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.32                1.30
------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                          --                0.01
================================================================================================
    Total from investment operations                              0.28                1.23
================================================================================================
Net asset value, end of period                                  $13.39              $13.11
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   2.14%              10.35%(c)
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   54              $   33
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)            1.78%(e)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.71%(d)            1.80%(e)
================================================================================================
Ratio of net investment income (loss) to average net assets      (0.78)%(d)          (0.96)%(e)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(f)                                          13%                 34%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after the reimbursement the advisor paid for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.27%.
(d)  Ratios are annualized and based on average daily net assets of $37,537.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                      INSTITUTIONAL CLASS
                                                              ------------------------------------
                                                              SIX MONTHS          APRIL 30, 2004
                                                                ENDED               (DATE SALES
                                                               JUNE 30,            COMMENCED) TO
                                                                 2005            DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.17                $11.88
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)                (0.02)(a)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.33                  1.30
--------------------------------------------------------------------------------------------------
  Net increase from payment by affiliates                           --                  0.01
==================================================================================================
    Total from investment operations                              0.33                  1.29
==================================================================================================
Net asset value, end of period                                 $ 13.50                $13.17
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                   2.51%                10.86%(c)
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $15,968                $7,530
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.91%(d)              1.03%(e)
--------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.97%(d)              1.05%(e)
==================================================================================================
Ratio of net investment income (loss) to average net assets      (0.04)%(d)            (0.21)%(e)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(f)                                          13%                   34%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after the reimbursement the advisor paid for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.77%.
(d) Ratios are annualized and based on average daily net assets of $11,547,463.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599

                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173










            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)      Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                             Premier U.S. Government Money
AIM Mid Cap Core Equity Fund(2)                                                           Portfolio(1)
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                                  SECTOR EQUITY                   TAX-FREE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Advantage Health Sciences Fund(1)        AIM High Income Municipal Fund(8)
AIM Premier Equity Fund                      AIM Energy Fund(1)                           AIM Municipal Bond Fund
AIM S&P 500 Index Fund(1)                    AIM Financial Services Fund(1)               AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                       AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund(3)                 AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(4)                 AIM Gold & Precious Metals Fund(1)
AIM Small Company Growth Fund(1)             AIM Leisure Fund(1)
AIM Trimark Endeavor Fund                    AIM Multi-Sector Fund(1)                             AIM ALLOCATION SOLUTIONS
AIM Trimark Small Companies Fund             AIM Real Estate Fund(7)
AIM Weingarten Fund                          AIM Technology Fund(1)                       AIM Conservative Allocation Fund
                                             AIM Utilities Fund(1)                        AIM Growth Allocation Fund(9)
                                                                                          AIM Moderate Allocation Fund
                                                                                          AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                          Fund

                                             ================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

*Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                   MCBV-SAR-1         A I M Distributors, Inc.

                        YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO]
Funds   Products               Savings  Managed     Products  Management                  --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                         AIM PREMIER EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM PREMIER EQUITY FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL. INCOME IS A SECONDARY OBJECTIVE.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            The Fund provides a complete list of its
                                                                                          holdings four times in each fiscal year,
o Effective September 30, 2003, Class B      o The unmanaged Standard & Poor's            at the quarter-ends. For the second and
shares are not available as an               Composite Index of 500 Stocks (the S&P       fourth quarters, the lists appear in the
investment for retirement plans              500--Registered Trademark-- INDEX) is        Fund's semiannual and annual reports to
maintained pursuant to Section 401 of        an index of common stocks frequently         shareholders. For the first and third
the Internal Revenue Code, including         used as a general measure of U.S. stock      quarters, the Fund files the lists with
401(k) plans, money purchase pension         market performance.                          the Securities and Exchange Commission
plans and profit sharing plans. Plans                                                     (SEC) on Form N-Q. The most recent list
that have existing accounts invested in      o The unmanaged LIPPER LARGE-CAP CORE        of portfolio holdings is available at
Class B shares will continue to be           FUND INDEX represents an average of the      AIMinvestments.com. From our home page,
allowed to make additional purchases.        performance of the 30 largest large-         click on Products & Performance, then
                                             capitalization core equity funds tracked     Mutual Funds, then Fund Overview. Select
o Class R shares are available only to       by Lipper, Inc., an independent mutual       your Fund from the drop-down menu and
certain retirement plans. Please see the     fund performance monitor.                    click on Complete Quarterly Holdings.
prospectus for more information.                                                          Shareholders can also look up the Fund's
                                             o The Fund is not managed to track the       Forms N-Q on the SEC's Web site at
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of any particular index,         sec.gov. And copies of the Fund's Forms
                                             including the indexes defined here, and      N-Q may be reviewed and copied at the
o The Fund may invest up to 25% of its       consequently, the performance of the         SEC's Public Reference Room at 450 Fifth
assets in the securities of non-U.S.         Fund may deviate significantly from the      Street, N.W., Washington, D.C.
issuers. International investing             performance of the indexes.                  20549-0102. You can obtain information
presents certain risks not associated                                                     on the operation of the Public Reference
with investing solely in the United          o A direct investment cannot be made in      Room,including information about
States. These include risks relating to      an index. Unless otherwise indicated,        duplicating fee charges, by calling
fluctuations in the value of the U.S.        index results include reinvested             1-202-942-8090 or 1-800-732-0330, or by
dollar relative to the values of other       dividends, and they do not reflect sales     electronic request at the following
currencies, the custody arrangements         charges. Performance of an index of          e-mail address: publicinfo@sec.gov. The
made for the Fund's foreign holdings,        funds reflects fund expenses;                SEC file numbers for the Fund are
differences in accounting, political         performance of a market index does not.      811-1540 and 2-27334.
risks and the lesser degree of public
information required to be provided by       OTHER INFORMATION                            A description of the policies and
non-U.S. companies.                                                                       procedures that the Fund uses to
                                             o The returns shown in management's          determine how to vote proxies relating
o The Fund's investments in different,       discussion of Fund performance are based     to portfolio securities is available
independently managed investment             on net asset values calculated for           without charge, upon request, from our
disciplines create allocation risk,          shareholder transactions. Generally          Client Services department at
which is the risk that the allocation of     accepted accounting principles require       800-959-4246 or on the AIM Web site,
investments among core, growth and value     adjustments to be made to the net assets     AIMinvestments.com. On the home page,
companies may have a more significant        of the Fund at period end for financial      scroll down and click on AIM Funds Proxy
effect on the Fund's net asset value         reporting purposes, and as such, the net     Policy. The information is also
when one of these disciplines is             asset values for shareholder                 available on the Securities and Exchange
performing more poorly than the others.      transactions and the returns based on        Commission's Web site, sec.gov.
The active rebalancing of the Fund among     those net asset values may differ from
these investment disciplines may result      the net asset values and returns             Information regarding how the Fund voted
in increased transaction costs.              reported in the Financial Highlights.        proxies related to its portfolio
                                                                                          securities during the 12 months ended
o The independent management of the          o Industry classifications used in this      June 30, 2005, is available at our Web
three discipline sections may also           report are generally according to the        site. Go to AIMinvestments.com, access
result in adverse tax consequences if        Global Industry Classification Standard,     the About Us tab, click on Required
the portfolio managers responsible for       which was developed by and is the            Notices and then click on Proxy Voting
the Fund's three investment disciplines      exclusive property and a service mark of     Activity. Next, select the Fund from the
effect transactions in the same security     Morgan Stanley Capital International         drop-down menu. The information is also
on or about the same time.                   Inc. and Standard & Poor's.                  available on the Securities and Exchange
                                                                                          Commission's Web site, sec.gov.

                                                                                          ========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    AVLFX
                                                                                          Class B Shares                    AVLBX
                                                                                          Class C Shares                    AVLCX
                                                                                          Class R Shares                    AVLRX

                                                                                          ========================================

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM PREMIER EQUITY FUND

                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
                    Bruce Crockett, the independent Chair of the Board of
[GRAHAM             Trustees of the AIM Funds. We first introduced you to Mr.
 PHOTO]             Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
                    October.

                       Mr. Crockett has expressed an interest in keeping
                    shareholders informed of the work of the Board regularly via
ROBERT H. GRAHAM    letters in the Fund reports. We certainly consider this a
                    valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr.
                    Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
  [WILLIAMSON       manage the assets in your Fund. A discussion of the factors
     PHOTO]         the Board considered in reviewing the agreement is the
                    second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month MARK H. WILLIAMSON reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM          /S/ MARK H. WILLIAMSON
                    Robert H. Graham              Mark H. Williamson
                    President & Vice Chair,       Chairman & President, A I M
                    AIM Funds                     Advisors, Inc.

                    August 10, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM PREMIER EQUITY FUND

                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
[CROCKETT           (AIM) that save shareholders approximately $20.8 million
  PHOTO]            annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    August 10, 2005

AIM PREMIER EQUITY FUND


MANAGEMENT'S DISCUSSION
OF FUND PERFORMANCE

=====================================================================================     if a stock is trading significantly
PERFORMANCE SUMMARY                                                                       above estimated intrinsic value, or if
                                             ========================================     there is a permanent, fundamental
Large-cap stocks either gave up ground                                                    deterioration resulting in reduced
or were virtually stalled for the six        FUND VS. INDEXES                             intrinsic value with inadequate upside
months ended June 30, 2005. For the equity                                                potential or unexpected deterioration in
market, the period was comprised of one      TOTAL RETURNS, 12/31/04-6/30/05, EXCLUDING   financial strength.
quarter of negative returns and one          APPLICABLE SALES CHARGES. IF SALES
quarter of positive returns, resulting       CHARGES WERE INCLUDED, RETURNS WOULD BE         The growth team uses quantitative and
in little or no progress.                    LOWER.                                       fundamental analysis to identify
                                                                                          companies generating sustainable,
   The Fund's performance was in line        Class A Shares                     -0.71%    above-average earnings and cash flow
with the performance of the S&P 500                                                       growth that is not fully reflected in
Index, the index that is both its broad      Class B Shares                     -1.09     investor expectations or equity
market index and its style-specific                                                       valuations. Quantitative analysis
index. A presentation of your Fund's         Class C Shares                     -1.09     focuses on the level, growth rate and
long-term performance appears on page 5.                                                  sustainability of earnings, revenue and
                                             Class R Shares                     -0.81     cash flow. Fundamental analysis seeks to
                                                                                          understand a company's drivers of
                                             S&P 500 Index (Broad Market Index            success and to assess their durability.
                                             and Style-specific Index)          -0.81     The team's sell process seeks to
                                                                                          identify deterioration in the underlying
                                             Lipper Large-Cap Core Fund Index             reasons a stock was initially purchased.
                                             (Peer Group Index)                 -1.01     Conditions that may cause us to sell a
                                                                                          stock include deteriorating business
                                             SOURCE: LIPPER, INC.                         prospects, slowing earnings growth, an
                                                                                          extended valuation or a more attractive
                                             ========================================     opportunity in another security.
=====================================================================================
                                                                                             Our portfolio is a well-diversified,
HOW WE INVEST                                The team considers selling a stock when      large-cap core fund of 125 to 200 stocks
                                             a price target is exceeded, there is         with the majority of holdings allocated
We combine core, value and growth            deterioration in fundamentals, or a more     to core holdings and lesser amounts
disciplines, each of which has a             compelling opportunity exists.               allocated to value and growth holdings.
different management team, to provide                                                     We strive to manage risk through the
return potential in a variety of                The value team capitalizes on the         large number of holdings and our
markets. Each team manages its               fact that stock prices are more volatile     diversified exposure to a broad variety
respective discipline independently.         than business values and seeks to invest     of industries across the value-to-growth
                                             when a significant difference exists         continuum.
   The core team identifies growing          between a stock's market price and their
companies whose stock prices may be          estimate of the company's intrinsic          MARKET CONDITIONS AND YOUR FUND
experiencing some near-term distress.        value. (Estimated intrinsic value is a
Applying rigorous fundamental research       value determined by the business's           During the first three months of 2005,
focusing on cash flow analysis, the team     estimated future cash flows and is           domestic equity markets failed to gain
identifies companies with management         independent of the stock market.) The
teams capable of weathering any              team considers selling a stock to                                         (continued)
near-term challenges while successfully      capitalize on a more attractive
generating improving levels of free cash     opportunity,
flow.

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*
By sector
                                             1. Pharmaceuticals                 9.3%      1. Tyco International Ltd. (Bermuda) 3.0%
              [PIE CHART]
                                             2. Oil & Gas Equipment & Services  4.4       2. Waste Management, Inc.            1.9
Information Technology             17.9%
                                             3. Industrial Conglomerates        4.3       3. Microsoft Corp.                   1.9
Financials                         14.3%
                                             4. Systems Software                4.2       4. Computer Associates
Consumer Discretionary             11.1%
                                             5. Property & Casualty Insurance   3.9       International, Inc.                  1.6
Industrials                        11.0%
                                             6. Integrated Oil & Gas            3.8       5. Kroger Co. (The)                  1.6
Energy                             10.5%
                                             7. Packaged Foods & Meats          3.5       6. Citigroup Inc.                    1.5
Consumer Staples                    8.9%
                                             8. Semiconductors                  3.0       7. HCA Inc.                          1.4
Three other sectors, each
representing less than 2% of the             9. Managed Health Care             3.0       8. First Data Corp.                  1.4
portfolio                           3.7%
                                             10. Investment Banking & Brokerage 3.0       9. Merck & Co. Inc                   1.4
Money Market Funds Plus
Other Assets Less Liabilities       3.7%     TOTAL NET ASSETS          $5.7 BILLION       10. BJ Services Co.                  1.3

Health Care                        18.9%     TOTAL NUMBER OF HOLDINGS*          142

The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM PREMIER EQUITY FUND

consistent traction despite continued           The Fund's second-largest sector          more aggressive investments. We believe
growth in the U.S gross domestic             weighting was in information technology      that by incorporating three investment
product. Investors worried that rising       (IT). Largely because corporations           disciplines in one core fund, we can
energy prices and interest rates would       failed to deploy the capital                 provide return potential in a variety of
restrict market returns.                     expenditures in IT that had been             markets. Thank you for investing in AIM
                                             expected in 2005, the sector produced        Premier Equity Fund.
   Crude oil prices remained high during     negative returns in the S&P 500 and
the second quarter and stocks performed      other major indexes. Disappointments in      THE VIEWS AND OPINIONS EXPRESSED IN
relatively well, but not well enough to      key holdings, as well as the negative        MANAGEMENT'S DISCUSSION OF FUND
overcome the poor performance of the         performance of the sector in general,        PERFORMANCE ARE THOSE OF A I M ADVISORS,
first quarter. Major domestic equity         detracted from Fund performance for the      INC. THESE VIEWS AND OPINIONS ARE
indexes produced either low single-digit     period.                                      SUBJECT TO CHANGE AT ANY TIME BASED ON
or negative returns for the period, and                                                   FACTORS SUCH AS MARKET AND ECONOMIC
six of 10 sectors in the S&P 500 Index          IT holding IBM has steered its future     CONDITIONS. THESE VIEWS AND OPINIONS MAY
rendered negative returns.                   direction to focus on software               NOT BE RELIED UPON AS INVESTMENT ADVICE
                                             integration and outsourcing. The             OR RECOMMENDATIONS, OR AS AN OFFER FOR A
   This reporting period provided a          company's experience in working with         PARTICULAR SECURITY. THE INFORMATION IS
clear example of the Fund benefiting         multiple platforms enables it to compete     NOT A COMPLETE ANALYSIS OF EVERY ASPECT
from the inclusion of the growth and         for projects involving virtually all         OF ANY MARKET, COUNTRY, INDUSTRY,
value disciplines. This occurred in the      types of software. Even so, because of       SECURITY OR THE FUND. STATEMENTS OF FACT
health care sector, which was our            disappointing capital expenditures in IT     ARE FROM SOURCES CONSIDERED RELIABLE,
largest sector weighting and provided        and IBM's difficulty closing deals in        BUT A I M ADVISORS, INC. MAKES NO
the largest contribution to Fund             countries with soft economic conditions,     REPRESENTATION OR WARRANTY AS TO THEIR
performance. The Fund's health care          its earnings announcement in April           COMPLETENESS OR ACCURACY. ALTHOUGH
stocks outperformed the health care          disappointed investors. We believe the       HISTORICAL PERFORMANCE IS NO GUARANTEE
sector in the S&P 500 Index. Several         market overreacted to IBM's                  OF FUTURE RESULTS, THESE INSIGHTS MAY
health care stocks in particular, namely     announcement, and we continued to hold       HELP YOU UNDERSTAND OUR INVESTMENT
HCA, WELLPOINT and ALCON, all owned at       this stock at period-end.                    MANAGEMENT PHILOSOPHY.
period-end, were top contributors to
Fund performance. Each of these stocks          After a strong showing in 2004,                 See important Fund and index
was selected by either the growth team       industrials stocks generally suffered            disclosures inside front cover.
or the value team, so our diversified        during the period. This was primarily
investment styles worked well to provide     because investors fled to other sectors,                       RONALD S. SLOAN,
positive returns in the sector.              fearing that the industrial expansion of                       Chartered Financial
                                             the last two years might be running out        [SLOAN          Analyst, senior
   The strong performance from HCA and       of steam. However, capital spending is         PHOTO]          portfolio manager, is
Wellpoint probably was helped by the         expected to gain momentum in the second                        lead portfolio manager
improving job market. Additional jobs        half the year. We believe that companies                       of AIM Premier Equity
may mean more employers providing health     in the sector remain attractive because      Fund. Mr. Sloan has 34 years of
care benefits, enlarging the pool of         of their ability to generate cash flow,      experience in the investment industry.
insured patients in general and              the weakness of the dollar and their         He joined AIM in 1998. Mr. Sloan
increasing the number of patients            leverage to U.S. economic growth.            attended the University of Missouri,
willing to undergo elective surgery.                                                      where he received both a B.S. in
HCA, one of the top hospital operators          In its earnings report in May,            business administration and an M.B.A.
in the U.S., benefited from increased        industrials holding TYCO stated it had
admissions and surgeries. After              used $1.5 billion of its cash to                               LANNY H. SACHNOWITZ,
experiencing better-than-expected            repurchase convertible debt securities.                        senior portfolio
first-quarter results, HCA revised           This created a one-time charge that           [SACHNOWITZ      manager, is portfolio
earnings estimates upward for the rest       adversely affected earnings. Since Tyco         PHOTO]         manager of AIM Premier
of 2005.                                     began repurchasing its convertible                             Equity Fund. Mr.
                                             securities in 2004, it has reduced                             Sachnowitz joined AIM
   Health benefits company Wellpoint         shares outstanding by 76 million shares.     in 1987. He received a B.S. in finance
operates the Blue Cross and Blue Shield      We believe that this represents good         from the University of Southern
plans. An increase in insured patients       stewardship of cash. At period-end, we       California, and he received his M.B.A
and Wellpoint's negotiating power in its     remained confident in the group of           from the University of Houston.
industry benefited performance. In           large-market-share businesses that
addition to strong financial results for     comprise Tyco.                                                 BRET W. STANLEY,
first-quarter 2005, the company declared                                                                    Chartered Financial
a two-for-one stock split.                   IN CLOSING                                        [STANLEY     Analyst, senior
                                                                                                 PHOTO]     portfolio manager, is
   The energy sector also contributed to     We have positioned the Fund in a way we                        portfolio manager of
performance. Our overweight position and     believe can provide a better store of                          AIM Premier Equity
your Fund's strong, double-digit returns     value during difficult periods. This         Fund. Mr. Stanley has 16 years of
in the sector helped compensate for          difference may be small in a six-month       experience in the investment industry.
disappointing returns in several other       period, but we work earnestly to provide     He joined AIM in 1998. Mr. Stanley
sectors.                                     more stable, consistent results over         attended the University of Texas, where
                                             time to help investors offset the            he received his B.B.A in finance, and
                                             volatility of their                          the University of Houston, where he
                                                                                          earned his M.S. in finance.

                                                                                          Assisted by the Mid/Large Cap Core Team,
                                                                                          Large Cap Growth Team and Basic Value
                                                                                          Team

AIM PREMIER EQUITY FUND


YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

========================================        CLASS R SHARES' INCEPTION DATE IS            CLASS A SHARE PERFORMANCE REFLECTS
                                             JUNE 3, 2002. RETURNS SINCE THAT DATE        THE MAXIMUM 5.50% SALES CHARGE, AND
AVERAGE ANNUAL TOTAL RETURNS                 ARE HISTORICAL RETURNS. ALL OTHER            CLASS B AND CLASS C SHARE PERFORMANCE
As of 6/30/05, including applicable          RETURNS ARE BLENDED RETURNS OF               REFLECTS THE APPLICABLE CONTINGENT
sales charges                                HISTORICAL CLASS R SHARE PERFORMANCE AND     DEFERRED SALES CHARGE (CDSC) FOR THE
                                             RESTATED CLASS A SHARE PERFORMANCE           PERIOD INVOLVED. THE CDSC ON CLASS B
CLASS A SHARES                               (FOR PERIODS PRIOR TO THE INCEPTION DATE     SHARES DECLINES FROM 5% BEGINNING AT THE
Inception (5/1/84)               11.87%      OF CLASS R SHARES) AT NET ASSET VALUE,       TIME OF PURCHASE TO 0% AT THE BEGINNING
10 Years                          5.44       ADJUSTED TO REFLECT THE HIGHER RULE          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
 5 Years                         -8.70       12B-1 FEES APPLICABLE TO CLASS R SHARES.     SHARES IS 1% FOR THE FIRST YEAR AFTER
 1 Year                          -2.05                                                    PURCHASE. CLASS R SHARES DO NOT HAVE A
                                                THE PERFORMANCE DATA QUOTED REPRESENT     FRONT-END SALES CHARGE; RETURNS SHOWN
CLASS B SHARES                               PAST PERFORMANCE AND CANNOT GUARANTEE        ARE AT NET ASSET VALUE AND DO NOT
Inception (10/18/93)              6.66%      COMPARABLE FUTURE RESULTS; CURRENT           REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
10 Years                          5.37       PERFORMANCE MAY BE LOWER OR HIGHER.          ON A TOTAL REDEMPTION OF RETIREMENT PLAN
 5 Years                         -8.70       PLEASE VISIT AIMINVESTMENTS.COM FOR THE      ASSETS WITHIN THE FIRST YEAR.
 1 Year                          -2.16       MOST RECENT MONTH-END PERFORMANCE.
                                             PERFORMANCE FIGURES REFLECT REINVESTED          THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                               DISTRIBUTIONS, CHANGES IN NET ASSET          CLASSES WILL DIFFER DUE TO DIFFERENT
Inception (8/4/97)                1.08%      VALUE AND THE EFFECT OF THE MAXIMUM          SALES CHARGE STRUCTURES AND CLASS
 5 Years                         -8.35       SALES CHARGE UNLESS OTHERWISE STATED.        EXPENSES.
 1 Year                           1.83       INVESTMENT RETURN AND PRINCIPAL VALUE
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A
CLASS R SHARES                               GAIN OR LOSS WHEN YOU SELL SHARES.
10 Years                          5.77%
 5 Years                         -7.89
 1 Year                           3.39

========================================

AIM PREMIER EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      to estimate the expenses that you paid          The hypothetical account values and
                                             over the period. Simply divide your          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      account value by $1,000 (for example, an     actual ending account balance or
two types of costs: (1) transaction          $8,600 account value divided by $1,000 =     expenses you paid for the period. You
costs, which may include sales charges       8.6), then multiply the result by the        may use this information to compare the
(loads) on purchase payments; contingent     number in the table under the heading        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       entitled "Actual Expenses Paid During        and other funds. To do so, compare this
and redemption fees, if any; and (2)         Period" to estimate the expenses you         5% hypothetical example with the 5%
ongoing costs, including management          paid on your account during this period.     hypothetical examples that appear in the
fees; distribution and/or service fees                                                    shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                             Please note that the expenses shown
understand your ongoing costs (in                                                         in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
January 1, 2005, through June 30, 2005.      actual return. The Fund's actual             information is useful in comparing
                                             cumulative total returns at net asset        ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months      you determine the relative total costs
                                             ended June 30, 2005, appear in the table     of owning different funds. In addition,
The table below provides information         "Fund vs. Indexes" on page 3.                if these transactional costs were
about actual account values and actual                                                    included, your costs would have been
expenses. You may use the information in                                                  higher.
this table, together with the amount you
invested,

====================================================================================================================================

                                                        ACTUAL                                  HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT      ENDING ACCOUNT              EXPENSES        ENDING ACCOUNT                    EXPENSES
SHARE            VALUE                  VALUE                  PAID DURING          VALUE                        PAID DURING
CLASS           (1/1/05)             (6/30/05)(1)              PERIOD(2,3)        (6/30/05)                      PERIOD(2,4)
A              $1,000.00               $992.90                   $6.08            $1,018.70                        $6.16
B               1,000.00                989.10                    9.77             1,014.98                         9.89
C               1,000.00                989.10                    9.77             1,014.98                         9.89
R               1,000.00                991.90                    7.31             1,017.46                         7.40


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.23%, 1.98%, 1.98% and 1.48% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the advisor contractually agreed to waive advisory fees in an amount equal to 0.02% of average daily net assets annualized. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 1.21%, 1.96%, 1.96% and 1.46% for Class A, B, C and R shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.98, $9.67, $9.67 and $7.21 for Class A, B, C and R shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $6.06, $9.79, $9.79 and $7.30 for Class A, B, C and R shares, respectively.

====================================================================================================================================

                                                                                               [ARROW
                                                                                               BUTTON     For More Information Visit
                                                                                               IMAGE]     AIMINVESTMENTS.COM

AIM PREMIER EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Funds Group     o The quality of services to be provided     o Fees relative to those of clients of
(the "Board") oversees the management of     by AIM. The Board reviewed the               AIM with comparable investment
AIM Premier Equity Fund (the "Fund")         credentials and experience of the            strategies. The Board reviewed the
and, as required by law, determines          officers and employees of AIM who will       advisory fee rate for the Fund under the
annually whether to approve the              provide investment advisory services to      Advisory Agreement. The Board noted
continuance of the Fund's advisory           the Fund. In reviewing the                   that, based on the Fund's current assets
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             and taking account of the breakpoint in
("AIM"). Based upon the recommendation       investment advisory services, the Board      the Fund's advisory fee schedule, this
of the Investments Committee of the          reviewed the qualifications of AIM's         rate (i) was comparable to the advisory
Board, which is comprised solely of          investment personnel and considered such     fee rates for a variable insurance fund
independent trustees, at a meeting held      issues as AIM's portfolio and product        advised by AIM and offered to insurance
on June 30, 2005, the Board, including       review process, various back office          company separate accounts with
all of the independent trustees,             support functions provided by AIM and        investment strategies comparable to
approved the continuance of the advisory     AIM's equity and fixed income trading        those of the Fund; and (ii) was lower
agreement (the "Advisory Agreement")         operations. Based on the review of these     than the advisory fee rates for three
between the Fund and AIM for another         and other factors, the Board concluded       offshore funds for which an affiliate of
year, effective July 1, 2005.                that the quality of services to be           AIM serves as advisor with investment
                                             provided by AIM was appropriate and that     strategies comparable to those of the
    The Board considered the factors         AIM currently is providing satisfactory      Fund. The Board noted that AIM has
discussed below in evaluating the            services in accordance with the terms of     agreed to waive advisory fees of the
fairness and reasonableness of the           the Advisory Agreement.                      Fund, as discussed below. Based on this
Advisory Agreement at the meeting on                                                      review, the Board concluded that the
June 30, 2005 and as part of the Board's     o The performance of the Fund relative       advisory fee rate for the Fund under the
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      Advisory Agreement was fair and
deliberations, the Board and the             the performance of the Fund during the       reasonable.
independent trustees did not identify        past one, three and five calendar years
any particular factor that was               against the performance of funds advised     o Fees relative to those of comparable
controlling, and each trustee attributed     by other advisors with investment            funds with other advisors. The Board
different weights to the various             strategies comparable to those of the        reviewed the advisory fee rate for the
factors.                                     Fund. The Board noted that the Fund's        Fund under the Advisory Agreement. The
                                             performance in such periods was below        Board compared effective contractual
    One of the responsibilities of the       the median performance of such               advisory fee rates at a common asset
Senior Officer of the Fund, who is           comparable funds. The Board noted that       level and noted that the Fund's rate was
independent of AIM and AIM's affiliates,     AIM has acknowledged that the Fund           above the median rate of the funds
is to manage the process by which the        continues to require a long-term             advised by other advisors with
Fund's proposed management fees are          solution to its under-performance, and       investment strategies comparable to
negotiated to ensure that they are           that management is continuing to closely     those of the Fund that the Board
negotiated in a manner which is at arm's     monitor the performance of the Fund and      reviewed. The Board noted that AIM has
length and reasonable. To that end, the      analyze various possible long-term           agreed to waive advisory fees of the
Senior Officer must either supervise a       solutions. Based on this review, the         Fund, as discussed below. Based on this
competitive bidding process or prepare       Board concluded that no changes should       review, the Board concluded that the
an independent written evaluation. The       be made to the Fund and that it was not      advisory fee rate for the Fund under the
Senior Officer has recommended an            necessary to change the Fund's portfolio     Advisory Agreement was fair and
independent written evaluation in lieu       management team at this time.                reasonable.
of a competitive bidding process and,
upon the direction of the Board, has         o The performance of the Fund relative       o Expense limitations and fee waivers.
prepared such an independent written         to indices. The Board reviewed the           The Board noted that AIM has
evaluation. Such written evaluation also     performance of the Fund during the past      contractually agreed to waive advisory
considered certain of the factors            one, three and five calendar years           fees of the Fund through December 31,
discussed below. In addition, as             against the performance of the Lipper        2009 to the extent necessary so that the
discussed below, the Senior Officer made     Large-Cap Core Index. The Board noted        advisory fees payable by the Fund do not
certain recommendations to the Board in      that the Fund's performance in such          exceed a specified maximum advisory fee
connection with such written evaluation.     periods was below the performance of         rate, which maximum rate includes
                                             such Index. The Board noted that AIM has     breakpoints and is based on net asset
    The discussion below serves as a         acknowledged that the Fund continues to      levels. The Board noted that AIM also
summary of the Senior Officer's              require a long-term solution to its          has contractually agreed to waive an
independent written evaluation and           under-performance, and that management       additional 0.02% of the Fund's advisory
recommendations to the Board in              is continuing to closely monitor the         fees through June 30, 2006. The Board
connection therewith, as well as a           performance of the Fund and analyze          considered the contractual nature of
discussion of the material factors and       various possible long-term solutions.        these fee waivers and noted that they
the conclusions with respect thereto         Based on this review, the Board              remain in effect until June 30, 2006.
that formed the basis for the Board's        concluded that no changes should be made     The Board considered the effect these
approval of the Advisory Agreement.          to the Fund and that it was not              fee waivers would have on the Fund's
After consideration of all of the            necessary to change the Fund's portfolio     estimated expenses and concluded that
factors below and based on its informed      management team at this time.                the levels of fee waivers/expense
business judgment, the Board determined                                                   limitations for the Fund were fair and
that the Advisory Agreement is in the        o Meeting with the Fund's portfolio          reasonable.
best interests of the Fund and its           managers and investment personnel. With
shareholders and that the compensation       respect to the Fund, the Board is            o Breakpoints and economies of scale.
to AIM under the Advisory Agreement is       meeting periodically with such Fund's        The Board reviewed the structure of the
fair and reasonable and would have been      portfolio managers and/or other              Fund's advisory fee under the Advisory
obtained through arm's length                investment personnel and believes that       Agreement, noting that it includes one
negotiations.                                such individuals are competent and able      breakpoint. The Board reviewed the level
                                             to continue to carry out their               of the Fund's advisory fees, and noted
o The nature and extent of the advisory      responsibilities under the Advisory          that such fees, as a percentage of the
services to be provided by AIM. The          Agreement.                                   Fund's net assets, have decreased as net
Board reviewed the services to be                                                         assets increased because the Advisory
provided by AIM under the Advisory           o Overall performance of AIM. The Board      Agreement includes a breakpoint. The
Agreement. Based on such review, the         considered the overall performance of        Board noted that AIM has contractually
Board concluded that the range of            AIM in providing investment advisory and     agreed to waive advisory fees of the
services to be provided by AIM under the     portfolio administrative services to the     Fund through December 31, 2009 to the
Advisory Agreement was appropriate and       Fund and concluded that such performance     extent necessary so that the advisory
that AIM currently is providing services     was satisfactory.                            fees payable by the Fund do not exceed a
in accordance with the terms of the                                                       specified maximum advisory fee rate,
Advisory Agreement.                                                                       which maximum rate includes breakpoints
                                                                                          and is based on net asset levels. The
                                                                                          Board concluded that the Fund's fee
                                                                                          levels under the Advisory Agreement
                                                                                          therefore reflect economies of scale and
                                                                                          that it was not necessary to change the
                                                                                          advisory fee breakpoints in the Fund's
                                                                                          advisory fee schedule.

                                                                                                                       (continued)

AIM PREMIER EQUITY FUND

o Investments in affiliated money market     o Profitability of AIM and its               o Other factors and current trends. In
funds. The Board also took into account      affiliates. The Board reviewed               determining whether to continue the
the fact that uninvested cash and cash       information concerning the profitability     Advisory Agreement for the Fund, the
collateral from securities lending           of AIM's (and its affiliates')               Board considered the fact that AIM,
arrangements (collectively, "cash            investment advisory and other activities     along with others in the mutual fund
balances") of the Fund may be invested       and its financial condition. The Board       industry, is subject to regulatory
in money market funds advised by AIM         considered the overall profitability of      inquiries and litigation related to a
pursuant to the terms of an SEC              AIM, as well as the profitability of AIM     wide range of issues. The Board also
exemptive order. The Board found that        in connection with managing the Fund.        considered the governance and compliance
the Fund may realize certain benefits        The Board noted that AIM's operations        reforms being undertaken by AIM and its
upon investing cash balances in AIM          remain profitable, although increased        affiliates, including maintaining an
advised money market funds, including a      expenses in recent years have reduced        internal controls committee and
higher net return, increased liquidity,      AIM's profitability. Based on the review     retaining an independent compliance
increased diversification or decreased       of the profitability of AIM's and its        consultant, and the fact that AIM has
transaction costs. The Board also found      affiliates' investment advisory and          undertaken to cause the Fund to operate
that the Fund will not receive reduced       other activities and its financial           in accordance with certain governance
services if it invests its cash balances     condition, the Board concluded that the      policies and practices. The Board
in such money market funds. The Board        compensation to be paid by the Fund to       concluded that these actions indicated a
noted that, to the extent the Fund           AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
invests in affiliated money market           excessive.                                   adhere to the highest ethical standards,
funds, AIM has voluntarily agreed to                                                      and determined that the current
waive a portion of the advisory fees it      o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
receives from the Fund attributable to       Board considered the benefits realized       which AIM is subject should not prevent
such investment. The Board further           by AIM as a result of brokerage              the Board from continuing the Advisory
determined that the proposed securities      transactions executed through "soft          Agreement for the Fund.
lending program and related procedures       dollar" arrangements. Under these
with respect to the lending Fund is in       arrangements, brokerage commissions paid
the best interests of the lending Fund       by the Fund and/or other funds advised
and its respective shareholders. The         by AIM are used to pay for research and
Board therefore concluded that the           execution services. This research is
investment of cash collateral received       used by AIM in making investment
in connection with the securities            decisions for the Fund. The Board
lending program in the money market          concluded that such arrangements were
funds according to the procedures is in      appropriate.
the best interests of the lending Fund
and its respective shareholders.             o AIM's financial soundness in light of
                                             the Fund's needs. The Board considered
o Independent written evaluation and         whether AIM is financially sound and has
recommendations of the Fund's Senior         the resources necessary to perform its
Officer. The Board noted that, upon          obligations under the Advisory
their direction, the Senior Officer of       Agreement, and concluded that AIM has
the Fund had prepared an independent         the financial resources necessary to
written evaluation in order to assist        fulfill its obligations under the
the Board in determining the                 Advisory Agreement.
reasonableness of the proposed
management fees of the AIM Funds,            o Historical relationship between the
including the Fund. The Board noted that     Fund and AIM. In determining whether to
the Senior Officer's written evaluation      continue the Advisory Agreement for the
had been relied upon by the Board in         Fund, the Board also considered the
this regard in lieu of a competitive         prior relationship between AIM and the
bidding process. In determining whether      Fund, as well as the Board's knowledge
to continue the Advisory Agreement for       of AIM's operations, and concluded that
the Fund, the Board considered the           it was beneficial to maintain the
Senior Officer's written evaluation and      current relationship, in part, because
the recommendation made by the Senior        of such knowledge. The Board also
Officer to the Board that the Board          reviewed the general nature of the
consider implementing a process to           non-investment advisory services
assist them in more closely monitoring       currently performed by AIM and its
the performance of the AIM Funds. The        affiliates, such as administrative,
Board concluded that it would be             transfer agency and distribution
advisable to implement such a process as     services, and the fees received by AIM
soon as reasonably practicable. The          and its affiliates for performing such
Board also considered the Senior             services. In addition to reviewing such
Officer's recommendation that the Board      services, the trustees also considered
consider an additional fee waiver for        the organizational structure employed by
the Fund due to the Fund's                   AIM and its affiliates to provide those
under-performance. The Board concluded       services. Based on the review of these
that such a fee waiver in the amount of      and other factors, the Board concluded
0.02% of the Fund's advisory fees was        that AIM and its affiliates were
appropriate for the Fund and requested       qualified to continue to provide
such a fee waiver from AIM. The Board        non-investment advisory services to the
noted that AIM has agreed to this fee        Fund, including administrative, transfer
waiver, as discussed above.                  agency and distribution services, and
                                             that AIM and its affiliates currently
                                             are providing satisfactory
                                             non-investment advisory services.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05


AIM PREMIER EQUITY FUND

                                             =========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 6/30/05                     NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (3/15/02)                -1.82%     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     1 Year                              4.41      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings. Institutional    6 Months*                          -0.10      ASSET VALUE. INVESTMENT RETURN AND
Class shares are offered exclusively to                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
institutional investors, including           *Cumulative total return that has not         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
defined contribution plans that meet         been annualized                               OR LESS THAN THEIR ORIGINAL COST. SEE
certain criteria.                            =========================================     FULL REPORT FOR INFORMATION ON
                                                                                           COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      YOUR FUND PROSPECTUS FOR MORE
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.     INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES WOULD HAVE HAD     MONTH-END PERFORMANCE, PLEASE CALL
                                             DIFFERENT RETURNS DUE TO DIFFERENCES IN       800-451-4246 OR VISIT AIMinvestments.com.
                                             THE EXPENSE STRUCTURE OF THE
                                             INSTITUTIONAL CLASS.


=========================================
FUND NASDAQ SYMBOL

AIM Premier Equity Fund             AVLVX
=========================================


                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com       PEQ-INS-2              YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or expenses
ongoing costs, including management fees     result by the number in the table under       you paid for the period. You may use this
and other Fund expenses. This example is     the heading entitled "Actual Expenses         information to compare the ongoing costs
intended to help you understand your         Paid During Period" to estimate the           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      expenses you paid on your account during      To do so, compare this 5% hypothetical
in the Fund and to compare these costs       this period.                                  example with the 5% hypothetical examples
with ongoing costs of investing in other                                                   that appear in the shareholder reports of
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown in
entire period January 1, 2005, through       The table below also provides information     the table are meant to highlight your
June 30, 2005.                               about hypothetical account values and         ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's     hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate      comparing ongoing costs only, and will
                                             of return of 5% per year before expenses,     not help you determine the relative total
The table below provides information         which is not the Fund's actual return.        costs of owning different funds.
about actual account values and actual       The Fund's actual cumulative total return
expenses. You may use the information in     after expenses for the six months ended
this table, together with the amount you     June 30, 2005, appears in the table on
invested, to estimate the expenses that      the front of this supplement.
you paid over the period. Simply


===================================================================================================================================

                                                           ACTUAL                                      HYPOTHETICAL
                                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT       ENDING ACCOUNT                EXPENSES         ENDING ACCOUNT               EXPENSES
    SHARE              VALUE                  VALUE                   PAID DURING            VALUE                  PAID DURING
    CLASS             (1/1/05)            (6/30/05)(1)                PERIOD(2,3)          (6/30/05)                PERIOD(2,4)
Institutional         $1,000.00              $999.00                     $3.62             $1,021.17                   $3.66


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.73% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the advisor contractually agreed to waive advisory fees in an amount equal to 0.02% of average daily net assets annualized. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is
    0.71% for the Institutional Class shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $3.52 for the Institutional Class shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $3.56 for the Institutional Class shares.

===================================================================================================================================


AIMinvestments.com                 PEQ-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.30%

ADVERTISING-1.09%

Interpublic Group of Cos., Inc. (The)(a)         1,372,800   $   16,720,704
---------------------------------------------------------------------------
Omnicom Group Inc.                                 568,100       45,368,466
===========================================================================
                                                                 62,089,170
===========================================================================

AEROSPACE & DEFENSE-1.43%

Boeing Co. (The)                                   225,000       14,850,000
---------------------------------------------------------------------------
Honeywell International Inc.                       665,900       24,391,917
---------------------------------------------------------------------------
Lockheed Martin Corp.                              235,000       15,244,450
---------------------------------------------------------------------------
Northrop Grumman Corp.                             487,000       26,906,750
===========================================================================
                                                                 81,393,117
===========================================================================

AIR FREIGHT & LOGISTICS-0.13%

FedEx Corp.                                         90,000        7,290,900
===========================================================================

ALUMINUM-0.30%

Alcoa Inc.                                         650,700       17,002,791
===========================================================================

APPAREL RETAIL-0.77%

Chico's FAS, Inc.(a)                               450,000       15,426,000
---------------------------------------------------------------------------
Gap, Inc. (The)                                  1,440,000       28,440,000
===========================================================================
                                                                 43,866,000
===========================================================================

APPLICATION SOFTWARE-0.39%

Amdocs Ltd. (United Kingdom)(a)                    850,000       22,465,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.22%

Bank of New York Co., Inc. (The)                 2,407,700       69,293,606
===========================================================================

BIOTECHNOLOGY-0.84%

Amgen Inc.(a)                                      448,000       27,086,080
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           475,000       20,895,250
===========================================================================
                                                                 47,981,330
===========================================================================

BREWERS-0.76%

Heineken N.V. (Netherlands)(b)(c)                1,398,786       43,154,971
===========================================================================

BUILDING PRODUCTS-0.57%

Masco Corp.                                      1,015,900       32,264,984
===========================================================================

COMMUNICATIONS EQUIPMENT-1.96%

Cisco Systems, Inc.(a)                           2,497,000       47,717,670
---------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                          1,998,000       33,246,720
---------------------------------------------------------------------------
QUALCOMM Inc.                                      930,000       30,699,300
===========================================================================
                                                                111,663,690
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


COMPUTER HARDWARE-2.56%

Apple Computer, Inc.(a)                            675,000   $   24,846,750
---------------------------------------------------------------------------
Dell Inc.(a)                                     1,825,000       72,105,750
---------------------------------------------------------------------------
International Business Machines Corp.              659,000       48,897,800
===========================================================================
                                                                145,850,300
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.02%

EMC Corp.(a)                                     1,000,000       13,710,000
---------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)             685,200       44,421,516
===========================================================================
                                                                 58,131,516
===========================================================================

CONSUMER ELECTRONICS-1.35%

Koninklijke (Royal) Philips Electronics
  N.V.(c) (Netherlands)                          1,910,500       48,124,010
---------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                             840,000       28,929,600
===========================================================================
                                                                 77,053,610
===========================================================================

CONSUMER FINANCE-0.57%

American Express Co.                               250,000       13,307,500
---------------------------------------------------------------------------
SLM Corp.                                          375,000       19,050,000
===========================================================================
                                                                 32,357,500
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.44%

First Data Corp.                                 1,951,300       78,325,182
---------------------------------------------------------------------------
Sabre Holdings Corp.-Class A(b)                    187,000        3,730,650
===========================================================================
                                                                 82,055,832
===========================================================================

DEPARTMENT STORES-1.53%

Federated Department Stores, Inc.                  150,000       10,992,000
---------------------------------------------------------------------------
J.C. Penney Co., Inc.                              390,000       20,506,200
---------------------------------------------------------------------------
Kohl's Corp.(a)                                    482,200       26,959,802
---------------------------------------------------------------------------
Nordstrom, Inc.                                    425,000       28,887,250
===========================================================================
                                                                 87,345,252
===========================================================================

DIVERSIFIED BANKS-0.67%

Bank of America Corp.                              838,000       38,221,180
===========================================================================

DIVERSIFIED CHEMICALS-0.18%

Dow Chemical Co. (The)                             232,200       10,339,866
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.76%

Cendant Corp.                                    1,926,200       43,089,094
===========================================================================

ELECTRIC UTILITIES-0.49%

FPL Group, Inc.                                    658,700       27,704,922
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-0.19%

Rockwell Automation, Inc.                          225,000   $   10,959,750
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.92%

Waste Management, Inc.                           3,861,100      109,423,574
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.20%

Monsanto Co.                                       185,000       11,630,950
===========================================================================

FOOD RETAIL-2.13%

Kroger Co. (The)(a)                              4,853,800       92,367,814
---------------------------------------------------------------------------
Safeway Inc.                                     1,284,300       29,012,337
===========================================================================
                                                                121,380,151
===========================================================================

FOOTWEAR-0.57%

NIKE, Inc.-Class B                                 375,000       32,475,000
===========================================================================

GENERAL MERCHANDISE STORES-0.95%

Target Corp.                                       995,400       54,159,714
===========================================================================

HEALTH CARE DISTRIBUTORS-1.92%

Cardinal Health, Inc.                            1,107,000       63,741,060
---------------------------------------------------------------------------
McKesson Corp.                                   1,020,000       45,685,800
===========================================================================
                                                                109,426,860
===========================================================================

HEALTH CARE EQUIPMENT-0.91%

Baxter International Inc.                          870,000       32,277,000
---------------------------------------------------------------------------
Becton, Dickinson & Co.                            375,000       19,676,250
===========================================================================
                                                                 51,953,250
===========================================================================

HEALTH CARE FACILITIES-1.41%

HCA Inc.                                         1,420,000       80,471,400
===========================================================================

HEALTH CARE SERVICES-0.84%

Caremark Rx, Inc.(a)                               325,000       14,469,000
---------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    225,000       12,006,000
---------------------------------------------------------------------------
Quest Diagnostics Inc.                             400,000       21,308,000
===========================================================================
                                                                 47,783,000
===========================================================================

HEALTH CARE SUPPLIES-0.75%

Alcon, Inc. (Switzerland)                          390,000       42,646,500
===========================================================================

HOMEBUILDING-0.26%

D.R. Horton, Inc.                                  400,000       15,044,000
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.23%

Hilton Hotels Corp.                                550,000       13,117,500
===========================================================================

HOUSEHOLD PRODUCTS-0.92%

Clorox Co. (The)                                   200,000       11,144,000
---------------------------------------------------------------------------
Kimberly-Clark Corp.                               532,700       33,341,693
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-(CONTINUED)

Procter & Gamble Co. (The)                         150,000   $    7,912,500
===========================================================================
                                                                 52,398,193
===========================================================================

HOUSEWARES & SPECIALTIES-0.43%

Fortune Brands, Inc.                               275,000       24,420,000
===========================================================================

INDUSTRIAL CONGLOMERATES-4.27%

General Electric Co.                             1,823,000       63,166,950
---------------------------------------------------------------------------
Textron Inc.                                       150,000       11,377,500
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                5,777,800      168,711,760
===========================================================================
                                                                243,256,210
===========================================================================

INDUSTRIAL MACHINERY-1.29%

Dover Corp.                                      1,362,300       49,560,474
---------------------------------------------------------------------------
Illinois Tool Works Inc.                           300,000       23,904,000
===========================================================================
                                                                 73,464,474
===========================================================================

INTEGRATED OIL & GAS-3.77%

Amerada Hess Corp.                                 248,220       26,437,912
---------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                        457,800       28,557,564
---------------------------------------------------------------------------
ConocoPhillips                                     535,000       30,757,150
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  626,700       36,016,449
---------------------------------------------------------------------------
Murphy Oil Corp.                                   804,800       42,034,704
---------------------------------------------------------------------------
TOTAL S.A. (France)(c)                             218,100       51,036,603
===========================================================================
                                                                214,840,382
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.88%

SBC Communications Inc.                          2,120,200       50,354,750
===========================================================================

INTERNET SOFTWARE & SERVICES-0.97%

Google Inc.-Class A(a)                              55,000       16,178,250
---------------------------------------------------------------------------
VeriSign, Inc.(a)                                  630,000       18,118,800
---------------------------------------------------------------------------
Yahoo! Inc.(a)                                     600,000       20,790,000
===========================================================================
                                                                 55,087,050
===========================================================================

INVESTMENT BANKING & BROKERAGE-2.95%

Goldman Sachs Group, Inc. (The)                    415,000       42,338,300
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      240,000       23,827,200
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          569,700       31,339,197
---------------------------------------------------------------------------
Morgan Stanley                                   1,349,700       70,818,759
===========================================================================
                                                                168,323,456
===========================================================================

IT CONSULTING & OTHER SERVICES-0.96%

Accenture Ltd.-Class A (Bermuda)(a)              2,422,700       54,922,609
===========================================================================

MANAGED HEALTH CARE-2.99%

Aetna Inc.                                         540,000       44,722,800
---------------------------------------------------------------------------
UnitedHealth Group Inc.                            965,000       50,315,100
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
MANAGED HEALTH CARE-(CONTINUED)

WellPoint, Inc.(a)                               1,080,600   $   75,252,984
===========================================================================
                                                                170,290,884
===========================================================================

MOVIES & ENTERTAINMENT-1.43%

News Corp.-Class A                               1,765,200       28,560,936
---------------------------------------------------------------------------
Walt Disney Co. (The)                            2,095,000       52,752,100
===========================================================================
                                                                 81,313,036
===========================================================================

MULTI-LINE INSURANCE-1.01%

American International Group, Inc.                 492,000       28,585,200
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      390,000       29,164,200
===========================================================================
                                                                 57,749,400
===========================================================================

MULTI-UTILITIES-0.59%

Dominion Resources, Inc.                           462,100       33,913,519
===========================================================================

OFFICE ELECTRONICS-0.88%

Xerox Corp.(a)                                   3,631,500       50,078,385
===========================================================================

OIL & GAS DRILLING-1.18%

Nabors Industries, Ltd. (Bermuda)(a)               520,500       31,552,710
---------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                662,700       35,765,919
===========================================================================
                                                                 67,318,629
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.42%

Baker Hughes Inc.                                  662,500       33,893,500
---------------------------------------------------------------------------
BJ Services Co.                                  1,438,800       75,508,224
---------------------------------------------------------------------------
Halliburton Co.                                  1,090,000       52,123,800
---------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                     315,000       14,975,100
---------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    478,000       36,299,320
---------------------------------------------------------------------------
Smith International, Inc.                          611,750       38,968,475
===========================================================================
                                                                251,768,419
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.52%

Apache Corp.                                       459,200       29,664,320
===========================================================================

OIL & GAS REFINING & MARKETING-0.56%

Valero Energy Corp.                                400,000       31,644,000
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.27%

Citigroup Inc.                                   1,831,100       84,651,753
---------------------------------------------------------------------------
JPMorgan Chase & Co.                             1,264,000       44,644,480
===========================================================================
                                                                129,296,233
===========================================================================

PACKAGED FOODS & MEATS-3.47%

Campbell Soup Co.                                  879,500       27,062,215
---------------------------------------------------------------------------
General Mills, Inc.                              1,121,600       52,479,664
---------------------------------------------------------------------------
Kraft Foods Inc.-Class A                         2,024,900       64,412,069
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

PACKAGED FOODS & MEATS-(CONTINUED)

Unilever N.V. (Netherlands)(c)                     834,300   $   54,035,148
===========================================================================
                                                                197,989,096
===========================================================================

PAPER PRODUCTS-0.63%

Georgia-Pacific Corp.                            1,128,700       35,892,660
===========================================================================

PERSONAL PRODUCTS-0.96%

Gillette Co. (The)                               1,075,000       54,427,250
===========================================================================

PHARMACEUTICALS-9.28%

Bristol-Myers Squibb Co.                         1,697,800       42,411,044
---------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       917,900       35,660,415
---------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)         1,484,900       72,032,499
---------------------------------------------------------------------------
Johnson & Johnson                                  965,000       62,725,000
---------------------------------------------------------------------------
Merck & Co. Inc.                                 2,512,900       77,397,320
---------------------------------------------------------------------------
Pfizer Inc.                                      1,362,700       37,583,266
---------------------------------------------------------------------------
Sanofi-Aventis (France)(c)                         806,600       66,061,472
---------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                         350,000       11,480,000
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                       1,576,300       49,085,982
---------------------------------------------------------------------------
Wyeth                                            1,669,500       74,292,750
===========================================================================
                                                                528,729,748
===========================================================================

PROPERTY & CASUALTY INSURANCE-3.85%

ACE Ltd. (Cayman Islands)                        1,594,900       71,531,265
---------------------------------------------------------------------------
Allstate Corp. (The)                               250,000       14,937,500
---------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class A(a)                     760       63,460,000
---------------------------------------------------------------------------
Chubb Corp. (The)                                  413,300       35,382,613
---------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)(b)             859,900       33,991,847
===========================================================================
                                                                219,303,225
===========================================================================

PUBLISHING-1.43%

Gannett Co., Inc.                                  682,000       48,510,660
---------------------------------------------------------------------------
Tribune Co.                                        934,500       32,875,710
===========================================================================
                                                                 81,386,370
===========================================================================

RAILROADS-0.47%

Union Pacific Corp.                                412,300       26,717,040
===========================================================================

REGIONAL BANKS-0.47%

Fifth Third Bancorp                                655,600       27,017,276
===========================================================================

RESTAURANTS-0.53%

Yum! Brands, Inc.                                  575,000       29,946,000
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.50%

Applied Materials, Inc.                          1,760,000       28,476,800
===========================================================================

SEMICONDUCTORS-3.04%

Analog Devices, Inc.                             1,634,800       60,994,388
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Intel Corp.                                      1,366,800   $   35,618,808
---------------------------------------------------------------------------
National Semiconductor Corp.                     2,377,700       52,380,731
---------------------------------------------------------------------------
Xilinx, Inc.                                       950,100       24,227,550
===========================================================================
                                                                173,221,477
===========================================================================

SOFT DRINKS-0.69%

Coca-Cola Co. (The)                                944,900       39,449,575
===========================================================================

SPECIALTY CHEMICALS-0.20%

Ecolab Inc.                                        350,000       11,326,000
===========================================================================

SPECIALTY STORES-0.49%

Staples, Inc.                                    1,300,000       27,716,000
===========================================================================

STEEL-0.18%

Nucor Corp.                                        225,000       10,264,500
===========================================================================

SYSTEMS SOFTWARE-4.23%

Adobe Systems Inc.                                 400,000       11,448,000
---------------------------------------------------------------------------
Computer Associates International, Inc.          3,369,100       92,582,868
---------------------------------------------------------------------------
Microsoft Corp.                                  4,288,200      106,518,888
---------------------------------------------------------------------------
Oracle Corp.(a)                                  2,300,000       30,360,000
===========================================================================
                                                                240,909,756
===========================================================================

THRIFTS & MORTGAGE FINANCE-1.28%

Countrywide Financial Corp.                        600,000       23,166,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-(CONTINUED)

Fannie Mae                                         851,500   $   49,727,600
===========================================================================
                                                                 72,893,600
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,846,219,144)                         5,486,857,102
===========================================================================

MONEY MARKET FUNDS-3.52%

Liquid Assets Portfolio-Institutional
  Class(d)                                     100,324,509      100,324,509
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    100,324,509      100,324,509
===========================================================================
    Total Money Market Funds (Cost
      $200,649,018)                                             200,649,018
===========================================================================
TOTAL INVESTMENTS-99.82% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,046,868,162)                                             5,687,506,120
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.39%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                   22,422,631       22,422,631
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $22,422,631)                                         22,422,631
===========================================================================
TOTAL INVESTMENTS-100.21% (Cost
  $5,069,290,793)                                             5,709,928,751
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.21%)                           (12,051,107)
===========================================================================
NET ASSETS-100.00%                                           $5,697,877,644
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $262,412,204, which represented 4.60% of the Fund's Total Investments. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $4,846,219,144)*                           $ 5,486,857,102
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $223,071,649)                      223,071,649
============================================================
    Total investments (cost $5,069,290,793)    5,709,928,751
============================================================
Receivables for:
  Investments sold                                24,292,810
------------------------------------------------------------
  Fund shares sold                                   545,475
------------------------------------------------------------
  Dividends                                        7,670,151
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  468,166
------------------------------------------------------------
Other assets                                         162,221
============================================================
    Total assets                               5,743,067,574
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          16,978,175
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,196,239
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        22,422,631
------------------------------------------------------------
Accrued distribution fees                          2,247,341
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               816
------------------------------------------------------------
Accrued transfer agent fees                        1,816,189
------------------------------------------------------------
Accrued operating expenses                           528,539
============================================================
    Total liabilities                             45,189,930
============================================================
Net assets applicable to shares outstanding  $ 5,697,877,644
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 9,000,936,397
------------------------------------------------------------
Undistributed net investment income                2,410,776
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (3,946,059,913)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              640,590,384
============================================================
                                             $ 5,697,877,644
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 3,633,224,171
____________________________________________________________
============================================================
Class B                                      $ 1,782,219,205
____________________________________________________________
============================================================
Class C                                      $   249,467,217
____________________________________________________________
============================================================
Class R                                      $     1,296,818
____________________________________________________________
============================================================
Institutional Class                          $    31,670,233
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          370,417,898
____________________________________________________________
============================================================
Class B                                          196,665,698
____________________________________________________________
============================================================
Class C                                           27,504,789
____________________________________________________________
============================================================
Class R                                              133,054
____________________________________________________________
============================================================
Institutional Class                                3,186,242
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.81
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.81 divided by
      94.50%)                                $         10.38
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          9.06
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          9.07
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          9.75
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          9.94
____________________________________________________________
============================================================

* At June 30, 2005, securities with an aggregate market value of $21,619,638 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,009,435)      $  46,661,395
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $110,632 after compensation
  to counterparties of $791,481)                                  2,830,772
===========================================================================
    Total investment income                                      49,492,167
===========================================================================

EXPENSES:

Advisory fees                                                    19,292,840
---------------------------------------------------------------------------
Administrative services fees                                        334,967
---------------------------------------------------------------------------
Custodian fees                                                      284,715
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         4,808,396
---------------------------------------------------------------------------
  Class B                                                        10,034,095
---------------------------------------------------------------------------
  Class C                                                         1,369,875
---------------------------------------------------------------------------
  Class R                                                             2,757
---------------------------------------------------------------------------
Transfer agent fees:
  Class A, B, C & R                                               9,836,828
---------------------------------------------------------------------------
  Institutional Class                                                 1,082
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            96,196
---------------------------------------------------------------------------
Other                                                             1,020,432
===========================================================================
    Total expenses                                               47,082,183
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (789,381)
===========================================================================
    Net expenses                                                 46,292,802
===========================================================================
Net investment income                                             3,199,365
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(2,501,783))              236,100,787
---------------------------------------------------------------------------
  Foreign currencies                                               (128,610)
===========================================================================
                                                                235,972,177
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (305,959,254)
---------------------------------------------------------------------------
  Foreign currencies                                                (47,827)
===========================================================================
                                                               (306,007,081)
===========================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                    (70,034,904)
===========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (66,835,539)
___________________________________________________________________________
===========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                 JUNE 30,         DECEMBER 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $     3,199,365    $     6,495,939
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                              235,972,177        543,675,823
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    (306,007,081)      (233,501,742)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   (66,835,539)       316,670,020
================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                  --         (6,005,272)
------------------------------------------------------------------------------------------------
  Institutional Class                                                      --            (28,013)
================================================================================================
    Decrease in net assets resulting from distributions                    --         (6,033,285)
================================================================================================
Share transactions-net:
  Class A                                                        (558,312,678)    (1,093,570,069)
------------------------------------------------------------------------------------------------
  Class B                                                        (503,916,365)    (1,396,211,918)
------------------------------------------------------------------------------------------------
  Class C                                                         (58,798,435)      (134,394,245)
------------------------------------------------------------------------------------------------
  Class R                                                             466,285            137,938
------------------------------------------------------------------------------------------------
  Institutional Class                                              29,122,516            603,693
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,091,438,677)    (2,623,434,601)
================================================================================================
    Net increase (decrease) in net assets                      (1,158,274,216)    (2,312,797,866)
================================================================================================

NET ASSETS:

  Beginning of period                                           6,856,151,860      9,168,949,726
================================================================================================
  End of period (including undistributed net investment
    income (loss) of $2,410,776 and $(788,589),
    respectively).                                            $ 5,697,877,644    $ 6,856,151,860
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is to achieve long-term growth of capital. Income is a secondary investment objective. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

]

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $150 million                                              0.80%
----------------------------------------------------------------------
Over $150 million                                               0.625%
______________________________________________________________________
======================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $150 million                                              0.75%
----------------------------------------------------------------------
Next $4.85 billion                                              0.615%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
______________________________________________________________________
======================================================================


    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees in an amount equal to 0.02% of average daily net assets annualized, through June 30, 2006. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $630,269.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $71,810.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $334,967.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $9,836,828 for Class A, Class B, Class C and Class R share classes and $1,082 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $4,808,396, $10,034,095, $1,369,875 and $2,757, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2005, AIM Distributors advised the Fund that it retained $145,267 in front-end sales commissions from the sale of Class A shares and $2,848, $238,068, $8,278 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
  Portfolio-
  Institutional
  Class          $119,054,041     $  644,669,139    $  (663,398,671)       $   --        $100,324,509     $1,352,313      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           119,054,041        644,669,139       (663,398,671)           --         100,324,509      1,367,827          --
===================================================================================================================================
  Subtotal       $238,108,082     $1,289,338,278    $(1,326,797,342)       $   --        $200,649,018     $2,720,140      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                UNREALIZED
                         MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND
FUND                       12/31/04         AT COST          FROM SALES       (DEPRECIATION)      06/30/05       INCOME*
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class    $27,306,920     $  404,168,873    $  (409,053,162)       $   --        $22,422,631     $  110,632
==========================================================================================================================
  Total                  $265,415,002    $1,693,507,151    $(1,735,850,504)       $   --        $223,071,649    $2,830,772
__________________________________________________________________________________________________________________________
==========================================================================================================================


                           REALIZED
FUND                     GAIN (LOSS)
-----------------------
STIC Prime Portfolio-
  Institutional Class       $   --
=======================
  Total                     $   --
_______________________
=======================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $43,993,251 and sales of $17,221,076, which resulted in net realized gains (losses) of $(2,501,783).

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $87,302.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $14,474 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $21,619,638 were on loan to brokers. The loans were secured by cash collateral of $22,422,631 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $110,632 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2004 to utilizing $4,144,170,085 of capital loss carryforward in the fiscal year ended December 31, 2005.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
December 31, 2009                                               $1,147,080,694
------------------------------------------------------------------------------
December 31, 2010                                                2,279,293,105
------------------------------------------------------------------------------
December 31, 2011                                                  733,056,501
==============================================================================
Total capital loss carryforward                                 $4,159,430,300
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of AIM Premier Equity II Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $1,353,314,447 and $2,422,004,211, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 813,786,709
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (191,828,078)
===============================================================================
Net unrealized appreciation of investment securities             $ 621,958,631
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $5,087,970,120.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2005                    DECEMBER 31, 2004
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        5,269,269    $    51,423,059      19,026,912    $   177,793,866
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,801,051         25,285,154       7,798,250         67,922,205
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          627,739          5,662,134       1,961,009         17,069,552
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                           61,755            594,927          39,878            369,677
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            3,191,942         32,042,652         276,850          2,558,155
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --                 --         550,080          5,357,824
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                   --                 --           2,565             25,160
================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       17,280,096        167,657,056      64,231,883        602,604,466
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (18,668,213)      (167,657,056)    (69,041,635)      (602,604,466)
================================================================================================================================
Reacquired:
  Class A                                                      (79,779,717)      (777,392,793)   (201,673,468)    (1,879,326,225)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (40,132,156)      (361,544,463)    (99,213,876)      (861,529,657)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (7,149,461)       (64,460,569)    (17,405,960)      (151,463,797)
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                          (13,331)          (128,642)        (24,986)          (231,739)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (304,626)        (2,920,136)       (205,058)        (1,979,622)
================================================================================================================================
                                                              (116,815,652)   $(1,091,438,677)   (293,677,556)   $(2,623,434,601)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                               --------------------------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                                       YEAR ENDED DECEMBER 31,
                                JUNE 30,        ---------------------------------------------------------------------------------
                                  2005             2004               2003             2002             2001            2000(A)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                       $    9.88        $     9.38         $     7.51       $    10.87       $    12.51       $     16.28
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                          0.02(b)           0.04(b)(c)         0.01(b)         (0.01)(b)        (0.00)           (0.04)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                (0.09)             0.47               1.86            (3.35)           (1.63)            (2.42)
=================================================================================================================================
    Total from investment
      operations                   (0.07)             0.51               1.87            (3.36)           (1.63)            (2.46)
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income                 --             (0.01)                --               --               --                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                    --                --                 --               --            (0.01)            (1.31)
=================================================================================================================================
    Total distributions               --             (0.01)                --               --            (0.01)            (1.31)
=================================================================================================================================
Net asset value, end of
  period                       $    9.81        $     9.88         $     9.38       $     7.51       $    10.87       $     12.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                    (0.71)%            5.48%             24.90%          (30.91)%         (12.99)%          (14.95)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $3,633,224       $4,225,192         $5,116,444       $4,642,361       $8,502,699       $11,223,504
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          1.23%(e)          1.26%              1.26%            1.17%            1.08%             1.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          1.25%(e)          1.28%              1.27%            1.19%            1.12%             1.04%
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                        0.38%(e)          0.39%(c)           0.07%           (0.08)%          (0.03)%           (0.11)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)            23%               86%                37%              36%              38%               67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.24%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $3,878,595,782.
(f)  Not annualized for periods less than one year.

                                                                            CLASS B
                               --------------------------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                                       YEAR ENDED DECEMBER 31,
                                JUNE 30,        ---------------------------------------------------------------------------------
                                  2005             2004               2003             2002             2001            2000(A)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                       $    9.16        $     8.75         $     7.07       $    10.30       $    11.94       $     15.73
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                         (0.02)(b)         (0.03)(b)(c)       (0.05)(b)        (0.07)(b)        (0.09)           (0.31)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                (0.08)             0.44               1.73            (3.16)           (1.54)            (2.17)
=================================================================================================================================
    Total from investment
      operations                   (0.10)             0.41               1.68            (3.23)           (1.63)            (2.48)
=================================================================================================================================
Less distributions from net
  realized gains                      --                --                 --               --            (0.01)            (1.31)
=================================================================================================================================
Net asset value, end of
  period                       $    9.06        $     9.16         $     8.75       $     7.07       $    10.30       $     11.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                    (1.09)%            4.69%             23.76%          (31.36)%         (13.61)%          (15.65)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $1,782,219       $2,315,119         $3,616,395       $4,274,489       $9,186,980       $12,491,366
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements          1.98%(e)          2.01%              2.01%            1.92%            1.84%             1.77%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.00%(e)          2.03%              2.02%            1.94%            1.88%             1.81%
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                       (0.37)%(e)        (0.36)%(c)         (0.68)%          (0.84)%          (0.79)%           (0.89)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)            23%               86%                37%              36%              38%               67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.51)%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $2,023,450,185.
(f)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                  YEAR ENDED DECEMBER 31,
                                         JUNE 30,        ------------------------------------------------------------------------
                                           2005            2004             2003           2002           2001          2000(A)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   9.17        $   8.76         $   7.07       $  10.31       $  11.95       $    15.74
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.02)(b)       (0.03)(b)(c)     (0.05)(b)      (0.07)(b)      (0.09)          (0.31)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          (0.08)           0.44             1.74          (3.17)         (1.54)           (2.17)
=================================================================================================================================
    Total from investment operations        (0.10)           0.41             1.69          (3.24)         (1.63)           (2.48)
=================================================================================================================================
Less distributions from net realized
  gains                                        --              --               --             --          (0.01)           (1.31)
=================================================================================================================================
Net asset value, end of period           $   9.07        $   9.17         $   8.76       $   7.07       $  10.31       $    11.95
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                             (1.09)%          4.68%           23.90%        (31.43)%       (13.60)%         (15.62)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $249,467        $312,035         $433,332       $444,901       $943,211       $1,262,192
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                           1.98%(e)        2.01%            2.01%          1.92%          1.84%            1.77%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           2.00%(e)        2.03%            2.02%          1.94%          1.88%            1.81%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.37)%(e)      (0.36)%(c)       (0.68)%        (0.84)%        (0.79)%          (0.88)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     23%             86%              37%            36%            38%              67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.51)%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $276,245,401.
(f)  Not annualized for periods less than one year.

                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                                  JUNE 3, 2002
                                                              SIX MONTHS         YEAR ENDED        (DATE SALES
                                                                ENDED           DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        ---------------    DECEMBER 31,
                                                                 2005          2004      2003         2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.83         $9.34    $ 7.50       $  9.16
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)      0.01(a)(b)  (0.01)(a)      (0.02)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.09)        0.48       1.85         (1.64)
===============================================================================================================
    Total from investment operations                             (0.08)        0.49       1.84         (1.66)
===============================================================================================================
Net asset value, end of period                                  $ 9.75         $9.83    $ 9.34       $  7.50
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                                                  (0.81)%       5.25%     24.53%       (18.12)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,297         $832     $  651       $   207
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.48%(d)     1.51%      1.51%         1.48%(e)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.50%(d)     1.53%      1.52%         1.50%(e)
===============================================================================================================
Ratio of net investment income (loss) to average net assets       0.13%(d)     0.14%(b)  (0.18)%       (0.40)%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                          23%          86%        37%           36%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.00) and (0.01)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,111,867.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                                           MARCH 15, 2002
                                                              SIX MONTHS            YEAR ENDED              (DATE SALES
                                                                ENDED              DECEMBER 31,            COMMENCED) TO
                                                               JUNE 30,        ---------------------        DECEMBER 31,
                                                                 2005           2004           2003             2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.95         $ 9.47         $ 7.55           $10.66
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04(a)        0.10(a)(b)     0.05(a)        ()0.03(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.05)          0.47           1.87            (3.14)
=========================================================================================================================
    Total from investment operations                             (0.01)          0.57           1.92            (3.11)
=========================================================================================================================
Less distributions from net investment income                       --          (0.09)            --               --
=========================================================================================================================
Net asset value, end of period                                 $  9.94         $ 9.95         $ 9.47           $ 7.55
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  (0.10)%         6.06%         25.43%          (29.17)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $31,670         $2,975         $2,127           $2,255
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.73%(d)       0.58%          0.71%            0.66%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.75%(d)       0.60%          0.72%            0.68%(e)
=========================================================================================================================
Ratio of net investment income to average net assets              0.88%(d)       1.07%(b)       0.62%            0.42%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                          23%            86%            37%              36%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 0.92%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $3,468,748.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

EQUITY FUND
OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

          DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)      Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                             Premier U.S. Government Money
AIM Mid Cap Core Equity Fund(2)                                                           Portfolio(1)
AIM Mid Cap Growth Fund                                     SECTOR EQUITY
AIM Opportunities I Fund                                                                  TAX-FREE
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund(1)                           AIM High Income Municipal Fund(8)
AIM Premier Equity Fund                      AIM Financial Services Fund(1)               AIM Municipal Bond Fund
AIM S&P 500 Index Fund(1)                    AIM Global Health Care Fund                  AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                  AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)           Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)                              AIM ALLOCATION SOLUTIONS
AIM Trimark Small Companies Fund             AIM Technology Fund(1)
AIM Weingarten Fund                          AIM Utilities Fund(1)                        AIM Conservative Allocation Fund
                                                                                          AIM Growth Allocation Fund(9)
                                                                                          AIM Moderate Allocation Fund
                                                                                          AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                          Fund

                                             ================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

*Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                   PEQ-SAR-1          A I M Distributors, Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                   [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                   --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                          AIM SELECT EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2005

                                 [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

AIM SELECT EQUITY FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged Russell 3000--Registered     The Fund provides a complete list of its
                                             Trademark-- Index is an index of common      holdings four times in each fiscal
o Class B shares are not available as an     stocks that measures performance of the      year, at the quarter-ends. For the second
investment for retirement plans              largest 3,000 U.S. companies based on        and fourth quarters, the lists appear in
maintained pursuant to Section 401 of the    market capitalization.                       the Fund's semiannual and annual reports
Internal Revenue Code, including 401(k)                                                   to shareholders. For the first and third
plans, money purchase pension plans and      o The Fund is not managed to track the       quarters, the Fund files the lists with
profit sharing plans. Plans that have        performance of any particular index,         the Securities and Exchange Commission
existing accounts invested in Class B        including the indexes defined here, and      (SEC) on Form N-Q. The most recent list
shares will continue to be allowed to        consequently, the performance of the Fund    of portfolio holdings is available at
make additional purchases.                   may deviate significantly from the           AIMinvestments.com. From our home
                                             performance of the indexes.                  page, click on Products & Performance,
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  then Mutual Funds, then Fund Overview.
                                             o A direct investment cannot be made in      Select your Fund from the drop-down menu
o Investing in small and mid-size            an index. Unless otherwise indicated,        and click on Complete Quarterly Holdings.
companies involves risks not associated      index results include reinvested             Shareholders can also look up the Fund's
with investing in more established           dividends, and they do not reflect sales     Forms N-Q on the SEC's Web site at
companies, including business risk,          charges. Performance of an index of funds    sec.gov. And copies of the Fund's Forms
significant stock price fluctuations and     reflects fund expenses; performance of a     N-Q may be reviewed and copied at the
illiquidity.                                 market index does not.                       SEC's Public Reference Room at 450 Fifth
                                                                                          Street, N.W., Washington, D.C. 20549-0102.
o The Fund may invest up to 25% of its       OTHER INFORMATION                            You can obtain information on the
assets in the securities of non-U.S.                                                      operation of the Public Reference Room,
issuers. International investing presents    o The returns shown in management's          including information about duplicating
certain risks not associated with            discussion of Fund performance are based     fee charges, by calling 1-202-942-8090 or
investing solely in the United States.       on net asset values calculated for           1-800-732-0330, or by electronic request
These include risks relating to              shareholder transactions. Generally          at the following e-mail address:
fluctuations in the value of the U.S.        accepted accounting principles require       publicinfo@sec.gov. The SEC file numbers
dollar relative to the values of other       adjustments to be made to the net assets     for the Fund are 811-1540 and 2-27334.
currencies, the custody arrangements made    of the Fund at period end for financial      The Fund's most recent portfolio
for the Fund's foreign holdings,             reporting purposes, and as such, the net     holdings, as filed on Form N-Q, are also
differences in accounting, political         asset values for shareholder transactions    available at AIMinvestments.com.
risks and the lesser degree of public        and the returns based on those net asset
information required to be provided by       values may differ from the net asset         A description of the policies and
non-U.S. companies.                          values and returns reported in the           procedures that the Fund uses to
                                             Financial Highlights.                        determine how to vote proxies relating to
ABOUT INDEXES USED IN THIS REPORT                                                         portfolio securities is available without
                                             o Industry classifications used in this      charge, upon request, from our Client
o The unmanaged Standard & Poor's            report are generally according to the        Services department at 800-959-4246 or on
Composite Index of 500 Stocks (the S&P       Global Industry Classification Standard,     the AIM Web site, AIMinvestments.com. On
500--Registered Trademark-- Index) is a n    which was developed by and is the            the home page, scroll down and click on
index of common stocks frequently used as    exclusive property and a service mark of     AIM Funds Proxy Policy. The information
a general measure of U.S. stock market       Morgan Stanley Capital International Inc.    is also available on the SEC Web
performance.                                 and Standard & Poor's.                       site, sec.gov.

o The unmanaged LIPPER MULTI-CAP CORE                                                     Information regarding how the Fund voted
FUND INDEX represents an average of the                                                   proxies related to its portfolio
performance of the 30 largest                                                             securities during the 12 months ended
multi-capitalization core funds tracked                                                   June 30, 2005, is available at our Web
by Lipper, Inc., an independent mutual                                                    site. Go to AIMinvestments.com, access
fund performance monitor.                                                                 the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          =========================================

                                                                                          Fund NASDAQ Symbols

                                                                                          Class A shares                      AGWFX
                                                                                          Class B shares                      AGWBX
                                                                                          Class C shares                      AGWCX

                                                                                          =========================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM SELECT EQUITY FUND

                     DEAR FELLOW AIM SHAREHOLDER:

                     We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter
     [GRAHAM         from Bruce Crockett, the independent Chair of the Board of
      PHOTO]         Trustees of the AIM Funds. We first introduced you to Mr.
                     Crockett in the annual report on your Fund dated December
                     31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
  ROBERT H. GRAHAM   October.

                        Mr. Crockett has expressed an interest in keeping
                     shareholders informed of the work of the Board regularly
                     via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged
   [WILLIAMSON       with looking out for the interests of shareholders, and Mr.
      PHOTO]         Crockett's letter provides insight into some of the many
                     issues the Board addresses in governing your Fund.

                        One of the most important decisions the Board makes each MARK H. WILLIAMSON year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                        Of course, this report also includes your Fund managers'
                     discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                        Further information about the markets, your Fund, and
                     investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to help
                     you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                     Sincerely,

                     /s/ ROBERT H. GRAHAM              /s/ MARK H. WILLIAMSON

                     Robert H. Graham                  Mark H. Williamson
                     President & Vice Chair,           Chairman & President,
                     AIM Funds                         A I M Advisors, Inc.

                     August 10, 2005

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SELECT EQUITY FUND

                     DEAR FELLOW SHAREHOLDERS:

                     As independent Chair of the Board of Trustees of the AIM
                     Funds, I'm writing to report on the work being done by your
    [CROCKETT        Board.
      PHOTO]
                        At our most recent meeting in June 2005, your Board
                     approved voluntary fee reductions from A I M Advisors, Inc.
                     (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect
                     July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
                     two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                     is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                     monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                     performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                     management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds

                     August 10, 2005

AIM SELECT EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               o scrutinizing the highest ranked stocks
                                                                                          through fundamental analysis, which
=======================================================================================   identifies key drivers of success and
                                                                                          assesses their durability, with a goal to
PERFORMANCE SUMMARY                                                                       validate the results of our quantitative
                                             ==========================================   tools
Results were mixed for AIM Select Equity
Fund during the six-month reporting          FUND VS. INDEXES                             o using risk analysis to identify the
period ended June 30, 2005. At net asset                                                  best mix of the highest-ranked stocks
value, all share classes of the Fund         TOTAL RETURNS,12/31/04-6/30/05,EXCLUDING     from each discipline
tracked the performance of the S&P 500       APPLICABLE SALES CHARGES. IF SALES CHARGES
Index but slightly underperformed the        WERE INCLUDED, RETURNS WOULD BE LOWER.           The portfolio generally includes 150
style-specific benchmark. Long-term                                                       to 200 stocks allocated equally across
performance may be found on page 5.          Class A Shares                     -0.57%    investment disciplines and market
                                                                                          capitalizations.
   Our market capitalization                 Class B Shares                     -1.01
diversification helped the Fund hold its                                                     We also use a quantitative tool that
own against the broad-market index. The      Class C Shares                     -0.95     helps us detect "red flags" in companies
Fund has a significantly higher                                                           that would trigger a decision to sell a
percentage of its assets in small- and       S&P 500 Index (Broad Market Index) -0.81     particular stock. A stock is considered
mid-cap stocks, and those stocks                                                          for sale in any of the following
outperformed large caps during the           Russell 3000 Index                           circumstances:
period.                                      (Style-specific Index)             -0.01
                                                                                          o analysis indicates a deterioration in
   The Fund's underperformance versus the    Lipper Multi-Cap Core Fund Index             company fundamentals
Russell 3000 Index was largely               (Peer Group Index)                  0.47
attributable to weak stock selection in                                                   o analysis indicates there are more
the financials and industrials sectors,      SOURCE: LIPPER,INC.                          attractive opportunities
as well as an underweight position in the
utilities sector. While the utilities        ==========================================   o a stock adversely affects the desired
sector had the market's second-best                                                       risk level of the Fund
returns during the period,
utilities' relatively small position in                                                   MARKET CONDITIONS AND YOUR FUND
the benchmark minimized the impact of the
Fund's underweighting.                                                                    The S&P 500 Index declined at the
                                                                                          beginning of the reporting period amid
=======================================================================================   concerns about increasing oil prices and
                                                                                          rising interest rates. The Federal
HOW WE INVEST                                positions the Fund to perform well in a      Reserve (the Fed) continued raising
                                             variety of market environments.              interest rates to slow economic growth
We select stocks based on analysis of                                                     and curb potential inflation. The market
individual companies. We use our                We seek to generate superior              generally rebounded in the last two
proprietary quantitative models to build     risk-adjusted returns by:                    months of the period as oil prices fell
a portfolio diversified across investment                                                 in May--before rising again in June--and
styles (growth, blend/core and value) as     o applying a series of quantitative          many companies in the S&P 500 Index
well as market capitalization (large-,       measurements to rank stocks based on         reported strong earnings. Fund
mid- and small-sized companies). We          factors specific to the growth;              performance generally reflected that of
believe this diversification                 blend/core and value investment
                                             disciplines
                                                                                                                        (continued)

=========================================    ==========================================   =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                     1. Managed Health Care              5.3%     1. UnitedHealth Group Inc.          2.1%

               [PIE CHART]                    2. Systems Software                 3.7      2. JPMorgan Chase & Co.             1.7

Energy                               7.9%     3. Health Care Services             3.5      3. Exxon Mobil Corp.                1.6

Consumer Staples                     7.4%     4. Data Processing & Outsourced              4. Dell Inc.                        1.6
                                                 Services                         3.5
Industrials                          5.8%                                                  5. Citigroup Inc.                   1.5
                                              5. Apparel Retail                   3.5
Money Market Funds Plus                                                                    6. Proctor & Gamble Co. (The)       1.5
Other Assets Less Liabilities        2.4%    TOTAL NET ASSETS          $414.6 MILLION
                                                                                           7. PepsiCo, Inc.                    1.5
Materials                            1.2%    TOTAL NUMBER OF HOLDINGS*            169
                                                                                           8. Johnson & Johnson                1.4
Consumer Discretionary              21.1%    The Fund's holdings are subject to
                                             change, and there is no assurance that        9. ACE Ltd. (Cayman Islands)        1.4
Health Care                         19.2%    the Fund will continue to hold any
                                             particular security.                         10. Gap, Inc. (The)                  1.3
Financials                          18.2%
                                             *Excluding money market fund holdings.
Information Technology              16.8%

=========================================    ==========================================   =========================================

AIM SELECT EQUITY FUND

the broad market.                            interest rates. Among financials. FANNIE                         DUY NGUYEN, Chartered
                                             MAE was among the Fund's worst-performing     [NGUYEN            Financial Analyst, is
   Although the consumer discretionary       holdings. Fannie Mae continued to face         PHOTO]            Portfolio Manager of
sector performance declined, strong stock    issues ranging from the restatement of                           AIM Select Equity
selection helped the Fund's consumer         its financials to regulators' discovery                          Fund. Mr. Nguyen
discretionary holdings register positive     that the agency could be significantly        joined AIM in May 2000. Prior to joining
returns. Apparel company stocks accounted    undercapitalized. More recent concerns        AIM, he held the positions of vice
for much of the Fund's positive              stemmed from the ongoing debate over the      president, assistant vice president and
performance in the sector. Apparel           company's regulatory structure, a topic       quantitative equity analyst for two other
retailers posted better-than-expected        that generated a steady flow of news and      financial services firms. Mr. Nguyen
sales gains as higher incomes spurred        speculation that has had a greater impact     earned a B.B.A. at The University of
spending. THE MEN'S WEARHOUSE, CHICO'S       on Fannie Mae's stock than its business       Texas and a master's of science in
FAS and NORDSTROM are among Fund holdings    value. The company continued to make          finance at the University of Houston.
that performed well.                         progress toward restating its historical
                                             financials and rebuilding a capital base.     Assisted by various domestic equity teams
   Luxury retailers especially fared         We continued to own Fannie Mae at the         representing AIM's growth, value, and
well. Nordstrom, one of the top              close of the period because our               Growth at a Reasonable Price (GARP)
contributors to Fund performance, is a       proprietary stock selection method led us     disciplines
department store operator that targets       to continue to believe that Fannie Mae is
higher-end customers, so its primary         one of the more attractive opportunities
customers have been more resilient in the    in the Fund.
face of a slowly recovering economy and
rising gas prices. In addition, the             We made no significant changes to your
company has developed a reputation for       Fund during the period, but we did
excellent customer service with its          slightly reduce the Fund's exposure to
easy-return policy and such personal         small-cap stocks and rotated money into
touches as thank-you notes from store        large-cap names that offered attractive
employees. Nordstrom highlights during       fundamentals.
the period included:
                                             IN CLOSING
o a first-quarter profit jump of 52% on
increased demand for designer profit, and    We'd like to take a moment to welcome new
the company boosted its profit forecast      shareholders to AIM Select Equity Fund
for the year                                 and thank all shareholders for sharing
                                             our long-term investment perspective. We
o successful implementation of improved      believe the positive economic news,
inventory and pricing systems, which         including strong employment figures,
helped operating margins, and                which was reported shortly after the
                                             close of the reporting period may lead to
o reinvested free cash flow that is being    a period of sustained growth. We remain
channeled into expansion into new markets    committed to helping you reach your
                                             investment goals.
   Your Fund also benefited from its
holdings in the health care sector, aided    THE VIEWS AND OPINIONS EXPRESSED IN
by our large position in UNITEDHEALTH        MANAGEMENT'S DISCUSSION OF FUND
GROUP and from strong performances among     PERFORMANCE ARE THOSE OF A I M ADVISORS,
health care services and distributor         INC. THESE VIEWS AND OPINIONS ARE SUBJECT
companies.                                   TO CHANGE AT ANY TIME BASED ON FACTORS
                                             SUCH AS MARKET AND ECONOMIC CONDITIONS.
   Demand for medical services and           THESE VIEWS AND OPINIONS MAY NOT BE
products tends to remain constant            RELIED UPON AS INVESTMENT ADVICE OR
regardless of economic conditions. Energy    RECOMMENDATIONS, OR AS AN OFFER FOR A
holdings also aided Fund performance,        PARTICULAR SECURITY. THE INFORMATION IS
with sector returns fueled by record oil     NOT A COMPLETE ANALYSIS OF EVERY ASPECT
prices. The Fund's energy returns tracked    OF ANY MARKET, COUNTRY, INDUSTRY,
those of the benchmark.                      SECURITY OR THE FUND. STATEMENTS OF FACT
                                             ARE FROM SOURCES CONSIDERED RELIABLE, BUT
   The weakest-performing sectors during     A I M ADVISORS, INC. MAKES NO
the period included industrials,             REPRESENTATION OR WARRANTY AS TO THEIR
information technology, materials and        COMPLETENESS OR ACCURACY. ALTHOUGH
financials. Industrials and information      HISTORICAL PERFORMANCE IS NO GUARANTEE OF
technology were hurt by the slow economic    FUTURE RESULTS, THESE INSIGHTS MAY HELP
recovery; and materials fell on weakened     YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
demand for commodities during the second     PHILOSOPHY.
quarter after a strong first-quarter
start.                                              See important Fund and index
                                                  disclosures inside front cover.
   Financials were negatively affected by
rising

AIM SELECT EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


=========================================

AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT         PERFORMANCE REFLECTS THE APPLICABLE
                                             PAST PERFORMANCE AND CANNOT GUARANTEE         CONTINGENT DEFERRED SALES CHARGE (CDSC)
As of 6/30/05, including applicable sales    COMPARABLE FUTURE RESULTS; CURRENT            FOR THE PERIOD INVOLVED. THE CDSC ON
charges                                      PERFORMANCE MAY BE LOWER OR HIGHER.           CLASS B SHARES DECLINES FROM 5% BEGINNING
                                             PLEASE VISIT AIMINVESTMENTS.COM FOR THE       AT THE TIME OF PURCHASE TO 0% AT THE
CLASS A SHARES                               MOST RECENT MONTH-END PERFORMANCE.            BEGINNING OF THE SEVENTH YEAR. THE CDSC
Inception (12/4/67)                 8.38%    PERFORMANCE FIGURES REFLECT REINVESTED        ON CLASS C SHARES IS 1% FOR THE FIRST
10 Years                            7.07     DISTRIBUTIONS, CHANGES IN NET ASSET VALUE     YEAR AFTER PURCHASE.
 5 Years                           -9.31     AND THE EFFECT OF THE MAXIMUM SALES
 1 Year                             0.11     CHARGE UNLESS OTHERWISE STATED.                  THE PERFORMANCE OF THE FUND'S SHARE
                                             INVESTMENT RETURN AND PRINCIPAL VALUE         CLASSES WILL DIFFER DUE TO DIFFERENT
CLASS B SHARES                               WILL FLUCTUATE SO THAT YOU MAY HAVE A         SALES CHARGE STRUCTURES AND CLASS
Inception (9/1/93)                  7.20%    GAIN OR LOSS WHEN YOU SELL SHARES.            EXPENSES.
10 Years                            6.99
 5 Years                           -9.29        CLASS A SHARE PERFORMANCE REFLECTS THE
 1 Year                             0.04     MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             AND CLASS C SHARE
CLASS C SHARES
Inception (8/4/97)                  2.65%
 5 Years                           -8.97
 1 Year                             4.12

=========================================

AIM SELECT EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.          The hypothetical account values and
                                             Simply divide your account value by           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        actual ending account balance or expenses
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          you paid for the period. You may use this
costs, which may include sales charges       multiply the result by the number in the      information to compare the ongoing costs
(loads) on purchase payments; contingent     table under the heading entitled "Actual      of investing in the Fund and other funds.
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         the expenses you paid on your account         example with the 5% hypothetical examples
ongoing costs, including management fees;    during this period.                           that appear in the shareholder reports of
distribution and/or service fees (12b-1);                                                  the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR COMPARISON
intended to help you understand your         PURPOSES                                         Please note that the expenses shown in
ongoing costs (in dollars) of investing                                                    the table are meant to highlight your
in the Fund and to compare these costs       The table below also provides information     ongoing costs only and do not reflect any
with ongoing costs of investing in other     about hypothetical account values and         transactional costs, such as sales
mutual funds. The example is based on an     hypothetical expenses based on the Fund's     charges (loads) on purchase payments,
investment of $1,000 invested at the         actual expense ratio and an assumed rate      contingent deferred sales charges on
beginning of the period and held for the     of return of 5% per year before expenses,     redemptions, and redemption fees, if any.
entire period January 1, 2005, through       which is not the Fund's actual return.        Therefore, the hypothetical information
June 30, 2005.                               The Fund's actual cumulative total            is useful in comparing ongoing costs
                                             returns at net asset value after expenses     only, and will not help you determine the
ACTUAL EXPENSES                              for the six months ended June 30, 2005,       relative total costs of owning different
                                             appear in the table "Fund vs. Indexes" on     funds. In addition, if these
The table below provides information         page 3.                                       transactional costs were included, your
about actual account values and actual                                                     costs would have been higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

==================================================================================================================================

                                                        ACTUAL                                 HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT              ENDING ACCOUNT            EXPENSES              ENDING ACCOUNT            EXPENSES
SHARE                VALUE                         VALUE               PAID DURING                VALUE                PAID DURING
CLASS               (1/1/05)                   (6/30/05)(1)             PERIOD(2)               (6/30/05)               PERIOD(2)
  A                $ 1,000.00                    $ 994.30                $  6.72               $ 1,018.05                $  6.80
  B                  1,000.00                      989.90                  10.41                 1,014.33                  10.54
  C                  1,000.00                      990.50                  10.41                 1,014.33                  10.54

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.36%, 2.11% and 2.11% for Class A, B and C shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

==================================================================================================================================

                                                                                        [ARROW
                                                                                        BUTTON     For More Information Visit
                                                                                        IMAGE]         AIMinvestments.com

AIM SELECT EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of the AIM Funds       o The quality of services to be provided      o Fees relative to those of clients of
Group (the "Board") oversees the             by AIM. The Board reviewed the                AIM with comparable investment
management of AIM Select Equity Fund (the    credentials and experience of the             strategies. The Board noted that AIM does
"Fund") and, as required by law,             officers and employees of AIM who will        not serve as an advisor to other mutual
determines annually whether to approve       provide investment advisory services to       funds or other clients with investment
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications     strategies comparable to those of the
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory         Fund.
("AIM"). Based upon the recommendation of    services, the Board reviewed the
the Investments Committee of the Board,      qualifications of AIM's investment            o Fees relative to those of comparable
which is comprised solely of independent     personnel and considered such issues as       funds with other advisors. The Board
trustees, at a meeting held on June 30,      AIM's portfolio and product review            reviewed the advisory fee rate for the
2005, the Board, including all of the        process, various back office support          Fund under the Advisory Agreement. The
independent trustees, approved the           functions provided by AIM and AIM's           Board compared effective contractual
continuance of the advisory agreement        equity and fixed income trading               advisory fee rates at a common asset
(the "Advisory Agreement") between the       operations. Based on the review of these      level and noted that the Fund's rate was
Fund and AIM for another year, effective     and other factors, the Board concluded        below the median rate of the funds
July 1, 2005.                                that the quality of services to be            advised by other advisors with investment
                                             provided by AIM was appropriate and that      strategies comparable to those of the
    The Board considered the factors         AIM currently is providing satisfactory       Fund that the Board reviewed. The Board
discussed below in evaluating the            services in accordance with the terms of      noted that AIM has agreed to waive
fairness and reasonableness of the           the Advisory Agreement.                       advisory fees of the Fund, as discussed
Advisory Agreement at the meeting on June                                                  below. Based on this review, the Board
30, 2005 and as part of the Board's          o The performance of the Fund relative to     concluded that the advisory fee rate for
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the      the Fund under the Advisory Agreement was
deliberations, the Board and the             performance of the Fund during the past       fair and reasonable.
independent trustees did not identify any    one, three and five calendar years
particular factor that was controlling,      against the performance of funds advised      o Expense limitations and fee waivers.
and each trustee attributed different        by other advisors with investment             The Board noted that AIM has
weights to the various factors.              strategies comparable to those of the         contractually agreed to waive advisory
                                             Fund. The Board noted that the Fund's         fees of the Fund through June 30, 2006 to
    One of the responsibilities of the       performance was above the median              the extent necessary so that the advisory
Senior Officer of the Fund, who is           performance of such comparable funds for      fees payable by the Fund do not exceed a
independent of AIM and AIM's affiliates,     the one year period and below such median     specified maximum advisory fee rate,
is to manage the process by which the        performance for the three and five year       which maximum rate includes breakpoints
Fund's proposed management fees are          periods. Based on this review, the Board      and is based on net asset levels. The
negotiated to ensure that they are           concluded that no changes should be made      Board considered the contractual nature
negotiated in a manner which is at arm's     to the Fund and that it was not necessary     of this fee waiver and noted that it
length and reasonable. To that end, the      to change the Fund's portfolio management     remains in effect until June 30, 2006.
Senior Officer must either supervise a       team at this time.                            The Board considered the effect this fee
competitive bidding process or prepare an                                                  waiver would have on the Fund's estimated
independent written evaluation. The          o The performance of the Fund relative to     expenses and concluded that the levels of
Senior Officer has recommended an            indices. The Board reviewed the               fee waivers/expense limitations for the
independent written evaluation in lieu of    performance of the Fund during the past       Fund were fair and reasonable.
a competitive bidding process and, upon      one, three and five calendar years
the direction of the Board, has prepared     against the performance of the Lipper         o Breakpoints and economies of scale. The
such an independent written evaluation.      Multi-Cap Core Index. The Board noted         Board reviewed the structure of the
Such written evaluation also considered      that the Fund's performance was above the     Fund's advisory fee under the Advisory
certain of the factors discussed below.      performance of such Index for the one         Agreement, noting that it includes one
In addition, as discussed below, the         year period and below such Index for the      breakpoint. The Board reviewed the level
Senior Officer made certain                  three and five year periods. Based on         of the Fund's advisory fees, and noted
recommendations to the Board in              this review, the Board concluded that no      that such fees, as a percentage of the
connection with such written evaluation.     changes should be made to the Fund and        Fund's net assets, have decreased as net
                                             that it was not necessary to change the       assets increased because the Advisory
    The discussion below serves as a         Fund's portfolio management team at this      Agreement includes a breakpoint. The
summary of the Senior Officer's              time.                                         Board noted that AIM has contractually
independent written evaluation and                                                         agreed to waive advisory fees of the Fund
recommendations to the Board in              o Meeting with the Fund's portfolio           through June 30, 2006 to the extent
connection therewith, as well as a           managers and investment personnel. With       necessary so that the advisory fees
discussion of the material factors and       respect to the Fund, the Board is meeting     payable by the Fund do not exceed a
the conclusions with respect thereto that    periodically with such Fund's portfolio       specified maximum advisory fee rate,
formed the basis for the Board's approval    managers and/or other investment              which maximum rate includes breakpoints
of the Advisory Agreement. After             personnel and believes that such              and is based on net asset levels. The
consideration of all of the factors below    individuals are competent and able to         Board concluded that the Fund's fee
and based on its informed business           continue to carry out their                   levels under the Advisory Agreement
judgment, the Board determined that the      responsibilities under the Advisory           therefore reflect economies of scale and
Advisory Agreement is in the best            Agreement.                                    that it was not necessary to change the
interests of the Fund and its                                                              advisory fee breakpoints in the Fund's
shareholders and that the compensation to    o Overall performance of AIM. The Board       advisory fee schedule.
AIM under the Advisory Agreement is fair     considered the overall performance of AIM
and reasonable and would have been           in providing investment advisory and
obtained through arm's length                portfolio administrative services to the
negotiations.                                Fund and concluded that such performance
                                             was satisfactory.
o The nature and extent of the advisory
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


                                                                     (continued)

AIM SELECT EQUITY FUND

o Investments in affiliated money market     o Profitability of AIM and its                o Other factors and current trends. In
funds. The Board also took into account      affiliates. The Board reviewed                determining whether to continue the
the fact that uninvested cash and cash       information concerning the profitability      Advisory Agreement for the Fund, the
collateral from securities lending           of AIM's (and its affiliates') investment     Board considered the fact that AIM, along
arrangements (collectively, "cash            advisory and other activities and its         with others in the mutual fund industry,
balances") of the Fund may be invested in    financial condition. The Board considered     is subject to regulatory inquiries and
money market funds advised by AIM            the overall profitability of AIM, as well     litigation related to a wide range of
pursuant to the terms of an SEC exemptive    as the profitability of AIM in connection     issues. The Board also considered the
order. The Board found that the Fund may     with managing the Fund. The Board noted       governance and compliance reforms being
realize certain benefits upon investing      that AIM's operations remain profitable,      undertaken by AIM and its affiliates,
cash balances in AIM advised money market    although increased expenses in recent         including maintaining an internal
funds, including a higher net return,        years have reduced AIM's profitability.       controls committee and retaining an
increased liquidity, increased               Based on the review of the profitability      independent compliance consultant, and
diversification or decreased transaction     of AIM's and its affiliates' investment       the fact that AIM has undertaken to cause
costs. The Board also found that the Fund    advisory and other activities and its         the Fund to operate in accordance with
will not receive reduced services if it      financial condition, the Board concluded      certain governance policies and
invests its cash balances in such money      that the compensation to be paid by the       practices. The Board concluded that these
market funds. The Board noted that, to       Fund to AIM under its Advisory Agreement      actions indicated a good faith effort on
the extent the Fund invests in affiliated    was not excessive.                            the part of AIM to adhere to the highest
money market funds, AIM has voluntarily                                                    ethical standards, and determined that
agreed to waive a portion of the advisory    o Benefits of soft dollars to AIM. The        the current regulatory and litigation
fees it receives from the Fund               Board considered the benefits realized by     environment to which AIM is subject
attributable to such investment. The         AIM as a result of brokerage transactions     should not prevent the Board from
Board further determined that the            executed through "soft dollar"                continuing the Advisory Agreement for the
proposed securities lending program and      arrangements. Under these arrangements,       Fund.
related procedures with respect to the       brokerage commissions paid by the Fund
lending Fund is in the best interests of     and/or other funds advised by AIM are
the lending Fund and its respective          used to pay for research and execution
shareholders. The Board therefore            services. This research is used by AIM in
concluded that the investment of cash        making investment decisions for the Fund.
collateral received in connection with       The Board concluded that such
the securities lending program in the        arrangements were appropriate.
money market funds according to the
procedures is in the best interests of       o AIM's financial soundness in light of
the lending Fund and its respective          the Fund's needs. The Board considered
shareholders.                                whether AIM is financially sound and has
                                             the resources necessary to perform its
o Independent written evaluation and         obligations under the Advisory Agreement,
recommendations of the Fund's Senior         and concluded that AIM has the financial
Officer. The Board noted that, upon their    resources necessary to fulfill its
direction, the Senior Officer of the Fund    obligations under the Advisory Agreement.
had prepared an independent written
evaluation in order to assist the Board      o Historical relationship between the
in determining the reasonableness of the     Fund and AIM. In determining whether to
proposed management fees of the AIM          continue the Advisory Agreement for the
Funds, including the Fund. The Board         Fund, the Board also considered the prior
noted that the Senior Officer's written      relationship between AIM and the Fund, as
evaluation had been relied upon by the       well as the Board's knowledge of AIM's
Board in this regard in lieu of a            operations, and concluded that it was
competitive bidding process. In              beneficial to maintain the current
determining whether to continue the          relationship, in part, because of such
Advisory Agreement for the Fund, the         knowledge. The Board also reviewed the
Board considered the Senior Officer's        general nature of the non-investment
written evaluation and the recommendation    advisory services currently performed by
made by the Senior Officer to the Board      AIM and its affiliates, such as
that the Board consider implementing a       administrative, transfer agency and
process to assist them in more closely       distribution services, and the fees
monitoring the performance of the AIM        received by AIM and its affiliates for
Funds. The Board concluded that it would     performing such services. In addition to
be advisable to implement such a process     reviewing such services, the trustees
as soon as reasonably practicable.           also considered the organizational
                                             structure employed by AIM and its
                                             affiliates to provide those services.
                                             Based on the review of these and other
                                             factors, the Board concluded that AIM and
                                             its affiliates were qualified to continue
                                             to provide non-investment advisory
                                             services to the Fund, including
                                             administrative, transfer agency and
                                             distribution services, and that AIM and
                                             its affiliates currently are providing
                                             satisfactory non-investment advisory
                                             services.

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.60%

ADVERTISING-2.83%

Harte-Hanks, Inc.                              59,800    $  1,777,854
---------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The)(a)       412,700      5,026,686
---------------------------------------------------------------------
Omnicom Group Inc.                             61,800       4,935,348
=====================================================================
                                                           11,739,888
=====================================================================

AEROSPACE & DEFENSE-0.71%

Rockwell Collins, Inc.                         21,900       1,044,192
---------------------------------------------------------------------
United Technologies Corp.                      36,600       1,879,410
=====================================================================
                                                            2,923,602
=====================================================================

AIR FREIGHT & LOGISTICS-0.09%

EGL, Inc.(a)                                   17,700         359,664
=====================================================================

APPAREL RETAIL-3.46%

Chico's FAS, Inc.(a)                           41,400       1,419,192
---------------------------------------------------------------------
Gap, Inc. (The)                                281,100      5,551,725
---------------------------------------------------------------------
Genesco Inc.(a)                                32,800       1,216,552
---------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                 119,250      4,105,777
---------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)         46,100       1,059,839
---------------------------------------------------------------------
TJX Cos., Inc. (The)                           40,300         981,305
=====================================================================
                                                           14,334,390
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.11%

Coach, Inc.(a)                                 128,000      4,296,960
---------------------------------------------------------------------
Quiksilver, Inc.(a)                            63,600       1,016,328
---------------------------------------------------------------------
V. F. Corp.                                    60,100       3,438,922
=====================================================================
                                                            8,752,210
=====================================================================

APPLICATION SOFTWARE-1.79%

Amdocs Ltd. (United Kingdom)(a)                92,000       2,431,560
---------------------------------------------------------------------
Autodesk, Inc.                                 15,700         539,609
---------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                       29,000         990,060
---------------------------------------------------------------------
Epicor Software Corp.(a)                       71,300         941,160
---------------------------------------------------------------------
Hyperion Solutions Corp.(a)                    24,600         989,904
---------------------------------------------------------------------
NAVTEQ Corp.(a)                                10,000         371,800
---------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A          42,100       1,137,963
=====================================================================
                                                            7,402,056
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.79%

Affiliated Managers Group, Inc.(a)             52,450       3,583,909
---------------------------------------------------------------------
Bank of New York Co., Inc. (The)               111,900      3,220,482
---------------------------------------------------------------------
Franklin Resources, Inc.                       22,100       1,701,258
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY
  BANKS-(CONTINUED)

Legg Mason, Inc.                               21,400    $  2,227,954
---------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A         45,700         845,450
=====================================================================
                                                           11,579,053
=====================================================================

BIOTECHNOLOGY-0.60%

Invitrogen Corp.(a)                            30,000       2,498,700
=====================================================================

BREWERS-0.68%

Molson Coors Brewing Co.-Class B               45,300       2,808,600
=====================================================================

BUILDING PRODUCTS-0.77%

American Standard Cos. Inc.                    10,800         452,736
---------------------------------------------------------------------
Masco Corp.                                    86,100       2,734,536
=====================================================================
                                                            3,187,272
=====================================================================

CASINOS & GAMING-0.69%

GTECH Holdings Corp.                           43,300       1,266,092
---------------------------------------------------------------------
Penn National Gaming, Inc.(a)                  44,000       1,606,000
=====================================================================
                                                            2,872,092
=====================================================================

COMMUNICATIONS EQUIPMENT-1.26%

Cisco Systems, Inc.(a)                         233,300      4,458,363
---------------------------------------------------------------------
Packeteer, Inc.(a)                             52,900         745,890
=====================================================================
                                                            5,204,253
=====================================================================

COMPUTER HARDWARE-1.84%

Apple Computer, Inc.(a)                        28,800       1,060,128
---------------------------------------------------------------------
Dell Inc.(a)                                   166,600      6,582,366
=====================================================================
                                                            7,642,494
=====================================================================

COMPUTER STORAGE & PERIPHERALS-0.94%

EMC Corp.(a)                                   115,700      1,586,247
---------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)          8,700         564,021
---------------------------------------------------------------------
Storage Technology Corp.(a)                    48,700       1,767,323
=====================================================================
                                                            3,917,591
=====================================================================

CONSUMER ELECTRONICS-1.19%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)           56,007       1,410,816
---------------------------------------------------------------------
Sony Corp.-ADR (Japan)                         102,000      3,512,880
=====================================================================
                                                            4,923,696
=====================================================================

CONSUMER FINANCE-1.23%

American Express Co.                           95,900       5,104,757
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.49%

BISYS Group, Inc. (The)(a)                     81,500       1,217,610
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES-(CONTINUED)

Ceridian Corp.(a)                              118,900   $  2,316,172
---------------------------------------------------------------------
First Data Corp.                               113,500      4,555,890
---------------------------------------------------------------------
Fiserv, Inc.(a)                                58,100       2,495,395
---------------------------------------------------------------------
Paychex, Inc.                                  54,800       1,783,192
---------------------------------------------------------------------
SunGard Data Systems Inc.(a)                   59,900       2,106,683
=====================================================================
                                                           14,474,942
=====================================================================

DEPARTMENT STORES-1.16%

Nordstrom, Inc.                                70,600       4,798,682
=====================================================================

DIVERSIFIED BANKS-0.53%

U.S. Bancorp                                   74,600       2,178,320
=====================================================================

DIVERSIFIED CHEMICALS-0.36%

Engelhard Corp.                                52,900       1,510,295
=====================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.04%

Cendant Corp.                                  192,300      4,301,751
=====================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.45%

Rockwell Automation, Inc.                      38,400       1,870,464
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.17%

Amphenol Corp.-Class A                         78,600       3,157,362
---------------------------------------------------------------------
Mettler-Toledo International Inc.(a)           36,700       1,709,486
=====================================================================
                                                            4,866,848
=====================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.52%

Republic Services, Inc.                        59,500       2,142,595
=====================================================================

FOOD RETAIL-2.11%

Kroger Co. (The)(a)                            193,600      3,684,208
---------------------------------------------------------------------
Safeway Inc.                                   225,100      5,085,009
=====================================================================
                                                            8,769,217
=====================================================================

FOOTWEAR-0.30%

NIKE, Inc.-Class B                             14,500       1,255,700
=====================================================================

HEALTH CARE DISTRIBUTORS-2.03%

Cardinal Health, Inc.                          96,200       5,539,196
---------------------------------------------------------------------
McKesson Corp.                                 64,500       2,888,955
=====================================================================
                                                            8,428,151
=====================================================================

HEALTH CARE EQUIPMENT-2.33%

Bard (C.R.), Inc.                              44,000       2,926,440
---------------------------------------------------------------------
Becton, Dickinson & Co.                        19,400       1,017,918
---------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                87,700       3,273,841
---------------------------------------------------------------------
Waters Corp.(a)                                65,600       2,438,352
=====================================================================
                                                            9,656,551
=====================================================================

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------

HEALTH CARE FACILITIES-0.63%

Health Management Associates, Inc.-Class A     33,100    $    866,558
---------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                    43,900       1,738,879
=====================================================================
                                                            2,605,437
=====================================================================

HEALTH CARE SERVICES-3.49%

Apria Healthcare Group Inc.(a)                 63,200       2,189,248
---------------------------------------------------------------------
Caremark Rx, Inc.(a)                           51,500       2,292,780
---------------------------------------------------------------------
Cerner Corp.(a)(b)                             14,700         999,159
---------------------------------------------------------------------
DaVita, Inc.(a)                                28,300       1,287,084
---------------------------------------------------------------------
Express Scripts, Inc.(a)                       75,200       3,758,496
---------------------------------------------------------------------
IMS Health Inc.                                116,500      2,885,705
---------------------------------------------------------------------
Quest Diagnostics Inc.                         20,200       1,076,054
=====================================================================
                                                           14,488,526
=====================================================================

HEALTH CARE SUPPLIES-1.80%

Alcon Inc. (Switzerland)                       29,700       3,247,695
---------------------------------------------------------------------
Haemonetics Corp.(a)                           51,400       2,088,896
---------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)             56,900       2,140,578
=====================================================================
                                                            7,477,169
=====================================================================

HOME IMPROVEMENT RETAIL-0.75%

Home Depot, Inc. (The)                         79,700       3,100,330
=====================================================================

HOMEBUILDING-0.25%

D.R. Horton, Inc.                              28,000       1,053,080
=====================================================================

HOTELS, RESORTS & CRUISE LINES-0.17%

Marriott International, Inc.-Class A           10,500         716,310
=====================================================================

HOUSEHOLD APPLIANCES-0.24%

Black & Decker Corp. (The)                     10,900         979,365
=====================================================================

HOUSEHOLD PRODUCTS-2.02%

Clorox Co. (The)                               14,700         819,084
---------------------------------------------------------------------
Colgate-Palmolive Co.                          27,100       1,352,561
---------------------------------------------------------------------
Procter & Gamble Co. (The)                     117,300      6,187,575
=====================================================================
                                                            8,359,220
=====================================================================

HOUSEWARES & SPECIALTIES-1.02%

Fortune Brands, Inc.                           27,000       2,397,600
---------------------------------------------------------------------
Yankee Candle Co., Inc. (The)                  57,200       1,836,120
=====================================================================
                                                            4,233,720
=====================================================================

INDUSTRIAL CONGLOMERATES-0.76%

Tyco International Ltd. (Bermuda)              107,400      3,136,080
=====================================================================

INDUSTRIAL MACHINERY-0.95%

Danaher Corp.                                  29,400       1,538,796
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------
INDUSTRIAL MACHINERY-(CONTINUED)

Eaton Corp.                                    13,800    $    826,620
---------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)      22,100       1,576,835
=====================================================================
                                                            3,942,251
=====================================================================

INSURANCE BROKERS-1.04%

Aon Corp.(b)                                   172,300      4,314,392
=====================================================================

INTEGRATED OIL & GAS-2.75%

Chevron Corp.                                  29,600       1,655,232
---------------------------------------------------------------------
ConocoPhillips(c)                              16,000         919,840
---------------------------------------------------------------------
Exxon Mobil Corp.                              115,600      6,643,532
---------------------------------------------------------------------
Occidental Petroleum Corp.(c)                  28,500       2,192,505
=====================================================================
                                                           11,411,109
=====================================================================

INTERNET SOFTWARE & SERVICES-0.26%

VeriSign, Inc.(a)                              37,100       1,066,996
=====================================================================

INVESTMENT BANKING & BROKERAGE-2.33%

Goldman Sachs Group, Inc. (The)                32,900       3,356,458
---------------------------------------------------------------------
Lehman Brothers Holdings Inc.                  29,400       2,918,832
---------------------------------------------------------------------
Merrill Lynch & Co., Inc.                      24,600       1,353,246
---------------------------------------------------------------------
Morgan Stanley                                 38,500       2,020,095
=====================================================================
                                                            9,648,631
=====================================================================

LEISURE PRODUCTS-0.58%

Brunswick Corp.                                41,300       1,789,116
---------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                    31,000         611,320
=====================================================================
                                                            2,400,436
=====================================================================

LIFE & HEALTH INSURANCE-0.92%

Prudential Financial, Inc.                     57,900       3,801,714
=====================================================================

MANAGED HEALTH CARE-5.25%

Aetna Inc.                                     35,400       2,931,828
---------------------------------------------------------------------
AMERIGROUP Corp.(a)                            34,000       1,366,800
---------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)             14,800       1,057,460
---------------------------------------------------------------------
Sierra Health Services, Inc.(a)                41,000       2,929,860
---------------------------------------------------------------------
UnitedHealth Group Inc.(c)                     165,000      8,603,100
---------------------------------------------------------------------
WellPoint, Inc.(a)                             70,200       4,888,728
=====================================================================
                                                           21,777,776
=====================================================================

METAL & GLASS CONTAINERS-0.79%

AptarGroup, Inc.                               36,400       1,849,120
---------------------------------------------------------------------
Ball Corp.                                     39,900       1,434,804
=====================================================================
                                                            3,283,924
=====================================================================

MOTORCYCLE MANUFACTURERS-0.55%

Harley-Davidson, Inc.                          46,100       2,286,560
=====================================================================

MOVIES & ENTERTAINMENT-0.63%

Walt Disney Co. (The)                          103,700      2,611,166
=====================================================================

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------

MULTI-LINE INSURANCE-0.44%

Genworth Financial Inc.-Class A                30,000    $    906,900
---------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)  12,500         934,750
=====================================================================
                                                            1,841,650
=====================================================================

OFFICE SERVICES & SUPPLIES-0.35%

Brady Corp.-Class A                            46,200       1,432,200
=====================================================================

OIL & GAS DRILLING-1.93%

Nabors Industries, Ltd. (Bermuda)(a)(c)         4,700         284,914
---------------------------------------------------------------------
Patterson-UTI Energy, Inc.                     75,300       2,095,599
---------------------------------------------------------------------
Pride International, Inc.(a)                   48,400       1,243,880
---------------------------------------------------------------------
Todco-Class A(a)                               58,000       1,488,860
---------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)            53,300       2,876,601
=====================================================================
                                                            7,989,854
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-2.16%

BJ Services Co.(c)                             39,900       2,093,952
---------------------------------------------------------------------
Cal Dive International, Inc.(a)                17,800         932,186
---------------------------------------------------------------------
Core Labatories N.V. (Netherlands)(a)          82,000       2,199,240
---------------------------------------------------------------------
Halliburton Co.                                51,800       2,477,076
---------------------------------------------------------------------
National-Oilwell Varco Inc.(a)(c)              26,052       1,238,512
=====================================================================
                                                            8,940,966
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.72%

Burlington Resources Inc.                      15,000         828,600
---------------------------------------------------------------------
Devon Energy Corp.                             13,000         658,840
---------------------------------------------------------------------
Newfield Exploration Co.(a)                    37,200       1,483,908
=====================================================================
                                                            2,971,348
=====================================================================

OIL & GAS REFINING & MARKETING-0.39%

Valero Energy Corp.(c)                         20,300       1,605,933
=====================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.22%

Citigroup Inc.                                 137,800      6,370,494
---------------------------------------------------------------------
JPMorgan Chase & Co.                           198,084      6,996,327
=====================================================================
                                                           13,366,821
=====================================================================

PACKAGED FOODS & MEATS-0.52%

Flowers Foods, Inc.                            44,100       1,559,376
---------------------------------------------------------------------
Hershey Co. (The)                               9,700         602,370
=====================================================================
                                                            2,161,746
=====================================================================

PERSONAL PRODUCTS-0.56%

Gillette Co. (The)                             45,700       2,313,791
=====================================================================

PHARMACEUTICALS-3.07%

Johnson & Johnson                              92,000       5,980,000
---------------------------------------------------------------------
Merck & Co. Inc.                               46,200       1,422,960
---------------------------------------------------------------------
Pfizer Inc.                                    91,800       2,531,844
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Shire Pharmaceuticals Group PLC-ADR
  (United Kingdom)                             23,100    $    757,680
---------------------------------------------------------------------
Wyeth                                          45,500       2,024,750
=====================================================================
                                                           12,717,234
=====================================================================

PROPERTY & CASUALTY INSURANCE-1.35%

ACE Ltd. (Cayman Islands)                      125,200      5,615,220
=====================================================================

REGIONAL BANKS-1.59%

City National Corp.                            32,100       2,301,891
---------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                     33,800       1,610,570
---------------------------------------------------------------------
Marshall & Ilsley Corp.                        60,200       2,675,890
=====================================================================
                                                            6,588,351
=====================================================================

RESTAURANTS-2.75%

CBRL Group, Inc.                               72,600       2,821,236
---------------------------------------------------------------------
Darden Restaurants, Inc.                       25,500         840,990
---------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.            40,800       1,240,728
---------------------------------------------------------------------
Ruby Tuesday, Inc.                             47,000       1,217,300
---------------------------------------------------------------------
Yum! Brands, Inc.                              101,800      5,301,744
=====================================================================
                                                           11,421,998
=====================================================================

SEMICONDUCTORS-2.39%

DSP Group, Inc.(a)                             37,400         892,738
---------------------------------------------------------------------
Intel Corp.                                    155,800      4,060,148
---------------------------------------------------------------------
Microchip Technology Inc.                      48,000       1,421,760
---------------------------------------------------------------------
National Semiconductor Corp.                   159,600      3,515,988
=====================================================================
                                                            9,890,634
=====================================================================

SOFT DRINKS-1.47%

PepsiCo, Inc.                                  113,200      6,104,876
=====================================================================

SPECIALIZED CONSUMER SERVICES-1.25%

H&R Block, Inc.                                26,600       1,552,110
---------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                154,100      3,642,924
=====================================================================
                                                            5,195,034
=====================================================================

SPECIALTY STORES-1.17%

Hibbett Sporting Goods, Inc.(a)                32,900       1,244,936
---------------------------------------------------------------------
Staples, Inc.                                  168,900   $  3,600,948
=====================================================================
                                                            4,845,884
=====================================================================

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------
SYSTEMS SOFTWARE-3.66%

Adobe Systems Inc.                             70,600       2,020,572
---------------------------------------------------------------------
Computer Associates International, Inc.        183,879      5,052,995
---------------------------------------------------------------------
Microsoft Corp.                                146,600      3,641,544
---------------------------------------------------------------------
Oracle Corp.(a)                                273,200      3,606,240
---------------------------------------------------------------------
Progress Software Corp.(a)                     28,900         871,335
=====================================================================
                                                           15,192,686
=====================================================================

THRIFTS & MORTGAGE FINANCE-2.76%

Fannie Mae                                     88,000       5,139,200
---------------------------------------------------------------------
Freddie Mac(c)                                 43,800       2,857,074
---------------------------------------------------------------------
MGIC Investment Corp.                          22,500       1,467,450
---------------------------------------------------------------------
Radian Group Inc.                              41,500       1,959,630
=====================================================================
                                                           11,423,354
=====================================================================

TRUCKING-0.20%

Old Dominion Freight Line, Inc.(a)             31,600         847,828
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $331,513,712)                       404,665,434
=====================================================================
MONEY MARKET FUNDS-2.68%

Liquid Assets Portfolio-Institutional
  Class(d)                                     5,543,247    5,543,247
---------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    5,543,247    5,543,247
=====================================================================
    Total Money Market Funds (Cost
      $11,086,494)                                         11,086,494
=====================================================================
TOTAL INVESTMENTS-100.28% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $342,600,206)             415,751,928
=====================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.21%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  885,000        885,000
=====================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $885,000)                                         885,000
=====================================================================
TOTAL INVESTMENTS-100.49% (Cost $343,485,206)             416,636,928
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.49%)                      (2,023,725)
=====================================================================
NET ASSETS-100.00%                                       $414,613,203
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) A portion of this security is subject to call options written. See Note 1F and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $331,513,712)*                               $ 404,665,434
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $11,971,494)                              11,971,494
============================================================
    Total investments (cost $343,485,206)        416,636,928
============================================================
Receivables for:
  Fund shares sold                                   124,937
------------------------------------------------------------
  Dividends                                          237,269
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                71,648
------------------------------------------------------------
Other assets                                          28,073
============================================================
    Total assets                                 417,098,855
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           1,070,309
------------------------------------------------------------
  Options written, at market value (premiums
    received $55,645)                                 41,853
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 108,942
------------------------------------------------------------
  Collateral upon return of securities loaned        885,000
------------------------------------------------------------
Accrued distribution fees                            163,747
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               154
------------------------------------------------------------
Accrued transfer agent fees                          116,302
------------------------------------------------------------
Accrued operating expenses                            99,345
============================================================
    Total liabilities                              2,485,652
============================================================
Net assets applicable to shares outstanding    $ 414,613,203
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 479,653,452
------------------------------------------------------------
Undistributed net investment income (loss)        (1,336,161)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (136,869,602)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                 73,165,514
============================================================
                                               $ 414,613,203
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 269,208,745
____________________________________________________________
============================================================
Class B                                        $ 119,914,564
____________________________________________________________
============================================================
Class C                                        $  25,489,894
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           15,342,612
____________________________________________________________
============================================================
Class B                                            7,674,629
____________________________________________________________
============================================================
Class C                                            1,633,951
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       17.55
____________________________________________________________
============================================================
  Offering price per share:
    (Net asset value of $17.55 divided by
      94.50%)                                  $       18.57
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       15.62
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       15.60
____________________________________________________________
============================================================

* At June 30, 2005, securities with an aggregate market value of $872,870 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $9,900)          $  2,063,815
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $21,432, after compensation
  to counterparties of $89,083)                                    204,837
==========================================================================
    Total investment income                                      2,268,652
==========================================================================

EXPENSES:

Advisory fees                                                    1,470,251
--------------------------------------------------------------------------
Administrative services fees                                        59,233
--------------------------------------------------------------------------
Custodian fees                                                      19,545
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          340,298
--------------------------------------------------------------------------
  Class B                                                          650,490
--------------------------------------------------------------------------
  Class C                                                          132,447
--------------------------------------------------------------------------
Transfer agent fees                                                687,922
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           12,712
--------------------------------------------------------------------------
Other                                                              128,783
==========================================================================
    Total expenses                                               3,501,681
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (11,679)
==========================================================================
    Net expenses                                                 3,490,002
==========================================================================
Net investment income (loss)                                    (1,221,350)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $703,537)                                  35,504,816
--------------------------------------------------------------------------
  Option contracts written                                         146,674
==========================================================================
                                                                35,651,490
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (38,785,564)
--------------------------------------------------------------------------
  Option contracts written                                          22,017
==========================================================================
                                                               (38,763,547)
==========================================================================
Net gain (loss) from investment securities and option
  contracts                                                     (3,112,057)
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (4,333,407)
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,221,350)   $  (3,436,088)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                   35,651,490       44,009,278
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 (38,763,547)      19,628,835
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (4,333,407)      60,202,025
===========================================================================================
Share transactions-net:
  Class A                                                      (21,449,214)     (33,113,988)
-------------------------------------------------------------------------------------------
  Class B                                                      (26,454,024)     (69,580,725)
-------------------------------------------------------------------------------------------
  Class C                                                       (3,840,331)      (7,526,304)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (51,743,569)    (110,221,017)
===========================================================================================
    Net increase (decrease) in net assets                      (56,076,976)     (50,018,992)
===========================================================================================

NET ASSETS:

  Beginning of period                                          470,690,179      520,709,171
===========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,336,161) and $(114,811),
    respectively)                                             $414,613,203    $ 470,690,179
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $150 million                                              0.80%
----------------------------------------------------------------------
Over $150 million                                               0.625%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $4,611.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,060.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $59,233.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $687,922.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B and Class C shares paid $340,298, $650,490 and $132,447, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $19,746 in front-end sales commissions from the sale of Class A shares and $72, $22,340 and $1,538 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                   MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                 12/31/04        AT COST       FROM SALES     (DEPRECIATION)      06/30/05       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $ 7,878,327     $25,597,030    $(27,932,110)       $  --         $ 5,543,247     $ 90,973       $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class              7,878,327      25,597,030    (27,932,110)           --           5,543,247       92,432          --
===========================================================================================================================
  Subtotal         $15,756,654     $51,194,060    $(55,864,220)       $  --         $11,086,494     $183,405       $  --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                   MARKET VALUE     PURCHASES       PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                 12/31/04        AT COST       FROM SALES     (DEPRECIATION)      06/30/05      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            $10,195,750     $22,693,485    $(32,004,235)       $  --         $   885,000     $ 21,432       $  --
===========================================================================================================================
  Total            $25,952,404     $73,887,545    $(87,868,455)       $  --         $11,971,494     $204,837       $  --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $2,040,094 and sales of $2,796,699, which resulted in net realized gains of $703,537.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,008.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,824 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $872,870 were on loan to brokers. The loans were secured by cash collateral of $885,000 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $21,432 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                               694      $  61,920
------------------------------------------------------------------------------------
Written                                                         4,190        240,131
------------------------------------------------------------------------------------
Closed                                                           (370)       (27,589)
------------------------------------------------------------------------------------
Exercised                                                      (1,140)       (89,752)
------------------------------------------------------------------------------------
Expired                                                        (2,320)      (129,065)
====================================================================================
End of period                                                   1,054      $  55,645
____________________________________________________________________________________
====================================================================================

                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                     MARKET       UNREALIZED
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS     VALUE       APPRECIATION
                                                      MONTH      PRICE     CONTRACTS    RECEIVED    06/30/05    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                       Aug-05     $60.0         390      $20,669     $14,625        $ 6,044
------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                        Jul-05      60.0          80        2,640       2,800           (160)
------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                        Aug-05      65.0          70        5,809       2,625          3,184
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                           Jul-05      70.0          60        2,880         450          2,430
------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)                     Jul-05      65.0          47        1,316         823            493
------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                           Jul-05      50.0          92        3,496       2,760            736
------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                            Jul-05      80.0          60        4,080       2,700          1,380
------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                               Jul-05      55.0          82        4,756       1,640          3,116
------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                   Jul-05      80.0          60        4,980      10,350         (5,370)
------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                   Jul-05      85.0          60        1,680       2,550           (870)
------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                   Jul-05      90.0          53        3,339         530          2,809
==============================================================================================================================
Total outstanding options written                                            1,054      $55,645     $41,853        $13,792
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $  3,258,555
-----------------------------------------------------------------------------
December 31, 2010                                                120,187,758
-----------------------------------------------------------------------------
December 31, 2011                                                 46,792,314
=============================================================================
Total capital loss carryforward                                 $170,238,627
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $141,371,120 and $189,041,502, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 83,411,195
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (12,211,269)
==============================================================================
Net unrealized appreciation of investment securities             $ 71,199,926
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $345,437,002.

NOTE 12--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(A)
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005                DECEMBER 31, 2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        434,697    $  7,460,440     1,604,107    $  25,910,160
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        316,855       4,877,339       824,169       11,973,132
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        128,638       1,982,592       400,935        5,803,543
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        671,707      11,522,376     2,267,898       36,759,445
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (752,962)    (11,522,376)   (2,527,551)     (36,759,445)
=======================================================================================================================
Reacquired:
  Class A                                                     (2,346,321)    (40,432,030)   (5,935,445)     (95,783,593)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,289,910)    (19,808,987)   (3,094,338)     (44,794,412)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (380,950)     (5,822,923)     (924,673)     (13,329,847)
=======================================================================================================================
                                                              (3,218,246)   $(51,743,569)   (7,384,898)   $(110,221,017)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                        ---------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                         JUNE 30,        ----------------------------------------------------------------------
                                           2005            2004             2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  17.65        $  15.50         $  11.97       $  17.00       $  22.88       $  26.23
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.03)          (0.06)(a)(b)     (0.09)(a)      (0.06)(a)      (0.08)(a)      (0.01)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          (0.07)           2.21             3.62          (4.97)         (5.79)         (0.44)
===============================================================================================================================
    Total from investment operations        (0.10)           2.15             3.53          (5.03)         (5.87)         (0.45)
===============================================================================================================================
Less distributions from net realized
  gains                                        --              --               --             --          (0.01)         (2.90)
===============================================================================================================================
Net asset value, end of period           $  17.55        $  17.65         $  15.50       $  11.97       $  17.00       $  22.88
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                             (0.57)%         13.87%           29.49%        (29.59)%       (25.64)%        (1.77)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $269,209        $292,681         $288,976       $250,666       $396,779       $532,042
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets                                     1.36%(d)        1.38%(e)         1.47%          1.32%          1.24%          1.07%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.30)%(d)      (0.40)%(b)       (0.65)%        (0.45)%        (0.45)%        (0.02)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                     34%             38%              69%            86%           117%            56%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $(0.08) and (0.51)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $274,494,240.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.40%.
(f)  Not annualized for periods less than one year.

                                                                                CLASS B
                                        ---------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                         JUNE 30,        ----------------------------------------------------------------------
                                           2005            2004             2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  15.78        $  13.96         $  10.86       $  15.54       $  21.07       $  24.57
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.09)          (0.17)(a)(b)     (0.17)(a)      (0.16)(a)      (0.20)(a)      (0.22)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          (0.07)           1.99             3.27          (4.52)         (5.32)         (0.38)
===============================================================================================================================
    Total from investment operations        (0.16)           1.82             3.10          (4.68)         (5.52)         (0.60)
===============================================================================================================================
Less distributions from net realized
  gains                                        --              --               --             --          (0.01)         (2.90)
===============================================================================================================================
Net asset value, end of period           $  15.62        $  15.78         $  13.96       $  10.86       $  15.54       $  21.07
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                             (1.01)%         13.04%           28.55%        (30.12)%       (26.19)%        (2.50)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $119,915        $148,300         $198,148       $214,709       $432,002       $661,445
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets                                     2.11%(d)        2.13%(e)         2.22%          2.07%          2.00%          1.84%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.05)%(d)      (1.15)%(b)       (1.40)%        (1.20)%        (1.21)%        (0.80)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                     34%             38%              69%            86%           117%            56%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $131,176,150.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.15%.
(f)  Not annualized for periods less than one year.

                                                                             CLASS C
                                        ----------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                               YEAR ENDED DECEMBER 31,
                                         JUNE 30,        -----------------------------------------------------------------
                                           2005           2004            2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 15.75         $ 13.94         $ 10.84       $ 15.52       $ 21.05       $ 24.55
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             (0.09)          (0.17)(a)(b)    (0.17)(a)     (0.16)(a)     (0.20)(a)     (0.22)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         (0.06)           1.98            3.27         (4.52)        (5.32)        (0.38)
==========================================================================================================================
    Total from investment operations       (0.15)           1.81            3.10         (4.68)        (5.52)        (0.60)
==========================================================================================================================
Less distributions from net realized
  gains                                       --              --              --            --         (0.01)        (2.90)
==========================================================================================================================
Net asset value, end of period           $ 15.60         $ 15.75         $ 13.94       $ 10.84       $ 15.52       $ 21.05
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                            (0.95)%         12.98%          28.60%       (30.15)%      (26.21)%       (2.50)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $25,490         $29,710         $33,585       $32,558       $59,112       $71,989
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net
  assets                                    2.11%(d)        2.13%(e)        2.22%         2.07%         2.00%         1.84%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                    (1.05)%(d)      (1.15)%(b)      (1.40)%       (1.20)%       (1.21)%       (0.80)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                    34%             38%             69%           86%          117%           56%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $26,708,973.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.15%.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to

Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND

Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                                                                COUNSEL TO THE FUND
Prema Mathai-Davis                Robert G. Alley                               Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
Lewis F. Pennock                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
Ruth H. Quigley                   J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
Larry Soll                                                                      Kramer, Levin, Naftalis & Frankel LLP
                                  Karen Dunn Kelley                             1177 Avenue of the Americas
Mark H. Williamson                Vice President                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Value Fund                        AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                          AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Capital Development Fund                AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                            AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                      AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund               AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund(1)                        AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund              AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                   AIM International Small Company Fund(6)      Premier Portfolio
AIM Mid Cap Basic Value Fund                AIM Trimark Fund                             Premier U.S. Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                 SECTOR EQUITY                    TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                   AIM Advantage Health Sciences Fund(1)        AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                  AIM Energy Fund(1)                           AIM Municipal Bond Fund
AIM Premier Equity Fund                     AIM Financial Services Fund(1)               AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                   AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                      AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)                AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)                AIM Leisure Fund(1)                                   AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)            AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                   AIM Real Estate Fund(7)                      AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund            AIM Technology Fund(1)                       AIM Growth Allocation Fund(9)
AIM Weingarten Fund                         AIM Utilities Fund(1)                        AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund
*Domestic equity and income fund
                                            ====================================================================================
                                            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                            THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
                                            ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                            ====================================================================================



(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                 SEQ-SAR-1             A I M Distributors,Inc.


                        YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                --Registered Trademark--
                               Plans    Accounts
--------------------------------------------------------------------------

                                                       AIM SMALL CAP EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM SMALL CAP EQUITY FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          o The Fund's return during certain            OTHER INFORMATION
                                             periods was positively impacted by its
o Class B shares are not available as an     investments in initial public offerings       o Industry classifications used in this
investment for retirement plans              (IPOs). There can be no assurance that        report are generally according to the
maintained pursuant to Section 401 of        the Fund will have favorable IPO              Global Industry Classification Standard,
the Internal Revenue Code, including         investment opportunities in the future.       which was developed by and is the
401(k) plans, money purchase pension         Moreover, the prices of IPO securities        exclusive property and a service mark of
plans and profit sharing plans. Plans        may go up and down more than prices of        Morgan Stanley Capital International
that have existing accounts invested in      equity securities of companies with           Inc. and Standard & Poor's.
Class B shares will continue to be           longer trading histories. In addition,
allowed to make additional purchases.        companies offering securities in IPOs         o The returns shown in the management's
                                             may have less experienced management or       discussion of Fund performance are based
o Class R shares are available only to       limited operating histories. For              on net asset values calculated for
certain retirement plans. Please see the     additional information regarding the          shareholder transactions. Generally
prospectus for more information.             Fund's performance, please see the            accepted accounting principles require
                                             Fund's prospectus.                            adjustments to be made to the net assets
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                   of the Fund at period end for financial
                                             ABOUT INDEXES USED IN THIS REPORT             reporting purposes, and as such, the net
o Investing in small and mid-size                                                          asset values for shareholder
companies involves risks not associated      o The unmanaged Standard & Poor's             transactions and the returns based on
with investing in more established           Composite Index of 500 Stocks (the S&P        those net asset values may differ from
companies, including business risk,          500--Registered Trademark-- INDEX) is an      the net asset values and returns
significant stock price fluctuations and     index of common stocks frequently used        reported in the Financial Highlights.
illiquidity.                                 as a general measure of U.S. stock
                                             market performance.                           The Fund provides a complete list of its
o The Fund may invest a portion of its                                                     holdings four times in each fiscal year,
assets in synthetic instruments, such as     o The unmanaged RUSSELL 2000--Registered      at the quarter-ends. For the second and
warrants, futures, options, exchange         Trademark-- INDEX represents the              fourth quarters, the lists appear in the
traded funds and American Depositary         performance of the stocks of                  Fund's semi-annual and annual reports to
Receipts, the value of which may not         small-capitalization companies.               shareholders. For the first and third
correlate perfectly with the overall                                                       quarters, the Fund files the lists with
securities market. Risks associated with     o The unmanaged LIPPER SMALL-CAP CORE         the Securities and Exchange Commission
synthetic instruments may include            FUND INDEX represents an average of the       (SEC) on Form N-Q. The most recent list
counter party risk and sensitivity to        performance of the 30 largest                 of portfolio holdings is available at
interest rate changes and market price       small-capitalization core equity funds        AIMinvestments.com. From our home page,
fluctuations. See the prospectus for         tracked by Lipper, Inc., an independent       click on Products & Performance, then
more details.                                mutual fund performance monitor.              Mutual Funds, then Fund Overview. Select
                                                                                           your Fund from the drop-down menu and
o The Fund may invest up to 25% of its       o A direct investment cannot be made in       click on Complete Quarterly Holdings.
assets in the securities of non-U.S.         an index. Unless otherwise indicated,         Shareholders can also look up the Fund's
issuers. International investing             index results include reinvested              Forms N-Q on the SEC's Web site at
presents certain risks not associated        dividends, and they do not reflect sales      sec.gov. And copies of the Fund's Forms
with investing solely in the United          charges. Performance of an index of           N-Q may be reviewed and copied at the
States. These include risks relating to      funds reflects fund expenses;                 SEC's Public Reference Room at 450 Fifth
fluctuations in the value of the U.S.        performance of a market index does not.       Street, N.W., Washington, D.C.
dollar relative to the values of other                                                     20549-0102. You can obtain information
currencies, the custody arrangements         o The Fund is not managed to track the        on the operation of the Public Reference
made for the Fund's foreign holdings,        performance of any particular index,          Room, including information about
differences in accounting, political         including the indexes defined here, and       duplicating fee charges, by calling
risks and the lesser degree of public        consequently, the performance of the          1-202-942-8090 or 1-800-732-0330, or by
information required to be provided by       Fund may deviate significantly from the       electronic request at the following
non-U.S. companies.                          performance of the indexes.                   e-mail address: publicinfo@sec.gov. The
                                                                                           SEC file numbers for the Fund are
================================================================================           811-1540 and 2-27334.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  Continued on Page 4
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         ========================================

================================================================================           FUND NASDAQ SYMBOLS
                                                                                           Class A Shares                 SMEAX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      Class B Shares                 SMEBX
                                                                                           Class C Shares                 SMECX
AIMINVESTMENTS.COM                                                                         Class R Shares                 SMERX

                                                                                           ========================================

AIM SMALL CAP EQUITY FUND


                     DEAR FELLOW AIM SHAREHOLDER:

                     We would like to call your attention to two new elements in this report on your
  [GRAHAM PHOTO]     Fund. First, on page 2, is a letter from Bruce Crockett, the independent Chair of the Board of Trustees of the AIM Funds. We first introduced you to Mr.
                     Crockett in the annual report on your Fund dated December 31 of last year. Mr.
                     Crockett has been on our Funds' Board since 1992; he assumed his
 ROBERT H. GRAHAM    responsibilities as Chair last October.

                        Mr. Crockett has expressed an interest in keeping shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.
[WILLIAMSON PHOTO]
                        One of the most important decisions the Board makes each year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new
MARK H. WILLIAMSON   element in the report, and we encourage you to read it. It appears on pages 7 and 8.

                        Of course, this report also includes your Fund managers' discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                        Further information about the markets, your Fund, and investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to help you meet your investment goals. We thank you for your continued participation in AIM
                     Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                     Sincerely,

                     /s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

                     Robert H. Graham                        Mark H. Williamson
                     President & Vice Chair, AIM Funds       Chairman & President, A I M Advisors, Inc.

                     August 10, 2005

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                     Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SMALL CAP EQUITY FUND

                     DEAR FELLOW SHAREHOLDERS:

                     As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to
  [CROCKETT          report on the work being done by your Board.
    PHOTO]
                        At our most recent meeting in June 2005, your Board approved voluntary fee reductions from A I M Advisors, Inc. (AIM) that save shareholders approximately
                     $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to
                     "Products & Performance" and click on "Investment Advisory Agreement
                     Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 7 and 8. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our
                     Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the performance of every
                     AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision.
                     Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at
                     AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston,
                     TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                     Sincerely,


                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds

                     August 10, 2005

AIM SMALL CAP EQUITY FUND

MANAGEMENT'S DISCUSSION                                                                    volume characteristics and trend
OF FUND PERFORMANCE                                                                        analysis to make sure there are no signs
                                                                                           of stock deterioration. This also serves
=====================================================================================      as a risk management measure that helps
                                                                                           us confirm our high conviction
PERFORMANCE SUMMARY                          ========================================      candidates.

Despite a market rally at the close of       FUND VS. INDEXES                                 We consider selling or trimming a
the reporting period, stock indexes          Total returns, 12/31/04-6/30/05,              stock when:
generally posted lackluster returns for      excluding applicable sales charges. If
the half year, amid investor concerns        sales charges were included, returns          o the company's fundamental business
about higher oil prices and rising           would be lower.                               prospects deteriorate
interest rates. These trends also muted
the Fund's performance.                      Class A Shares                    -0.63%      o a stock hits our target price for it
                                             Class B Shares                    -0.89
   The Fund performed in line with the       Class C Shares                    -0.97       o the company's technical profile
S&P 500 Index but underperformed its         Class R Shares                    -0.63       deteriorates
Lipper peer group. The Fund's holdings       Standard & Poor's Composite Index
in consumer discretionary and health         of 500 Stocks (S&P 500 Index)                 MARKET CONDITIONS AND YOUR FUND
care helped it fare better than the          (Broad Market Index)              -0.81
Russell 2000 Index.                          Russell 2000 Index                            The S&P 500 Index declined at the
                                             (Style-specific Index)            -1.25       beginning of the reporting period amid
                                             Lipper Small-Cap Core Fund Index              concerns about increasing oil prices
                                             (Peer Group Index)                -0.16       and rising interest rates. The Federal
                                                                                           Reserve (the Fed) continued raising
                                             SOURCE: LIPPER, INC.                          interest rates to slow economic growth
                                                                                           and curb potential inflation. The
                                             ========================================      market generally rebounded in the last
                                                                                           two months of the period as oil prices
=====================================================================================      fell in May--before rising again in
                                                                                           June--and many companies in the S&P 500
HOW WE INVEST                                   We select stocks based on analysis of      Index reported strong earnings.
                                             individual companies. Our three-step
We focus on small-cap companies with         selection process includes:                      Value stocks generally outperformed
visible and long-term growth                                                               growth stocks over the period. In this
opportunities, as demonstrated by            1. Fundamental analysis: building             environment, the Fund's focus on
consistent and accelerating earnings         financial models and conducting in-depth      attractively priced stocks of companies
growth.                                      interviews with company management.           with solid earnings records provided
                                                                                           some downside protection for the Fund.
   We align the Fund with the Russell        2. Valuation analysis: identifying
2000 Index, the benchmark we believe         attractively valued stocks given their           Over the reporting period, we
represents the small-cap-core asset          growth potential over a one- to two-year      positioned the portfolio more
class. We seek to control risk by            horizon.                                      defensively, trimming our holdings in
keeping the Fund's sector weightings in                                                    more cyclical sectors such as
line with the benchmark and by staying       3. Technical analysis: identifying the        information technology and materials
fully diversified in all those sectors.      "timeliness" of a stock purchase. We          while increasing our weightings in more
                                             review trading                                defensive

                                                                                                                        (continued)

========================================     ========================================      ========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                              1. Apparel Retail                 7.1%        1. Flowers Foods, Inc.             1.4%
               [PIE CHART]                    2. Regional Banks                 6.5         2. Plains Exploration &
Information Technology             14.8%      3. Oil & Gas Exploration &                       Production Co.                  1.4
Financials                         17.5%         Production                     4.6         3. Kindred Healthcare, Inc.        1.3
Health Care                        14.9%      4. Restaurants                    4.3         4. Penn Virginia Inc.              1.3
Utilities                           2.2%      5. Real Estate                    3.6         5. Assured Guaranty Ltd. (Bermuda) 1.3
Money Market Funds Plus                                                                     6. Sybron Dental Specialties, Inc. 1.3
Other Assets Less Liabilities       1.2%     TOTAL NET ASSETS        $438.5 MILLION         7. VCA Antech, Inc.                1.3
Materials                           7.5%                                                    8. Waste Connections, Inc.         1.3
Industrials                        14.1%     TOTAL NUMBER OF HOLDINGS*          112         9. Wabtec Corp.                    1.3
Consumer Discretionary             18.4%                                                   10. Affiliated Managers Group, Inc. 1.3
Consumer Staples                    2.3%
Energy                              7.1%     ========================================      ========================================

The Fund's holdings are subject to
change, and there is no assurance that
the Fund will continue to hold any
particular security.

*Excluding money market fund holdings.
========================================

AIM SMALL CAP EQUITY FUND

sectors such as health care and energy.         The Fund's materials holdings,                         JULIET S. ELLIS, Chartered
We also increased the Fund's exposure to     including WAUSAU PAPER, also                    [ELLIS    Financial Analyst and senior
consumer discretionary stocks, which         collectively posted losses as this              PHOTO]    portfolio manager, is lead
benefited from healthy consumer              sector was affected by lackluster demand                  portfolio manager of AIM
spending, and financials stocks, where       for its products. Wausau Paper, which                     Small Cap Equity Fund.
we found attractive stock valuations.        produces paper for printing and writing       Ms. Ellis joined AIM in 2004. She
                                             and for disposable towels and tissues,        previously served as senior portfolio
   For the reporting period, consumer        reported a sharp decline in earnings for      manager of two small-cap funds for
discretionary was the best-performing        the first quarter of 2005, compared to        another company and was responsible for
sector for the Fund and MEN'S WEARHOUSE      the same period for the previous year.        the management of more than $2 billion
was the portfolio's best-performing          The company attributed the decline            in assets. Ms. Ellis began her
stock. Men's Wearhouse sells business        partially to costs associated with the        investment career in 1981 as a financial
clothing at approximately 700 stores in      reopening of a mill, acquired late in         consultant. She is a cum laude and Phi
the U.S. and Canada. The company's sales     2004, that had been idle for three            Beta Kappa graduate of Indiana
growth accelerated in 2004 as a result       years. We continued to hold the stock as      University with a B.A. in economics and
of new product introductions, improved       the company is a leader in its industry.      political science.
merchandising and the continued sale of
new suits as there was trend toward a        IN CLOSING                                                MICHAEL CHAPMAN, Chartered
less casual environment in the                                                              [CHAPMAN   Financial Analyst and
workplace. Increased sales growth caused     We remain committed to our bottom-up             PHOTO]   portfolio manager, began his
the company to raise its earnings            investment process of identifying                         investment career in 1995.
guidance for the year.                       attractively valued stocks of small-cap                   He joined AIM in 2001 and
                                             companies with visible and long-term          was promoted to his current position as
   Health care was the second-best           growth opportunities while striving to        portfolio manager of AIM Small Cap
performing sector for the Fund as demand     avoid high-risk stocks. We believe our        Equity Fund in 2002. Mr. Chapman has a
for medical products and services tends      disciplined investment strategy has the       B.S. in petroleum engineering and an
to remain constant regardless of             potential to provide shareholders with        M.A. in energy and mineral resources
economic conditions. A stock in this         reliable, long-term, risk-adjusted            from The University of Texas.
sector that enhanced performance was         performance consistent with a small-cap
KINDRED HEALTHCARE, one of the largest       core-stock fund, as part of a                 Assisted by the Small Cap Growth/Core
long-term health care providers in the       well-diversified portfolio. As always,        Team
U.S. and one of our top holdings. The        we thank you for your continuing
company, which operates more than 70         investment in AIM Small Cap Equity Fund.
long-term acute care hospitals in 24
states, reported a 95% increase in           The views and opinions expressed in           Continued from inside front cover
earnings for the quarter ended March 31,     management's discussion of Fund
2005, compared to the same period for        performance are those of A I M Advisors,      A description of the policies and
the previous year. The company also          Inc. These views and opinions are             procedures that the Fund uses to
increased its 2005 earnings estimates.       subject to change at any time based on        determine how to vote proxies relating
                                             factors such as market and economic           to portfolio securities is available
   Energy also benefited Fund                conditions. These views and opinions may      without charge, upon request, from our
performance as rising oil prices boosted     not be relied upon as investment advice       Client Services department at
stocks in this sector. PLAINS                or recommendations, or as an offer for a      800-959-4246 or on the AIM Web site,
EXPLORATION & PRODUCTION, which is           particular security. The information is       AIMinvestments.com. On the home page,
involved in on- and off-shore oil and        not a complete analysis of every aspect       scroll down and click on AIM Funds Proxy
gas exploration operations and is also       of any market, country, industry,             Policy. The information is also
one of our top holdings, contributed         security or the Fund. Statements of fact      available on the SEC Web site, sec.gov.
positively to performance as the company     are from sources considered reliable,
has been involved in acquisitions that       but A I M Advisors, Inc. makes no             Information regarding how the Fund voted
have increased its market presence.          representation or warranty as to their        proxies related to its portfolio
                                             completeness or accuracy. Although            securities during the 12 months ended
   Information technology detracted the      historical performance is no guarantee        June 30, 2005, is available at our Web
most from Fund performance as economic       of future results, these insights may         site. Go to AIMinvestments.com, access
uncertainties adversely affected stocks      help you understand our investment            the About Us tab, click on Required
in this sector. RSA SECURITY, a              management philosophy.                        Notices and then click on Proxy Voting
technology company that develops                                                           Activity. Next, select the Fund from the
security software to help organizations            See important Fund and index            drop-down menu. The information is also
protect their information, saw its stock          disclosures inside front cover.          available on the SEC Web site, sec.gov.
decline due to increased competition and
a disappointing earnings report. We sold
the stock.

AIM SMALL CAP EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

========================================

AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS                CLASS A SHARE PERFORMANCE REFLECTS THE
                                             6/3/02. RETURNS SINCE THAT DATE ARE           MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 6/30/05,including applicable sales     HISTORICAL RETURNS. ALL OTHER RETURNS         AND CLASS C SHARE PERFORMANCE REFLECTS
charges                                      ARE BLENDED RETURNS OF HISTORICAL CLASS       THE APPLICABLE CONTINGENT DEFERRED SALES
                                             R SHARE PERFORMANCE AND RESTATED CLASS A      CHARGE (CDSC) FOR THE PERIOD INVOLVED.
CLASS A SHARES                               SHARE PERFORMANCE (FOR PERIODS PRIOR TO       THE CDSC ON CLASS B SHARES DECLINES FROM
Inception (8/31/00)              4.51%       THE INCEPTION DATE OF CLASS R SHARES) AT      5% BEGINNING AT THE TIME OF PURCHASE TO
 1 Year                         -2.86        NET ASSET VALUE, ADJUSTED TO REFLECT THE      0% AT THE BEGINNING OF THE SEVENTH YEAR.
                                             HIGHER RULE 12B-1 FEES APPLICABLE TO          THE CDSC ON CLASS C SHARES IS 1% FOR THE
CLASS B SHARES                               CLASS R SHARES. CLASS A SHARES'               FIRST YEAR AFTER PURCHASE. CLASS R
Inception (8/31/00)              4.68%       INCEPTION DATE IS 8/31/00.                    SHARES DO NOT HAVE A FRONT-END SALES
 1 Year                         -2.92                                                      CHARGE; RETURNS SHOWN ARE AT NET ASSET
                                                THE PERFORMANCE DATA QUOTED REPRESENT      VALUE AND DO NOT REFLECT A 0.75% CDSC
CLASS C SHARES                               PAST PERFORMANCE AND CANNOT GUARANTEE         THAT MAY BE IMPOSED ON A TOTAL
Inception (8/31/00)              5.01%       COMPARABLE FUTURE RESULTS; CURRENT            REDEMPTION OF RETIREMENT PLAN ASSETS
 1 Year                          1.05        PERFORMANCE MAY BE LOWER OR HIGHER.           WITHIN THE FIRST YEAR.
                                             PLEASE VISIT AIMINVESTMENTS.COM FOR THE
CLASS R SHARES                               MOST RECENT MONTH-END PERFORMANCE.               THE PERFORMANCE OF THE FUND'S SHARE
Inception                        5.53%       PERFORMANCE FIGURES REFLECT REINVESTED        CLASSES WILL DIFFER DUE TO DIFFERENT
 1 Year                          2.48        DISTRIBUTIONS, CHANGES IN NET ASSET           SALES CHARGE STRUCTURES AND CLASS
                                             VALUE AND THE EFFECT OF THE MAXIMUM           EXPENSES.
========================================     SALES CHARGE UNLESS OTHERWISE STATED.
                                             INVESTMENT RETURN AND PRINCIPAL VALUE
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                             GAIN OR LOSS WHEN YOU SELL SHARES.

AIM SMALL CAP EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      to estimate the expenses that you paid           The hypothetical account values and
                                             over the period. Simply divide your           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      account value by $1,000 (for example, an      actual ending account balance or
two types of costs: (1) transaction          $8,600 account value divided by $1,000 =      expenses you paid for the period. You
costs, which may include sales charges       8.6), then multiply the result by the         may use this information to compare the
(loads) on purchase payments; contingent     number in the table under the heading         ongoing costs of investing in the Fund
deferred sales charges on redemptions;       entitled "Actual Expenses Paid During         and other funds. To do so, compare this
and redemption fees, if any; and (2)         Period" to estimate the expenses you          5% hypothetical example with the 5%
ongoing costs, including management          paid on your account during this period.      hypothetical examples that appear in the
fees; distribution and/or service fees                                                     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                              Please note that the expenses shown
understand your ongoing costs (in                                                          in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                 ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account        any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based        charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and        contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's      any. Therefore, the hypothetical
January 1, 2005, through June 30, 2005.      actual return. The Fund's actual              information is useful in comparing
                                             cumulative total returns at net asset         ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months       you determine the relative total costs
                                             ended June 30, 2005, appear in the table      of owning different funds. In addition,
The table below provides information         "Fund vs. Indexes" on page 3.                 if these transactional costs were
about actual account values and actual                                                     included, your costs would have been
expenses. You may use the information in                                                   higher.
this table, together with the amount you
invested,

====================================================================================================================================

                                                    ACTUAL                                      HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

              BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES              ENDING ACCOUNT              EXPENSES
 SHARE             VALUE                 VALUE               PAID DURING                VALUE                  PAID DURING
 CLASS            (1/1/05)            (6/30/05)(1)           PERIOD(2,3)              (6/30/05)                PERIOD(2,4)
    A           $1,000.00               $993.70                $ 7.61                 $1,017.16                  $ 7.70
    B            1,000.00                991.10                 10.81                  1,013.93                   10.94
    C            1,000.00                990.30                 10.81                  1,013.93                   10.94
    R            1,000.00                993.70                  8.35                  1,016.41                    8.45

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio (1.54%, 2.19%, 2.19% and 1.69% for Class A, B, C and R shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12b-1 plan fees for Class A shares to
    0.25%. The annualized expense ratio restated as if the agreement had been in effect throughout the entire most recent fiscal half year is 1.44% for the Class A shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $7.12 for Class A shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $7.20 the Class A shares.

====================================================================================================================================

                                       [ARROW
                                       BUTTON         For More Information Visit
                                       IMAGE]         AIMinvestments.com

AIM SMALL CAP EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Funds Group     o The quality of services to be provided      o Fees relative to those of clients of
(the "Board") oversees the management of     by AIM. The Board reviewed the                AIM with comparable investment
AIM Small Cap Equity Fund (the "Fund")       credentials and experience of the             strategies. The Board reviewed the
and, as required by law, determines          officers and employees of AIM who will        advisory fee rate for the Fund under the
annually whether to approve the              provide investment advisory services to       Advisory Agreement. The Board noted that
continuance of the Fund's advisory           the Fund. In reviewing the                    this rate was the same as the advisory
agreement with A I M Advisors, Inc.          qualifications of AIM to provide              fee rates for a variable insurance fund
("AIM"). Based upon the recommendation       investment advisory services, the Board       advised by AIM and offered to insurance
of the Investments Committee of the          reviewed the qualifications of AIM's          company separate accounts with
Board, which is comprised solely of          investment personnel and considered such      investment strategies comparable to
independent trustees, at a meeting held      issues as AIM's portfolio and product         those of the Fund. The Board noted that
on June 30, 2005, the Board, including       review process, various back office           AIM has agreed to waive advisory fees of
all of the independent trustees,             support functions provided by AIM and         the Fund, as discussed below. Based on
approved the continuance of the advisory     AIM's equity and fixed income trading         this review, the Board concluded that
agreement (the "Advisory Agreement")         operations. Based on the review of these      the advisory fee rate for the Fund under
between the Fund and AIM for another         and other factors, the Board concluded        the Advisory Agreement was fair and
year, effective July 1, 2005.                that the quality of services to be            reasonable.
                                             provided by AIM was appropriate and that
   The Board considered the factors          AIM currently is providing satisfactory       o Fees relative to those of comparable
discussed below in evaluating the            services in accordance with the terms of      funds with other advisors. The Board
fairness and reasonableness of the           the Advisory Agreement.                       reviewed the advisory fee rate for the
Advisory Agreement at the meeting on                                                       Fund under the Advisory Agreement. The
June 30, 2005 and as part of the Board's     o The performance of the Fund relative        Board compared effective contractual
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed       advisory fee rates at a common asset
deliberations, the Board and the             the performance of the Fund during the        level and noted that the Fund's rate was
independent trustees did not identify        past one and three calendar years             below the median rate of the funds
any particular factor that was               against the performance of funds advised      advised by other advisors with
controlling, and each trustee attributed     by other advisors with investment             investment strategies comparable to
different weights to the various             strategies comparable to those of the         those of the Fund that the Board
factors.                                     Fund. The Board noted that the Fund's         reviewed. The Board noted that AIM has
                                             performance in such periods was below         agreed to waive advisory fees of the
   One of the responsibilities of the        the median performance of such                Fund, as discussed below. Based on this
Senior Officer of the Fund, who is           comparable funds. The Board noted that        review, the Board concluded that the
independent of AIM and AIM's affiliates,     AIM has recently made changes to the          advisory fee rate for the Fund under the
is to manage the process by which the        Fund's portfolio management team, which       Advisory Agreement was fair and
Fund's proposed management fees are          appear to be producing encouraging early      reasonable.
negotiated to ensure that they are           results but need more time to be
negotiated in a manner which is at arm's     evaluated before a conclusion can be          o Expense limitations and fee waivers.
length and reasonable. To that end, the      made that the changes have addressed the      The Board noted that AIM has
Senior Officer must either supervise a       Fund's under-performance. Based on this       contractually agreed to waive advisory
competitive bidding process or prepare       review, the Board concluded that no           fees of the Fund through December 31,
an independent written evaluation. The       changes should be made to the Fund and        2009 to the extent necessary so that the
Senior Officer has recommended an            that it was not necessary to change the       advisory fees payable by the Fund do not
independent written evaluation in lieu       Fund's portfolio management team at this      exceed a specified maximum advisory fee
of a competitive bidding process and,        time.                                         rate, which maximum rate includes
upon the direction of the Board, has                                                       breakpoints and is based on net asset
prepared such an independent written         o The performance of the Fund relative        levels. The Board considered the
evaluation. Such written evaluation also     to indices. The Board reviewed the            contractual nature of this fee waiver
considered certain of the factors            performance of the Fund during the past       and noted that it remains in effect
discussed below. In addition, as             one and three calendar years against the      until December 31, 2009. The Board
discussed below, the Senior Officer made     performance of the Lipper Small-Cap Core      considered the effect this fee waiver
certain recommendations to the Board in      Index. The Board noted that the Fund's        would have on the Fund's estimated
connection with such written evaluation.     performance in such periods was below         expenses and concluded that the levels
                                             the performance of such Index. The Board      of fee waivers/expense limitations for
   The discussion below serves as a          noted that AIM has recently made changes      the Fund were fair and reasonable.
summary of the Senior Officer's              to the Fund's portfolio management team,
independent written evaluation and           which appear to be producing encouraging      o Breakpoints and economies of scale.
recommendations to the Board in              early results but need more time to be        The Board reviewed the structure of the
connection therewith, as well as a           evaluated before a conclusion can be          Fund's advisory fee under the Advisory
discussion of the material factors and       made that the changes have addressed the      Agreement, noting that it does not
the conclusions with respect thereto         Fund's underperformance. Based on this        include any breakpoints. The Board
that formed the basis for the Board's        review, the Board concluded that no           considered whether it would be
approval of the Advisory Agreement.          changes should be made to the Fund and        appropriate to add advisory fee
After consideration of all of the            that it was not necessary to change the       breakpoints for the Fund or whether, due
factors below and based on its informed      Fund's portfolio management team at this      to the nature of the Fund and the
business judgment, the Board deter-          time.                                         advisory fee structures of comparable
mined that the Advisory Agreement is in                                                    funds, it was reasonable to structure
the best interests of the Fund and its       o Meeting with the Fund's portfolio           the advisory fee without breakpoints.
shareholders and that the compensation       managers and investment personnel. With       Based on this review, the Board
to AIM under the Advisory Agreement is       respect to the Fund, the Board is             concluded that it was not necessary to
fair and reasonable and would have been      meeting periodically with such Fund's         add advisory fee breakpoints to the
obtained through arm's length                portfolio managers and/or other               Fund's advisory fee schedule. The Board
negotiations.                                investment personnel and believes that        reviewed the level of the Fund's
                                             such individuals are competent and able       advisory fees, and noted that such fees,
o The nature and extent of the advisory      to continue to carry out their                as a percentage of the Fund's net
services to be provided by AIM. The          responsibilities under the Advisory           assets, would remain constant under the
Board reviewed the services to be            Agreement.                                    Advisory Agreement because the Advisory
provided by AIM under the Advisory                                                         Agreement does not include any
Agreement. Based on such review, the         o Overall performance of AIM. The Board       breakpoints. The Board noted that AIM
Board concluded that the range of            considered the overall performance of         has contractually agreed to waive
services to be provided by AIM under the     AIM in providing investment advisory and      advisory fees of the Fund through
Advisory Agreement was appropriate and       portfolio administrative services to the      December 31, 2009 to the extent
that AIM currently is providing services     Fund and concluded that such performance      necessary so that the advisory fees
in accordance with the terms of the          was satisfactory.                             payable by the Fund do not exceed a
Advisory Agreement.                                                                        specified maximum advisory fee rate,
                                                                                           which maximum rate includes breakpoints
                                                                                           and is based on net asset levels. The
                                                                                           Board concluded that the Fund's fee
                                                                                           levels under the Advisory Agreement
                                                                                           therefore would not reflect economies of
                                                                                           scale, although the advisory fee waiver
                                                                                           reflects economies of scale.


                                                                                                                        (continued)

AIM SMALL CAP EQUITY FUND

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by the Fund and/or other funds advised
pursuant to the terms of an SEC              by AIM are used to pay for research and
exemptive order. The Board found that        execution services. This research is
the Fund may realize certain benefits        used by AIM in making investment
upon investing cash balances in AIM          decisions for the Fund. The Board
advised money market funds, including a      concluded that such arrangements were
higher net return, increased liquidity,      appropriate.
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the
lending program in the money market          current relationship, in part, because
funds according to the procedures is in      of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the
and its respective shareholders.             non-investment advisory services
                                             currently performed by AIM and its
o Independent written evaluation and         affiliates, such as administrative,
recommendations of the Fund's Senior         transfer agency and distribution
Officer. The Board noted that, upon          services, and the fees received by AIM
their direction, the independent Senior      and its affiliates for performing such
Officer of the Fund had prepared an          services. In addition to reviewing such
independent written evaluation in order      services, the trustees also considered
to assist the Board in determining the       the organizational structure employed by
reasonableness of the proposed               AIM and its affiliates to provide those
management fees of the AIM Funds,            services. Based on the review of these
including the Fund. The Board noted that     and other factors, the Board concluded
the Senior Officer's written evaluation      that AIM and its affiliates were
had been relied upon by the Board in         qualified to continue to provide
this regard in lieu of a competitive         non-investment advisory services to the
bidding process. In determining whether      Fund, including administrative, transfer
to continue the Advisory Agreement for       agency and distribution services, and
the Fund, the Board considered the           that AIM and its affiliates currently
Senior Officer's written evaluation and      are providing satisfactory
the recommendation made by the Senior        non-investment advisory services.
Officer to the Board that the Board
consider implementing a process to           o Other factors and current trends. In
assist them in more closely monitoring       determining whether to continue the
the performance of the AIM Funds. The        Advisory Agreement for the Fund, the
Board concluded that it would be             Board considered the fact that AIM,
advisable to implement such a process as     along with others in the mutual fund
soon as reasonably practicable.              industry, is subject to regulatory
                                             inquiries and litigation related to a
o Profitability of AIM and its               wide range of issues. The Board also
affiliates. The Board reviewed               considered the governance and compliance
information concerning the profitability     reforms being undertaken by AIM and its
of AIM's (and its affiliates')               affiliates, including maintaining an
investment advisory and other activities     internal controls committee and
and its financial condition. The Board       retaining an independent compliance
considered the overall profitability of      consultant, and the fact that AIM has
AIM, as well as the profitability of AIM     undertaken to cause the Fund to operate
in connection with managing the Fund.        in accordance with certain governance
The Board noted that AIM's operations        policies and practices. The Board
remain profitable, although increased        concluded that these actions indicated a
expenses in recent years have reduced        good faith effort on the part of AIM to
AIM's profitability. Based on the review     adhere to the highest ethical standards,
of the profitability of AIM's and its        and determined that the current
affiliates' investment advisory and          regulatory and litigation environment to
other activities and its financial           which AIM is subject should not prevent
condition, the Board concluded that the      the Board from continuing the Advisory
compensation to be paid by the Fund to       Agreement for the Fund.
AIM under its Advisory Agreement was not
excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/05


AIM SMALL CAP EQUITY FUND


INSTITUTIONAL CLASS SHARES                   =====================================           PLEASE NOTE THAT PAST PERFORMANCE
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
prepared to provide Institutional            For periods ended 6/30/05                    MORE RECENT RETURNS MAY BE MORE OR
Class shareholders with a performance                                                     LESS THAN THOSE SHOWN. ALL RETURNS
overview specific to their holdings.         Inception                       5.81%        ASSUME REINVESTMENT OF DISTRIBUTIONS
Institutional Class shares are               1 Year                          3.12         AT NET ASSET VALUE. INVESTMENT RETURN
offered exclusively to institutional         6 Months*                      -0.31         AND PRINCIPAL VALUE WILL FLUCTUATE SO
investors, including defined                                                              YOUR SHARES, WHEN REDEEMED, MAY BE
contribution plans that meet certain         *Cumulative total return that has not        WORTH MORE OR LESS THAN THEIR
criteria.                                    been annualized                              ORIGINAL COST. SEE FULL REPORT FOR
                                             =====================================        INFORMATION ON COMPARATIVE
                                                                                          BENCHMARKS. PLEASE CONSULT YOUR FUND
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        PROSPECTUS FOR MORE INFORMATION. FOR
                                             DATE IS APRIL 29, 2005. RETURNS SINCE        THE MOST CURRENT MONTH-END
                                             THAT DATE ARE HISTORICAL RETURNS. ALL        PERFORMANCE, PLEASE CALL 800-451-4246
                                             OTHER RETURNS ARE BLENDED RETURNS OF         OR VISIT AIMinvestments.com.
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A
                                             SHARE PERFORMANCE (FOR PERIODS PRIOR
                                             TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET
                                             ASSET VALUE AND REFLECT THE HIGHER
                                             RULE 12b-1 FEES APPLICABLE TO CLASS A
                                             SHARES. THE INCEPTION DATE OF CLASS A
                                             SHARES IS AUGUST 31, 2000.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE
=====================================        IS AT NAV. INSTITUTIONAL CLASS SHARES
FUND NASDAQ SYMBOL                           WOULD HAVE HAD DIFFERENT RETURNS DUE
                                             TO DIFFERENCES IN THE EXPENSE
AIM Small Cap Equity Fund       SMEIX        STRUCTURE OF THE INSTITUTIONAL CLASS.
=====================================






                                   Over for information on your Fund's expenses.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com       SCE-INS-2              YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                 --Registered Trademark--                 --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      divide your account value by $1,000             The hypothetical account values
                                             (for example, an $8,600 account value        and expenses may not be used to
As a shareholder of the Fund, you            divided by $1,000 = 8.6), then               estimate the actual ending account
incur ongoing costs, including               multiply the result by the number in         balance or expenses you paid for the
management fees and other Fund               the table under the heading entitled         period. You may use this information
expenses. This example is intended to        "Actual Expenses Paid During Period"         to compare the ongoing costs of
help you understand your ongoing             to estimate the expenses you paid on         investing in the Fund and other
costs (in dollars) of investing in           your account during this period.             funds. To do so, compare this 5%
the Fund and to compare these costs                                                       hypothetical example with the 5%
with ongoing costs of investing in           HYPOTHETICAL EXAMPLE FOR COMPARISON          hypothetical examples that appear in
other mutual funds. The example is           PURPOSES                                     the shareholder reports of the other
based on an investment of $1,000                                                          funds.
invested at the beginning of the             The table below also provides
period and held for the entire period        information about hypothetical                  Please note that the expenses
January 1, 2005, through June 30,            account values and hypothetical              shown in the table are meant to
2005.                                        expenses based on the Fund's actual          highlight your ongoing costs only.
                                             expense ratio and an assumed rate of         Therefore, the hypothetical
ACTUAL EXPENSES                              return of 5% per year before                 information is useful in comparing
                                             expenses, which is not the Fund's            ongoing costs only, and will not help
The table below provides information         actual return. The Fund's actual             you determine the relative total
about actual account values and              cumulative total return after                costs of owning different funds.
actual expenses. You may use the             expenses for the six months ended
information in this table, together          June 30, 2005, appears in the table
with the amount you invested, to             on the front of this supplement.
estimate the expenses that you paid
over the period. Simply

================================================================================================================================

                                                            ACTUAL                                  HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT        ENDING ACCOUNT               EXPENSES         ENDING ACCOUNT             EXPENSES
   SHARE                VALUE                  VALUE                   PAID DURING           VALUE                 PAID DURING
   CLASS              (1/1/05)              (6/30/05)(1)                PERIOD(2)          (6/30/05)                PERIOD(2)
Institutional        $1,000.00                $996.90                     $4.70            $1,020.08                  $4.76


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio, 0.95% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

================================================================================================================================



AIMinvestments.com              SCE-INS-2

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.81%

ADVERTISING-0.99%

R.H. Donnelley Corp.(a)                           70,400   $  4,363,392
=======================================================================

AEROSPACE & DEFENSE-2.22%

Alliant Techsystems Inc.(a)                       75,500      5,330,300
-----------------------------------------------------------------------
Curtiss-Wright Corp.                              81,400      4,391,530
=======================================================================
                                                              9,721,830
=======================================================================

AIR FREIGHT & LOGISTICS-1.81%

EGL, Inc.(a)                                     152,200      3,092,704
-----------------------------------------------------------------------
UTI Worldwide, Inc. (United Kingdom)              69,600      4,845,552
=======================================================================
                                                              7,938,256
=======================================================================

ALUMINUM-0.42%

Century Aluminum Co.(a)                           89,500      1,825,800
=======================================================================

APPAREL RETAIL-7.08%

Dress Barn, Inc. (The)(a)                        239,900      5,428,937
-----------------------------------------------------------------------
DSW Inc.-Class A(a)                               12,000        299,400
-----------------------------------------------------------------------
Finish Line, Inc. (The)-Class A                  150,600      2,849,352
-----------------------------------------------------------------------
Genesco Inc.(a)                                  123,900      4,595,451
-----------------------------------------------------------------------
Guess?, Inc.(a)                                  270,484      4,484,625
-----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                   127,800      4,400,154
-----------------------------------------------------------------------
Stage Stores, Inc.(a)                            114,000      4,970,400
-----------------------------------------------------------------------
Too Inc.(a)                                      171,100      3,998,607
=======================================================================
                                                             31,026,926
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.19%

Kenneth Cole Productions, Inc.-Class A            25,000        778,000
-----------------------------------------------------------------------
Quiksilver, Inc.(a)                              276,600      4,420,068
=======================================================================
                                                              5,198,068
=======================================================================

APPLICATION SOFTWARE-1.55%

Hyperion Solutions Corp.(a)                       69,200      2,784,608
-----------------------------------------------------------------------
SERENA Software, Inc.(a)                         208,800      4,029,840
=======================================================================
                                                              6,814,448
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.25%

Affiliated Managers Group, Inc.(a)                80,000      5,466,400
=======================================================================

BIOTECHNOLOGY-1.98%

DOV Pharmaceutical, Inc.(a)                      122,400      2,283,984
-----------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                   71,000      2,986,260
-----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(a)                  93,500      3,420,230
=======================================================================
                                                              8,690,474
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


BUILDING PRODUCTS-0.53%

NCI Building Systems, Inc.(a)                     70,300   $  2,305,840
=======================================================================

CASINOS & GAMING-1.04%

Pinnacle Entertainment, Inc.(a)                  233,300      4,563,348
=======================================================================

COMMERCIAL PRINTING-0.60%

Banta Corp.                                       57,700      2,617,272
=======================================================================

COMMUNICATIONS EQUIPMENT-2.20%

CommScope, Inc.(a)                               225,400      3,924,214
-----------------------------------------------------------------------
Packeteer, Inc.(a)                               290,200      4,091,820
-----------------------------------------------------------------------
Westell Technologies, Inc.-Class A(a)            273,810      1,637,384
=======================================================================
                                                              9,653,418
=======================================================================

COMPUTER HARDWARE-1.82%

Intergraph Corp.(a)                               86,500      2,980,790
-----------------------------------------------------------------------
Stratasys, Inc.(a)                               153,100      5,003,308
=======================================================================
                                                              7,984,098
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.44%

Synaptics Inc.(a)                                 89,400      1,909,584
=======================================================================

CONSTRUCTION & ENGINEERING-0.81%

URS Corp.(a)                                      94,800      3,540,780
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-3.40%

Manitowoc Co., Inc. (The)                        122,200      5,012,644
-----------------------------------------------------------------------
Wabash National Corp.                            182,000      4,409,860
-----------------------------------------------------------------------
Wabtec Corp.                                     256,500      5,509,620
=======================================================================
                                                             14,932,124
=======================================================================

CONSUMER FINANCE-0.54%

World Acceptance Corp.(a)                         79,000      2,373,950
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.05%

BISYS Group, Inc. (The)(a)                       313,000      4,676,220
-----------------------------------------------------------------------
Wright Express Corp.(a)                          233,200      4,307,204
=======================================================================
                                                              8,983,424
=======================================================================

DIVERSIFIED CHEMICALS-1.12%

FMC Corp.(a)                                      87,600      4,917,864
=======================================================================

DIVERSIFIED METALS & MINING-0.98%

Compass Minerals International, Inc.             183,700      4,298,580
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

ENVIRONMENTAL & FACILITIES SERVICES-1.29%

Waste Connections, Inc.(a)                       151,600   $  5,653,164
=======================================================================

GAS UTILITIES-1.64%

Energen Corp.                                    132,200      4,633,610
-----------------------------------------------------------------------
New Jersey Resources Corp.                        53,500      2,581,375
=======================================================================
                                                              7,214,985
=======================================================================

HEALTH CARE EQUIPMENT-1.02%

Invacare Corp.                                   101,300      4,493,668
=======================================================================

HEALTH CARE FACILITIES-3.43%

Genesis HealthCare Corp.(a)                       79,800      3,693,144
-----------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                      144,300      5,715,723
-----------------------------------------------------------------------
VCA Antech, Inc.(a)                              232,200      5,630,850
=======================================================================
                                                             15,039,717
=======================================================================

HEALTH CARE SERVICES-1.15%

Apria Healthcare Group Inc.(a)                   145,100      5,026,264
=======================================================================

HEALTH CARE SUPPLIES-3.59%

DJ Orthopedics Inc.(a)                           186,800      5,123,924
-----------------------------------------------------------------------
Haemonetics Corp.(a)                             122,200      4,966,208
-----------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)               150,700      5,669,334
=======================================================================
                                                             15,759,466
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.21%

La Quinta Corp.(a)                               568,200      5,301,306
=======================================================================

HOUSEWARES & SPECIALTIES-1.23%

Yankee Candle Co., Inc. (The)                    167,800      5,386,380
=======================================================================

INDUSTRIAL GASES-0.94%

Airgas, Inc.                                     167,500      4,132,225
=======================================================================

INDUSTRIAL MACHINERY-0.95%

Kaydon Corp.                                     149,700      4,169,145
=======================================================================

INSURANCE BROKERS-0.79%

Hilb Rogal & Hobbs Co.                           100,800      3,467,520
=======================================================================

INTERNET SOFTWARE & SERVICES-0.95%

United Online, Inc.                              383,400      4,163,724
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.52%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $4,480,000)(a)(b)(c)             44,800      2,266,880
=======================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-0.51%

iShares Nasdaq Biotechnology Index Fund(a)(d)     32,900      2,233,910
=======================================================================

MANAGED HEALTH CARE-1.73%

AMERIGROUP Corp.(a)                               87,800      3,529,560
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MANAGED HEALTH CARE-(CONTINUED)

Sierra Health Services, Inc.(a)                   56,700   $  4,051,782
=======================================================================
                                                              7,581,342
=======================================================================

METAL & GLASS CONTAINERS-1.15%

AptarGroup, Inc.                                  99,700      5,064,760
=======================================================================

MULTI-UTILITIES-0.53%

Avista Corp.                                     124,300      2,310,737
=======================================================================

OFFICE SERVICES & SUPPLIES-0.67%

Brady Corp.-Class A                               95,500      2,960,500
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.93%

FMC Technologies, Inc.(a)                        118,700      3,794,839
-----------------------------------------------------------------------
Oceaneering International, Inc.(a)               120,900      4,672,785
=======================================================================
                                                              8,467,624
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.64%

Comstock Resources, Inc.(a)                      139,300      3,522,897
-----------------------------------------------------------------------
Penn Virginia Corp.                              127,300      5,686,491
-----------------------------------------------------------------------
Plains Exploration & Production Co.(a)           172,200      6,118,266
-----------------------------------------------------------------------
Warren Resources Inc.(a)                         478,500      5,000,325
=======================================================================
                                                             20,327,979
=======================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.52%

Golar LNG Ltd. (Bermuda)(a)(e)                   190,635      2,264,634
=======================================================================

PACKAGED FOODS & MEATS-2.30%

Flowers Foods, Inc.                              174,000      6,152,640
-----------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                         138,500      3,948,635
=======================================================================
                                                             10,101,275
=======================================================================

PAPER PRODUCTS-0.78%

Wausau Paper Corp.                               286,200      3,428,676
=======================================================================

PHARMACEUTICALS-1.51%

Aspreva Pharmaceuticals Corp. (Canada)(a)        203,000      3,144,470
-----------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.(a)                  109,900      3,495,919
=======================================================================
                                                              6,640,389
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.45%

Assured Guaranty Ltd. (Bermuda)                  243,300      5,683,488
-----------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(a)        59,900      5,077,124
=======================================================================
                                                             10,760,612
=======================================================================

REAL ESTATE-3.61%

Alexandria Real Estate Equities, Inc.             35,100      2,578,095
-----------------------------------------------------------------------
Global Signal Inc.                               141,200      5,316,180
-----------------------------------------------------------------------
LaSalle Hotel Properties                         139,000      4,560,590
-----------------------------------------------------------------------
Universal Health Realty Income Trust              88,400      3,368,924
=======================================================================
                                                             15,823,789
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.23%

Jones Lang LaSalle Inc.(a)                       121,550   $  5,376,156
=======================================================================

REGIONAL BANKS-6.53%

Alabama National BanCorp.                         55,300      3,614,961
-----------------------------------------------------------------------
Boston Private Financial Holdings, Inc.          136,000      3,427,200
-----------------------------------------------------------------------
Columbia Banking System, Inc.                     89,900      2,213,338
-----------------------------------------------------------------------
CVB Financial Corp.                              128,150      2,521,992
-----------------------------------------------------------------------
Hancock Holding Co.                               69,700      2,397,680
-----------------------------------------------------------------------
Hudson United Bancorp                             60,700      2,191,270
-----------------------------------------------------------------------
MB Financial, Inc.                                84,900      3,381,567
-----------------------------------------------------------------------
Signature Bank(a)                                103,500      2,525,400
-----------------------------------------------------------------------
Sterling Bancshares, Inc.                        152,900      2,379,124
-----------------------------------------------------------------------
Western Alliance Bancorp(a)                       23,300        591,820
-----------------------------------------------------------------------
Wintrust Financial Corp.                          64,600      3,381,810
=======================================================================
                                                             28,626,162
=======================================================================

RESTAURANTS-4.31%

Dave & Buster's, Inc.(a)                         243,200      4,484,608
-----------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.              166,700      5,069,347
-----------------------------------------------------------------------
Papa John's International, Inc.(a)               113,000      4,516,610
-----------------------------------------------------------------------
Steak n Shake Co. (The)(a)                       259,500      4,831,890
=======================================================================
                                                             18,902,455
=======================================================================

SEMICONDUCTOR EQUIPMENT-2.01%

ATMI, Inc.(a)                                    173,600      5,036,136
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                        101,700      3,762,900
=======================================================================
                                                              8,799,036
=======================================================================

SEMICONDUCTORS-1.95%

DSP Group, Inc.(a)                               201,500      4,809,805
-----------------------------------------------------------------------
Semtech Corp.(a)                                 122,800      2,044,620
-----------------------------------------------------------------------
Silicon Laboratories Inc.(a)                      65,000      1,703,650
=======================================================================
                                                              8,558,075
=======================================================================

SPECIALTY CHEMICALS-2.11%

Albemarle Corp.                                  134,300      4,897,921
-----------------------------------------------------------------------
Minerals Technologies Inc.                        70,850      4,364,360
=======================================================================
                                                              9,262,281
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


SPECIALTY STORES-0.88%

Hibbett Sporting Goods, Inc.(a)                  101,900   $  3,855,896
=======================================================================

SYSTEMS SOFTWARE-1.81%

Progress Software Corp.(a)                       148,000      4,462,200
-----------------------------------------------------------------------
RADWARE Ltd.(a)                                  193,000      3,489,440
=======================================================================
                                                              7,951,640
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.56%

Sterling Financial Corp.(a)                       65,600      2,453,440
=======================================================================

TIRES & RUBBER-0.51%

Bandag, Inc.                                      48,600      2,238,030
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.98%

Watsco, Inc.                                     101,000      4,302,600
=======================================================================

TRUCKING-0.87%

Landstar System, Inc.(a)                         126,400      3,807,168
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $364,965,481)                         433,299,486
=======================================================================

MONEY MARKET FUNDS-0.78%

Liquid Assets Portfolio-Institutional
  Class(f)                                     1,701,377      1,701,377
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    1,701,377      1,701,377
=======================================================================
    Total Money Market Funds (Cost
      $3,402,754)                                             3,402,754
=======================================================================
TOTAL INVESTMENTS-99.59% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $368,368,235)               436,702,240
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.39%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                    856,892        856,892
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                    856,891        856,891
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $1,713,783)                                       1,713,783
=======================================================================
TOTAL INVESTMENTS-99.98% (Cost $370,082,018)                438,416,023
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                             103,071
=======================================================================
NET ASSETS-100.00%                                         $438,519,094
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at June 30, 2005 represented 0.52% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at June 30, 2005 represented 0.52% of the Fund's Total Investments. See
     Note 1A.
(d) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at June 30, 2005 represented 0.52% of the Fund's Total Investments. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $364,965,481)*                               $433,299,486
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $5,116,537)                               5,116,537
===========================================================
    Total investments (cost $370,082,018)       438,416,023
===========================================================
Cash                                              4,409,272
-----------------------------------------------------------
Receivables for:
  Investments sold                                9,761,736
-----------------------------------------------------------
  Fund shares sold                                  461,507
-----------------------------------------------------------
  Dividends                                         193,779
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               25,664
-----------------------------------------------------------
Other assets                                         57,539
===========================================================
    Total assets                                453,325,520
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          11,228,776
-----------------------------------------------------------
  Fund shares reacquired                          1,398,355
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 41,089
-----------------------------------------------------------
  Collateral upon return of securities loaned     1,713,783
-----------------------------------------------------------
Accrued distribution fees                           245,730
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              156
-----------------------------------------------------------
Accrued transfer agent fees                          99,342
-----------------------------------------------------------
Accrued operating expenses                           79,195
===========================================================
    Total liabilities                            14,806,426
===========================================================
Net assets applicable to shares outstanding    $438,519,094
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $331,219,234
-----------------------------------------------------------
Undistributed net investment income (loss)       (2,979,712)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     41,945,567
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     68,334,005
===========================================================
                                               $438,519,094
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $226,946,910
___________________________________________________________
===========================================================
Class B                                        $136,191,475
___________________________________________________________
===========================================================
Class C                                        $ 59,328,954
___________________________________________________________
===========================================================
Class R                                        $ 15,294,533
___________________________________________________________
===========================================================
Institutional Class                            $    757,222
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,838,808
___________________________________________________________
===========================================================
Class B                                          11,063,272
___________________________________________________________
===========================================================
Class C                                           4,821,626
___________________________________________________________
===========================================================
Class R                                           1,210,876
___________________________________________________________
===========================================================
Institutional Class                                  59,407
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.72
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.72 divided by
      94.50%)                                  $      13.46
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.31
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.30
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      12.63
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      12.75
___________________________________________________________
===========================================================

* At June 30, 2005, securities with an aggregate market value of $1,670,340 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,373)          $    979,265
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $24,113, after compensation
  to counterparties of $150,104)                                   136,784
==========================================================================
    Total investment income                                      1,116,049
==========================================================================

EXPENSES:

Advisory fees                                                    1,881,633
--------------------------------------------------------------------------
Administrative services fees                                        65,791
--------------------------------------------------------------------------
Custodian fees                                                      24,092
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          399,106
--------------------------------------------------------------------------
  Class B                                                          705,183
--------------------------------------------------------------------------
  Class C                                                          300,074
--------------------------------------------------------------------------
  Class R                                                           33,797
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                         756,277
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              54
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           12,865
--------------------------------------------------------------------------
Other                                                              140,381
==========================================================================
    Total expenses                                               4,319,253
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (257,251)
==========================================================================
    Net expenses                                                 4,062,002
==========================================================================
Net investment income (loss)                                    (2,945,953)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $359,354)                                  35,298,164
--------------------------------------------------------------------------
  Foreign currencies                                                  (255)
==========================================================================
                                                                35,297,909
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (36,933,492)
==========================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                    (1,635,583)
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (4,581,536)
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,945,953)   $ (5,605,804)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            35,297,909      63,214,018
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (36,933,492)    (17,288,151)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (4,581,536)     40,320,063
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (6,812,723)
------------------------------------------------------------------------------------------
  Class B                                                               --      (4,459,412)
------------------------------------------------------------------------------------------
  Class C                                                               --      (1,866,092)
------------------------------------------------------------------------------------------
  Class R                                                               --        (312,412)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (13,450,639)
==========================================================================================
Share transactions-net:
  Class A                                                      (18,665,791)    (33,241,596)
------------------------------------------------------------------------------------------
  Class B                                                      (18,389,159)    (29,808,487)
------------------------------------------------------------------------------------------
  Class C                                                       (5,702,743)    (13,451,247)
------------------------------------------------------------------------------------------
  Class R                                                        3,478,920       8,911,070
------------------------------------------------------------------------------------------
  Institutional Class                                              739,787              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (38,538,986)    (67,590,260)
==========================================================================================
    Net increase (decrease) in net assets                      (43,120,522)    (40,720,836)
==========================================================================================

NET ASSETS:

  Beginning of period                                          481,639,616     522,360,452
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,979,712) and $(33,759),
    respectively)                                             $438,519,094    $481,639,616
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets.

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                               0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                               0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                               0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                0.64%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $248,177.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,895.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $65,791.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $756,277 for Class A, Class B, Class C and Class R share classes and $54 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Effective July 1, 2005, the Trustees approved a permanent reduction in the annual rate payable by the Fund to ADI to 0.25% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class A, Class B, Class C and Class R shares paid $399,106, $705,183, $300,074 and $33,797, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2005, ADI advised the Fund that it retained $49,579 in front-end sales commissions from the sale of Class A shares and $0, $22,967, $1,928 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                               UNREALIZED
               MARKET VALUE     PURCHASES       PROCEEDS      APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND             12/31/04        AT COST       FROM SALES    (DEPRECIATION)      06/30/05       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
Institutional
  Class         $2,284,239     $47,193,695    $(47,776,557)      $   --         $1,701,377     $56,035       $   --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
Institutional
  Class          2,284,239     47,193,695     (47,776,557)           --          1,701,377      56,636           --
======================================================================================================================
  Subtotal      $4,568,478     $94,387,390    $(95,553,114)      $   --         $3,402,754     $112,671      $   --
======================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             UNREALIZED
                             MARKET VALUE    PURCHASES       PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                           12/31/04       AT COST       FROM SALES     (DEPRECIATION)     06/30/05     INCOME*    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class        $11,898,095    $ 15,529,253   $ (26,570,456)      $   --        $  856,892    $11,917      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class         11,898,095      15,529,252     (26,570,456)          --           856,891     12,196          --
=================================================================================================================================
  Subtotal                   $23,796,190    $ 31,058,505   $ (53,140,912)      $   --        $1,713,783    $24,113      $   --
=================================================================================================================================
  Total                      $28,364,668    $125,445,895   $(148,694,026)      $   --        $5,116,537    $136,784     $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $6,108,810 and sales of $2,206,309, which resulted in net realized gains of $359,354.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,179.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,844 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $1,670,340 were on loan to brokers. The loans were secured by cash collateral of $1,713,783 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $24,113 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $136,432,029 and $179,201,964, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 81,147,164
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (12,855,451)
==============================================================================
Net unrealized appreciation of investment securities             $ 68,291,713
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $370,124,310.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                       JUNE 30,                    DECEMBER 31,
                                                                         2005                          2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,329,669    $ 29,000,585     4,288,228    $ 52,758,227
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        629,442       7,602,473     1,064,168      12,839,431
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        480,690       5,787,329       867,391      10,449,258
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        469,818       5,790,158       823,003      10,162,089
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          59,454         740,382            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       481,426       6,080,413
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       327,877       4,019,765
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       119,514       1,465,238
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --        24,270         304,591
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        230,917       2,859,219       622,034       7,675,039
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (238,272)     (2,859,219)     (637,822)     (7,675,039)
======================================================================================================================
Reacquired:
  Class A                                                     (4,069,432)    (50,525,595)   (8,184,332)    (99,755,275)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,921,505)    (23,132,413)   (3,263,817)    (38,992,644)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (957,499)    (11,490,072)   (2,126,834)    (25,365,743)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (188,473)     (2,311,238)     (126,430)     (1,555,610)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                             (47)           (595)           --              --
======================================================================================================================
                                                              (3,175,238)   $(38,538,986)   (5,721,324)   $(67,590,260)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b)  Institutional Class shares commenced sales on April 29, 2005.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                    ---------------------------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                    SIX MONTHS                                                                   (DATE OPERATIONS
                                      ENDED                         YEAR ENDED DECEMBER 31,                       COMMENCED) TO
                                     JUNE 30,        -----------------------------------------------------         DECEMBER 31,
                                       2005            2004           2003           2002           2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  12.80        $  12.03       $   8.23       $  10.19       $   9.36           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)          (0.06)(a)       (0.09)(a)      (0.09)(a)      (0.05)(a)      (0.05)(a)         (0.00)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)      (0.02)           1.22           3.89          (1.91)          0.88             (0.64)
=================================================================================================================================
    Total from investment
      operations                        (0.08)           1.13           3.80          (1.96)          0.83             (0.64)
=================================================================================================================================
Less distributions from net
  realized gains                           --           (0.36)            --             --          (0.00)               --
=================================================================================================================================
Net asset value, end of period       $  12.72        $  12.80       $  12.03       $   8.23       $  10.19           $  9.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                         (0.63)%          9.45%         46.17%        (19.23)%         8.92%            (6.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $226,947        $247,581       $266,284       $140,652       $105,146           $32,805
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                       1.54%(c)        1.53%          1.77%          1.67%          1.78%             1.78%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements               1.65%(c)        1.64%          1.77%          1.67%          1.78%             2.72%(d)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (1.04)%(c)      (0.77)%        (0.89)%        (0.54)%        (0.57)%           (0.12)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                 31%            124%           112%           117%           123%               49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $229,950,407.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                CLASS B
                                      -------------------------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                      SIX MONTHS                                                                 (DATE OPERATIONS
                                        ENDED                        YEAR ENDED DECEMBER 31,                      COMMENCED) TO
                                       JUNE 30,        ---------------------------------------------------         DECEMBER 31,
                                         2005            2004           2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  12.42        $  11.77       $   8.11       $ 10.11       $  9.33           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.10)          (0.18)(a)      (0.15)(a)     (0.11)(a)     (0.11)(a)         (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        (0.01)           1.19           3.81         (1.89)         0.89             (0.64)
=================================================================================================================================
    Total from investment operations      (0.11)           1.01           3.66         (2.00)         0.78             (0.67)
=================================================================================================================================
Less distributions from net realized
  gains                                      --           (0.36)            --            --            --                --
=================================================================================================================================
Net asset value, end of period         $  12.31        $  12.42       $  11.77       $  8.11       $ 10.11           $  9.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           (0.89)%          8.64%         45.13%       (19.78)%        8.36%            (6.70)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $136,191        $156,450       $177,811       $99,551       $64,012           $16,385
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                         2.19%(c)        2.27%          2.42%         2.32%         2.44%             2.49%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                         2.30%(c)        2.29%          2.42%         2.32%         2.44%             3.43%(d)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (1.69)%(c)      (1.51)%        (1.54)%       (1.19)%       (1.23)%           (0.83)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   31%            124%           112%          117%          123%               49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $142,205,450.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                        SIX MONTHS                                                               (DATE OPERATIONS
                                          ENDED                       YEAR ENDED DECEMBER 31,                     COMMENCED) TO
                                         JUNE 30,        -------------------------------------------------         DECEMBER 31,
                                           2005           2004          2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  12.42        $ 11.77       $  8.11       $ 10.10       $  9.34            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.10)(a)      (0.18)(a)     (0.15)(a)     (0.11)(a)     (0.11)(a)         (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)          (0.02)          1.19          3.81         (1.88)         0.87             (0.63)
=================================================================================================================================
    Total from investment operations        (0.12)          1.01          3.66         (1.99)         0.76             (0.66)
=================================================================================================================================
Less distributions from net realized
  gains                                        --          (0.36)           --            --            --                --
=================================================================================================================================
Net asset value, end of period           $  12.30        $ 12.42       $ 11.77       $  8.11       $ 10.10            $ 9.34
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                             (0.97)%         8.64%        45.13%       (19.70)%        8.14%            (6.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $ 59,329        $65,792       $75,763       $41,132       $29,548            $9,028
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                           2.19%(c)       2.27%         2.42%         2.32%         2.44%             2.49%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           2.30%(c)       2.29%         2.42%         2.32%         2.44%             3.43%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.69)%(c)     (1.51)%       (1.54)%       (1.19)%       (1.23)%           (0.83)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     31%           124%          112%          117%          123%               49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $60,512,109.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS R
                                                              ---------------------------------------------------------
                                                                                                          JUNE 3, 2002
                                                              SIX MONTHS            YEAR ENDED             (DATE SALES
                                                                ENDED              DECEMBER 31,           COMMENCED) TO
                                                               JUNE 30,        --------------------       DECEMBER 31,
                                                                 2005           2004          2003            2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.71         $ 11.99       $ 8.22          $10.58
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)       (0.12)(a)    (0.11)(a)       (0.04)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)           1.20         3.88           (2.32)
=======================================================================================================================
    Total from investment operations                             (0.08)           1.08         3.77           (2.36)
=======================================================================================================================
Less distributions from net realized gains                          --           (0.36)          --              --
=======================================================================================================================
Net asset value, end of period                                 $ 12.63         $ 12.71       $11.99          $ 8.22
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  (0.63)%          9.06%       45.86%         (22.31)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $15,295         $11,817       $2,502          $   55
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.69%(c)        1.77%        1.92%           1.92%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.80%(c)        1.79%        1.92%           1.92%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.19)%(c)      (1.01)%      (1.04)%         (0.78)%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                          31%            124%         112%            117%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,630,826.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 29, 2005
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                     JUNE 30,
                                                                       2005
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 11.69
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.01)(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 1.07
===================================================================================
    Total from investment operations                                     1.06
===================================================================================
Net asset value, end of period                                        $ 12.75
___________________________________________________________________________________
===================================================================================
Total return(b)                                                          9.07%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   757
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.95%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      1.06%(c)
===================================================================================
Ratio of net investment income (loss) to average net assets             (0.45)%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                 31%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $308,526.
(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street, 51st Floor
                                  Vice President                                Philadelphia, PA 19103-7599

                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Value Fund                        AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                          AIM European Small Company Fund(5)           AIM High Yield Fund
AIM Capital Development Fund                AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                            AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                      AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund               AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund1                          AIM International Core Equity Fund(1)        AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund              AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                   AIM International Small Company Fund(6)      Premier Portfolio
AIM Mid Cap Basic Value Fund                AIM Trimark Fund                             Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                   SECTOR EQUITY                  TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                   AIM Advantage Health Sciences Fund(1)        AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                  AIM Energy Fund(1)                           AIM Municipal Bond Fund
AIM Premier Equity Fund                     AIM Financial Services Fund(1)               AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund1                     AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                      AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund3                  AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund4                  AIM Leisure Fund(1)                                  AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)            AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                   AIM Real Estate Fund(7)                      AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund            AIM Technology Fund(1)                       AIM Growth Allocation Fund(9)
AIM Weingarten Fund                         AIM Utilities Fund(1)                        AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund

                                            ========================================================================================
                                            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                            AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                            AND READ IT CAREFULLY BEFORE INVESTING.
                                            ========================================================================================

*Domestic equity and income fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com               SCE-SAR-1              A I M Distributors, Inc.

                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College    Separately    Offshore    Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings    Managed       Products    Management              --Registered Trademark--
                                  Plans      Accounts
--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None.

ITEM 11.   CONTROLS AND PROCEDURES.

 (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

 12(a)(1)         Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)         Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Funds Group

By:     /s/ Robert H. Graham
       ----------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:  September 2, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ Robert H. Graham
        ---------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 2, 2005


By:     /s/ Sidney M. Dilgren
        ---------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 2, 2005

                                  EXHIBIT INDEX


12(a)(1)      Not applicable.

12(a)(2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.